     As filed with the Securities and Exchange Commission on April 15, 2016
                                                            File Nos. 333-200263
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 2                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 616                            [X]

                        (Check Appropriate Box or Boxes)


                   MetLife Investors USA Separate Account A
                           (Exact Name of Registrant)


                         MetLife Insurance Company USA
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:


              On May 1, 2016 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 1, 2016 pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A





                                                                     SERIES XTRA






                                                                     MAY 1, 2016




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 62 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 61 Investment Portfolios listed below.

The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST


     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)#

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 93 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Purchase Payment Credit............................. 23
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Withdrawal Charge................................... 37
     Reduction or Elimination of the Withdrawal
       Charge............................................ 38
     Premium and Other Taxes............................. 39
     Transfer Fee........................................ 39
     Income Taxes........................................ 39
     Investment Portfolio Expenses....................... 39
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 39
     Annuity Date........................................ 39
     Annuity Payments.................................... 39
     Annuity Options..................................... 40
     Variable Annuity Payments........................... 42
     Fixed Annuity Payments.............................. 42
6. ACCESS TO YOUR MONEY.................................. 42
     Systematic Withdrawal Program....................... 44
     Suspension of Payments or Transfers................. 44


7. LIVING BENEFITS....................................... 44
     Overview of Living Benefit Riders................... 44
     Guaranteed Income Benefits.......................... 45
     Description of GMIB Plus III........................ 46
     Description of GMIB Plus II......................... 53
     Description of GMIB II.............................. 54
     Guaranteed Withdrawal Benefits...................... 55
     Description of the Lifetime Withdrawal
       Guarantee II...................................... 57
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 63
8. PERFORMANCE........................................... 67
9. DEATH BENEFIT......................................... 68
     Upon Your Death..................................... 68
     Standard Death Benefit -- Principal Protection...... 69
     Optional Death Benefit -- Annual Step-Up............ 69
     Optional Death Benefit -- Enhanced Death
       Benefit II........................................ 69
     Description of Enhanced Death Benefit I............. 74
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 75
     General Death Benefit Provisions.................... 75
     Spousal Continuation................................ 76
     Death of the Annuitant.............................. 76
     Controlled Payout................................... 77
10. FEDERAL INCOME TAX STATUS............................ 77
     Non-Qualified Contracts............................. 77
     Qualified Contracts................................. 80
11. OTHER INFORMATION.................................... 87
     MetLife USA......................................... 87
     The Separate Account................................ 88
     Distributor......................................... 88
     Selling Firms....................................... 89
     Requests and Elections.............................. 90
     Ownership........................................... 92
     Legal Proceedings................................... 93
     Financial Statements................................ 93

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  93
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment..................................... 58 and 63
Annuitant................................................................ 93
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Service Center..................................................... 8
Annuity Units............................................................ 40
Beneficiary.............................................................. 92
Benefit Base............................................................. 63
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 70
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 91
Guaranteed Withdrawal Amount............................................. 64
GWB Withdrawal Rate...................................................... 63
Income Base.............................................................. 46
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 92
Owner.................................................................... 92
Purchase Payment Credit.................................................. 23
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 88
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 6% (an additional 1% credit is added if your total Purchase Payments equal $200,000 or more). The amount of the Purchase Payment Credit applied to each Purchase Payment is based on funds actually received by MetLife Investors USA and invested in the contract. A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit, and we will not deduct a withdrawal charge. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife USA bears any loss. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------




















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
               8                             1
        9 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.45%
Administration Charge                                            0.25%
                                                                 ----
Total Separate Account Annual Expenses                           1.70%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.15%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for additional optional death benefit riders (Enhanced Death Benefit II and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Annual Step-Up
 Charge, and the Additional Death Benefit -- Earnings Preservation Benefit
 Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus III and GMIB Plus II -- maximum charge                    1.50%

  GMIB Plus III and GMIB Plus II -- current charge                    1.00%


  GMIB II                                                             0.50%


LIFETIME WITHDRAWAL GUARANTEE II RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%



  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge            1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge            0.55%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus III and GMIB Plus II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")



 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit rider charge may increase upon an Optional Reset, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 5))

  EDB II -- maximum charge                               1.50%

  EDB II (issue age 69 or younger) -- current charge     0.60%

  EDB II (issue age 70-75) -- current charge             1.15%


  EDB I -- maximum charge                                1.50%

  EDB I (issue age 69 or younger) -- current charge      0.75%

  EDB I (issue age 70-75) -- current charge              0.95%


--------------------------------------------------------------------------------

 Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The Enhanced Death Benefit II and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio             --           0.55%       0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Goldman Sachs Mid Cap Value Portfolio        0.71%         0.25%        0.04%

 Harris Oakmark International Portfolio        0.77%         0.25%       0.06%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Core Bond Portfolio                 0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio         --        1.00%           --          1.00%

 Harris Oakmark International Portfolio         --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                  --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Met/Eaton Vance Floating Rate Portfolio      0.60%         0.25%        0.07%

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio

 Met/Templeton International Bond             0.60%         0.25%        0.13%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio              0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%       0.02%
  Portfolio

 MetLife Small Cap Value Portfolio            0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio        0.75%         0.25%       0.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%       0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio      0.25%         0.30%        0.03%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%       0.03%
  Portfolio

 Frontier Mid Cap Growth Portfolio            0.71%         0.25%        0.03%

 Jennison Growth Portfolio                     0.60%         0.25%       0.02%

 Met/Artisan Mid Cap Value Portfolio          0.81%         0.25%        0.03%

 Met/Dimensional International Small           0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                   0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%       0.02%

 MetLife Asset Allocation 40 Portfolio        0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio        0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio         0.25%         0.30%       0.04%

 MetLife Stock Index Portfolio                0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                        0.70%         0.25%       0.02%

 MSCI EAFE(R) Index Portfolio                 0.30%         0.30%        0.10%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%       0.03%

 Russell 2000(R) Index Portfolio              0.25%         0.30%        0.06%

 T. Rowe Price Large Cap Growth                0.60%         0.25%       0.02%
  Portfolio

 Van Eck Global Natural Resources             0.78%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Met/Eaton Vance Floating Rate Portfolio       --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond              --        0.98%           --          0.98%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio             0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio           0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 PanAgora Global Diversified Risk            0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio           0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio        0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio       --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio         --        1.03%           --          1.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio       --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Frontier Mid Cap Growth Portfolio             --        0.99%         0.02%         0.97%

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Met/Artisan Mid Cap Value Portfolio           --        1.09%           --          1.09%

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                    --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio       0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio       0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                 --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio                0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio             --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio             0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio

 Van Eck Global Natural Resources              --        1.06%         0.01%         1.05%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic       0.59%         0.25%       0.04%         --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit -- Earnings Preservation Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,518     $2,820      $4,252      $8,535
    minimum       $1,410     $2,490      $3,695      $7,398



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $718      $2,190      $3,802      $8,535
    minimum        $610      $1,860      $3,245      $7,398



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,173     $1,771      $2,485      $4,961
    minimum       $1,065     $1,430      $1,884      $3,587



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $373      $1,141      $2,035      $4,961
    minimum        $265      $  800      $1,434      $3,587


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective

Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II," and "Restrictions on Subsequent Purchase Payments for Enhanced GWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus III, Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit II, or Enhanced Death Benefit I riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II



Allocation. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime

Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death

Benefit II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global

     Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   Barclays Aggregate Bond Index Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio

   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Frontier Mid Cap Growth Portfolio

   Goldman Sachs Mid Cap Value Portfolio
   Invesco Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

Platform 4
----------



   Clarion Global Real Estate Portfolio

   Invesco Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MetLife Small Cap Value Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------



   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, GMIB PLUS III, LIFETIME WITHDRAWAL GUARANTEE II, EDB I, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II and GMIB Plus III after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");

   3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or

   4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits -

        Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR ENHANCED GWB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with the Enhanced GWB optional rider. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


PURCHASE PAYMENT CREDIT


Your Account Value will be credited with an additional amount (Purchase Payment Credit) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 6% of the Purchase Payment. For contracts with Purchase Payments of $200,000 or more, the amount of the credit increases to 7%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $200,000 level and all subsequent payments). The amount of the Purchase Payment Credit applied to each purchase payment is based on funds actually received by MetLife Investors USA and invested in the contract.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the Free Look provision, MetLife USA will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge.

Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife USA bears any loss. The amount returned to you may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your Purchase Payment due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $300 to your contract as a Purchase Payment Credit. You have told us you want this to go to the MetLife Asset Allocation 80 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MetLife Asset Allocation 80 Portfolio is $12.50. We then divide $5,300 by $12.50 and credit your contract on Monday night with 424 Accumulation Units for the MetLife Asset Allocation 80 Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Series XTRA is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS


The contract offers 61 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Balanced Plus Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other
Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)#

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the section
     "Purchase -- Investment Allocation Restrictions for Certain Riders."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Dimensional International Small Company Portfolio

      Met/Eaton Vance Floating Rate Portfolio

      Met/Templeton International Bond Portfolio


      MetLife Small Cap Value Portfolio


      MFS(R) Research International Portfolio

      MSCI EAFE(R) Index Portfolio


      Neuberger Berman Genesis Portfolio


      Russell 2000(R) Index Portfolio

      Van Eck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio



We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or the Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Barclays Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Barclays Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Barclays Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.45% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/
Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are three different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, and GMIB II.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);

o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB II) or 91st birthday (for GMIB Plus II or GMIB Plus III); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus II and GMIB Plus III).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus III and GMIB Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus II rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus III rider, the rider charge is 1.00% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB II rider, the rider charge is 0.50% of the Income
Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


We offer an optional Lifetime Withdrawal Guarantee rider (the Lifetime Withdrawal Guarantee II rider) and an optional Guaranteed Withdrawal Benefit
(GWB) rider (the Enhanced GWB rider). The Lifetime Withdrawal Guarantee II rider and the Enhanced GWB rider are collectively referred to as the Guaranteed Withdrawal Benefit riders.


If you elect the Lifetime Withdrawal Guarantee II rider or the Enhanced GWB rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the Lifetime Withdrawal Guarantee II and Enhanced GWB riders are listed below.


For the Lifetime Withdrawal Guarantee II rider, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the version of the Lifetime Withdrawal Guarantee II rider with the Compounding Income Amount, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" for information on Automatic Annual Step-Ups and the Compounding Income Amount.)


For the Enhanced GWB rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.

If the Lifetime Withdrawal Guarantee II rider or the Enhanced GWB rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if the Lifetime Withdrawal Guarantee II rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee II and Enhanced GWB rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee II Rider -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee II rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


(See below for a version of the Lifetime Withdrawal Guarantee II rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee II Rider -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Enhanced GWB Rider -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


Enhanced GWB Rider -- Rider Charge. For the Enhanced GWB rider, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8                                          1
  9 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be no earlier than the first contract anniversary.


When you purchase the contract, the Annuity Date will be the first day of the calendar month after the Annuitant's 90th birthday. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.

OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;

(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our the Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered two types of living benefit riders -- guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus III (GMIB Plus III)


o  Guaranteed Minimum Income Benefit Plus II (GMIB Plus II)


o  Guaranteed Minimum Income Benefit II (GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income

Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


The Enhanced GWB rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG II rider, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, and GMIB II.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for

GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS II, GMIB II, AND QUALIFIED CONTRACTS. The GMIB Plus II and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus II, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an

Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal

Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR

ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------

o  you take no withdrawals prior to age 62;

o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:

o  you take no withdrawals prior to age 60;

o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.

TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will continue to apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
       (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (4) through (8) above apply, and the following replaces
----
differences (9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are two different versions of the guaranteed withdrawal benefit riders available under this contract: Lifetime Withdrawal Guarantee II (LWG II) and Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and a GMIB rider or Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE II, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the LWG II rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LWG II RIDER UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee II, Purchase Payment Credits are not included.


RIDER CHARGES. If the Lifetime Withdrawal Guarantee II rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee II rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the Enhanced GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB RIDER OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE II RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB rider.


(See Appendix E for examples of the GWB riders.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee II - 2. When Withdrawals Do Exceed the Annual Benefit Payment."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our

Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent

Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for Enhanced GWB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit, unless you select the Enhanced Death Benefit II rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit II or Enhanced Death Benefit I riders.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating
(2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix F for examples of the calculation of the Death Benefit Base, including the Highest Anniversary

Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses -- Death Benefit Rider Charges."


(3) The Additional Death Benefit -- Earnings Preservation Benefit could be elected with the EDB I rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II."


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). If you select the Earnings Preservation Benefit, you may not select the Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater
- or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the
LWG) is paid out in fixed installments or the Annual Benefit Payment (for the
LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.

THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with MetLife Insurance Company USA.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.

Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantee, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

05/02/2011 to 12/31/2011         9.997644          9.686931        11,438.9042
01/01/2012 to 12/31/2012         9.686931         10.435926        34,212.9758
01/01/2013 to 12/31/2013        10.435926         11.352428        54,859.7028
01/01/2014 to 12/31/2014        11.352428         11.927415        89,625.7279
01/01/2015 to 12/31/2015        11.927415         11.741318        55,587.8548
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996748          1.035035             0.0000
01/01/2015 to 12/31/2015         1.035035          1.003053         9,543.3367
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.016597          6.975502       180,159.4187
01/01/2009 to 12/31/2009         6.975502          8.829282       290,827.0900
01/01/2010 to 12/31/2010         8.829282          9.692467       300,161.5227
01/01/2011 to 12/31/2011         9.692467          9.284907       523,995.4797
01/01/2012 to 12/31/2012         9.284907         10.315720       387,750.9943
01/01/2013 to 12/31/2013        10.315720         11.967422       401,324.3102
01/01/2014 to 12/31/2014        11.967422         12.421393       352,416.7110
01/01/2015 to 12/31/2015        12.421393         12.071383       321,982.5213
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.423568          6.326981       258,598.1531
01/01/2009 to 12/31/2009         6.326981          8.300294       447,766.3800
01/01/2010 to 12/31/2010         8.300294          9.219205       269,270.6362
01/01/2011 to 12/31/2011         9.219205          8.596417       248,066.0544
01/01/2012 to 12/31/2012         8.596417          9.772025       298,522.3027
01/01/2013 to 12/31/2013         9.772025         11.965637       392,118.7370
01/01/2014 to 12/31/2014        11.965637         12.459187       320,769.0720
01/01/2015 to 12/31/2015        12.459187         12.101984       367,006.4302
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         5.870085          5.729921        25,611.9799
01/01/2009 to 12/31/2009         5.729921          7.788963        31,603.6200
01/01/2010 to 12/31/2010         7.788963          9.020479       116,842.5770
01/01/2011 to 12/31/2011         9.020479          8.422717        88,688.4343
01/01/2012 to 12/31/2012         8.422717          9.677909        50,039.3234
01/01/2013 to 12/31/2013         9.677909         12.293438        59,585.3748
01/01/2014 to 12/31/2014        12.293438         13.016593        59,222.7253
01/01/2015 to 12/31/2015        13.016593         13.566700        69,731.0188
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.619512          7.645773        93,907.0604
01/01/2009 to 12/31/2009         7.645773          9.233958       103,828.7700
01/01/2010 to 12/31/2010         9.233958          9.932973       206,239.6200
01/01/2011 to 12/31/2011         9.932973          9.740741       230,571.6637
01/01/2012 to 12/31/2012         9.740741         10.565738       198,237.0618
01/01/2013 to 12/31/2013        10.565738         11.739193       186,892.7021
01/01/2014 to 12/31/2014        11.739193         12.189727       184,088.3161
01/01/2015 to 12/31/2015        12.189727         11.843807       155,454.3946
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011        10.341507         10.549624        10,393.3692
01/01/2012 to 12/31/2012        10.549624         11.413977        68,096.6595
01/01/2013 to 12/31/2013        11.413977         10.792323        63,430.1868
01/01/2014 to 12/31/2014        10.792323         10.985012        62,511.7864
01/01/2015 to 12/31/2015        10.985012          9.722026        93,786.8588
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.997644          9.520258        22,730.6333
01/01/2012 to 12/31/2012         9.520258         10.168330        62,482.4931
01/01/2013 to 12/31/2013        10.168330         10.977976        92,319.5787
01/01/2014 to 12/31/2014        10.977976         11.380095        82,489.3098
01/01/2015 to 12/31/2015        11.380095         11.125896        70,561.2878
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        12.055089         11.465407         8,627.6781
01/01/2009 to 12/31/2009        11.465407         16.456463        35,201.0400
01/01/2010 to 12/31/2010        16.456463         18.646966        64,359.3720
01/01/2011 to 12/31/2011        18.646966         18.679105        49,344.0021
01/01/2012 to 12/31/2012        18.679105         21.303893        51,232.9664
01/01/2013 to 12/31/2013        21.303893         22.796863        30,234.4778
01/01/2014 to 12/31/2014        22.796863         23.047203        25,921.4653
01/01/2015 to 12/31/2015        23.047203         21.643998        22,832.8237
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.944258          9.052459        94,036.5642
01/01/2009 to 12/31/2009         9.052459         11.937341       115,465.4300
01/01/2010 to 12/31/2010        11.937341         13.565479       100,174.2312
01/01/2011 to 12/31/2011        13.565479         12.535725        96,412.9080
01/01/2012 to 12/31/2012        12.535725         15.456164        95,747.4485
01/01/2013 to 12/31/2013        15.456164         15.663731        76,006.1694
01/01/2014 to 12/31/2014        15.663731         17.364568        80,851.5198
01/01/2015 to 12/31/2015        17.364568         16.756976        66,314.8494
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008          4.588340          4.524155      206,038.6130
01/01/2009 to 12/31/2009          4.524155          5.887432      175,353.5700
01/01/2010 to 12/31/2010          5.887432          7.132966      170,267.0947
01/01/2011 to 12/31/2011          7.132966          7.208270      271,559.8422
01/01/2012 to 12/31/2012          7.208270          8.359733      300,379.2576
01/01/2013 to 12/31/2013          8.359733         11.913154      271,901.4740
01/01/2014 to 12/31/2014         11.913154         13.862652      259,187.1104
01/01/2015 to 12/31/2015         13.862652         13.020060      237,960.8203
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        122.432663        125.284241          803.0587
01/01/2011 to 12/31/2011        125.284241        113.372247        1,346.1091
01/01/2012 to 12/31/2012        113.372247        135.929968        2,235.2098
01/01/2013 to 12/31/2013        135.929968        171.335807        2,268.9136
01/01/2014 to 04/25/2014        171.335807        177.992214            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008          4.650651          4.527670       61,456.5442
01/01/2009 to 12/31/2009          4.527670          6.113936       84,855.2800
01/01/2010 to 12/31/2010          6.113936          6.422871       90,928.8520
01/01/2011 to 04/29/2011          6.422871          6.812825            0.0000
--------------------------      ----------        ----------      ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         13.830228         14.764987       90,798.6663
01/01/2011 to 12/31/2011         14.764987         13.542005      114,199.0798
01/01/2012 to 12/31/2012         13.542005         15.653603       83,790.6128
01/01/2013 to 12/31/2013         15.653603         20.323067       81,520.8142
01/01/2014 to 12/31/2014         20.323067         22.522128       77,044.9853
01/01/2015 to 12/31/2015         22.522128         20.032899       73,983.4936
--------------------------      ----------        ----------      ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         11.066424         10.891774      324,382.1973
01/01/2009 to 12/31/2009         10.891774         16.529776      304,960.0500
01/01/2010 to 12/31/2010         16.529776         18.834917      292,908.4436
01/01/2011 to 12/31/2011         18.834917         15.806835      275,523.6617
01/01/2012 to 12/31/2012         15.806835         19.994092      234,314.0537
01/01/2013 to 12/31/2013         19.994092         25.535506      204,274.7423
01/01/2014 to 12/31/2014         25.535506         23.545211      195,407.6243
01/01/2015 to 12/31/2015         23.545211         22.002206      182,743.6705
--------------------------      ----------        ----------      ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010589          1.042600      334,187.4443
01/01/2013 to 12/31/2013          1.042600          1.039414      458,976.4990
01/01/2014 to 12/31/2014          1.039414          1.074078      492,386.2644
01/01/2015 to 12/31/2015          1.074078          1.007024      490,068.9854
--------------------------      ----------        ----------      ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008          7.242680          7.086015       68,141.8923
01/01/2009 to 12/31/2009          7.086015          8.778122       71,201.6400
01/01/2010 to 12/31/2010          8.778122          9.867669       63,779.1988
01/01/2011 to 12/31/2011          9.867669          9.514947       78,802.7990
01/01/2012 to 12/31/2012          9.514947         11.027999       59,934.5295
01/01/2013 to 12/31/2013         11.027999         14.613184       84,882.7249
01/01/2014 to 12/31/2014         14.613184         15.634212       74,151.7523
01/01/2015 to 12/31/2015         15.634212         14.387943       56,914.1718
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        14.970241         15.236806         7,267.4154
01/01/2009 to 12/31/2009        15.236806         18.869671        10,351.5300
01/01/2010 to 12/31/2010        18.869671         23.183243        22,977.3034
01/01/2011 to 12/31/2011        23.183243         21.851889        25,709.0963
01/01/2012 to 12/31/2012        21.851889         24.527713        15,784.2332
01/01/2013 to 12/31/2013        24.527713         31.281278        13,048.3282
01/01/2014 to 12/31/2014        31.281278         33.568274         8,701.8422
01/01/2015 to 12/31/2015        33.568274         29.903343         7,730.4154
--------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         9.276297          9.282264       129,747.9457
01/01/2009 to 12/31/2009         9.282264         12.157292       150,541.1800
01/01/2010 to 12/31/2010        12.157292         15.014392       154,935.2476
01/01/2011 to 12/31/2011        15.014392         14.536761       146,148.6863
01/01/2012 to 12/31/2012        14.536761         16.819537       126,783.6187
01/01/2013 to 12/31/2013        16.819537         23.075728       108,311.6103
01/01/2014 to 12/31/2014        23.075728         24.371523       100,271.4471
01/01/2015 to 12/31/2015        24.371523         23.445234        87,944.8233
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.818387         10.239016        18,998.3231
01/01/2014 to 12/31/2014        10.239016         10.531517        18,543.3983
01/01/2015 to 12/31/2015        10.531517         10.357282        25,399.4108
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

11/10/2008 to 12/31/2008         8.775944          8.906301        16,492.7732
01/01/2009 to 12/31/2009         8.906301          9.773545        15,419.9800
01/01/2010 to 12/31/2010         9.773545         10.149269        52,466.6157
01/01/2011 to 12/31/2011        10.149269         10.509031        52,427.7811
01/01/2012 to 12/31/2012        10.509031         10.789921        40,179.6238
01/01/2013 to 04/26/2013        10.789921         10.761277             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012643          1.044636        18,542.8874
01/01/2013 to 12/31/2013         1.044636          1.134749       143,323.1344
01/01/2014 to 12/31/2014         1.134749          1.188086       175,013.8091
01/01/2015 to 12/31/2015         1.188086          1.173212       185,773.8779
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.610924          7.651494        18,427.3416
01/01/2009 to 12/31/2009         7.651494         10.545536        17,200.5100
01/01/2010 to 12/31/2010        10.545536         12.593441        23,265.5326
01/01/2011 to 12/31/2011        12.593441         12.143329        30,773.3481
01/01/2012 to 12/31/2012        12.143329         13.895868        41,848.5755
01/01/2013 to 12/31/2013        13.895868         15.929849        27,783.3696
01/01/2014 to 12/31/2014        15.929849         16.131567        24,055.2214
01/01/2015 to 12/31/2015        16.131567         15.982249        27,520.1844
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        15.013340         14.952834         301,326.9841
01/01/2009 to 12/31/2009        14.952834         20.016618         282,054.7000
01/01/2010 to 12/31/2010        20.016618         22.131133         233,638.1244
01/01/2011 to 12/31/2011        22.131133         22.627387         202,061.5170
01/01/2012 to 12/31/2012        22.627387         25.010654         180,095.7256
01/01/2013 to 12/31/2013        25.010654         26.431856         148,156.4857
01/01/2014 to 12/31/2014        26.431856         27.118901         133,344.7893
01/01/2015 to 12/31/2015        27.118901         25.964870         113,579.9028
--------------------------      ---------         ---------         ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997055         10.170970           5,138.8553
01/01/2011 to 12/31/2011        10.170970         10.155004          25,930.3640
01/01/2012 to 12/31/2012        10.155004         10.666415          60,987.3199
01/01/2013 to 12/31/2013        10.666415         10.840018          81,314.4038
01/01/2014 to 12/31/2014        10.840018         10.687534          48,860.7242
01/01/2015 to 12/31/2015        10.687534         10.372846          43,822.6602
--------------------------      ---------         ---------         ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987056          9.717547           1,182.9453
01/01/2012 to 12/31/2012         9.717547          9.928013           4,612.6137
01/01/2013 to 12/31/2013         9.928013          9.829622          21,184.7300
01/01/2014 to 12/31/2014         9.829622          9.722301          30,765.8053
01/01/2015 to 12/31/2015         9.722301          9.456262          52,601.3646
--------------------------      ---------         ---------         ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.997644         10.842469               0.0000
01/01/2010 to 12/31/2010        10.842469         12.049076               0.0000
01/01/2011 to 12/31/2011        12.049076         11.754322               0.0000
01/01/2012 to 12/31/2012        11.754322         13.146553               0.0000
01/01/2013 to 12/31/2013        13.146553         13.000395             922.6354
01/01/2014 to 12/31/2014        13.000395         12.868969             849.4994
01/01/2015 to 12/31/2015        12.868969         12.071238               0.0000
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.590502          7.484650       1,029,897.1676
01/01/2009 to 12/31/2009         7.484650          9.716919         737,845.3100
01/01/2010 to 12/31/2010         9.716919         11.079702         600,471.2128
01/01/2011 to 12/31/2011        11.079702         10.218106         620,737.8255
01/01/2012 to 12/31/2012        10.218106         11.673833         527,096.0018
01/01/2013 to 12/31/2013        11.673833         14.796978         509,630.5967
01/01/2014 to 12/31/2014        14.796978         15.219159         541,962.1637
01/01/2015 to 12/31/2015        15.219159         14.596259         526,277.0298
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.997644          9.336116               0.0000
01/01/2012 to 12/31/2012         9.336116         10.334200               0.0000
01/01/2013 to 12/31/2013        10.334200         11.567011          20,607.4063
01/01/2014 to 12/31/2014        11.567011         12.413265          23,908.3263
01/01/2015 to 12/31/2015        12.413265         11.652590          23,764.9954
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.757938         11.192154             426.5978
01/01/2014 to 12/31/2014        11.192154         11.968551           1,042.6228
01/01/2015 to 12/31/2015        11.968551         11.572000          15,285.6292
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        11.685532         11.537811       230,164.8946
01/01/2009 to 12/31/2009        11.537811         14.279284       204,887.2500
01/01/2010 to 12/31/2010        14.279284         16.756599       193,166.5364
01/01/2011 to 12/31/2011        16.756599         14.927231       177,605.1706
01/01/2012 to 12/31/2012        14.927231         17.235731       152,007.3014
01/01/2013 to 12/31/2013        17.235731         22.342902       129,615.2833
01/01/2014 to 12/31/2014        22.342902         22.242725       117,672.8329
01/01/2015 to 12/31/2015        22.242725         20.592116       103,092.9584
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         6.159050          6.066196       104,530.9389
01/01/2009 to 12/31/2009         6.066196         10.030731       134,596.1900
01/01/2010 to 12/31/2010        10.030731         12.140074       212,420.3754
01/01/2011 to 12/31/2011        12.140074          9.659757       134,510.1148
01/01/2012 to 12/31/2012         9.659757         11.239572       112,551.4583
01/01/2013 to 12/31/2013        11.239572         10.452519       106,486.7428
01/01/2014 to 12/31/2014        10.452519          9.563007       108,137.6646
01/01/2015 to 12/31/2015         9.563007          8.066652        91,483.2149
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         9.571115          9.754781       200,562.3480
01/01/2009 to 12/31/2009         9.754781         12.560971       207,055.9400
01/01/2010 to 12/31/2010        12.560971         13.696086       180,873.9585
01/01/2011 to 12/31/2011        13.696086         11.968950       172,416.5102
01/01/2012 to 12/31/2012        11.968950         13.670111       160,097.1685
01/01/2013 to 12/31/2013        13.670111         15.955932       124,402.3443
01/01/2014 to 12/31/2014        15.955932         14.531189       119,854.9860
01/01/2015 to 12/31/2015        14.531189         13.969774       113,164.9537
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999706          1.030240             0.0000
01/01/2015 to 12/31/2015         1.030240          0.953095             0.0000
--------------------------      ---------         ---------       ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.693992         10.672796       475,293.6726
01/01/2009 to 12/31/2009        10.672796         12.331203       492,407.0500
01/01/2010 to 12/31/2010        12.331203         13.005643       486,017.5118
01/01/2011 to 12/31/2011        13.005643         14.147999       427,428.1004
01/01/2012 to 12/31/2012        14.147999         15.109869       437,381.3340
01/01/2013 to 12/31/2013        15.109869         13.416761       344,755.2619
01/01/2014 to 12/31/2014        13.416761         13.511281       308,030.8313
01/01/2015 to 12/31/2015        13.511281         12.812577       286,467.5040
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        12.506172         12.644921       532,678.5398
01/01/2009 to 12/31/2009        12.644921         14.607287       524,893.7300
01/01/2010 to 12/31/2010        14.607287         15.464763       542,082.1196
01/01/2011 to 12/31/2011        15.464763         15.616471       485,081.3039
01/01/2012 to 12/31/2012        15.616471         16.699459       491,561.5841
01/01/2013 to 12/31/2013        16.699459         16.031177       379,907.5868
01/01/2014 to 12/31/2014        16.031177         16.347902       366,996.5407
01/01/2015 to 12/31/2015        16.347902         16.000964       298,452.2330
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.949352         14.577210             0.0000
01/01/2010 to 12/31/2010        14.577210         16.540286             0.0000
01/01/2011 to 12/31/2011        16.540286         15.400399             0.0000
01/01/2012 to 12/31/2012        15.400399         16.635132             0.0000
01/01/2013 to 12/31/2013        16.635132         21.607643             0.0000
01/01/2014 to 12/31/2014        21.607643         23.459859             0.0000
01/01/2015 to 12/31/2015        23.459859         22.903277             0.0000
--------------------------      ---------         ---------             ------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        11.659764         12.186489        37,474.1128
01/01/2011 to 12/31/2011        12.186489         12.340332        24,540.0425
01/01/2012 to 12/31/2012        12.340332         13.459890        24,500.9270
01/01/2013 to 12/31/2013        13.459890         13.359447        12,552.8657
01/01/2014 to 12/31/2014        13.359447         13.656181        11,870.9380
01/01/2015 to 12/31/2015        13.656181         13.170904        10,142.3792
--------------------------      ---------         ---------        -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.997644         10.701250         5,432.1014
01/01/2012 to 12/31/2012        10.701250         10.802248        20,120.8054
01/01/2013 to 12/31/2013        10.802248         10.094635             0.0000
01/01/2014 to 12/31/2014        10.094635         10.626518             0.0000
01/01/2015 to 12/31/2015        10.626518         10.445211           933.3616
--------------------------      ---------         ---------        -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214004         10.696808             0.0000
01/01/2014 to 12/31/2014        10.696808         11.373937           667.6878
01/01/2015 to 12/31/2015        11.373937         10.992684           634.2058
--------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010621          1.062656        34,057.8007
01/01/2013 to 12/31/2013         1.062656          1.145214       170,015.9896
01/01/2014 to 12/31/2014         1.145214          1.207600       184,848.9545
01/01/2015 to 12/31/2015         1.207600          1.171522       168,324.7391
--------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.211092          8.364414             0.0000
01/01/2009 to 12/31/2009         8.364414         10.223891         5,744.7100
01/01/2010 to 12/31/2010        10.223891         11.231233        36,650.7418
01/01/2011 to 12/31/2011        11.231233         11.109478        38,518.7234
01/01/2012 to 12/31/2012        11.109478         12.268540        53,467.9848
01/01/2013 to 12/31/2013        12.268540         13.560368        80,565.7431
01/01/2014 to 12/31/2014        13.560368         14.043275        95,530.7233
01/01/2015 to 12/31/2015        14.043275         13.474703       105,225.8670
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

11/10/2008 to 12/31/2008         7.602704          7.668467             0.0000
01/01/2009 to 12/31/2009         7.668467          9.689346        33,886.6500
01/01/2010 to 12/31/2010         9.689346         10.825647        40,910.2203
01/01/2011 to 12/31/2011        10.825647         10.370241        42,987.7440
01/01/2012 to 12/31/2012        10.370241         11.674140        51,593.0022
01/01/2013 to 12/31/2013        11.674140         13.490796        59,842.7915
01/01/2014 to 12/31/2014        13.490796         13.914062        50,535.1682
01/01/2015 to 12/31/2015        13.914062         13.303345        32,444.3107
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        35.107753         34.873955       167,284.0181
01/01/2009 to 12/31/2009        34.873955         40.409933       158,947.5300
01/01/2010 to 12/31/2010        40.409933         46.282060       152,811.5124
01/01/2011 to 12/31/2011        46.282060         43.482842       138,550.7648
01/01/2012 to 12/31/2012        43.482842         50.203734       122,697.9049
01/01/2013 to 12/31/2013        50.203734         65.732361       102,966.6649
01/01/2014 to 12/31/2014        65.732361         72.878183        94,600.5249
01/01/2015 to 12/31/2015        72.878183         68.770075        86,638.3872
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         5.448726          5.560923       399,409.2102
01/01/2009 to 12/31/2009         5.560923          7.917536       325,492.4700
01/01/2010 to 12/31/2010         7.917536          9.894508       314,361.3673
01/01/2011 to 12/31/2011         9.894508          9.524882       254,882.0337
01/01/2012 to 12/31/2012         9.524882         10.596666       266,377.1582
01/01/2013 to 12/31/2013        10.596666         14.165106       209,708.3748
01/01/2014 to 12/31/2014        14.165106         15.634863       167,002.9930
01/01/2015 to 12/31/2015        15.634863         16.323501       149,930.6313
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.817705          9.627770        85,947.1138
01/01/2014 to 12/31/2014         9.627770          9.107908       102,679.0528
01/01/2015 to 12/31/2015         9.107908          8.720698        85,815.8359
--------------------------      ---------         ---------       ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

11/10/2008 to 12/31/2008         5.949197          6.023690         8,835.0465
01/01/2009 to 12/31/2009         6.023690          8.404585        74,498.0000
01/01/2010 to 12/31/2010         8.404585          8.792939        95,092.2477
01/01/2011 to 12/31/2011         8.792939          7.376770        85,437.5870
01/01/2012 to 12/31/2012         7.376770          8.478253       100,018.6842
01/01/2013 to 04/26/2013         8.478253          8.772194             0.0000
--------------------------      ---------         ---------       ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        13.326289         13.725823         2,178.4700
01/01/2010 to 12/31/2010        13.725823         14.193003        29,213.2905
01/01/2011 to 12/31/2011        14.193003         14.885242        27,029.2461
01/01/2012 to 12/31/2012        14.885242         15.088916        19,517.6230
01/01/2013 to 12/31/2013        15.088916         14.388352        14,269.2909
01/01/2014 to 12/31/2014        14.388352         14.851180        14,696.3168
01/01/2015 to 12/31/2015        14.851180         14.527083        45,047.1096
--------------------------      ---------         ---------       ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.404712         10.400275       971,414.1278
01/01/2009 to 12/31/2009        10.400275         10.204821       863,246.7200
01/01/2010 to 12/31/2010        10.204821          9.987747       600,706.1393
01/01/2011 to 12/31/2011         9.987747          9.775866       773,101.4853
01/01/2012 to 12/31/2012         9.775866          9.566789       636,036.7714
01/01/2013 to 12/31/2013         9.566789          9.363288       616,012.2293
01/01/2014 to 12/31/2014         9.363288          9.164114       348,424.4301
01/01/2015 to 12/31/2015         9.164114          8.969178       286,273.5206
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.040324         16.653157        42,412.7766
01/01/2014 to 12/31/2014        16.653157         18.071582        40,935.2473
01/01/2015 to 12/31/2015        18.071582         18.147775        30,965.6180
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         7.887124          7.693113          60,104.2853
01/01/2009 to 12/31/2009         7.693113         11.080783          67,890.9800
01/01/2010 to 12/31/2010        11.080783         13.791207          58,773.4764
01/01/2011 to 12/31/2011        13.791207         12.490689          63,791.0575
01/01/2012 to 12/31/2012        12.490689         12.959416          48,114.1245
01/01/2013 to 04/26/2013        12.959416         13.950498               0.0000
--------------------------      ---------         ---------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.966911          7.812070         230,599.2334
01/01/2009 to 12/31/2009         7.812070         10.670910         241,000.4300
01/01/2010 to 12/31/2010        10.670910         11.625674         237,784.9424
01/01/2011 to 12/31/2011        11.625674         11.404118         216,737.3804
01/01/2012 to 12/31/2012        11.404118         12.896570         330,155.4823
01/01/2013 to 12/31/2013        12.896570         17.258806         273,187.9462
01/01/2014 to 12/31/2014        17.258806         18.368596         244,268.6987
01/01/2015 to 12/31/2015        18.368596         19.872682         213,434.7952
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         5.814591          5.678787          28,213.2733
01/01/2009 to 12/31/2009         5.678787          6.850286          21,060.7700
01/01/2010 to 12/31/2010         6.850286          7.736135          25,221.7759
01/01/2011 to 12/31/2011         7.736135          7.281158          23,644.5253
01/01/2012 to 12/31/2012         7.281158          8.028515           6,134.2011
01/01/2013 to 04/26/2013         8.028515          8.607421               0.0000
--------------------------      ---------         ---------         ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.576189          8.436834         241,932.1256
01/01/2009 to 12/31/2009         8.436834         11.659237         223,447.7600
01/01/2010 to 12/31/2010        11.659237         13.095713         209,375.9091
01/01/2011 to 12/31/2011        13.095713         13.649653         190,814.2411
01/01/2012 to 12/31/2012        13.649653         14.904861         174,488.0299
01/01/2013 to 12/31/2013        14.904861         19.913900         156,334.7022
01/01/2014 to 12/31/2014        19.913900         19.816515         142,703.7999
01/01/2015 to 12/31/2015        19.816515         17.520404         133,152.0979
--------------------------      ---------         ---------         ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.063482         10.123009               0.0000
01/01/2009 to 12/31/2009        10.123009         14.139917           1,231.8400
01/01/2010 to 12/31/2010        14.139917         16.965664          16,512.0533
01/01/2011 to 12/31/2011        16.965664         13.906530           9,931.1090
01/01/2012 to 12/31/2012        13.906530         16.045912           9,839.7640
01/01/2013 to 12/31/2013        16.045912         20.039580           8,750.5964
01/01/2014 to 12/31/2014        20.039580         18.300219           8,138.7315
01/01/2015 to 12/31/2015        18.300219         18.941736           7,666.0486
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.034468         13.225394          20,159.7505
01/01/2015 to 12/31/2015        13.225394         12.868270          39,361.0203
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.599515         13.909291       2,532,617.0723
01/01/2015 to 12/31/2015        13.909291         13.467286       2,192,588.8453
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.855334          8.838978       2,040,558.6890
01/01/2009 to 12/31/2009         8.838978         10.632764       2,163,438.8200
01/01/2010 to 12/31/2010        10.632764         11.541269       1,973,329.4328
01/01/2011 to 12/31/2011        11.541269         11.496864       1,371,180.9626
01/01/2012 to 12/31/2012        11.496864         12.478748       1,286,505.2578
01/01/2013 to 12/31/2013        12.478748         13.322246       1,119,350.8177
01/01/2014 to 04/25/2014        13.322246         13.400145               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.593381          8.546884       2,218,978.7549
01/01/2009 to 12/31/2009         8.546884         10.547270       2,147,736.0500
01/01/2010 to 12/31/2010        10.547270         11.603037       2,105,746.4622
01/01/2011 to 12/31/2011        11.603037         11.343487       2,195,212.1323
01/01/2012 to 12/31/2012        11.343487         12.476880       2,188,457.7452
01/01/2013 to 12/31/2013        12.476880         13.948698       2,101,355.1179
01/01/2014 to 04/25/2014        13.948698         13.977387               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.985364         14.412318       4,058,729.9504
01/01/2015 to 12/31/2015        14.412318         13.926890       3,710,406.3517
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.216131          8.157789       6,339,641.1515
01/01/2009 to 12/31/2009         8.157789         10.246702       5,858,229.6600
01/01/2010 to 12/31/2010        10.246702         11.391333       5,618,564.6809
01/01/2011 to 12/31/2011        11.391333         10.959672       5,245,953.7656
01/01/2012 to 12/31/2012        10.959672         12.219557       4,710,179.5115
01/01/2013 to 12/31/2013        12.219557         14.282122       4,279,438.8763
01/01/2014 to 04/25/2014        14.282122         14.268426               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.960089         14.469275       4,304,508.4834
01/01/2015 to 12/31/2015        14.469275         13.921262       4,128,091.4032
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         7.928327          7.838350       7,580,096.1079
01/01/2009 to 12/31/2009         7.838350          9.980646       6,697,939.1000
01/01/2010 to 12/31/2010         9.980646         11.281589       6,511,209.3205
01/01/2011 to 12/31/2011        11.281589         10.614375       5,820,635.6983
01/01/2012 to 12/31/2012        10.614375         12.020404       5,003,552.5464
01/01/2013 to 12/31/2013        12.020404         14.813585       4,496,753.9250
01/01/2014 to 04/25/2014        14.813585         14.718888               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         7.056134          6.997364          18,148.2267
01/01/2009 to 12/31/2009         6.997364          8.803900          58,491.8500
01/01/2010 to 12/31/2010         8.803900          9.482346          72,548.8666
01/01/2011 to 12/31/2011         9.482346          9.117654          77,293.2274
01/01/2012 to 12/31/2012         9.117654         10.361447          76,734.0009
01/01/2013 to 04/26/2013        10.361447         11.128097               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.369888         12.862148           418.0400
01/01/2010 to 12/31/2010        12.862148         15.851575         4,467.3527
01/01/2011 to 12/31/2011        15.851575         15.167587         7,334.2242
01/01/2012 to 12/31/2012        15.167587         17.406280        12,180.7530
01/01/2013 to 12/31/2013        17.406280         22.616040        16,598.9782
01/01/2014 to 12/31/2014        22.616040         24.174111        15,727.7889
01/01/2015 to 12/31/2015        24.174111         23.026385        14,693.5948
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.286938          8.155452       233,156.6623
01/01/2009 to 12/31/2009         8.155452         10.050954       216,153.1100
01/01/2010 to 12/31/2010        10.050954         11.262766       200,681.2046
01/01/2011 to 12/31/2011        11.262766         11.203955       160,405.5571
01/01/2012 to 12/31/2012        11.203955         12.656124       149,868.7978
01/01/2013 to 12/31/2013        12.656124         16.313550       133,968.2956
01/01/2014 to 12/31/2014        16.313550         18.057993       117,175.5315
01/01/2015 to 12/31/2015        18.057993         17.835296       113,061.3741
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.913544         19.662878        27,826.8623
01/01/2014 to 12/31/2014        19.662878         21.277263        27,568.4396
01/01/2015 to 12/31/2015        21.277263         20.748757        18,437.5881
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

11/10/2008 to 12/31/2008         6.739843          6.566075         3,281.7798
01/01/2009 to 12/31/2009         6.566075          8.025581         6,190.6700
01/01/2010 to 12/31/2010         8.025581          8.720835        25,015.4388
01/01/2011 to 12/31/2011         8.720835          8.489024        17,055.3562
01/01/2012 to 12/31/2012         8.489024          9.463651        28,094.4457
01/01/2013 to 04/26/2013         9.463651         10.341904             0.0000
--------------------------      ---------         ---------       ------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         8.529717         10.937583         1,583.3900
01/01/2010 to 12/31/2010        10.937583         11.536271        10,010.4936
01/01/2011 to 12/31/2011        11.536271          9.862584         5,773.2554
01/01/2012 to 12/31/2012         9.862584         11.383274        14,175.2671
01/01/2013 to 12/31/2013        11.383274         13.529554        13,027.7281
01/01/2014 to 12/31/2014        13.529554         12.403438         1,953.1958
01/01/2015 to 12/31/2015        12.403438         11.980431         1,856.3022
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.231150         22.651961       100,697.7171
01/01/2014 to 12/31/2014        22.651961         22.103464        85,473.7978
01/01/2015 to 12/31/2015        22.103464         21.715496        74,488.3717
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

11/10/2008 to 12/31/2008         9.264629          9.143843       131,131.9405
01/01/2009 to 12/31/2009         9.143843         12.239277       162,548.7100
01/01/2010 to 12/31/2010        12.239277         14.717456       170,881.9162
01/01/2011 to 12/31/2011        14.717456         13.644963       151,184.9514
01/01/2012 to 12/31/2012        13.644963         14.059012       144,173.3875
01/01/2013 to 04/26/2013        14.059012         15.207541             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.15% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.573423         12.950054             0.0000
01/01/2010 to 12/31/2010        12.950054         16.039473         1,540.9210
01/01/2011 to 12/31/2011        16.039473         15.019502        16,367.3177
01/01/2012 to 12/31/2012        15.019502         17.042163        15,897.1663
01/01/2013 to 12/31/2013        17.042163         23.038391        21,417.7389
01/01/2014 to 12/31/2014        23.038391         23.614862        13,499.6342
01/01/2015 to 12/31/2015        23.614862         22.063999        12,694.5156
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.629571          8.328847       172,178.0977
01/01/2014 to 12/31/2014         8.328847          8.871148       169,991.5461
01/01/2015 to 12/31/2015         8.871148          9.595211       179,584.3811
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         3.471094          3.360137       208,623.4821
01/01/2009 to 12/31/2009         3.360137          5.228191       288,385.9700
01/01/2010 to 12/31/2010         5.228191          6.534018       308,394.8448
01/01/2011 to 12/31/2011         6.534018          5.762466       205,934.1216
01/01/2012 to 12/31/2012         5.762466          6.322650       151,217.6505
01/01/2013 to 04/26/2013         6.322650          6.595984             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.583061         14.657853           907.7000
01/01/2010 to 12/31/2010        14.657853         18.510258         8,199.9932
01/01/2011 to 12/31/2011        18.510258         15.096164        12,958.4771
01/01/2012 to 12/31/2012        15.096164         15.154247         7,420.3254
01/01/2013 to 12/31/2013        15.154247         16.427044         7,348.9806
01/01/2014 to 12/31/2014        16.427044         13.050972         8,251.0136
01/01/2015 to 12/31/2015        13.050972          8.588786        10,294.1420
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        14.492913         14.634377        19,012.6607
01/01/2009 to 12/31/2009        14.634377         14.907545        15,614.3600
01/01/2010 to 12/31/2010        14.907545         15.391866        25,719.6321
01/01/2011 to 12/31/2011        15.391866         15.858649        16,235.6036
01/01/2012 to 12/31/2012        15.858649         15.992549        15,378.9967
01/01/2013 to 12/31/2013        15.992549         15.510668        12,226.4734
01/01/2014 to 12/31/2014        15.510668         15.567872        11,949.5786
01/01/2015 to 12/31/2015        15.567872         15.283505        10,895.2633
--------------------------      ---------         ---------       ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

11/10/2008 to 12/31/2008         8.909762          8.600388       531,875.2855
01/01/2009 to 12/31/2009         8.600388         11.096531       511,984.2300
01/01/2010 to 12/31/2010        11.096531         12.144019       506,647.2426
01/01/2011 to 12/31/2011        12.144019         11.389464       470,051.4053
01/01/2012 to 12/31/2012        11.389464         12.561693       424,612.9566
01/01/2013 to 12/31/2013        12.561693         16.416798       372,512.8145
01/01/2014 to 12/31/2014        16.416798         17.746114       325,346.5509
01/01/2015 to 12/31/2015        17.746114         17.762314       291,220.6302

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

05/02/2011 to 12/31/2011         9.998137          9.716371        2,081,116.8818
01/01/2012 to 12/31/2012         9.716371         10.515091        2,489,516.7994
01/01/2013 to 12/31/2013        10.515091         11.490127        2,751,214.2791
01/01/2014 to 12/31/2014        11.490127         12.126533        2,652,237.2940
01/01/2015 to 12/31/2015        12.126533         11.991176        2,393,120.0520
--------------------------      ---------         ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996809          1.038256                0.0000
01/01/2015 to 12/31/2015         1.038256          1.010713          379,348.7460
--------------------------      ---------         ---------        --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.033973          6.997179          562,224.3925
01/01/2009 to 12/31/2009         6.997179          8.896655       10,293,389.5600
01/01/2010 to 12/31/2010         8.896655          9.810440       21,471,380.9199
01/01/2011 to 12/31/2011         9.810440          9.440218       26,028,931.6701
01/01/2012 to 12/31/2012         9.440218         10.535816       25,190,679.4745
01/01/2013 to 12/31/2013        10.535816         12.277863       23,450,874.0153
01/01/2014 to 12/31/2014        12.277863         12.801090       22,135,010.7886
01/01/2015 to 12/31/2015        12.801090         12.496508       20,393,920.3921
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.439492          6.346661          787,228.8117
01/01/2009 to 12/31/2009         6.346661          8.363656        6,756,610.9300
01/01/2010 to 12/31/2010         8.363656          9.331438        8,466,800.2600
01/01/2011 to 12/31/2011         9.331438          8.740243        9,086,139.9113
01/01/2012 to 12/31/2012         8.740243          9.980552        8,399,828.4562
01/01/2013 to 12/31/2013         9.980552         12.276064        7,971,794.9904
01/01/2014 to 12/31/2014        12.276064         12.840078        7,538,994.7458
01/01/2015 to 12/31/2015        12.840078         12.528224        7,187,197.5870
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         5.884651          5.747760           76,251.1070
01/01/2009 to 12/31/2009         5.747760          7.848451        2,247,245.6800
01/01/2010 to 12/31/2010         7.848451          9.130326        4,575,031.9824
01/01/2011 to 12/31/2011         9.130326          8.563666        5,749,368.9719
01/01/2012 to 12/31/2012         8.563666          9.884458        5,235,848.3052
01/01/2013 to 12/31/2013         9.884458         12.612403        4,582,059.9442
01/01/2014 to 12/31/2014        12.612403         13.414557        4,173,638.0728
01/01/2015 to 12/31/2015        13.414557         14.044549        3,686,234.8265
--------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.638364          7.669513          287,311.4520
01/01/2009 to 12/31/2009         7.669513          9.304391        6,368,690.6800
01/01/2010 to 12/31/2010         9.304391         10.053851       13,041,607.9264
01/01/2011 to 12/31/2011        10.053851          9.903644       16,009,772.8623
01/01/2012 to 12/31/2012         9.903644         10.791138       15,017,982.1537
01/01/2013 to 12/31/2013        10.791138         12.043688       13,996,886.5522
01/01/2014 to 12/31/2014        12.043688         12.562312       13,317,268.1295
01/01/2015 to 12/31/2015        12.562312         12.260885       12,275,950.4535
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         10.343284         10.582959      2,605,943.8858
01/01/2012 to 12/31/2012         10.582959         11.501942      4,556,217.8581
01/01/2013 to 12/31/2013         11.501942         10.924562      3,197,594.3274
01/01/2014 to 12/31/2014         10.924562         11.169773      2,621,849.8180
01/01/2015 to 12/31/2015         11.169773          9.930173      2,051,797.0886
--------------------------       ---------         ---------      --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.998137          9.549196      4,796,381.0652
01/01/2012 to 12/31/2012          9.549196         10.245474      5,682,504.0484
01/01/2013 to 12/31/2013         10.245474         11.111140      5,859,501.0951
01/01/2014 to 12/31/2014         11.111140         11.570088      5,587,177.4901
01/01/2015 to 12/31/2015         11.570088         11.362683      5,228,519.9425
--------------------------       ---------         ---------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         12.735724         12.120372            779.2060
01/01/2009 to 12/31/2009         12.120372         17.474901        327,806.6500
01/01/2010 to 12/31/2010         17.474901         19.890213        788,288.0125
01/01/2011 to 12/31/2011         19.890213         20.014124      1,011,378.2234
01/01/2012 to 12/31/2012         20.014124         22.929971      1,045,000.6954
01/01/2013 to 12/31/2013         22.929971         24.647538        908,381.6148
01/01/2014 to 12/31/2014         24.647538         25.030585        796,267.9938
01/01/2015 to 12/31/2015         25.030585         23.612687        743,748.8963
--------------------------       ---------         ---------      --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008          9.128694          9.244955        799,582.5060
01/01/2009 to 12/31/2009          9.244955         12.246189      1,255,240.5900
01/01/2010 to 12/31/2010         12.246189         13.979123      1,913,320.3363
01/01/2011 to 12/31/2011         13.979123         12.976144      2,243,867.8951
01/01/2012 to 12/31/2012         12.976144         16.071691      2,261,717.4837
01/01/2013 to 12/31/2013         16.071691         16.361006      2,273,129.2513
01/01/2014 to 12/31/2014         16.361006         18.219333      2,128,236.0285
01/01/2015 to 12/31/2015         18.219333         17.661157      1,912,095.8970
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008          4.675752          4.613253        122,833.3600
01/01/2009 to 12/31/2009          4.613253          6.030462        279,794.0100
01/01/2010 to 12/31/2010          6.030462          7.339169        655,401.0311
01/01/2011 to 12/31/2011          7.339169          7.450037      3,036,439.8021
01/01/2012 to 12/31/2012          7.450037          8.679293      3,035,060.3099
01/01/2013 to 12/31/2013          8.679293         12.424274      3,443,124.0501
01/01/2014 to 12/31/2014         12.424274         14.522602      3,924,069.9543
01/01/2015 to 12/31/2015         14.522602         13.701458      3,759,192.5462
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        138.959822        142.621142         14,720.8926
01/01/2011 to 12/31/2011        142.621142        129.641895         38,054.5265
01/01/2012 to 12/31/2012        129.641895        156.141071         44,005.2471
01/01/2013 to 12/31/2013        156.141071        197.698607         42,000.2316
01/01/2014 to 04/25/2014        197.698607        205.670490              0.0000
--------------------------      ----------        ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008          4.714614          4.592839        537,216.0165
01/01/2009 to 12/31/2009          4.592839          6.229921        892,532.8900
01/01/2010 to 12/31/2010          6.229921          6.574211      1,455,151.7424
01/01/2011 to 04/29/2011          6.574211          6.983591              0.0000
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        14.209442         15.215147         343,344.8741
01/01/2011 to 12/31/2011        15.215147         14.017731         673,652.2553
01/01/2012 to 12/31/2012        14.017731         16.276960         563,827.9629
01/01/2013 to 12/31/2013        16.276960         21.227624         523,426.0364
01/01/2014 to 12/31/2014        21.227624         23.630659         467,141.5680
01/01/2015 to 12/31/2015        23.630659         21.113789         441,917.6636
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        11.292524         11.121298         146,998.4974
01/01/2009 to 12/31/2009        11.121298         16.954259         656,508.6400
01/01/2010 to 12/31/2010        16.954259         19.405629       1,403,930.1126
01/01/2011 to 12/31/2011        19.405629         16.359204       1,954,195.2716
01/01/2012 to 12/31/2012        16.359204         20.786563       1,834,068.0056
01/01/2013 to 12/31/2013        20.786563         26.667256       1,633,723.6871
01/01/2014 to 12/31/2014        26.667256         24.699703       1,603,617.5386
01/01/2015 to 12/31/2015        24.699703         23.185213       1,543,926.4135
--------------------------      ---------         ---------       --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.045831       5,948,317.9927
01/01/2013 to 12/31/2013         1.045831          1.047337       5,882,305.5925
01/01/2014 to 12/31/2014         1.047337          1.087147       6,937,073.6969
01/01/2015 to 12/31/2015         1.087147          1.023876       6,419,239.7525
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.358959          7.204322         517,113.2820
01/01/2009 to 12/31/2009         7.204322          8.964934         925,768.9500
01/01/2010 to 12/31/2010         8.964934         10.123079       1,398,946.7091
01/01/2011 to 12/31/2011        10.123079          9.805176       1,861,939.5997
01/01/2012 to 12/31/2012         9.805176         11.415893       2,117,227.6770
01/01/2013 to 12/31/2013        11.415893         15.195357       1,985,501.6121
01/01/2014 to 12/31/2014        15.195357         16.330397       1,908,125.1041
01/01/2015 to 12/31/2015        16.330397         15.096452       1,697,567.3619
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        15.746418         16.036905         300,146.4546
01/01/2009 to 12/31/2009        16.036905         19.950142         613,644.5800
01/01/2010 to 12/31/2010        19.950142         24.621120         870,730.2794
01/01/2011 to 12/31/2011        24.621120         23.311700       1,031,358.3284
01/01/2012 to 12/31/2012        23.311700         26.284910       1,150,419.1206
01/01/2013 to 12/31/2013        26.284910         33.673416       1,051,503.2258
01/01/2014 to 12/31/2014        33.673416         36.298287         983,909.4060
01/01/2015 to 12/31/2015        36.298287         32.481241         914,390.5939
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         9.465839          9.477905          96,485.3429
01/01/2009 to 12/31/2009         9.477905         12.469523         256,338.3400
01/01/2010 to 12/31/2010        12.469523         15.469377         499,550.7734
01/01/2011 to 12/31/2011        15.469377         15.044709         769,905.6925
01/01/2012 to 12/31/2012        15.044709         17.486156         676,133.1384
01/01/2013 to 12/31/2013        17.486156         24.098401         678,892.7039
01/01/2014 to 12/31/2014        24.098401         25.566439         604,018.5273
01/01/2015 to 12/31/2015        25.566439         24.705705         593,822.8237
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.065340         10.504568       3,285,034.1569
01/01/2014 to 12/31/2014        10.504568         10.853381       4,161,308.1999
01/01/2015 to 12/31/2015        10.853381         10.721965       3,991,861.8246
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

11/10/2008 to 12/31/2008         8.797623          8.933915           10,686.6626
01/01/2009 to 12/31/2009         8.933915          9.848047          980,609.8400
01/01/2010 to 12/31/2010         9.848047         10.272748        2,534,151.5865
01/01/2011 to 12/31/2011        10.272748         10.684718        3,233,367.9729
01/01/2012 to 12/31/2012        10.684718         11.020045        3,262,311.0489
01/01/2013 to 04/26/2013        11.020045         10.991333                0.0000
--------------------------      ---------         ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012718          1.047873          702,910.6599
01/01/2013 to 12/31/2013         1.047873          1.143398       12,379,778.7755
01/01/2014 to 12/31/2014         1.143398          1.202541       14,016,903.6986
01/01/2015 to 12/31/2015         1.202541          1.192843       14,763,194.5064
--------------------------      ---------         ---------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.698472          7.744379           35,167.2638
01/01/2009 to 12/31/2009         7.744379         10.721656          286,485.3800
01/01/2010 to 12/31/2010        10.721656         12.861435          752,715.7683
01/01/2011 to 12/31/2011        12.861435         12.457570        1,030,198.3082
01/01/2012 to 12/31/2012        12.457570         14.320073          956,283.8431
01/01/2013 to 12/31/2013        14.320073         16.490154          782,926.6034
01/01/2014 to 12/31/2014        16.490154         16.774291          764,079.5320
01/01/2015 to 12/31/2015        16.774291         16.693997          675,727.3313
--------------------------      ---------         ---------       ---------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        15.299235         15.247159          118,098.1293
01/01/2009 to 12/31/2009        15.247159         20.502574          226,199.4300
01/01/2010 to 12/31/2010        20.502574         22.770604          342,156.2562
01/01/2011 to 12/31/2011        22.770604         23.385918          434,653.6469
01/01/2012 to 12/31/2012        23.385918         25.966254          453,228.8802
01/01/2013 to 12/31/2013        25.966254         27.565508          385,759.2354
01/01/2014 to 12/31/2014        27.565508         28.409567          338,307.3822
01/01/2015 to 12/31/2015        28.409567         27.323332          285,836.1031
--------------------------      ---------         ---------       ---------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997671         10.201985          330,586.0592
01/01/2011 to 12/31/2011        10.201985         10.231789          755,972.2877
01/01/2012 to 12/31/2012        10.231789         10.795791        1,017,298.2427
01/01/2013 to 12/31/2013        10.795791         11.020980        1,670,489.7784
01/01/2014 to 12/31/2014        11.020980         10.914961        1,688,148.2668
01/01/2015 to 12/31/2015        10.914961         10.641364        1,336,949.1815
--------------------------      ---------         ---------       ---------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987672          9.747194          203,514.7475
01/01/2012 to 12/31/2012         9.747194         10.003456          268,888.6722
01/01/2013 to 12/31/2013        10.003456          9.948991          842,121.5955
01/01/2014 to 12/31/2014         9.948991          9.884750        1,067,658.1562
01/01/2015 to 12/31/2015         9.884750          9.657634          929,701.4903
--------------------------      ---------         ---------       ---------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.998137         10.875255          159,994.9400
01/01/2010 to 12/31/2010        10.875255         12.139976          384,190.2357
01/01/2011 to 12/31/2011        12.139976         11.896288          565,990.8630
01/01/2012 to 12/31/2012        11.896288         13.365653          509,251.8342
01/01/2013 to 12/31/2013        13.365653         13.276677          470,894.7273
01/01/2014 to 12/31/2014        13.276677         13.201749          439,916.5487
01/01/2015 to 12/31/2015        13.201749         12.439278          409,222.3721
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.729210          7.626229         208,121.7945
01/01/2009 to 12/31/2009         7.626229          9.945388       1,240,762.7700
01/01/2010 to 12/31/2010         9.945388         11.391304       2,106,923.1067
01/01/2011 to 12/31/2011        11.391304         10.552787       2,220,944.2706
01/01/2012 to 12/31/2012        10.552787         12.110842       1,984,721.5521
01/01/2013 to 12/31/2013        12.110842         15.420093       1,811,984.6478
01/01/2014 to 12/31/2014        15.420093         15.931601       1,676,275.5648
01/01/2015 to 12/31/2015        15.931601         15.348487       1,516,079.5841
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998137          9.364493       3,816,964.8285
01/01/2012 to 12/31/2012         9.364493         10.412592       4,610,625.8173
01/01/2013 to 12/31/2013        10.412592         11.707308       5,876,254.4818
01/01/2014 to 12/31/2014        11.707308         12.620486       6,398,379.6528
01/01/2015 to 12/31/2015        12.620486         11.900565       6,222,574.3207
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.781562         11.250795         385,901.5327
01/01/2014 to 12/31/2014        11.250795         12.085520         508,428.5229
01/01/2015 to 12/31/2015        12.085520         11.737809         812,559.2324
--------------------------      ---------         ---------       --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        11.944258         11.800706         196,746.5727
01/01/2009 to 12/31/2009        11.800706         14.670540         443,841.5300
01/01/2010 to 12/31/2010        14.670540         17.293298         727,732.7104
01/01/2011 to 12/31/2011        17.293298         15.474716         908,592.4096
01/01/2012 to 12/31/2012        15.474716         17.948868         851,467.2006
01/01/2013 to 12/31/2013        17.948868         23.372214         790,550.3876
01/01/2014 to 12/31/2014        23.372214         23.372395         735,750.1605
01/01/2015 to 12/31/2015        23.372395         21.735600         657,141.1571
--------------------------      ---------         ---------       --------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         6.229963          6.139902       1,430,611.4126
01/01/2009 to 12/31/2009         6.139902         10.198371       2,748,717.0400
01/01/2010 to 12/31/2010        10.198371         12.398539       4,550,671.5134
01/01/2011 to 12/31/2011        12.398539          9.909879       5,680,144.2117
01/01/2012 to 12/31/2012         9.909879         11.582864       6,256,584.2692
01/01/2013 to 12/31/2013        11.582864         10.820375       6,211,895.1230
01/01/2014 to 12/31/2014        10.820375          9.944246       5,811,017.4285
01/01/2015 to 12/31/2015         9.944246          8.426126       5,948,718.8919
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         9.753430          9.946841       1,451,622.7956
01/01/2009 to 12/31/2009         9.946841         12.866064       2,172,404.5700
01/01/2010 to 12/31/2010        12.866064         14.091939       2,508,725.8494
01/01/2011 to 12/31/2011        14.091939         12.370383       2,736,650.7350
01/01/2012 to 12/31/2012        12.370383         14.192640       2,725,259.2718
01/01/2013 to 12/31/2013        14.192640         16.640515       2,485,776.4552
01/01/2014 to 12/31/2014        16.640515         15.223038       2,353,283.4222
01/01/2015 to 12/31/2015        15.223038         14.700931       2,306,225.7304
--------------------------      ---------         ---------       --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999767          1.033445         104,102.9378
01/01/2015 to 12/31/2015         1.033445          0.960376         313,525.8970
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.963676         10.948830        1,639,968.6221
01/01/2009 to 12/31/2009        10.948830         12.707137        4,008,192.9100
01/01/2010 to 12/31/2010        12.707137         13.462572        6,527,592.1876
01/01/2011 to 12/31/2011        13.462572         14.710903        8,357,916.4227
01/01/2012 to 12/31/2012        14.710903         15.782261        8,665,165.9668
01/01/2013 to 12/31/2013        15.782261         14.077051        8,086,287.9259
01/01/2014 to 12/31/2014        14.077051         14.240165        7,270,655.4176
01/01/2015 to 12/31/2015        14.240165         13.564706        6,704,249.2004
--------------------------      ---------         ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        12.744413         12.893905        3,358,367.6986
01/01/2009 to 12/31/2009        12.893905         14.962046        8,022,232.0100
01/01/2010 to 12/31/2010        14.962046         15.911764       14,261,858.2857
01/01/2011 to 12/31/2011        15.911764         16.140123       16,036,750.5130
01/01/2012 to 12/31/2012        16.140123         17.337670       16,238,985.3008
01/01/2013 to 12/31/2013        17.337670         16.718928       15,159,318.7066
01/01/2014 to 12/31/2014        16.718928         17.126132       13,265,424.1946
01/01/2015 to 12/31/2015        17.126132         16.838293       12,260,062.5624
--------------------------      ---------         ---------       ---------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.798486         15.659452           21,416.4300
01/01/2010 to 12/31/2010        15.659452         17.848335           87,638.2875
01/01/2011 to 12/31/2011        17.848335         16.693124          167,468.9215
01/01/2012 to 12/31/2012        16.693124         18.113252          143,908.0681
01/01/2013 to 12/31/2013        18.113252         23.633637          148,930.7708
01/01/2014 to 12/31/2014        23.633637         25.775246          123,750.9604
01/01/2015 to 12/31/2015        25.775246         25.277248          104,357.7717
--------------------------      ---------         ---------       ---------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        22.682850         23.778342          447,934.0590
01/01/2011 to 12/31/2011        23.778342         24.186816          750,995.7309
01/01/2012 to 12/31/2012        24.186816         26.500717          989,207.8493
01/01/2013 to 12/31/2013        26.500717         26.421601          828,643.1825
01/01/2014 to 12/31/2014        26.421601         27.130269          773,367.0722
01/01/2015 to 12/31/2015        27.130269         26.284221          814,434.4121
--------------------------      ---------         ---------       ---------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.998137         10.733740          306,819.3460
01/01/2012 to 12/31/2012        10.733740         10.884172          583,942.3816
01/01/2013 to 12/31/2013        10.884172         10.217080          454,053.7341
01/01/2014 to 12/31/2014        10.217080         10.803915          462,621.1048
01/01/2015 to 12/31/2015        10.803915         10.667482          559,008.7993
--------------------------      ---------         ---------       ---------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.215259         10.730608           76,490.9240
01/01/2014 to 12/31/2014        10.730608         11.461336          104,468.1740
01/01/2015 to 12/31/2015        11.461336         11.127129          214,058.9084
--------------------------      ---------         ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010696          1.065948          929,873.5668
01/01/2013 to 12/31/2013         1.065948          1.153942        5,581,988.5555
01/01/2014 to 12/31/2014         1.153942          1.222291        5,692,681.1210
01/01/2015 to 12/31/2015         1.222291          1.191123        5,699,128.0323
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.327057          8.487882          19,158.3689
01/01/2009 to 12/31/2009         8.487882         10.421601       1,995,412.9900
01/01/2010 to 12/31/2010        10.421601         11.500012       7,100,165.6407
01/01/2011 to 12/31/2011        11.500012         11.426536       9,892,866.0907
01/01/2012 to 12/31/2012        11.426536         12.675878       9,220,556.6586
01/01/2013 to 12/31/2013        12.675878         14.073774       8,928,872.1616
01/01/2014 to 12/31/2014        14.073774         14.640704       8,521,151.3096
01/01/2015 to 12/31/2015        14.640704         14.111323       7,778,600.9186
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

11/10/2008 to 12/31/2008         7.710096          7.781685          48,458.3521
01/01/2009 to 12/31/2009         7.781685          9.876750       1,553,282.3600
01/01/2010 to 12/31/2010         9.876750         11.084748       2,447,305.5880
01/01/2011 to 12/31/2011        11.084748         10.666243       2,744,258.7337
01/01/2012 to 12/31/2012        10.666243         12.061785       2,536,003.7302
01/01/2013 to 12/31/2013        12.061785         14.001609       2,373,061.4842
01/01/2014 to 12/31/2014        14.001609         14.506040       2,273,982.8521
01/01/2015 to 12/31/2015        14.506040         13.931917       2,213,393.8955
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        35.775813         35.559995         231,142.7238
01/01/2009 to 12/31/2009        35.559995         41.390847         315,017.9700
01/01/2010 to 12/31/2010        41.390847         47.619129         407,829.4380
01/01/2011 to 12/31/2011        47.619129         44.940498         505,689.8312
01/01/2012 to 12/31/2012        44.940498         52.121894         485,306.9074
01/01/2013 to 12/31/2013        52.121894         68.551426         458,701.5688
01/01/2014 to 12/31/2014        68.551426         76.346488         496,629.8005
01/01/2015 to 12/31/2015        76.346488         72.367912         444,585.6776
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         5.552481          5.670387         208,456.4628
01/01/2009 to 12/31/2009         5.670387          8.109800       1,470,371.8100
01/01/2010 to 12/31/2010         8.109800         10.180436       3,241,727.9900
01/01/2011 to 12/31/2011        10.180436          9.844256       4,420,727.9419
01/01/2012 to 12/31/2012         9.844256         11.001636       4,376,897.0909
01/01/2013 to 12/31/2013        11.001636         14.772721       3,643,776.1504
01/01/2014 to 12/31/2014        14.772721         16.379062       3,255,267.4472
01/01/2015 to 12/31/2015        16.379062         17.177611       2,858,071.1512
--------------------------      ---------         ---------       --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.019129          9.877586       2,789,550.6640
01/01/2014 to 12/31/2014         9.877586          9.386400       2,598,335.5030
01/01/2015 to 12/31/2015         9.386400          9.027907       2,381,054.7844
--------------------------      ---------         ---------       --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

11/10/2008 to 12/31/2008         5.963948          6.042422          33,754.0837
01/01/2009 to 12/31/2009         6.042422          8.468735       1,410,325.4300
01/01/2010 to 12/31/2010         8.468735          8.899968       2,915,805.4448
01/01/2011 to 12/31/2011         8.899968          7.500217       3,779,765.3621
01/01/2012 to 12/31/2012         7.500217          8.659204       3,318,580.8928
01/01/2013 to 04/26/2013         8.659204          8.972248               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        13.970405         14.432061         199,522.8200
01/01/2010 to 12/31/2010        14.432061         14.990574         633,285.5617
01/01/2011 to 12/31/2011        14.990574         15.792405         805,987.8440
01/01/2012 to 12/31/2012        15.792405         16.081078         865,027.9007
01/01/2013 to 12/31/2013        16.081078         15.403624         867,584.2032
01/01/2014 to 12/31/2014        15.403624         15.970809         936,991.0470
01/01/2015 to 12/31/2015        15.970809         15.692748         998,909.3811
--------------------------      ---------         ---------         ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.602868         10.605013         674,418.0205
01/01/2009 to 12/31/2009        10.605013         10.452647       2,463,102.7900
01/01/2010 to 12/31/2010        10.452647         10.276448       2,989,609.1880
01/01/2011 to 12/31/2011        10.276448         10.103688       3,598,074.5828
01/01/2012 to 12/31/2012        10.103688          9.932445       3,110,924.1304
01/01/2013 to 12/31/2013         9.932445          9.765015       2,983,231.9730
01/01/2014 to 12/31/2014         9.765015          9.600406       2,209,383.0877
01/01/2015 to 12/31/2015         9.600406          9.438573       2,641,990.7625
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.621041         17.394570         326,962.1977
01/01/2014 to 12/31/2014        17.394570         18.961291         321,352.0241
01/01/2015 to 12/31/2015        18.961291         19.127133         282,744.8087
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.049811          7.856759          42,658.1781
01/01/2009 to 12/31/2009         7.856759         11.367520         175,358.6100
01/01/2010 to 12/31/2010        11.367520         14.211806         347,188.3514
01/01/2011 to 12/31/2011        14.211806         12.929589         446,857.0232
01/01/2012 to 12/31/2012        12.929589         13.475635         395,699.8648
01/01/2013 to 04/26/2013        13.475635         14.526966               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.143314          7.990082         292,256.0005
01/01/2009 to 12/31/2009         7.990082         10.963262         831,254.3000
01/01/2010 to 12/31/2010        10.963262         11.998016       1,458,426.4624
01/01/2011 to 12/31/2011        11.998016         11.822340       2,559,484.1859
01/01/2012 to 12/31/2012        11.822340         13.430120       3,221,179.2894
01/01/2013 to 12/31/2013        13.430120         18.053842       3,128,977.8457
01/01/2014 to 12/31/2014        18.053842         19.301419       2,756,979.6763
01/01/2015 to 12/31/2015        19.301419         20.976066       2,359,240.5361
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         5.841692          5.708855          37,372.5564
01/01/2009 to 12/31/2009         5.708855          6.917618         272,039.1500
01/01/2010 to 12/31/2010         6.917618          7.847376         506,564.3566
01/01/2011 to 12/31/2011         7.847376          7.419110         883,902.1106
01/01/2012 to 12/31/2012         7.419110          8.217708         596,548.9013
01/01/2013 to 04/26/2013         8.217708          8.822871               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.739637          8.603054          178,908.1016
01/01/2009 to 12/31/2009         8.603054         11.942581          259,803.3200
01/01/2010 to 12/31/2010        11.942581         13.474414          402,889.0701
01/01/2011 to 12/31/2011        13.474414         14.107583          504,620.2485
01/01/2012 to 12/31/2012        14.107583         15.474756          580,193.0000
01/01/2013 to 12/31/2013        15.474756         20.768498          551,990.0457
01/01/2014 to 12/31/2014        20.768498         20.760186          514,949.1840
01/01/2015 to 12/31/2015        20.760186         18.437567          486,405.4005
--------------------------      ---------         ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.064846         10.130741               18.1858
01/01/2009 to 12/31/2009        10.130741         14.214541          227,063.8400
01/01/2010 to 12/31/2010        14.214541         17.132004          373,050.9480
01/01/2011 to 12/31/2011        17.132004         14.106174          427,578.2771
01/01/2012 to 12/31/2012        14.106174         16.350037          413,611.1607
01/01/2013 to 12/31/2013        16.350037         20.511410          386,238.2250
01/01/2014 to 12/31/2014        20.511410         18.815620          408,589.7095
01/01/2015 to 12/31/2015        18.815620         19.563055          414,388.1526
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.638745         13.880728           85,168.2089
01/01/2015 to 12/31/2015        13.880728         13.566834          190,640.2459
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.982160         14.344266       23,649,583.0823
01/01/2015 to 12/31/2015        14.344266         13.951097       20,934,139.5580
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         9.017096          9.006106          725,170.6189
01/01/2009 to 12/31/2009         9.006106         10.882653        4,175,932.4200
01/01/2010 to 12/31/2010        10.882653         11.865753        9,384,898.2170
01/01/2011 to 12/31/2011        11.865753         11.873279       12,191,966.9680
01/01/2012 to 12/31/2012        11.873279         12.945732       12,726,021.0766
01/01/2013 to 12/31/2013        12.945732         13.883120       10,411,887.9742
01/01/2014 to 04/25/2014        13.883120         13.984114                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.750371          8.708504          894,960.9653
01/01/2009 to 12/31/2009         8.708504         10.795169        6,833,620.5000
01/01/2010 to 12/31/2010        10.795169         11.929274       14,126,527.9024
01/01/2011 to 12/31/2011        11.929274         11.714907       17,794,791.8917
01/01/2012 to 12/31/2012        11.714907         12.943820       16,796,290.1280
01/01/2013 to 12/31/2013        12.943820         14.535968       15,702,646.1858
01/01/2014 to 04/25/2014        14.535968         14.586537                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.888224         15.389533       24,889,721.1230
01/01/2015 to 12/31/2015        15.389533         14.938285       22,874,643.4487
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.366242          8.312066        1,801,507.3695
01/01/2009 to 12/31/2009         8.312066         10.487567       11,106,528.1400
01/01/2010 to 12/31/2010        10.487567         11.711644       23,510,174.8685
01/01/2011 to 12/31/2011        11.711644         11.318563       29,304,481.8635
01/01/2012 to 12/31/2012        11.318563         12.676909       27,761,561.2153
01/01/2013 to 12/31/2013        12.676909         14.883473       26,337,363.0247
01/01/2014 to 04/25/2014        14.883473         14.890305                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.347453         15.955756        8,884,106.8061
01/01/2015 to 12/31/2015        15.955756         15.420708        8,292,010.8837
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.073198          7.986608        1,794,100.5888
01/01/2009 to 12/31/2009         7.986608         10.215296        5,513,900.1800
01/01/2010 to 12/31/2010        10.215296         11.598853        6,882,900.7004
01/01/2011 to 12/31/2011        11.598853         10.962009        7,176,268.4412
01/01/2012 to 12/31/2012        10.962009         12.470358        6,303,836.3121
01/01/2013 to 12/31/2013        12.470358         15.437370        9,569,890.3010
01/01/2014 to 04/25/2014        15.437370         15.360462                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         7.073607          7.019107          107,266.9080
01/01/2009 to 12/31/2009         7.019107          8.871078        3,026,617.0800
01/01/2010 to 12/31/2010         8.871078          9.597761        3,927,439.8949
01/01/2011 to 12/31/2011         9.597761          9.270180        4,275,378.7123
01/01/2012 to 12/31/2012         9.270180         10.582532        3,912,196.1836
01/01/2013 to 04/26/2013        10.582532         11.381805                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.790776         13.423926          139,564.0600
01/01/2010 to 12/31/2010        13.423926         16.618440          423,139.8673
01/01/2011 to 12/31/2011        16.618440         15.972962          633,778.9968
01/01/2012 to 12/31/2012        15.972962         18.413613          475,858.5991
01/01/2013 to 12/31/2013        18.413613         24.032702          457,724.2341
01/01/2014 to 12/31/2014        24.032702         25.804243          430,437.3724
01/01/2015 to 12/31/2015        25.804243         24.690002          373,564.0049
--------------------------      ---------         ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.456252          8.327330          139,163.7606
01/01/2009 to 12/31/2009         8.327330         10.309070          734,865.6000
01/01/2010 to 12/31/2010        10.309070         11.604052        1,378,258.7321
01/01/2011 to 12/31/2011        11.604052         11.595415        1,752,603.5544
01/01/2012 to 12/31/2012        11.595415         13.157692        1,401,704.9138
01/01/2013 to 12/31/2013        13.157692         17.036502        1,403,402.9264
01/01/2014 to 12/31/2014        17.036502         18.943294        1,339,595.6335
01/01/2015 to 12/31/2015        18.943294         18.794073        1,220,904.0453
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.077339         21.079629          661,282.3002
01/01/2014 to 12/31/2014        21.079629         22.913203          565,471.8846
01/01/2015 to 12/31/2015        22.913203         22.444852          579,066.0905
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

11/10/2008 to 12/31/2008         6.756543          6.586494         111,623.3220
01/01/2009 to 12/31/2009         6.586494          8.086847         690,214.1300
01/01/2010 to 12/31/2010         8.086847          8.827011       1,271,345.0783
01/01/2011 to 12/31/2011         8.827011          8.631059       1,592,444.3510
01/01/2012 to 12/31/2012         8.631059          9.665608       1,557,301.1903
01/01/2013 to 04/26/2013         9.665608         10.577718               0.0000
--------------------------       --------         ---------       --------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         8.942261         11.500633         196,345.8800
01/01/2010 to 12/31/2010        11.500633         12.184786         517,312.5366
01/01/2011 to 12/31/2011        12.184786         10.463963         792,381.7498
01/01/2012 to 12/31/2012        10.463963         12.132116         562,297.7915
01/01/2013 to 12/31/2013        12.132116         14.484592         500,360.0421
01/01/2014 to 12/31/2014        14.484592         13.338910         500,662.1742
01/01/2015 to 12/31/2015        13.338910         12.942142         500,317.3929
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.314500         24.070792       1,109,746.2429
01/01/2014 to 12/31/2014        24.070792         23.593914       1,008,348.0520
01/01/2015 to 12/31/2015        23.593914         23.284341         860,845.9169
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

11/10/2008 to 12/31/2008         9.453950          9.336585         769,758.8095
01/01/2009 to 12/31/2009         9.336585         12.553632       1,002,401.4100
01/01/2010 to 12/31/2010        12.553632         15.163466       1,231,643.3428
01/01/2011 to 12/31/2011        15.163466         14.121784       1,374,337.4934
01/01/2012 to 12/31/2012        14.121784         14.616294       1,365,125.1605
01/01/2013 to 04/26/2013        14.616294         15.832980               0.0000
--------------------------      ---------         ---------       --------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.084862         13.616758         120,675.7600
01/01/2010 to 12/31/2010        13.616758         16.941199         376,367.9352
01/01/2011 to 12/31/2011        16.941199         15.935329         567,630.0149
01/01/2012 to 12/31/2012        15.935329         18.163273         487,306.7088
01/01/2013 to 12/31/2013        18.163273         24.664599         449,267.0835
01/01/2014 to 12/31/2014        24.664599         25.395812         469,302.1066
01/01/2015 to 12/31/2015        25.395812         23.835054         433,936.4431
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.892997          8.686068       1,506,897.0313
01/01/2014 to 12/31/2014         8.686068          9.293357       1,710,456.3037
01/01/2015 to 12/31/2015         9.293357         10.097215       1,958,389.5177
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         3.537183          3.426273          80,107.8158
01/01/2009 to 12/31/2009         3.426273          5.355128         495,463.5900
01/01/2010 to 12/31/2010         5.355128          6.722797       1,005,343.3180
01/01/2011 to 12/31/2011         6.722797          5.955652       1,597,289.0014
01/01/2012 to 12/31/2012         5.955652          6.564241       1,581,301.5525
01/01/2013 to 04/26/2013         6.564241          6.857823               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.609750         14.735275         144,037.1500
01/01/2010 to 12/31/2010        14.735275         18.691855         485,024.6176
01/01/2011 to 12/31/2011        18.691855         15.312963         808,314.9196
01/01/2012 to 12/31/2012        15.312963         15.441600         893,995.0602
01/01/2013 to 12/31/2013        15.441600         16.814038         776,786.2616
01/01/2014 to 12/31/2014        16.814038         13.418816         834,265.0160
01/01/2015 to 12/31/2015        13.418816          8.870809       1,081,734.6184
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        15.437929         15.598421           7,662.5704
01/01/2009 to 12/31/2009        15.598421         15.961234         231,719.8600
01/01/2010 to 12/31/2010        15.961234         16.554108         567,748.5151
01/01/2011 to 12/31/2011        16.554108         17.132835         724,380.6866
01/01/2012 to 12/31/2012        17.132835         17.355841         721,864.0110
01/01/2013 to 12/31/2013        17.355841         16.908810         518,046.0174
01/01/2014 to 12/31/2014        16.908810         17.047712         490,609.7888
01/01/2015 to 12/31/2015        17.047712         16.811806         439,964.2899
--------------------------      ---------         ---------       --------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

11/10/2008 to 12/31/2008         9.079489          8.769752         385,729.3767
01/01/2009 to 12/31/2009         8.769752         11.366087         963,370.4300
01/01/2010 to 12/31/2010        11.366087         12.495080       1,826,809.9360
01/01/2011 to 12/31/2011        12.495080         11.771472       2,162,287.7979
01/01/2012 to 12/31/2012        11.771472         13.041871       2,019,013.8503
01/01/2013 to 12/31/2013        13.041871         17.121148       1,747,869.3605
01/01/2014 to 12/31/2014        17.121148         18.590970       1,430,307.6528
01/01/2015 to 12/31/2015        18.590970         18.691868       1,182,389.0418

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds(R) International Portfolio (Class
  C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.



             INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           MetLife Advisers, LLC; Capital Research
 (Class C)                                    and Management Company
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Eaton Vance Floating Rate Portfolio     Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 Met/Templeton International Bond            Seeks current income with capital
 Portfolio (Class B)#                        appreciation and growth of income.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
 (Class B)                                   preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio     Seeks to track the performance of the
 (Class G)                                   Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Eaton Vance Floating Rate Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion:
                                             Pacific Investment Management Company
                                             LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion:
                                             MetLife Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital
                                             Management Incorporated (formerly Third
                                             Avenue Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.;
                                             Schroder Investment Management North
                                             America Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio     MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value Portfolio         Seeks long-term capital growth.
 (Class B)
 Met/Dimensional International Small         Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                  Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 MetLife Asset Allocation 20 Portfolio       Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio       Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 MetLife Asset Allocation 60 Portfolio       Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)      Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Van Eck Global Natural Resources            Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Frontier Mid Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Met/Artisan Mid Cap Value Portfolio         MetLife Advisers, LLC
 (Class B)                                   Subadviser: Artisan Partners Limited
                                             Partnership
 Met/Dimensional International Small         MetLife Advisers, LLC
 Company Portfolio (Class B)                 Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                  MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 MetLife Asset Allocation 20 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio (Class G)      MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Van Eck Global Natural Resources            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company



# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 6% and that a $12,000 Purchase Payment plus the 6% Purchase Payment Credit of $720 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,720 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 6% and a second Purchase Payment of $6,000 plus the 6% Purchase Payment Credit of $360 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,720             $2,000           $10,720          $10,720
    2                                $2,000           $ 8,746          $ 8,746
    3                                $2,000           $ 6,768          $ 6,768
    4*           $ 6,360             $3,000           $10,145          $ 3,785         $6,360
    5                                $3,000           $ 7,170          $   794         $6,376
    6                                $3,000           $ 4,187                0         $4,187
    7                                $3,000           $ 1,198                0         $1,198
    8                                $1,201                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $360 is added to the EDCA Account. This amount ($6,360) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,785 in the 1st Payment Bucket ($6,768 (1st Payment Bucket Account Value from the 3rd month) + $17 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,785). The total EDCA Account Value at the beginning of the 4th month is $10,145 ($3,785 in the 1st Payment Bucket + $6,360 in the 2nd Payment Bucket = $10,145).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 6% and that a $24,000 Purchase Payment plus the 6% Purchase Payment Credit of $1,440 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,440 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 6% and a second Purchase Payment of $12,000 plus the 6% Purchase Payment Credit of $720 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $25,440                   $2,000           $23,440          $23,440
    2                                $2,000           $21,498          $21,498
    3                                $2,000           $19,551          $19,551
    4                                $2,000           $17,599          $17,599
    5                                $2,000           $15,642          $15,642
    6*     $12,720                   $3,000           $25,401          $12,681         $12,720
    7                                $3,000           $22,464          $ 9,712         $12,751
    8                                $3,000           $19,519          $ 6,736         $12,783
    9                                $3,000           $16,567          $ 3,753         $12,814
   10                                $3,000           $13,608          $   762         $12,846
   11                                $3,000           $10,642                0         $10,642
   12                                $3,000           $ 7,668                0         $ 7,668
   13                                $3,000           $ 4,687                0         $ 4,687
   14                                $3,000           $ 1,698                0         $ 1,698
   15                                $1,703                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $720 is added to the EDCA Account. This amount ($12,720) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,681 in the 1st Payment Bucket ($15,642 (1st Payment Bucket Account Value from the 5th month) + $39 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,681). The total EDCA Account Value at the beginning of the 6th month is $25,401 ($12,681 in the 1st Payment Bucket + $12,720 in the 2nd Payment Bucket = $25,401).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue
Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]







(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday,after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)




[GRAPHIC APPEARS HERE]







  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus III


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







      *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus III


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]







(7) Required Minimum Distribution Examples -- GMIB Plus III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9)of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000)or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the

      Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


      No Withdrawals
      --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee II rider. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee II


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a contract year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before July 13, 2009 -- Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced Guaranteed Withdrawal Benefit  -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base.The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18





     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800

J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
81)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.


The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000

K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


L. Enhanced GWB -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit -- Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                  SERIES XTRA


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


SAI-0516USAXTRA
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    3
  CUSTODIAN.......................................    3
  DISTRIBUTION....................................    3
  CALCULATION OF PERFORMANCE INFORMATION..........    5
  Total Return....................................    5
  Historical Unit Values..........................    6
  Reporting Agencies..............................    6
  ANNUITY PROVISIONS..............................    6
  Variable Annuity................................    6
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    8
  CONDENSED FINANCIAL INFORMATION.................   11
  FINANCIAL STATEMENTS............................   41

COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


Currently the contract is not available for new sales.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2015            $568,720,128              $0
  2014            $463,545,565              $0
  2013            $456,083,088              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,738.* The amount of commissions paid to selected selling firms during 2015 ranged from $40,985 to $66,118,647. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $40,985 to $74,057,901.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance Company .

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.

BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Invest Financial Corp.

Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.

Janney Montgomery Scott, LLC

Key Investment Services LLC
Legend Equities Corporation

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, LLC.

LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation

National Planning Holdings
Navy Federal Brokerage Services, LLC

NEXT Financial Group

NFP Securities, Inc.
Parkland Securities, LLC

PFS Investments Inc.

Planning Corporation of America

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management
Royal Alliance Associates, Inc.

SagePoint Financial, Inc.
Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charge, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997918           9.703277           29,323.6722
01/01/2012 to 12/31/2012          9.703277          10.479837          115,205.7078
01/01/2013 to 12/31/2013         10.479837          11.428729          141,433.4337
01/01/2014 to 12/31/2014         11.428729          12.037639          152,027.2966
01/01/2015 to 12/31/2015         12.037639          11.879490          164,963.3303
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996782           1.036824               72.7429
01/01/2015 to 12/31/2015          1.036824           1.007302           26,234.5781
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.026246           6.987538          970,399.0817
01/01/2009 to 12/31/2009          6.987538           8.866651        3,028,562.1600
01/01/2010 to 12/31/2010          8.866651           9.757837        4,823,543.6578
01/01/2011 to 12/31/2011          9.757837           9.370880        5,028,743.3085
01/01/2012 to 12/31/2012          9.370880          10.437432        4,546,110.1333
01/01/2013 to 12/31/2013         10.437432          12.138922        4,532,744.4810
01/01/2014 to 12/31/2014         12.138922          12.630942        4,115,668.8579
01/01/2015 to 12/31/2015         12.630942          12.305766        3,764,567.7660
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.432410           6.337908        1,368,686.0602
01/01/2009 to 12/31/2009          6.337908           8.335439        2,931,775.0100
01/01/2010 to 12/31/2010          8.335439           9.281394        3,100,472.0845
01/01/2011 to 12/31/2011          9.281394           8.676032        2,852,080.9342
01/01/2012 to 12/31/2012          8.676032           9.887340        2,769,297.9821
01/01/2013 to 12/31/2013          9.887340          12.137129        2,595,787.5067
01/01/2014 to 12/31/2014         12.137129          12.669395        2,389,956.1187
01/01/2015 to 12/31/2015         12.669395          12.336982        2,190,798.8829
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          5.878173           5.739826          128,522.1693
01/01/2009 to 12/31/2009          5.739826           7.821959          594,452.5700
01/01/2010 to 12/31/2010          7.821959           9.081346          872,697.2723
01/01/2011 to 12/31/2011          9.081346           8.500740        1,058,882.9740
01/01/2012 to 12/31/2012          8.500740           9.792130          978,125.4605
01/01/2013 to 12/31/2013          9.792130          12.469647          887,652.1077
01/01/2014 to 12/31/2014         12.469647          13.236223          829,048.5192
01/01/2015 to 12/31/2015         13.236223          13.830151          774,277.9126
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.629980           7.658954          560,291.9481
01/01/2009 to 12/31/2009          7.658954           9.273025        1,828,678.4200
01/01/2010 to 12/31/2010          9.273025           9.999953        2,891,964.5242
01/01/2011 to 12/31/2011          9.999953           9.830917        3,038,277.7591
01/01/2012 to 12/31/2012          9.830917          10.690383        2,784,306.0771
01/01/2013 to 12/31/2013         10.690383          11.907408        2,641,279.1605
01/01/2014 to 12/31/2014         11.907408          12.395351        2,452,154.1286
01/01/2015 to 12/31/2015         12.395351          12.073754        2,189,869.3522
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.342494          10.568132           51,843.5385
01/01/2012 to 12/31/2012         10.568132          11.462767          412,464.5659
01/01/2013 to 12/31/2013         11.462767          10.865597          296,431.2507
01/01/2014 to 12/31/2014         10.865597          11.087286          232,860.2072
01/01/2015 to 12/31/2015         11.087286           9.837128          214,927.4642
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997918           9.536325          217,110.1482
01/01/2012 to 12/31/2012          9.536325          10.211120          387,423.3866
01/01/2013 to 12/31/2013         10.211120          11.051764          613,319.3334
01/01/2014 to 12/31/2014         11.051764          11.485267          601,178.7372
01/01/2015 to 12/31/2015         11.485267          11.256840          557,709.9417
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         12.428632          11.824810           15,145.7524
01/01/2009 to 12/31/2009         11.824810          17.014752           77,394.4900
01/01/2010 to 12/31/2010         17.014752          19.327799          157,202.9998
01/01/2011 to 12/31/2011         19.327799          19.409454          184,725.9053
01/01/2012 to 12/31/2012         19.409454          22.192562          194,335.0518
01/01/2013 to 12/31/2013         22.192562          23.807246          154,662.1456
01/01/2014 to 12/31/2014         23.807246          24.128934          143,825.9508
01/01/2015 to 12/31/2015         24.128934          22.716618          131,649.7614
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008           9.046266           9.158910       1,032,932.1722
01/01/2009 to 12/31/2009           9.158910          12.107964       1,154,341.3400
01/01/2010 to 12/31/2010          12.107964          13.793766       1,196,279.0948
01/01/2011 to 12/31/2011          13.793766          12.778545       1,191,729.0761
01/01/2012 to 12/31/2012          12.778545          15.795183       1,103,759.1087
01/01/2013 to 12/31/2013          15.795183          16.047387       1,071,660.2910
01/01/2014 to 12/31/2014          16.047387          17.834403       1,026,274.2803
01/01/2015 to 12/31/2015          17.834403          17.253471         890,873.6811
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008           4.603332           4.540528         922,134.6950
01/01/2009 to 12/31/2009           4.540528           5.923534         908,753.1900
01/01/2010 to 12/31/2010           5.923534           7.194651         876,083.0246
01/01/2011 to 12/31/2011           7.194651           7.288773       1,533,710.7806
01/01/2012 to 12/31/2012           7.288773           8.474367       1,469,170.0876
01/01/2013 to 12/31/2013           8.474367          12.106716       1,954,796.9919
01/01/2014 to 12/31/2014          12.106716          14.123147       2,009,624.9772
01/01/2015 to 12/31/2015          14.123147          13.297951       1,998,392.1038
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         131.356334         134.638716           4,454.1497
01/01/2011 to 12/31/2011         134.638716         122.141806           7,009.8517
01/01/2012 to 12/31/2012         122.141806         146.812700           7,415.9671
01/01/2013 to 12/31/2013         146.812700         185.516242          12,541.1047
01/01/2014 to 04/25/2014         185.516242         192.875375               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008           4.686078           4.563760         808,067.6676
01/01/2009 to 12/31/2009           4.563760           6.178104         826,513.6400
01/01/2010 to 12/31/2010           6.178104           6.506516         802,120.6085
01/01/2011 to 04/29/2011           6.506516           6.907176               0.0000
--------------------------       ----------         ----------       --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          14.039654          15.013427         615,066.1835
01/01/2011 to 12/31/2011          15.013427          13.804291         633,592.9201
01/01/2012 to 12/31/2012          13.804291          15.996935         554,403.4402
01/01/2013 to 12/31/2013          15.996935          20.820775         484,805.9231
01/01/2014 to 12/31/2014          20.820775          23.131451         397,056.4607
01/01/2015 to 12/31/2015          23.131451          20.626426         346,274.4741
--------------------------       ----------         ----------       --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         11.133432          10.961554        1,210,140.8323
01/01/2009 to 12/31/2009         10.961554          16.677336        1,170,926.5200
01/01/2010 to 12/31/2010         16.677336          19.050574        1,229,062.6985
01/01/2011 to 12/31/2011         19.050574          16.027821        1,154,485.2312
01/01/2012 to 12/31/2012         16.027821          20.324615        1,056,194.2737
01/01/2013 to 12/31/2013         20.324615          26.022566          964,441.6782
01/01/2014 to 12/31/2014         26.022566          24.054404          892,332.7127
01/01/2015 to 12/31/2015         24.054404          22.534340          827,130.2350
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010630           1.044394        3,594,597.3931
01/01/2013 to 12/31/2013          1.044394           1.043809        3,491,254.7100
01/01/2014 to 12/31/2014          1.043809           1.081320        2,670,502.0119
01/01/2015 to 12/31/2015          1.081320           1.016353        2,584,355.1338
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.307050           7.151498          777,925.3716
01/01/2009 to 12/31/2009          7.151498           8.882604        1,218,858.0100
01/01/2010 to 12/31/2010          8.882604          10.012092        1,238,932.9527
01/01/2011 to 12/31/2011         10.012092           9.680265        1,192,582.7872
01/01/2012 to 12/31/2012          9.680265          11.256169        1,085,759.6272
01/01/2013 to 12/31/2013         11.256169          14.953317          962,441.7649
01/01/2014 to 12/31/2014         14.953317          16.038166          935,688.5139
01/01/2015 to 12/31/2015         16.038166          14.796666          840,913.9021
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         15.396628          15.676272          387,389.9873
01/01/2009 to 12/31/2009         15.676272          19.462534          495,079.9700
01/01/2010 to 12/31/2010         19.462534          23.971421          500,558.9013
01/01/2011 to 12/31/2011         23.971421          22.651279          503,987.0530
01/01/2012 to 12/31/2012         22.651279          25.488970          490,973.4236
01/01/2013 to 12/31/2013         25.488970          32.588543          470,706.4370
01/01/2014 to 12/31/2014         32.588543          35.058664          441,778.5653
01/01/2015 to 12/31/2015         35.058664          31.309254          418,942.3968
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          9.332460           9.341736          598,018.7953
01/01/2009 to 12/31/2009          9.341736          12.265817          575,330.3900
01/01/2010 to 12/31/2010         12.265817          15.186300          527,057.1915
01/01/2011 to 12/31/2011         15.186300          14.739946          526,928.0550
01/01/2012 to 12/31/2012         14.739946          17.097538          456,433.6971
01/01/2013 to 12/31/2013         17.097538          23.515801          383,927.9575
01/01/2014 to 12/31/2014         23.515801          24.898496          333,448.2757
01/01/2015 to 12/31/2015         24.898496          24.012162          297,227.7940
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.954907          10.385718          444,936.6343
01/01/2014 to 12/31/2014         10.385718          10.709149          477,151.1187
01/01/2015 to 12/31/2015         10.709149          10.558342          481,319.2000
--------------------------       ---------          ---------          ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
11/10/2008 to 12/31/2008          8.787983           8.921633           21,238.3849
01/01/2009 to 12/31/2009          8.921633           9.814869          219,147.7500
01/01/2010 to 12/31/2010          9.814869          10.217690          396,462.3574
01/01/2011 to 12/31/2011         10.217690          10.606284          561,967.7485
01/01/2012 to 12/31/2012         10.606284          10.917179          583,545.9192
01/01/2013 to 04/26/2013         10.917179          10.888496                0.0000
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012684           1.046433        1,385,994.1922
01/01/2013 to 12/31/2013          1.046433           1.139546        3,121,335.4098
01/01/2014 to 12/31/2014          1.139546           1.196095        3,196,593.2200
01/01/2015 to 12/31/2015          1.196095           1.184079        3,029,122.6400
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.659438           7.702959          346,834.6688
01/01/2009 to 12/31/2009          7.702959          10.643023          345,937.2900
01/01/2010 to 12/31/2010         10.643023          12.741635          417,777.4201
01/01/2011 to 12/31/2011         12.741635          12.316924          452,896.3742
01/01/2012 to 12/31/2012         12.316924          14.129974          435,450.3626
01/01/2013 to 12/31/2013         14.129974          16.238754          345,147.9717
01/01/2014 to 12/31/2014         16.238754          16.485555          309,010.6454
01/01/2015 to 12/31/2015         16.485555          16.373858          277,267.1562
--------------------------       ---------          ---------        --------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         15.062591          15.007127          810,719.3162
01/01/2009 to 12/31/2009         15.007127          20.139535          715,187.3100
01/01/2010 to 12/31/2010         20.139535          22.322745          670,642.2883
01/01/2011 to 12/31/2011         22.322745          22.880277          684,098.2260
01/01/2012 to 12/31/2012         22.880277          25.353812          669,153.3596
01/01/2013 to 12/31/2013         25.353812          26.861582          467,132.6102
01/01/2014 to 12/31/2014         26.861582          27.628783          411,053.8039
01/01/2015 to 12/31/2015         27.628783          26.519298          375,047.5757
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997397          10.188191           49,027.1917
01/01/2011 to 12/31/2011         10.188191          10.197595          244,905.6364
01/01/2012 to 12/31/2012         10.197595          10.738104          301,208.4937
01/01/2013 to 12/31/2013         10.738104          10.940191          436,372.2187
01/01/2014 to 12/31/2014         10.940191          10.813302          367,374.6625
01/01/2015 to 12/31/2015         10.813302          10.521188          304,997.0252
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987399           9.734008           17,094.4875
01/01/2012 to 12/31/2012          9.734008           9.969859           78,545.6735
01/01/2013 to 12/31/2013          9.969859           9.895765          262,660.2080
01/01/2014 to 12/31/2014          9.895765           9.812226          250,821.9915
01/01/2015 to 12/31/2015          9.812226           9.567621          263,192.4524
--------------------------        --------           --------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997918          10.860673           12,894.3000
01/01/2010 to 12/31/2010         10.860673          12.099496           42,193.3755
01/01/2011 to 12/31/2011         12.099496          11.832988           45,159.2258
01/01/2012 to 12/31/2012         11.832988          13.267839           52,225.0028
01/01/2013 to 12/31/2013         13.267839          13.153181           48,005.7569
01/01/2014 to 12/31/2014         13.153181          13.052813           44,127.6874
01/01/2015 to 12/31/2015         13.052813          12.274357           42,560.2834
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.667259           7.562984        3,454,855.6278
01/01/2009 to 12/31/2009          7.562984           9.843201        3,062,483.7900
01/01/2010 to 12/31/2010          9.843201          11.251762        3,024,990.1784
01/01/2011 to 12/31/2011         11.251762          10.402724        2,831,813.9350
01/01/2012 to 12/31/2012         10.402724          11.914653        2,404,388.4325
01/01/2013 to 12/31/2013         11.914653          15.140008        2,428,531.5256
01/01/2014 to 12/31/2014         15.140008          15.610967        2,298,297.9660
01/01/2015 to 12/31/2015         15.610967          15.009529        2,085,354.1657
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997918           9.351871          274,009.3569
01/01/2012 to 12/31/2012          9.351871          10.377682          465,313.9961
01/01/2013 to 12/31/2013         10.377682          11.644752          626,337.9692
01/01/2014 to 12/31/2014         11.644752          12.527974          920,064.8752
01/01/2015 to 12/31/2015         12.527974          11.789721          847,936.5705
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077106           1.122470          361,449.6658
01/01/2014 to 12/31/2014          1.122470           1.203340          417,185.2498
01/01/2015 to 12/31/2015          1.203340           1.166383          653,487.7156
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         11.789183          11.644231        1,420,010.1661
01/01/2009 to 12/31/2009         11.644231          14.447080        1,421,514.0300
01/01/2010 to 12/31/2010         14.447080          16.995902        1,385,790.3624
01/01/2011 to 12/31/2011         16.995902          15.178255        1,244,939.9329
01/01/2012 to 12/31/2012         15.178255          17.569665        1,102,051.2136
01/01/2013 to 12/31/2013         17.569665          22.832759          968,971.6880
01/01/2014 to 12/31/2014         22.832759          22.787306          837,799.4538
01/01/2015 to 12/31/2015         22.787306          21.149125          749,572.1141
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          6.198346           6.107034        1,300,719.6577
01/01/2009 to 12/31/2009          6.107034          10.123524        1,462,628.7900
01/01/2010 to 12/31/2010         10.123524          12.282999        1,786,338.1089
01/01/2011 to 12/31/2011         12.282999           9.797930        2,024,954.4151
01/01/2012 to 12/31/2012          9.797930          11.429024        2,018,493.4298
01/01/2013 to 12/31/2013         11.429024          10.655323        1,926,858.6268
01/01/2014 to 12/31/2014         10.655323           9.772978        1,818,098.1317
01/01/2015 to 12/31/2015          9.772978           8.264436        1,878,170.0568
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          9.602443           9.790126        1,860,865.9098
01/01/2009 to 12/31/2009          9.790126          12.638051        1,831,273.0100
01/01/2010 to 12/31/2010         12.638051          13.814584        1,852,657.4975
01/01/2011 to 12/31/2011         13.814584          12.102702        1,649,352.8241
01/01/2012 to 12/31/2012         12.102702          13.857650        1,527,719.5204
01/01/2013 to 12/31/2013         13.857650          16.215302        1,341,707.2310
01/01/2014 to 12/31/2014         16.215302          14.804391        1,226,589.4498
01/01/2015 to 12/31/2015         14.804391          14.268067        1,208,618.7345
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999740           1.032019                0.0000
01/01/2015 to 12/31/2015          1.032019           0.957133          100,005.6951
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.843001          10.825292        2,714,510.4740
01/01/2009 to 12/31/2009         10.825292          12.538680        2,750,405.7900
01/01/2010 to 12/31/2010         12.538680          13.257567        2,994,793.5010
01/01/2011 to 12/31/2011         13.257567          14.458039        3,078,403.6880
01/01/2012 to 12/31/2012         14.458039          15.479838        3,053,907.5742
01/01/2013 to 12/31/2013         15.479838          13.779703        2,664,983.4952
01/01/2014 to 12/31/2014         13.779703          13.911521        2,396,248.0904
01/01/2015 to 12/31/2015         13.911521          13.225162        2,264,103.1525
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         12.547204          12.690839        3,616,771.0148
01/01/2009 to 12/31/2009         12.690839          14.697007        4,246,494.4100
01/01/2010 to 12/31/2010         14.697007          15.598687        4,921,326.1826
01/01/2011 to 12/31/2011         15.598687          15.791031        4,846,763.3064
01/01/2012 to 12/31/2012         15.791031          16.928614        4,786,387.3779
01/01/2013 to 12/31/2013         16.928614          16.291852        4,216,092.4431
01/01/2014 to 12/31/2014         16.291852          16.655315        3,795,124.3934
01/01/2015 to 12/31/2015         16.655315          16.342669        3,496,437.7512
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.413929          15.168928            8,757.5200
01/01/2010 to 12/31/2010         15.168928          17.254736           20,247.1606
01/01/2011 to 12/31/2011         17.254736          16.105760           38,813.3962
01/01/2012 to 12/31/2012         16.105760          17.440825           20,826.4930
01/01/2013 to 12/31/2013         17.440825          22.710843           23,137.3941
01/01/2014 to 12/31/2014         22.710843          24.719350           21,327.1930
01/01/2015 to 12/31/2015         24.719350          24.193312           20,934.4417
--------------------------       ---------          ---------           -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.712733          12.262151          186,996.9260
01/01/2011 to 12/31/2011         12.262151          12.447946          283,265.4430
01/01/2012 to 12/31/2012         12.447946          13.611429          355,521.9008
01/01/2013 to 12/31/2013         13.611429          13.543678          446,234.6113
01/01/2014 to 12/31/2014         13.543678          13.879160          494,001.9468
01/01/2015 to 12/31/2015         13.879160          13.419475          453,497.5371
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997918          10.719290           13,589.8083
01/01/2012 to 12/31/2012         10.719290          10.847689          171,413.3271
01/01/2013 to 12/31/2013         10.847689          10.162484           33,756.5796
01/01/2014 to 12/31/2014         10.162484          10.724718           37,985.5908
01/01/2015 to 12/31/2015         10.724718          10.568127           42,240.9766
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214701          10.715574            1,268.0091
01/01/2014 to 12/31/2014         10.715574          11.422414           31,679.2802
01/01/2015 to 12/31/2015         11.422414          11.067180           59,959.9503
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.064484          922,147.5267
01/01/2013 to 12/31/2013          1.064484           1.150055        1,165,314.4847
01/01/2014 to 12/31/2014          1.150055           1.215740        1,020,785.2955
01/01/2015 to 12/31/2015          1.215740           1.182372        1,331,196.9597
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.275322           8.432790            8,450.5884
01/01/2009 to 12/31/2009          8.432790          10.333272          372,386.6900
01/01/2010 to 12/31/2010         10.333272          11.379782        1,137,189.5583
01/01/2011 to 12/31/2011         11.379782          11.284534        1,543,545.0436
01/01/2012 to 12/31/2012         11.284534          12.493215        1,497,238.5663
01/01/2013 to 12/31/2013         12.493215          13.843262        1,416,253.4492
01/01/2014 to 12/31/2014         13.843262          14.372133        1,313,649.8292
01/01/2015 to 12/31/2015         14.372133          13.824780        1,198,138.1768
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.662185           7.731167            4,983.1147
01/01/2009 to 12/31/2009          7.731167           9.793025          230,591.4000
01/01/2010 to 12/31/2010          9.793025          10.968848          533,364.7483
01/01/2011 to 12/31/2011         10.968848          10.533672          688,400.2127
01/01/2012 to 12/31/2012         10.533672          11.887953          592,942.3603
01/01/2013 to 12/31/2013         11.887953          13.772261          583,951.4606
01/01/2014 to 12/31/2014         13.772261          14.239920          622,135.8008
01/01/2015 to 12/31/2015         14.239920          13.648996          574,701.0501
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         35.222739          35.000443          743,454.8873
01/01/2009 to 12/31/2009         35.000443          40.658099          726,750.6900
01/01/2010 to 12/31/2010         40.658099          46.682755          675,431.4776
01/01/2011 to 12/31/2011         46.682755          43.968920          619,361.2073
01/01/2012 to 12/31/2012         43.968920          50.892669          553,995.3733
01/01/2013 to 12/31/2013         50.892669          66.801095          507,078.7948
01/01/2014 to 12/31/2014         66.801095          74.248500          473,196.1533
01/01/2015 to 12/31/2015         74.248500          70.238602          429,081.4561
--------------------------       ---------          ---------          ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          5.466483           5.580999        1,581,354.0428
01/01/2009 to 12/31/2009          5.580999           7.966011        1,735,952.8900
01/01/2010 to 12/31/2010          7.966011           9.979980        1,901,190.0442
01/01/2011 to 12/31/2011          9.979980           9.631171        1,934,151.3471
01/01/2012 to 12/31/2012          9.631171          10.741882        1,731,930.3601
01/01/2013 to 12/31/2013         10.741882          14.395139        1,549,859.5897
01/01/2014 to 12/31/2014         14.395139          15.928538        1,301,821.2878
01/01/2015 to 12/31/2015         15.928538          16.671745        1,179,779.3582
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.651256          12.743071          379,136.4704
01/01/2014 to 12/31/2014         12.743071          12.085188          343,570.5417
01/01/2015 to 12/31/2015         12.085188          11.600386          305,803.8439
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
11/10/2008 to 12/31/2008          5.957388           6.034090           63,667.9142
01/01/2009 to 12/31/2009          6.034090           8.440167          316,541.3900
01/01/2010 to 12/31/2010          8.440167           8.852245          531,694.2403
01/01/2011 to 12/31/2011          8.852245           7.445105          532,602.1463
01/01/2012 to 12/31/2012          7.445105           8.578318          479,478.1111
01/01/2013 to 04/26/2013          8.578318           8.882788                0.0000
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.680406          14.113833           23,126.3300
01/01/2010 to 12/31/2010         14.113833          14.630748           86,567.8353
01/01/2011 to 12/31/2011         14.630748          15.382633          180,811.2466
01/01/2012 to 12/31/2012         15.382633          15.632356          263,494.0771
01/01/2013 to 12/31/2013         15.632356          14.943885          101,683.8549
01/01/2014 to 12/31/2014         14.943885          15.463191          136,778.8338
01/01/2015 to 12/31/2015         15.463191          15.163609          120,217.3006
--------------------------       ---------          ---------          ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.438834          10.438029        3,598,289.2836
01/01/2009 to 12/31/2009         10.438029          10.267507        2,473,849.9300
01/01/2010 to 12/31/2010         10.267507          10.074259        1,780,190.5077
01/01/2011 to 12/31/2011         10.074259           9.885163        1,843,687.0391
01/01/2012 to 12/31/2012          9.885163           9.698101        1,457,940.6865
01/01/2013 to 12/31/2013          9.698101           9.515570        1,498,331.9133
01/01/2014 to 12/31/2014          9.515570           9.336475        1,246,880.0135
01/01/2015 to 12/31/2015          9.336475           9.160750        1,238,882.1101
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.360064          17.061098          352,705.9170
01/01/2014 to 12/31/2014         17.061098          18.560625          329,018.2530
01/01/2015 to 12/31/2015         18.560625          18.685549          305,094.3752
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
11/10/2008 to 12/31/2008          7.977103           7.783610          399,907.8934
01/01/2009 to 12/31/2009          7.783610          11.239190          428,032.5400
01/01/2010 to 12/31/2010         11.239190          14.023333          451,660.0464
01/01/2011 to 12/31/2011         14.023333          12.732671          461,043.0970
01/01/2012 to 12/31/2012         12.732671          13.243738          399,757.6681
01/01/2013 to 04/26/2013         13.243738          14.267902                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.037570           7.884117        1,205,306.5843
01/01/2009 to 12/31/2009          7.884117          10.796267        1,267,227.0800
01/01/2010 to 12/31/2010         10.796267          11.791672        1,209,148.2077
01/01/2011 to 12/31/2011         11.791672          11.595850        1,169,936.9893
01/01/2012 to 12/31/2012         11.595850          13.146384        2,050,566.0165
01/01/2013 to 12/31/2013         13.146384          17.637135        1,690,461.6550
01/01/2014 to 12/31/2014         17.637135          18.818245        1,509,597.1111
01/01/2015 to 12/31/2015         18.818245          20.410115        1,317,929.3919
--------------------------       ---------          ---------        --------------


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          5.829633           5.695473            75,802.4502
01/01/2009 to 12/31/2009          5.695473           6.887615            93,043.7700
01/01/2010 to 12/31/2010          6.887615           7.797745           140,136.7396
01/01/2011 to 12/31/2011          7.797745           7.357485           170,978.4485
01/01/2012 to 12/31/2012          7.357485           8.133087           114,368.3566
01/01/2013 to 04/26/2013          8.133087           8.726468                 0.0000
--------------------------        --------           --------           ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.604343           8.467499         1,203,861.5748
01/01/2009 to 12/31/2009          8.467499          11.730917         1,088,931.6500
01/01/2010 to 12/31/2010         11.730917          13.209181           964,994.9224
01/01/2011 to 12/31/2011         13.209181          13.802315           847,166.5925
01/01/2012 to 12/31/2012         13.802315          15.109494           752,189.5417
01/01/2013 to 12/31/2013         15.109494          20.237803           664,862.0136
01/01/2014 to 12/31/2014         20.237803          20.189271           594,187.3934
01/01/2015 to 12/31/2015         20.189271          17.894681           540,224.5980
--------------------------       ---------          ---------         --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064240          10.127304                 0.0000
01/01/2009 to 12/31/2009         10.127304          14.181330            32,349.2700
01/01/2010 to 12/31/2010         14.181330          17.057883            39,887.9809
01/01/2011 to 12/31/2011         17.057883          14.017102            49,191.1241
01/01/2012 to 12/31/2012         14.017102          16.214180            74,045.2024
01/01/2013 to 12/31/2013         16.214180          20.300375            82,908.9989
01/01/2014 to 12/31/2014         20.300375          18.584810            97,429.1691
01/01/2015 to 12/31/2015         18.584810          19.284466           108,125.2609
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.332149          13.550342            34,046.8044
01/01/2015 to 12/31/2015         13.550342          13.217456           104,382.8233
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.910122          14.251064        13,233,544.1837
01/01/2015 to 12/31/2015         14.251064          13.832750        11,530,200.7337
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.944848           8.931449         5,099,553.2363
01/01/2009 to 12/31/2009          8.931449          10.770887         5,638,102.8500
01/01/2010 to 12/31/2010         10.770887          11.720442         6,056,174.3935
01/01/2011 to 12/31/2011         11.720442          11.704503         5,433,067.3327
01/01/2012 to 12/31/2012         11.704503          12.736086         5,521,098.9318
01/01/2013 to 12/31/2013         12.736086          13.631012         4,376,725.6168
01/01/2014 to 04/25/2014         13.631012          13.721523                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.680254           8.636307        10,424,759.4122
01/01/2009 to 12/31/2009          8.636307          10.684293        11,021,715.7200
01/01/2010 to 12/31/2010         10.684293          11.783178        11,561,635.3415
01/01/2011 to 12/31/2011         11.783178          11.548371        11,592,598.2179
01/01/2012 to 12/31/2012         11.548371          12.734194        10,990,047.7320
01/01/2013 to 12/31/2013         12.734194          14.271995        10,475,095.4624
01/01/2014 to 04/25/2014         14.271995          14.312622                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.304806          14.766474        18,311,297.3104
01/01/2015 to 12/31/2015         14.766474          14.304850        16,611,806.1368
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.299198           8.243149        22,472,965.6791
01/01/2009 to 12/31/2009          8.243149          10.379836        23,080,724.8300
01/01/2010 to 12/31/2010         10.379836          11.568201        23,789,764.4591
01/01/2011 to 12/31/2011         11.568201          11.157644        22,872,629.0183
01/01/2012 to 12/31/2012         11.157644          12.471587        21,118,543.3157
01/01/2013 to 12/31/2013         12.471587          14.613171        19,466,620.4407
01/01/2014 to 04/25/2014         14.613171          14.610666                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.278990          14.824869        19,242,085.6773
01/01/2015 to 12/31/2015         14.824869          14.299108        17,577,564.9110
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.008494           7.920380        27,654,881.5165
01/01/2009 to 12/31/2009          7.920380          10.110345        26,569,204.9200
01/01/2010 to 12/31/2010         10.110345          11.456775        24,544,073.4816
01/01/2011 to 12/31/2011         11.456775          10.806138        22,658,847.4672
01/01/2012 to 12/31/2012         10.806138          12.268357        20,535,676.9221
01/01/2013 to 12/31/2013         12.268357          15.156984        19,891,636.0004
01/01/2014 to 04/25/2014         15.156984          15.071967                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.065837           7.009436           163,700.2002
01/01/2009 to 12/31/2009          7.009436           8.841161           551,098.4600
01/01/2010 to 12/31/2010          8.841161           9.546299           711,927.2036
01/01/2011 to 12/31/2011          9.546299           9.202085           784,193.4550
01/01/2012 to 12/31/2012          9.202085          10.483706           694,965.7851
01/01/2013 to 04/26/2013         10.483706          11.268352                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.601666          13.171307          3,848.9200
01/01/2010 to 12/31/2010         13.171307          16.273172         28,657.9125
01/01/2011 to 12/31/2011         16.273172          15.609908         62,164.5000
01/01/2012 to 12/31/2012         15.609908          17.958955         36,192.3839
01/01/2013 to 12/31/2013         17.958955          23.392505         50,318.3970
01/01/2014 to 12/31/2014         23.392505          25.066670         42,352.1536
01/01/2015 to 12/31/2015         25.066670          23.936353         40,629.3672
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.337110           8.207703        713,686.1818
01/01/2009 to 12/31/2009          8.207703          10.140674        666,656.4900
01/01/2010 to 12/31/2010         10.140674          11.391722        680,454.5945
01/01/2011 to 12/31/2011         11.391722          11.360548        658,836.7869
01/01/2012 to 12/31/2012         11.360548          12.865299        598,042.4109
01/01/2013 to 12/31/2013         12.865299          16.624657        569,238.9067
01/01/2014 to 12/31/2014         16.624657          18.448430        570,058.0141
01/01/2015 to 12/31/2015         18.448430          18.266536        537,996.6482
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.550580          20.437846        177,872.0371
01/01/2014 to 12/31/2014         20.437846          22.171216        157,434.2258
01/01/2015 to 12/31/2015         22.171216          21.674637        176,878.6862
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          6.749116           6.577412         36,972.9255
01/01/2009 to 12/31/2009          6.577412           8.059563        171,710.3600
01/01/2010 to 12/31/2010          8.059563           8.779668        285,582.1238
01/01/2011 to 12/31/2011          8.779668           8.567648        417,461.9916
01/01/2012 to 12/31/2012          8.567648           9.575332        368,682.2455
01/01/2013 to 04/26/2013          9.575332          10.472267              0.0000
--------------------------       ---------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.756520          11.246923         25,126.9000
01/01/2010 to 12/31/2010         11.246923          11.892205         64,189.2644
01/01/2011 to 12/31/2011         11.892205          10.192314         89,993.4112
01/01/2012 to 12/31/2012         10.192314          11.793437         79,284.3117
01/01/2013 to 12/31/2013         11.793437          14.052125         81,093.7936
01/01/2014 to 12/31/2014         14.052125          12.914782         84,309.7782
01/01/2015 to 12/31/2015         12.914782          12.505582         90,827.9396
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.825335          23.429616        542,020.0220
01/01/2014 to 12/31/2014         23.429616          22.919543        456,657.6720
01/01/2015 to 12/31/2015         22.919543          22.573626        414,021.5132
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
11/10/2008 to 12/31/2008          9.320756           9.202464        859,127.6895
01/01/2009 to 12/31/2009          9.202464          12.348579        862,876.0700
01/01/2010 to 12/31/2010         12.348579          14.886019        837,887.9147
01/01/2011 to 12/31/2011         14.886019          13.835741        797,356.2318
01/01/2012 to 12/31/2012         13.835741          14.291465        721,954.0860
01/01/2013 to 04/26/2013         14.291465          15.471275              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.854595          13.316341          8,709.3500
01/01/2010 to 12/31/2010         13.316341          16.534381         46,673.8379
01/01/2011 to 12/31/2011         16.534381          15.521640         65,552.4069
01/01/2012 to 12/31/2012         15.521640          17.656228         63,636.3439
01/01/2013 to 12/31/2013         17.656228          23.928209         98,023.9118
01/01/2014 to 12/31/2014         23.928209          24.588359        102,230.0793
01/01/2015 to 12/31/2015         24.588359          23.031100        101,209.8089
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         38.936080          48.998491        116,037.6148
01/01/2014 to 12/31/2014         48.998491          52.319497        114,965.4750
01/01/2015 to 12/31/2015         52.319497          56.731474        108,232.0525
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          3.482378           3.372242        691,949.8158
01/01/2009 to 12/31/2009          3.372242           5.260154        717,141.5200
01/01/2010 to 12/31/2010          5.260154           6.590395        755,137.9379
01/01/2011 to 12/31/2011          6.590395           5.826713        835,506.5027
01/01/2012 to 12/31/2012          5.826713           6.409230        724,313.6718
01/01/2013 to 04/26/2013          6.409230           6.691623              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.597882          14.700819         23,852.8200
01/01/2010 to 12/31/2010         14.700819          18.610935         68,757.1328
01/01/2011 to 12/31/2011         18.610935          15.216237        124,221.7968
01/01/2012 to 12/31/2012         15.216237          15.313235        155,405.7168
01/01/2013 to 12/31/2013         15.313235          16.640946        138,759.6829
01/01/2014 to 12/31/2014         16.640946          13.254085        150,737.4125
01/01/2015 to 12/31/2015         13.254085           8.744354        175,389.4816
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         15.010518          15.162330        179,344.5048
01/01/2009 to 12/31/2009         15.162330          15.484010        198,771.0800
01/01/2010 to 12/31/2010         15.484010          16.027078        214,528.5420
01/01/2011 to 12/31/2011         16.027078          16.554340        212,384.0655
01/01/2012 to 12/31/2012         16.554340          16.736131        147,056.0759
01/01/2013 to 12/31/2013         16.736131          16.272485        146,200.7119
01/01/2014 to 12/31/2014         16.272485          16.373384        113,942.0727
01/01/2015 to 12/31/2015         16.373384          16.114547         99,369.4345
--------------------------       ---------          ---------        ------------


                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
11/10/2008 to 12/31/2008          8.938943           8.631580       2,438,465.2348
01/01/2009 to 12/31/2009          8.631580          11.164658       2,337,369.1200
01/01/2010 to 12/31/2010         11.164658          12.249141       2,181,034.6373
01/01/2011 to 12/31/2011         12.249141          11.516763       2,019,002.5810
01/01/2012 to 12/31/2012         11.516763          12.734053       1,783,847.5063
01/01/2013 to 12/31/2013         12.734053          16.683680       1,475,752.0543
01/01/2014 to 12/31/2014         16.683680          18.079754       1,297,319.0654
01/01/2015 to 12/31/2015         18.079754          18.141560       1,136,243.8256

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.997863           9.700006          373,513.1749
01/01/2012 to 12/31/2012          9.700006          10.471040          487,481.3915
01/01/2013 to 12/31/2013         10.471040          11.413428          505,857.8452
01/01/2014 to 12/31/2014         11.413428          12.015513          517,380.6890
01/01/2015 to 12/31/2015         12.015513          11.851726          553,057.7668
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996775           1.036466                0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451                0.0000
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.024315           6.985129        1,372,152.9122
01/01/2009 to 12/31/2009          6.985129           8.859165        2,906,044.8600
01/01/2010 to 12/31/2010          8.859165           9.744728        4,168,391.1589
01/01/2011 to 12/31/2011          9.744728           9.353622        4,682,880.3884
01/01/2012 to 12/31/2012          9.353622          10.412975        4,500,679.2275
01/01/2013 to 12/31/2013         10.412975          12.104427        4,616,559.4757
01/01/2014 to 12/31/2014         12.104427          12.588752        4,782,119.0912
01/01/2015 to 12/31/2015         12.588752          12.258529        4,754,161.2092
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.430641           6.335721        1,160,676.2049
01/01/2009 to 12/31/2009          6.335721           8.328398        2,485,704.2600
01/01/2010 to 12/31/2010          8.328398           9.268923        2,317,110.2814
01/01/2011 to 12/31/2011          9.268923           8.660050        2,466,920.2815
01/01/2012 to 12/31/2012          8.660050           9.864168        2,162,793.2208
01/01/2013 to 12/31/2013          9.864168          12.102636        2,182,011.2245
01/01/2014 to 12/31/2014         12.102636          12.627072        2,130,844.1146
01/01/2015 to 12/31/2015         12.627072          12.289620        2,062,963.2541
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          5.876555           5.737844          129,922.6249
01/01/2009 to 12/31/2009          5.737844           7.815349          485,170.1200
01/01/2010 to 12/31/2010          7.815349           9.069140          810,350.3058
01/01/2011 to 12/31/2011          9.069140           8.485078          660,698.7391
01/01/2012 to 12/31/2012          8.485078           9.769178          583,353.0490
01/01/2013 to 12/31/2013          9.769178          12.434205          493,799.2236
01/01/2014 to 12/31/2014         12.434205          13.192003          508,628.7111
01/01/2015 to 12/31/2015         13.192003          13.777055          475,310.3842
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.627886           7.656316          579,363.8296
01/01/2009 to 12/31/2009          7.656316           9.265198        1,469,935.7600
01/01/2010 to 12/31/2010          9.265198           9.986521        2,055,185.5543
01/01/2011 to 12/31/2011          9.986521           9.812816        2,387,219.1820
01/01/2012 to 12/31/2012          9.812816          10.665337        2,270,314.8560
01/01/2013 to 12/31/2013         10.665337          11.873574        2,456,908.3388
01/01/2014 to 12/31/2014         11.873574          12.353950        2,501,503.3873
01/01/2015 to 12/31/2015         12.353950          12.027410        2,147,638.9715
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011         10.342297          10.564428          414,769.9004
01/01/2012 to 12/31/2012         10.564428          11.452993          794,621.1813
01/01/2013 to 12/31/2013         11.452993          10.850902          626,248.9135
01/01/2014 to 12/31/2014         10.850902          11.066755          418,273.2973
01/01/2015 to 12/31/2015         11.066755           9.813999          395,846.1277
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997863           9.533110          441,654.8972
01/01/2012 to 12/31/2012          9.533110          10.202547          687,451.7828
01/01/2013 to 12/31/2013         10.202547          11.036967          815,180.9877
01/01/2014 to 12/31/2014         11.036967          11.464155          811,150.7466
01/01/2015 to 12/31/2015         11.464155          11.230529          908,900.0599
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         12.353009          11.752040           11,544.7557
01/01/2009 to 12/31/2009         11.752040          16.901599           84,240.2400
01/01/2010 to 12/31/2010         16.901599          19.189673          116,325.7085
01/01/2011 to 12/31/2011         19.189673          19.261135          188,538.8080
01/01/2012 to 12/31/2012         19.261135          22.011911          131,224.7021
01/01/2013 to 12/31/2013         22.011911          23.601650          118,448.7502
01/01/2014 to 12/31/2014         23.601650          23.908601          100,937.9189
01/01/2015 to 12/31/2015         23.908601          22.497924           96,994.9614
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          9.025772           9.137520          196,699.6767
01/01/2009 to 12/31/2009          9.137520          12.073645          215,127.4600
01/01/2010 to 12/31/2010         12.073645          13.747804          266,329.6356
01/01/2011 to 12/31/2011         13.747804          12.729608          266,003.7854
01/01/2012 to 12/31/2012         12.729608          15.726790          244,246.6283
01/01/2013 to 12/31/2013         15.726790          15.969912          255,258.3020
01/01/2014 to 12/31/2014         15.969912          17.739431          238,545.6194
01/01/2015 to 12/31/2015         17.739431          17.153009          187,532.8058
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008           4.588333           4.525416         457,602.8690
01/01/2009 to 12/31/2009           4.525416           5.900867         465,553.7700
01/01/2010 to 12/31/2010           5.900867           7.163541         442,385.9994
01/01/2011 to 12/31/2011           7.163541           7.253635         628,240.2268
01/01/2012 to 12/31/2012           7.253635           8.429276         556,634.4425
01/01/2013 to 12/31/2013           8.429276          12.036283         618,131.6826
01/01/2014 to 12/31/2014          12.036283          14.033965         731,528.6164
01/01/2015 to 12/31/2015          14.033965          13.207370         626,163.3164
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558           1,502.2984
01/01/2011 to 12/31/2011         132.713558         120.335247           4,118.5333
01/01/2012 to 12/31/2012         120.335247         144.568601           5,059.2491
01/01/2013 to 12/31/2013         144.568601         182.589254           5,317.7233
01/01/2014 to 04/25/2014         182.589254         189.802385               0.0000
--------------------------       ----------         ----------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
11/10/2008 to 12/31/2008           4.678970           4.556518         192,377.2395
01/01/2009 to 12/31/2009           4.556518           6.165216         173,157.6300
01/01/2010 to 12/31/2010           6.165216           6.489699         209,824.7001
01/01/2011 to 04/29/2011           6.489699           6.888201               0.0000
--------------------------       ----------         ----------         ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          13.997517          14.963407         307,205.6209
01/01/2011 to 12/31/2011          14.963407          13.751431         310,774.3725
01/01/2012 to 12/31/2012          13.751431          15.927672         292,433.3732
01/01/2013 to 12/31/2013          15.927672          20.720268         274,147.8604
01/01/2014 to 12/31/2014          20.720268          23.008283         266,958.4687
01/01/2015 to 12/31/2015          23.008283          20.506331         199,846.9200
--------------------------       ----------         ----------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          11.093994          10.921961         731,737.5811
01/01/2009 to 12/31/2009          10.921961          16.608788         655,127.1400
01/01/2010 to 12/31/2010          16.608788          18.962797         689,471.3848
01/01/2011 to 12/31/2011          18.962797          15.946001         680,095.0335
01/01/2012 to 12/31/2012          15.946001          20.210702         634,012.1052
01/01/2013 to 12/31/2013          20.210702          25.863792         597,320.1319
01/01/2014 to 12/31/2014          25.863792          23.895680         571,487.5674
01/01/2015 to 12/31/2015          23.895680          22.374448         553,237.3265
--------------------------       ----------         ----------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010622           1.044035       6,041,207.6991
01/01/2013 to 12/31/2013           1.044035           1.042928       4,571,806.7933
01/01/2014 to 12/31/2014           1.042928           1.079867       3,848,729.3607
01/01/2015 to 12/31/2015           1.079867           1.014480       3,286,548.4613
--------------------------       ----------         ----------       --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.294129           7.138352        211,027.5862
01/01/2009 to 12/31/2009          7.138352           8.860663        226,756.6500
01/01/2010 to 12/31/2010          8.860663           9.980379        247,515.9506
01/01/2011 to 12/31/2011          9.980379           9.642864        298,308.1995
01/01/2012 to 12/31/2012          9.642864          11.198746        257,812.0454
01/01/2013 to 12/31/2013         11.198746          14.869131        273,962.9408
01/01/2014 to 12/31/2014         14.869131          15.939898        286,461.1319
01/01/2015 to 12/31/2015         15.939898          14.698649        226,856.4057
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         15.310342          15.587328         29,515.6016
01/01/2009 to 12/31/2009         15.587328          19.342430         79,270.9800
01/01/2010 to 12/31/2010         19.342430          23.811597         86,286.6608
01/01/2011 to 12/31/2011         23.811597          22.489026         92,984.1668
01/01/2012 to 12/31/2012         22.489026          25.293673         99,257.5765
01/01/2013 to 12/31/2013         25.293673          32.322692         83,822.0847
01/01/2014 to 12/31/2014         32.322692          34.755277         76,425.2509
01/01/2015 to 12/31/2015         34.755277          31.022786         68,079.8469
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          9.299409           9.308000        391,034.7945
01/01/2009 to 12/31/2009          9.308000          12.215411        364,116.2700
01/01/2010 to 12/31/2010         12.215411          15.116340        321,247.1118
01/01/2011 to 12/31/2011         15.116340          14.664720        293,672.5541
01/01/2012 to 12/31/2012         14.664720          17.001734        269,456.4155
01/01/2013 to 12/31/2013         17.001734          23.372353        269,442.9936
01/01/2014 to 12/31/2014         23.372353          24.734239        222,519.7395
01/01/2015 to 12/31/2015         24.734239          23.841823        196,493.2772
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211        330,901.6149
01/01/2014 to 12/31/2014         10.356211          10.673385        487,317.6635
01/01/2015 to 12/31/2015         10.673385          10.517820        447,374.9048
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
11/10/2008 to 12/31/2008          8.785574           8.918564         91,240.2499
01/01/2009 to 12/31/2009          8.918564           9.806590        273,564.6800
01/01/2010 to 12/31/2010          9.806590          10.203969        330,575.7949
01/01/2011 to 12/31/2011         10.203969          10.586761        385,106.3874
01/01/2012 to 12/31/2012         10.586761          10.891608        390,579.9529
01/01/2013 to 04/26/2013         10.891608          10.862933              0.0000
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073          268,794.8379
01/01/2013 to 12/31/2013          1.046073           1.138585        1,313,599.5066
01/01/2014 to 12/31/2014          1.138585           1.194489        2,813,064.2568
01/01/2015 to 12/31/2015          1.194489           1.181897        3,048,451.4119
--------------------------        --------           --------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.649709           7.692637          210,831.9060
01/01/2009 to 12/31/2009          7.692637          10.623452          216,286.5400
01/01/2010 to 12/31/2010         10.623452          12.711856          261,038.0425
01/01/2011 to 12/31/2011         12.711856          12.282006          267,508.6612
01/01/2012 to 12/31/2012         12.282006          14.082838          243,594.2593
01/01/2013 to 12/31/2013         14.082838          16.176496          195,353.9061
01/01/2014 to 12/31/2014         16.176496          16.414140          177,994.9838
01/01/2015 to 12/31/2015         16.414140          16.294774          131,150.3655
--------------------------       ---------          ---------        --------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         15.013378          14.957050          439,897.4681
01/01/2009 to 12/31/2009         14.957050          20.062309          405,642.3800
01/01/2010 to 12/31/2010         20.062309          22.226037          391,854.2541
01/01/2011 to 12/31/2011         22.226037          22.769795          352,257.5726
01/01/2012 to 12/31/2012         22.769795          25.218708          337,627.1542
01/01/2013 to 12/31/2013         25.218708          26.705088          325,630.8023
01/01/2014 to 12/31/2014         26.705088          27.454089          299,474.3112
01/01/2015 to 12/31/2015         27.454089          26.338441          258,102.6481
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997329          10.184744           23,363.8539
01/01/2011 to 12/31/2011         10.184744          10.189062           80,745.3079
01/01/2012 to 12/31/2012         10.189062          10.723728           95,306.9879
01/01/2013 to 12/31/2013         10.723728          10.920083          177,856.4214
01/01/2014 to 12/31/2014         10.920083          10.788031          178,832.8729
01/01/2015 to 12/31/2015         10.788031          10.491351          150,232.2307
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987330           9.730713           57,534.0613
01/01/2012 to 12/31/2012          9.730713           9.961476           79,653.4623
01/01/2013 to 12/31/2013          9.961476           9.882501          175,276.7588
01/01/2014 to 12/31/2014          9.882501           9.794175          210,899.3209
01/01/2015 to 12/31/2015          9.794175           9.545245          199,164.9659
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997863          10.857030            7,931.8000
01/01/2010 to 12/31/2010         10.857030          12.089395           21,611.3671
01/01/2011 to 12/31/2011         12.089395          11.817213           27,050.0398
01/01/2012 to 12/31/2012         11.817213          13.243492           31,455.2623
01/01/2013 to 12/31/2013         13.243492          13.122481           27,236.1020
01/01/2014 to 12/31/2014         13.122481          13.015836           23,407.4077
01/01/2015 to 12/31/2015         13.015836          12.233462           17,791.6682
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.651846           7.547252        1,325,361.5424
01/01/2009 to 12/31/2009          7.547252           9.817814        1,264,831.8700
01/01/2010 to 12/31/2010          9.817814          11.217138        1,229,091.3805
01/01/2011 to 12/31/2011         11.217138          10.365536        1,142,155.2539
01/01/2012 to 12/31/2012         10.365536          11.866095          985,923.7131
01/01/2013 to 12/31/2013         11.866095          15.070772          869,196.0086
01/01/2014 to 12/31/2014         15.070772          15.531808          818,933.3071
01/01/2015 to 12/31/2015         15.531808          14.925950          769,450.6622
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997863           9.348718          369,170.2318
01/01/2012 to 12/31/2012          9.348718          10.368971          674,571.1454
01/01/2013 to 12/31/2013         10.368971          11.629162        1,326,031.4829
01/01/2014 to 12/31/2014         11.629162          12.504948        1,314,361.2846
01/01/2015 to 12/31/2015         12.504948          11.762166        1,346,303.2308
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181           28,870.3124
01/01/2014 to 12/31/2014         11.218181          12.020401           84,752.9090
01/01/2015 to 12/31/2015         12.020401          11.645409          167,568.1626
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         11.750722          11.605429          560,127.9276
01/01/2009 to 12/31/2009         11.605429          14.391738          545,261.8900
01/01/2010 to 12/31/2010         14.391738          16.922341          551,658.1001
01/01/2011 to 12/31/2011         16.922341          15.105017          537,279.5396
01/01/2012 to 12/31/2012         15.105017          17.476104          480,929.8652
01/01/2013 to 12/31/2013         17.476104          22.699826          443,866.1094
01/01/2014 to 12/31/2014         22.699826          22.643308          397,261.6627
01/01/2015 to 12/31/2015         22.643308          21.004968          362,818.3169
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          6.190466           6.098843          207,424.5227
01/01/2009 to 12/31/2009          6.098843          10.104896          279,051.0700
01/01/2010 to 12/31/2010         10.104896          12.254278          498,551.0357
01/01/2011 to 12/31/2011         12.254278           9.770137          504,752.3100
01/01/2012 to 12/31/2012          9.770137          11.390879          443,949.9713
01/01/2013 to 12/31/2013         11.390879          10.614449          429,036.5717
01/01/2014 to 12/31/2014         10.614449           9.730617          439,643.8098
01/01/2015 to 12/31/2015          9.730617           8.224494          437,431.9344
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          9.571108           9.757497          656,589.4780
01/01/2009 to 12/31/2009          9.757497          12.589633          665,355.4200
01/01/2010 to 12/31/2010         12.589633          13.754786          619,188.1863
01/01/2011 to 12/31/2011         13.754786          12.044296          612,198.6971
01/01/2012 to 12/31/2012         12.044296          13.783845          551,210.7799
01/01/2013 to 12/31/2013         13.783845          16.120882          486,790.1753
01/01/2014 to 12/31/2014         16.120882          14.710824          448,147.1069
01/01/2015 to 12/31/2015         14.710824          14.170798          432,293.3192
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663                0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324          387,797.0201
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.813033          10.794618          953,619.1946
01/01/2009 to 12/31/2009         10.794618          12.496906        1,041,955.2900
01/01/2010 to 12/31/2010         12.496906          13.206793        1,129,970.7117
01/01/2011 to 12/31/2011         13.206793          14.395490        1,210,604.2463
01/01/2012 to 12/31/2012         14.395490          15.405124        1,118,986.0246
01/01/2013 to 12/31/2013         15.405124          13.706335        1,055,891.9905
01/01/2014 to 12/31/2014         13.706335          13.830534          963,207.8928
01/01/2015 to 12/31/2015         13.830534          13.141594          878,686.2213
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         12.506304          12.648587          939,052.9621
01/01/2009 to 12/31/2009         12.648587          14.640758        1,483,864.8500
01/01/2010 to 12/31/2010         14.640758          15.531222        2,149,754.7395
01/01/2011 to 12/31/2011         15.531222          15.714895        2,295,007.1846
01/01/2012 to 12/31/2012         15.714895          16.838529        2,285,932.5719
01/01/2013 to 12/31/2013         16.838529          16.197052        2,145,523.2305
01/01/2014 to 12/31/2014         16.197052          16.550123        1,654,825.5646
01/01/2015 to 12/31/2015         16.550123          16.231332        1,547,820.1743
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.319591          15.048694            3,065.5300
01/01/2010 to 12/31/2010         15.048694          17.109420            5,263.8678
01/01/2011 to 12/31/2011         17.109420          15.962150           14,285.5477
01/01/2012 to 12/31/2012         15.962150          17.276625           16,000.9901
01/01/2013 to 12/31/2013         17.276625          22.485788           13,422.0703
01/01/2014 to 12/31/2014         22.485788          24.462156           14,842.3848
01/01/2015 to 12/31/2015         24.462156          23.929621           14,436.7608
--------------------------       ---------          ---------           -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.702120          12.246981           60,718.3372
01/01/2011 to 12/31/2011         12.246981          12.426349           78,624.3081
01/01/2012 to 12/31/2012         12.426349          13.580985          108,026.6966
01/01/2013 to 12/31/2013         13.580985          13.506630          121,797.2252
01/01/2014 to 12/31/2014         13.506630          13.834275          147,446.5074
01/01/2015 to 12/31/2015         13.834275          13.369388          157,003.6528
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.997863          10.715679           36,268.3541
01/01/2012 to 12/31/2012         10.715679          10.838586          249,162.6096
01/01/2013 to 12/31/2013         10.838586          10.148878          113,370.3208
01/01/2014 to 12/31/2014         10.148878          10.705006          133,350.1990
01/01/2015 to 12/31/2015         10.705006          10.543429          117,770.7412
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214562          10.711818            9,508.0192
01/01/2014 to 12/31/2014         10.711818          11.412702           27,786.4919
01/01/2015 to 12/31/2015         11.412702          11.052241          153,664.0305
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118          715,130.5976
01/01/2013 to 12/31/2013          1.064118           1.149085        1,881,624.4447
01/01/2014 to 12/31/2014          1.149085           1.214108        1,726,281.2753
01/01/2015 to 12/31/2015          1.214108           1.180194        2,101,205.3643
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.262436           8.419070                0.0000
01/01/2009 to 12/31/2009          8.419070          10.311303          461,845.2100
01/01/2010 to 12/31/2010         10.311303          11.349916        1,626,318.4033
01/01/2011 to 12/31/2011         11.349916          11.249304        1,638,674.4971
01/01/2012 to 12/31/2012         11.249304          12.447953        1,793,104.8400
01/01/2013 to 12/31/2013         12.447953          13.786215        1,751,980.8225
01/01/2014 to 12/31/2014         13.786215          14.305752        1,565,218.6194
01/01/2015 to 12/31/2015         14.305752          13.754045        1,444,706.6398
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.650252           7.718586          1,732.2504
01/01/2009 to 12/31/2009          7.718586           9.772201        648,280.6700
01/01/2010 to 12/31/2010          9.772201          10.940057        824,621.1318
01/01/2011 to 12/31/2011         10.940057          10.500781        797,701.8665
01/01/2012 to 12/31/2012         10.500781          11.844879        784,580.2073
01/01/2013 to 12/31/2013         11.844879          13.715502        793,352.0073
01/01/2014 to 12/31/2014         13.715502          14.174143        705,988.2684
01/01/2015 to 12/31/2015         14.174143          13.579155        585,371.0785
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         35.107030          34.883018        257,505.5650
01/01/2009 to 12/31/2009         34.883018          40.501421        241,971.2300
01/01/2010 to 12/31/2010         40.501421          46.479634        226,799.8200
01/01/2011 to 12/31/2011         46.479634          43.755758        209,631.0324
01/01/2012 to 12/31/2012         43.755758          50.620493        187,902.6054
01/01/2013 to 12/31/2013         50.620493          66.410645        171,373.2829
01/01/2014 to 12/31/2014         66.410645          73.777620        163,311.4205
01/01/2015 to 12/31/2015         73.777620          69.758250        136,919.8034
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          5.448646           5.562399        799,444.7377
01/01/2009 to 12/31/2009          5.562399           7.935494        869,196.4400
01/01/2010 to 12/31/2010          7.935494           9.936782        863,881.2115
01/01/2011 to 12/31/2011          9.936782           9.584698        895,748.8130
01/01/2012 to 12/31/2012          9.584698          10.684677        788,949.6902
01/01/2013 to 12/31/2013         10.684677          14.311326        759,322.5495
01/01/2014 to 12/31/2014         14.311326          15.827880        724,768.8484
01/01/2015 to 12/31/2015         15.827880          16.558109        668,441.7231
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019        380,194.0141
01/01/2014 to 12/31/2014          9.738019           9.230659        366,737.0107
01/01/2015 to 12/31/2015          9.230659           8.855935        324,346.4706
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
11/10/2008 to 12/31/2008          5.955749           6.032009         73,111.7434
01/01/2009 to 12/31/2009          6.032009           8.433038        206,429.6600
01/01/2010 to 12/31/2010          8.433038           8.840352        398,323.4019
01/01/2011 to 12/31/2011          8.840352           7.431387        459,960.0083
01/01/2012 to 12/31/2012          7.431387           8.558211        407,372.2121
01/01/2013 to 04/26/2013          8.558211           8.860558              0.0000
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.608838          14.035364           11,671.9500
01/01/2010 to 12/31/2010         14.035364          14.542133           61,682.5582
01/01/2011 to 12/31/2011         14.542133          15.281843           84,181.8830
01/01/2012 to 12/31/2012         15.281843          15.522125           93,770.4087
01/01/2013 to 12/31/2013         15.522125          14.831089           99,841.7588
01/01/2014 to 12/31/2014         14.831089          15.338804          140,927.3866
01/01/2015 to 12/31/2015         15.338804          15.034112          132,510.8942
--------------------------       ---------          ---------          ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.404761          10.403231        2,408,618.9263
01/01/2009 to 12/31/2009         10.403231          10.228161        1,778,524.6800
01/01/2010 to 12/31/2010         10.228161          10.030636        1,380,179.2006
01/01/2011 to 12/31/2011         10.030636           9.837451        1,873,563.1243
01/01/2012 to 12/31/2012          9.837451           9.646441        2,121,212.5334
01/01/2013 to 12/31/2013          9.646441           9.460150        1,479,539.3886
01/01/2014 to 12/31/2014          9.460150           9.277457        1,230,376.9862
01/01/2015 to 12/31/2015          9.277457           9.098292        1,235,575.2766
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539          16.978719          126,621.4106
01/01/2014 to 12/31/2014         16.978719          18.461769          117,413.6164
01/01/2015 to 12/31/2015         18.461769          18.576735           89,886.8215
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
11/10/2008 to 12/31/2008          7.959026           7.765426          156,063.0113
01/01/2009 to 12/31/2009          7.765426          11.207329          153,829.8300
01/01/2010 to 12/31/2010         11.207329          13.976597          149,475.6678
01/01/2011 to 12/31/2011         13.976597          12.683903          155,423.7876
01/01/2012 to 12/31/2012         12.683903          13.186379          140,043.4880
01/01/2013 to 04/26/2013         13.186379          14.203849                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.011336           7.857833          464,548.2833
01/01/2009 to 12/31/2009          7.857833          10.754899          606,263.3700
01/01/2010 to 12/31/2010         10.754899          11.740621          661,059.1769
01/01/2011 to 12/31/2011         11.740621          11.539887          616,038.6958
01/01/2012 to 12/31/2012         11.539887          13.076365          945,535.0134
01/01/2013 to 12/31/2013         13.076365          17.534432          863,679.6468
01/01/2014 to 12/31/2014         17.534432          18.699312          693,492.4034
01/01/2015 to 12/31/2015         18.699312          20.270982          615,548.1641
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          5.826621           5.692132           95,490.8670
01/01/2009 to 12/31/2009          5.692132           6.880133           95,769.4700
01/01/2010 to 12/31/2010          6.880133           7.785384           72,092.9203
01/01/2011 to 12/31/2011          7.785384           7.342156           75,358.1675
01/01/2012 to 12/31/2012          7.342156           8.112065           71,574.0383
01/01/2013 to 04/26/2013          8.112065           8.702527                0.0000
--------------------------        --------           --------           -----------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.576272           8.439282          520,905.9817
01/01/2009 to 12/31/2009          8.439282          11.685978          494,122.7500
01/01/2010 to 12/31/2010         11.685978          13.152006          481,731.7165
01/01/2011 to 12/31/2011         13.152006          13.735717          437,755.0056
01/01/2012 to 12/31/2012         13.735717          15.029032          411,874.6476
01/01/2013 to 12/31/2013         15.029032          20.119975          377,386.5856
01/01/2014 to 12/31/2014         20.119975          20.061686          333,160.6496
01/01/2015 to 12/31/2015         20.061686          17.772703          294,691.1613
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064089          10.126445            5,288.1194
01/01/2009 to 12/31/2009         10.126445          14.173037           48,950.7700
01/01/2010 to 12/31/2010         14.173037          17.039399           64,061.2893
01/01/2011 to 12/31/2011         17.039399          13.994917          102,077.9934
01/01/2012 to 12/31/2012         13.994917          16.180386           80,129.1659
01/01/2013 to 12/31/2013         16.180386          20.247946           79,438.8824
01/01/2014 to 12/31/2014         20.247946          18.527540           76,050.6664
01/01/2015 to 12/31/2015         18.527540          19.215428           65,683.3265
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.335259          13.548918            2,708.4104
01/01/2015 to 12/31/2015         13.548918          13.209458          101,202.1136
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.654448          13.984391        9,839,339.8676
01/01/2015 to 12/31/2015         13.984391          13.567117        8,687,239.5344
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.926873           8.912878        4,112,216.7747
01/01/2009 to 12/31/2009          8.912878          10.743120        4,398,317.5600
01/01/2010 to 12/31/2010         10.743120          11.684387        5,419,629.1560
01/01/2011 to 12/31/2011         11.684387          11.662678        5,926,220.4697
01/01/2012 to 12/31/2012         11.662678          12.684198        5,678,239.2719
01/01/2013 to 12/31/2013         12.684198          13.568692        4,283,688.3075
01/01/2014 to 04/25/2014         13.568692          13.656637                0.0000
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.662810           8.618348         7,042,279.5437
01/01/2009 to 12/31/2009          8.618348          10.656747         7,395,306.8800
01/01/2010 to 12/31/2010         10.656747          11.746928         7,246,171.0992
01/01/2011 to 12/31/2011         11.746928          11.507100         7,183,513.1276
01/01/2012 to 12/31/2012         11.507100          12.682311         6,707,074.9680
01/01/2013 to 12/31/2013         12.682311          14.206742         6,422,839.0860
01/01/2014 to 04/25/2014         14.206742          14.244938                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.539238          15.003394        12,879,076.6502
01/01/2015 to 12/31/2015         15.003394          14.527095        12,123,051.5317
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.282518           8.226006        19,670,136.9213
01/01/2009 to 12/31/2009          8.226006          10.353072        17,813,180.5700
01/01/2010 to 12/31/2010         10.353072          11.532610        17,558,696.2502
01/01/2011 to 12/31/2011         11.532610          11.117766        16,722,597.8314
01/01/2012 to 12/31/2012         11.117766          12.420769        15,354,362.3968
01/01/2013 to 12/31/2013         12.420769          14.546353        13,938,617.2351
01/01/2014 to 04/25/2014         14.546353          14.541568                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.987667          15.555374        17,241,505.9160
01/01/2015 to 12/31/2015         15.555374          14.996203        16,055,806.4982
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.992396           7.903906        24,382,674.9310
01/01/2009 to 12/31/2009          7.903906          10.084271        22,947,136.9500
01/01/2010 to 12/31/2010         10.084271          11.421522        21,480,693.1120
01/01/2011 to 12/31/2011         11.421522          10.767511        20,238,702.9542
01/01/2012 to 12/31/2012         10.767511          12.218361        18,463,229.0297
01/01/2013 to 12/31/2013         12.218361          15.087673        18,089,146.0577
01/01/2014 to 04/25/2014         15.087673          15.000680                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.063895           7.007020           543,919.6732
01/01/2009 to 12/31/2009          7.007020           8.833697           920,501.6200
01/01/2010 to 12/31/2010          8.833697           9.533474           968,471.5035
01/01/2011 to 12/31/2011          9.533474           9.185137         1,006,244.3855
01/01/2012 to 12/31/2012          9.185137          10.459139           848,866.0659
01/01/2013 to 04/26/2013         10.459139          11.240161                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.554900          13.108887            5,084.5400
01/01/2010 to 12/31/2010         13.108887          16.187965           23,161.8946
01/01/2011 to 12/31/2011         16.187965          15.520424           38,543.1033
01/01/2012 to 12/31/2012         15.520424          17.847034           40,594.3668
01/01/2013 to 12/31/2013         17.847034          23.235109           48,770.4602
01/01/2014 to 12/31/2014         23.235109          24.885561           62,308.9942
01/01/2015 to 12/31/2015         24.885561          23.751528           64,651.3399
--------------------------       ---------          ---------           -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.307569           8.178048          464,909.9383
01/01/2009 to 12/31/2009          8.178048          10.098983          510,154.3100
01/01/2010 to 12/31/2010         10.098983          11.339221          541,883.2528
01/01/2011 to 12/31/2011         11.339221          11.302549          520,759.4373
01/01/2012 to 12/31/2012         11.302549          12.793188          499,981.3681
01/01/2013 to 12/31/2013         12.793188          16.523216          488,528.5151
01/01/2014 to 12/31/2014         16.523216          18.326695          520,691.9284
01/01/2015 to 12/31/2015         18.326695          18.136929          408,433.6284
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447          559,724.3349
01/01/2014 to 12/31/2014         20.280447          21.989471          397,625.5633
01/01/2015 to 12/31/2015         21.989471          21.486214          263,791.5656
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
11/10/2008 to 12/31/2008          6.747260           6.575143           27,813.3408
01/01/2009 to 12/31/2009          6.575143           8.052755          955,074.8000
01/01/2010 to 12/31/2010          8.052755           8.767870        1,116,214.9137
01/01/2011 to 12/31/2011          8.767870           8.551865        1,160,376.4266
01/01/2012 to 12/31/2012          8.551865           9.552891        1,024,233.5245
01/01/2013 to 04/26/2013          9.552891          10.446064                0.0000
--------------------------       ---------          ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.710683          11.184363            4,230.8000
01/01/2010 to 12/31/2010         11.184363          11.820151           41,770.6286
01/01/2011 to 12/31/2011         11.820151          10.125498           48,280.0468
01/01/2012 to 12/31/2012         10.125498          11.710239           47,606.7732
01/01/2013 to 12/31/2013         11.710239          13.946021           53,054.1076
01/01/2014 to 12/31/2014         13.946021          12.810855           69,518.5456
01/01/2015 to 12/31/2015         12.810855          12.398742           75,679.4832
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979          165,801.8495
01/01/2014 to 12/31/2014         23.271979          22.753952          172,755.9547
01/01/2015 to 12/31/2015         22.753952          22.399330          155,478.6363
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
11/10/2008 to 12/31/2008          9.287766           9.169250        252,029.3262
01/01/2009 to 12/31/2009          9.169250          12.297858        249,227.7500
01/01/2010 to 12/31/2010         12.297858          14.817473        247,395.5172
01/01/2011 to 12/31/2011         14.817473          13.765157        257,269.5371
01/01/2012 to 12/31/2012         13.765157          14.211408        237,844.2836
01/01/2013 to 04/26/2013         14.211408          15.382164              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.797769          13.242265          9,134.4000
01/01/2010 to 12/31/2010         13.242265          16.434193         27,741.0131
01/01/2011 to 12/31/2011         16.434193          15.419887         42,290.0866
01/01/2012 to 12/31/2012         15.419887          17.531671         37,828.4839
01/01/2013 to 12/31/2013         17.531671          23.747538         53,487.8694
01/01/2014 to 12/31/2014         23.747538          24.390502         59,451.9536
01/01/2015 to 12/31/2015         24.390502          22.834348         59,458.7689
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769        276,940.1258
01/01/2014 to 12/31/2014          8.414769           8.980610        339,326.8364
01/01/2015 to 12/31/2015          8.980610           9.733056        458,749.6960
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          3.471026           3.361013        280,986.0696
01/01/2009 to 12/31/2009          3.361013           5.240020        306,202.5400
01/01/2010 to 12/31/2010          5.240020           6.561892        379,518.1706
01/01/2011 to 12/31/2011          6.561892           5.798617        407,786.9118
01/01/2012 to 12/31/2012          5.798617           6.375121        319,676.8401
01/01/2013 to 04/26/2013          6.375121           6.654953              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.594916          14.692216         10,791.9700
01/01/2010 to 12/31/2010         14.692216          18.590756         45,029.1746
01/01/2011 to 12/31/2011         18.590756          15.192146         66,648.8173
01/01/2012 to 12/31/2012         15.192146          15.281305         73,156.4439
01/01/2013 to 12/31/2013         15.281305          16.597945         65,769.9466
01/01/2014 to 12/31/2014         16.597945          13.213211         65,949.5536
01/01/2015 to 12/31/2015         13.213211           8.713017         70,369.4598
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         14.905525          15.055223         63,960.9033
01/01/2009 to 12/31/2009         15.055223          15.366947        161,865.9900
01/01/2010 to 12/31/2010         15.366947          15.897958        203,766.2323
01/01/2011 to 12/31/2011         15.897958          16.412787        160,916.6832
01/01/2012 to 12/31/2012         16.412787          16.584684        144,073.2015
01/01/2013 to 12/31/2013         16.584684          16.117171        117,851.8826
01/01/2014 to 12/31/2014         16.117171          16.209000         97,919.8265
01/01/2015 to 12/31/2015         16.209000          15.944786         96,739.8048
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
11/10/2008 to 12/31/2008          8.909786           8.602823       1,192,591.0843
01/01/2009 to 12/31/2009          8.602823          11.121899       1,227,941.7700
01/01/2010 to 12/31/2010         11.121899          12.196133       1,294,700.0593
01/01/2011 to 12/31/2011         12.196133          11.461201       1,226,104.7499
01/01/2012 to 12/31/2012         11.461201          12.666252       1,100,194.1416
01/01/2013 to 12/31/2013         12.666252          16.586560         970,277.2572
01/01/2014 to 12/31/2014         16.586560          17.965521         835,081.2406
01/01/2015 to 12/31/2015         17.965521          18.017925         724,407.7815

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                                                                 AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............  $        48,208,209   $       146,512,028   $       300,649,454   $       113,155,397
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                     1
                                            -------------------   -------------------   -------------------   -------------------
       Total Assets.......................           48,208,209           146,512,028           300,649,454           113,155,398
                                            -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                   --                    42                    96                   132
   Due to MetLife Insurance
     Company USA..........................                   --                     1                    --                    --
                                            -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   --                    43                    96                   132
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS................................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,208,209   $       146,499,524   $       300,581,904   $       113,148,913
   Net assets from contracts in payout....                   --                12,461                67,454                 6,353
                                            -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................  $        48,208,209   $       146,511,985   $       300,649,358   $       113,155,266
                                            ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                            AMERICAN FUNDS        AMERICAN FUNDS      BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       754,095,343  $       358,450,682  $          1,566,939  $        12,496,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          754,095,343          358,450,682             1,566,939           12,496,599
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   89                  103                    68                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   89                  103                    68                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       754,068,033  $       358,393,484  $          1,566,871  $        12,496,599
   Net assets from contracts in payout..               27,221               57,095                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       754,095,254  $       358,450,579  $          1,566,871  $        12,496,599
                                          ===================  ===================  ====================  ===================

                                             FEDERATED HIGH          FEDERATED          FIDELITY VIP          FIDELITY VIP
                                               INCOME BOND            KAUFMAN           ASSET MANAGER          CONTRAFUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $             25,033  $            47,964  $        76,132,131  $       581,923,333
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................                25,033               47,964           76,132,131          581,923,334
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     3                    6                    8                  103
   Due to MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     3                    6                    9                  103
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             25,030  $            47,958  $        76,132,122  $       581,922,752
   Net assets from contracts in payout..                    --                   --                   --                  479
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $             25,030  $            47,958  $        76,132,122  $       581,923,231
                                          ====================  ===================  ===================  ===================

                                              FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME      FUNDSMANAGER 50%
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          4,959,137  $     4,406,702,676
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             4,959,137        4,406,702,676
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   --
   Due to MetLife Insurance
     Company USA........................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    --                    1
                                          --------------------  -------------------

NET ASSETS..............................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,959,137  $     4,406,702,675
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $          4,959,137  $     4,406,702,675
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                  FIDELITY VIP
                                             FIDELITY VIP          GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                           FUNDSMANAGER 60%       MONEY MARKET             GROWTH              INDEX 500
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,688,709,450  $        49,654,026  $       160,925,926  $        62,224,187
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................        3,688,709,450           49,654,026          160,925,927           62,224,187
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   13                    8                    9
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   13                    8                   10
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $     3,688,709,449  $        49,654,013  $       160,925,919  $        62,224,177
                                          ===================  ===================  ===================  ===================


                                              FIDELITY VIP         FIDELITY VIP        FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS            INCOME VIP        MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       401,284,609  $         4,615,792  $        253,302,187  $       128,211,530
   Due from MetLife Insurance
     Company USA........................                    1                   --                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          401,284,610            4,615,792           253,302,190          128,211,530
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   23                   --                    74                   43
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   23                   --                    74                   43
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       401,272,662  $         4,615,792  $        253,278,031  $       128,203,216
   Net assets from contracts in payout..               11,925                   --                24,085                8,271
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       401,284,587  $         4,615,792  $        253,302,116  $       128,211,487
                                          ===================  ===================  ====================  ===================


                                            FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                          SMALL CAP VALUE VIP       FOREIGN VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       110,998,653  $        66,002,394
   Due from MetLife Insurance
     Company USA........................                   --                    3
                                          -------------------  -------------------
       Total Assets.....................          110,998,653           66,002,397
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   92
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   17                   92
                                          -------------------  -------------------

NET ASSETS..............................  $       110,998,636  $        66,002,305
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       110,998,314  $        65,993,831
   Net assets from contracts in payout..                  322                8,474
                                          -------------------  -------------------
       Total Net Assets.................  $       110,998,636  $        66,002,305
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                            FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        222,633,735  $            14,947  $            171,373  $        619,311,871
   Due from MetLife Insurance
     Company USA........................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           222,633,736               14,947               171,373           619,311,871
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    1                     7                    30
   Due to MetLife Insurance
     Company USA........................                    --                   10                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    21                   11                     7                    31
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        222,619,444  $            14,936  $            171,366  $        619,292,019
   Net assets from contracts in payout..                14,271                   --                    --                19,821
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        222,633,715  $            14,936  $            171,366  $        619,311,840
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                             INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             6,508  $        256,390,790  $            317,724  $       300,878,704
   Due from MetLife Insurance
     Company USA........................                    2                    --                    --                    2
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................                6,510           256,390,790               317,724          300,878,706
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    10                    24                  172
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    1                    10                    24                  172
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             6,509  $        256,382,750  $            317,700  $       300,867,804
   Net assets from contracts in payout..                   --                 8,030                    --               10,730
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             6,509  $        256,390,780  $            317,700  $       300,878,534
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       400,323,074   $        186,422,385
   Due from MetLife Insurance
     Company USA........................                   --                      1
                                          --------------------  --------------------
        Total Assets....................          400,323,074            186,422,386
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                     71
   Due to MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Liabilities...............                   67                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       400,323,007   $        186,422,315
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,322,222   $        186,415,890
   Net assets from contracts in payout..                  785                  6,425
                                          --------------------  --------------------
        Total Net Assets................  $       400,323,007   $        186,422,315
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $        3,887,928   $         7,518,434    $       101,596,012  $       10,193,791
   Due from MetLife Insurance
     Company USA..........................                   --                     1                      3                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Assets.......................            3,887,928             7,518,435            101,596,015          10,193,791
                                            --------------------  --------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   70                   114                     98                  30
   Due to MetLife Insurance
     Company USA..........................                   --                    --                     --                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Liabilities..................                   70                   114                     98                  30
                                            --------------------  --------------------  --------------------  ------------------

NET ASSETS................................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        3,879,773   $         7,518,321    $       101,592,751  $       10,193,761
   Net assets from contracts in payout....                8,085                    --                  3,166                  --
                                            --------------------  --------------------  --------------------  ------------------
       Total Net Assets...................   $        3,887,858   $         7,518,321    $       101,595,917  $       10,193,761
                                            ====================  ====================  ====================  ==================

                                                 LMPVET QS            LMPVET QS           LMPVET QS          LMPVIT WESTERN
                                            LEGG MASON VARIABLE      LEGG MASON      LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH     MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,239,804  $       83,641,368  $         1,277,452   $        86,641,574
   Due from MetLife Insurance
     Company USA..........................                    1                  --                   --                    --
                                            -------------------  ------------------  -------------------  ---------------------
       Total Assets.......................           38,239,805          83,641,368            1,277,452            86,641,574
                                            -------------------  ------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   31                  53                   44                    90
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                     1
                                            -------------------  ------------------  -------------------  ---------------------
       Total Liabilities..................                   31                  53                   44                    91
                                            -------------------  ------------------  -------------------  ---------------------

NET ASSETS................................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,239,774  $       83,641,315  $         1,277,408   $        86,639,012
   Net assets from contracts in payout....                   --                  --                   --                 2,471
                                            -------------------  ------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,239,774  $       83,641,315  $         1,277,408   $        86,641,483
                                            ===================  ==================  ===================  =====================


                                                  MFS VIT              MFS VIT
                                              INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            8,882  $            39,291
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................               8,882               39,291
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   7                    3
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                   7                    3
                                            ------------------  -------------------

NET ASSETS................................  $            8,875  $            39,288
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            8,875  $            39,288
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $            8,875  $            39,288
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                              MIST
                                                                                         ALLIANZ GLOBAL        MIST AMERICAN
                                                                    MIST AB GLOBAL      INVESTORS DYNAMIC     FUNDS BALANCED
                                              MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            26,213  $     3,205,372,049  $        60,867,188  $     3,117,922,691
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               26,213        3,205,372,050           60,867,188        3,117,922,691
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    2                  153                  126                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    2                  153                  126                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            26,211  $     3,205,242,779  $        60,867,062  $     3,117,607,108
   Net assets from contracts in payout....                   --              129,118                   --              315,475
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            26,211  $     3,205,371,897  $        60,867,062  $     3,117,922,583
                                            ===================  ===================  ===================  ===================


                                               MIST AMERICAN                             MIST AMERICAN           MIST AQR
                                               FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                                ALLOCATION          FUNDS GROWTH          ALLOCATION             BALANCED
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,740,439,326  $       640,713,195  $     1,567,578,966  $     2,431,541,762
   Due from MetLife Insurance
     Company USA..........................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        1,740,439,327          640,713,196        1,567,578,966        2,431,541,762
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  111                   98                  103                   83
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  111                   98                  103                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,739,985,940  $       640,675,538  $     1,566,643,334  $     2,431,168,043
   Net assets from contracts in payout....              453,276               37,560              935,529              373,636
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     1,740,439,216  $       640,713,098  $     1,567,578,863  $     2,431,541,679
                                            ===================  ===================  ===================  ===================


                                               MIST BLACKROCK
                                               GLOBAL TACTICAL      MIST BLACKROCK
                                                 STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,128,182,640  $       210,920,562
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................        5,128,182,641          210,920,562
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  133                  160
   Due to MetLife Insurance
     Company USA..........................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                  133                  161
                                            -------------------  -------------------

NET ASSETS................................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,128,023,410  $       210,917,009
   Net assets from contracts in payout....              159,098                3,392
                                            -------------------  -------------------
       Total Net Assets...................  $     5,128,182,508  $       210,920,401
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                             MIST                 MIST
                                               MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                            GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       288,549,759  $       513,586,309  $       139,196,441  $       595,542,947
   Due from MetLife Insurance
     Company USA..........................                    2                    2                    2                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          288,549,761          513,586,311          139,196,443          595,542,949
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  166                  202                  130                  131
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  166                  202                  130                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       288,524,994  $       513,499,690  $       139,141,096  $       595,373,816
   Net assets from contracts in payout....               24,601               86,419               55,217              169,002
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       288,549,595  $       513,586,109  $       139,196,313  $       595,542,818
                                            ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK       MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                 ALLOCATION           COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       777,069,853  $       699,284,779  $       244,282,026  $       291,888,137
   Due from MetLife Insurance
     Company USA..........................                   --                    1                    2                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          777,069,853          699,284,780          244,282,028          291,888,140
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  139                  143                  178                  215
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  139                  143                  178                  215
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       777,048,597  $       699,159,264  $       244,250,313  $       291,820,993
   Net assets from contracts in payout....               21,117              125,373               31,537               66,932
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       777,069,714  $       699,284,637  $       244,281,850  $       291,887,925
                                            ===================  ===================  ===================  ===================

                                                                    MIST JPMORGAN
                                               MIST JPMORGAN        GLOBAL ACTIVE
                                                 CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      340,682,934  $     1,000,785,340
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         340,682,934        1,000,785,340
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 146                  140
   Due to MetLife Insurance
     Company USA..........................                   1                   --
                                            ------------------  -------------------
       Total Liabilities..................                 147                  140
                                            ------------------  -------------------

NET ASSETS................................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      340,677,939  $     1,000,775,398
   Net assets from contracts in payout....               4,848                9,802
                                            ------------------  -------------------
       Total Net Assets...................  $      340,682,787  $     1,000,785,200
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                                                   MIST
                                               MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT        MET/ARTISAN
                                              SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        23,134,114  $       161,399,326  $       199,682,222  $           121,180
   Due from MetLife Insurance
     Company USA..........................                    5                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           23,134,119          161,399,327          199,682,222              121,180
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  241                  116                  164                   21
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  241                  116                  165                   21
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        23,133,878  $       161,384,592  $       199,499,597  $           121,159
   Net assets from contracts in payout....                   --               14,619              182,460                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        23,133,878  $       161,399,211  $       199,682,057  $           121,159
                                            ===================  ===================  ===================  ===================

                                                   MIST           MIST MET/FRANKLIN
                                              MET/EATON VANCE       LOW DURATION       MIST MET/TEMPLETON      MIST METLIFE
                                               FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        64,029,057  $       157,983,225  $        42,349,354  $       575,818,134
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           64,029,057          157,983,225           42,349,354          575,818,136
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  139                  130                   82                   88
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  139                  131                   83                   88
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,028,918  $       157,983,094  $        42,349,271  $       575,772,497
   Net assets from contracts in payout....                   --                   --                   --               45,551
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        64,028,918  $       157,983,094  $        42,349,271  $       575,818,048
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX
                                                BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $     6,663,424,092  $        633,831,412
   Due from MetLife Insurance
     Company USA..........................                   --                     1
                                            -------------------  --------------------
       Total Assets.......................        6,663,424,092           633,831,413
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   90                    72
   Due to MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Liabilities..................                   90                    72
                                            -------------------  --------------------

NET ASSETS................................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     6,663,229,465  $        633,827,304
   Net assets from contracts in payout....              194,537                 4,037
                                            -------------------  --------------------
       Total Net Assets...................  $     6,663,424,002  $        633,831,341
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                            MIST                 MIST
                                               MIST METLIFE       MIST MFS EMERGING     MFS RESEARCH        MORGAN STANLEY
                                              SMALL CAP VALUE      MARKETS EQUITY       INTERNATIONAL       MID CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      236,288,146  $       365,167,355  $       271,985,892  $      220,460,557
   Due from MetLife Insurance
     Company USA..........................                   1                    2                    3                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         236,288,147          365,167,357          271,985,895         220,460,558
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 161                  159                  137                 146
   Due to MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 161                  159                  137                 146
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      236,129,812  $       365,115,077  $       271,866,935  $      220,423,514
   Net assets from contracts in payout....             158,174               52,121              118,823              36,898
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      236,287,986  $       365,167,198  $       271,985,758  $      220,460,412
                                            ==================  ===================  ===================  ==================

                                                                        MIST                MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL     PIMCO INFLATION           MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND     PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        65,266,607  $       21,123,900  $       634,902,941  $     1,561,823,708
   Due from MetLife Insurance
     Company USA..........................                    4                  71                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           65,266,611          21,123,971          634,902,941        1,561,823,708
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  123                 201                  182                  147
   Due to MetLife Insurance
     Company USA..........................                   --                  --                    2                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  123                 201                  184                  147
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        65,266,488  $       21,119,485  $       634,789,696  $     1,561,538,135
   Net assets from contracts in payout....                   --               4,285              113,061              285,426
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        65,266,488  $       21,123,770  $       634,902,757  $     1,561,823,561
                                            ===================  ==================  ===================  ===================


                                                   MIST             MIST PIONEER
                                               PIONEER FUND       STRATEGIC INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      285,738,475  $       884,892,188
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  -------------------
       Total Assets.......................         285,738,477          884,892,188
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 267                  192
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  -------------------
       Total Liabilities..................                 267                  194
                                            ------------------  -------------------

NET ASSETS................................  $      285,738,210  $       884,891,994
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      285,731,618  $       884,866,907
   Net assets from contracts in payout....               6,592               25,087
                                            ------------------  -------------------
       Total Net Assets...................  $      285,738,210  $       884,891,994
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                               MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      651,039,878  $       351,642,980  $       562,872,734  $    1,349,807,563
   Due from MetLife Insurance
     Company USA..........................                  --                    1                    1                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         651,039,878          351,642,981          562,872,735       1,349,807,563
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 184                  111                  133                 113
   Due to MetLife Insurance
     Company USA..........................                   1                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 185                  111                  133                 113
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      650,932,771  $       351,642,870  $       562,851,901  $    1,349,599,991
   Net assets from contracts in payout....             106,922                   --               20,701             207,459
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      651,039,693  $       351,642,870  $       562,872,602  $    1,349,807,450
                                            ==================  ===================  ===================  ==================

                                                 MIST SSGA       MIST T. ROWE PRICE  MIST T. ROWE PRICE        MIST TCW
                                                GROWTH ETF         LARGE CAP VALUE     MID CAP GROWTH      CORE FIXED INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       467,274,157  $      715,850,894  $       485,654,229  $            73,198
   Due from MetLife Insurance
     Company USA..........................                    1                  37                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          467,274,158         715,850,931          485,654,229               73,198
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  100                 193                   62                   29
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  100                 193                   62                   29
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       466,966,346  $      715,517,596  $       485,547,027  $            73,169
   Net assets from contracts in payout....              307,712             333,142              107,140                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       467,274,058  $      715,850,738  $       485,654,167  $            73,169
                                            ===================  ==================  ===================  ===================

                                                 MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  --------------------
ASSETS:
   Investments at fair value..............  $       15,617,152  $       233,411,595
   Due from MetLife Insurance
     Company USA..........................                   2                   --
                                            ------------------  --------------------
       Total Assets.......................          15,617,154          233,411,595
                                            ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                 171                   77
   Due to MetLife Insurance
     Company USA..........................                  --                    2
                                            ------------------  --------------------
       Total Liabilities..................                 171                   79
                                            ------------------  --------------------

NET ASSETS................................  $       15,616,983  $       233,411,516
                                            ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       15,616,983  $       233,406,598
   Net assets from contracts in payout....                  --                4,918
                                            ------------------  --------------------
       Total Net Assets...................  $       15,616,983  $       233,411,516
                                            ==================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  ------------------
ASSETS:
   Investments at fair value..............   $      245,107,792   $        69,045,516   $        14,301,378  $        4,149,069
   Due from MetLife Insurance
     Company USA..........................                   --                    --                     3                   1
                                            --------------------  -------------------  --------------------  ------------------
       Total Assets.......................          245,107,792            69,045,516            14,301,381           4,149,070
                                            --------------------  -------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  146                   172                   239                  62
   Due to MetLife Insurance
     Company USA..........................                    1                    --                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Liabilities..................                  147                   172                   239                  62
                                            --------------------  -------------------  --------------------  ------------------

NET ASSETS................................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $      245,102,805   $        69,001,018   $        14,301,142  $        4,149,008
   Net assets from contracts in payout....                4,840                44,326                    --                  --
                                            --------------------  -------------------  --------------------  ------------------
       Total Net Assets...................   $      245,107,645   $        69,045,344   $        14,301,142  $        4,149,008
                                            ====================  ===================  ====================  ==================

                                               MSF BLACKROCK        MSF FRONTIER             MSF           MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH      JENNISON GROWTH      SMALL CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       398,591,067  $       73,654,859  $       501,066,473  $        12,750,761
   Due from MetLife Insurance
     Company USA..........................                   87                   1                   --                    3
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          398,591,154          73,654,860          501,066,473           12,750,764
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  375                  61                  120                  120
   Due to MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  375                  61                  120                  120
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       398,516,210  $       73,624,080  $       500,696,787  $        12,750,644
   Net assets from contracts in payout....               74,569              30,719              369,566                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       398,590,779  $       73,654,799  $       501,066,353  $        12,750,644
                                            ===================  ==================  ===================  ===================

                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                             SMALL CAP GROWTH       MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $          328,783  $       194,979,925
   Due from MetLife Insurance
     Company USA..........................                   1                    1
                                            ------------------  -------------------
       Total Assets.......................             328,784          194,979,926
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  77                   75
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  77                   75
                                            ------------------  -------------------

NET ASSETS................................  $          328,707  $       194,979,851
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $          328,707  $       194,834,141
   Net assets from contracts in payout....                  --              145,710
                                            ------------------  -------------------
       Total Net Assets...................  $          328,707  $       194,979,851
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL      MSF METLIFE          MSF METLIFE          MSF METLIFE
                                                   COMPANY        ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,108,977  $        65,568,724  $     4,248,132,743  $     6,667,289,123
   Due from MetLife Insurance
     Company USA..........................                     1                   --                    1                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,108,978           65,568,724        4,248,132,744        6,667,289,123
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   179                  112                   78                  113
   Due to MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   179                  112                   78                  113
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,108,799  $        65,568,612  $     4,246,399,984  $     6,664,750,190
   Net assets from contracts in payout....                    --                   --            1,732,682            2,538,820
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,108,799  $        65,568,612  $     4,248,132,666  $     6,667,289,010
                                            ====================  ===================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE            MSF MFS
                                             ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     5,814,030,429   $       121,483,399   $       553,516,031  $        42,319,381
   Due from MetLife Insurance
     Company USA..........................                    9                     1                     2                    1
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................        5,814,030,438           121,483,400           553,516,033           42,319,382
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   48                   112                    99                  188
   Due to MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   48                   112                    99                  188
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     5,813,124,841   $       121,483,288   $       553,396,163  $        42,319,194
   Net assets from contracts in payout....              905,549                    --               119,771                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $     5,814,030,390   $       121,483,288   $       553,515,934  $        42,319,194
                                            ====================  ====================  ===================  ===================


                                                                       MSF MSCI
                                                MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       249,890,828  $        99,903,106
   Due from MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................          249,890,828           99,903,108
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  257                  157
   Due to MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Liabilities..................                  259                  157
                                            -------------------  -------------------

NET ASSETS................................  $       249,890,569  $        99,902,951
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       249,842,389  $        99,902,951
   Net assets from contracts in payout....               48,180                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       249,890,569  $        99,902,951
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                              BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       131,950,040  $       129,529,628  $       233,448,961  $       11,814,633
   Due from MetLife Insurance
     Company USA..........................                    3                    2                   --                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          131,950,043          129,529,630          233,448,961          11,814,635
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  174                  131                  144                  75
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  174                  131                  144                  75
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       131,925,562  $       129,529,499  $       233,400,686  $       11,814,560
   Net assets from contracts in payout....               24,307                   --               48,131                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       131,949,869  $       129,529,499  $       233,448,817  $       11,814,560
                                            ===================  ===================  ===================  ==================

                                                MSF VAN ECK        MSF WESTERN ASSET    MSF WESTERN ASSET         MSF WMC
                                              GLOBAL NATURAL     MANAGEMENT STRATEGIC      MANAGEMENT           CORE EQUITY
                                                 RESOURCES        BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        74,871,957   $           195,364  $      268,298,831  $       527,700,954
   Due from MetLife Insurance
     Company USA..........................                    3                    --                  --                    1
                                            -------------------  --------------------  ------------------  -------------------
       Total Assets.......................           74,871,960               195,364         268,298,831          527,700,955
                                            -------------------  --------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   86                    54                 163                  200
   Due to MetLife Insurance
     Company USA..........................                   --                    --                   1                   --
                                            -------------------  --------------------  ------------------  -------------------
       Total Liabilities..................                   86                    54                 164                  200
                                            -------------------  --------------------  ------------------  -------------------

NET ASSETS................................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        74,871,874   $           195,310  $      268,287,125  $       527,398,463
   Net assets from contracts in payout....                   --                    --              11,542              302,292
                                            -------------------  --------------------  ------------------  -------------------
       Total Net Assets...................  $        74,871,874   $           195,310  $      268,298,667  $       527,700,755
                                            ===================  ====================  ==================  ===================


                                                  NEUBERGER        OPPENHEIMER VA
                                               BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             7,225  $             7,486
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                7,225                7,486
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    9
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    9
                                            -------------------  -------------------

NET ASSETS................................  $             7,222  $             7,477
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             7,222  $             7,477
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             7,222  $             7,477
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                              OPPENHEIMER VA                                                    PIMCO VIT
                                                MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA     COMMODITYREALRETURN
                                                 SMALL CAP           MAIN STREET             MONEY              STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,249,002  $           104,564  $             3,600  $          250,111
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    1                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          109,249,002              104,564                3,601             250,111
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   --                    9                  26
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   12                   --                    9                  26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,248,990  $           104,564  $             3,592  $          250,085
   Net assets from contracts in payout....                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       109,248,990  $           104,564  $             3,592  $          250,085
                                            ===================  ===================  ===================  ===================

                                                 PIMCO VIT
                                             EMERGING MARKETS         PIMCO VIT           PIONEER VCT          PIONEER VCT
                                                   BOND          UNCONSTRAINED BOND      MID CAP VALUE     REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $           406,833  $           281,890  $       63,990,396  $           240,971
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   2                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................              406,833              281,890          63,990,398              240,972
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   37                   27                  70                   71
   Due to MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   37                   27                  70                   71
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           406,796  $           281,863  $       63,990,328  $           240,901
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $           406,796  $           281,863  $       63,990,328  $           240,901
                                            ===================  ===================  ==================  ===================


                                                T. ROWE PRICE        T. ROWE PRICE
                                                GROWTH STOCK      INTERNATIONAL STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         7,058,976  $           417,754
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Assets.......................            7,058,976              417,754
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   --                   --
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  --------------------
       Total Liabilities..................                   --                   --
                                            -------------------  --------------------

NET ASSETS................................  $         7,058,976  $           417,754
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,058,976  $           417,754
   Net assets from contracts in payout....                   --                   --
                                            -------------------  --------------------
       Total Net Assets...................  $         7,058,976  $           417,754
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                    TAP 1919 VARIABLE                                VAN ECK VIP
                                               T. ROWE PRICE       SOCIALLY RESPONSIVE        UIF GLOBAL             LONG/SHORT
                                               PRIME RESERVE            BALANCED            INFRASTRUCTURE          EQUITY INDEX
                                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $            497,039   $            215,862   $            345,733   $            260,349
   Due from MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................               497,039                215,862                345,733                260,349
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    --                     30                     48                     30
   Due to MetLife Insurance
     Company USA.........................                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    --                     30                     48                     30
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            497,039   $            215,832   $            345,685   $            260,319
   Net assets from contracts in payout...                    --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $            497,039   $            215,832   $            345,685   $            260,319
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                           AMERICAN FUNDS
                                                    ALGER          AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                              SMALL CAP GROWTH          BOND            GLOBAL GROWTH      CAPITALIZATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $        2,510,406  $        3,137,993  $               --
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             745,798           1,639,891           3,787,882           1,413,720
      Administrative charges...............                  --             373,441             792,963             265,924
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................             745,798           2,013,332           4,580,845           1,679,644
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....           (745,798)             497,074         (1,442,852)         (1,679,644)
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          14,153,024           2,882,514          30,711,548           9,473,256
      Realized gains (losses) on sale of
        investments........................             152,520             208,579           6,456,558           3,526,255
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......          14,305,544           3,091,093          37,168,106          12,999,511
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (15,807,878)         (5,130,676)        (18,663,205)        (11,981,529)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,502,334)         (2,039,583)          18,504,901           1,017,982
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,248,132)  $      (1,542,509)  $       17,062,049  $        (661,662)
                                             ==================  ==================  ==================  ==================


                                               AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL      DEUTSCHE I CROCI
                                                   GROWTH            GROWTH-INCOME       ALLOCATION V.I.        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,627,360  $         4,855,946  $            11,940  $           593,667
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,639,596            4,723,839                5,922              193,755
      Administrative charges...............            1,923,542              865,945                1,301                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,563,138            5,589,784                7,223              193,755
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (6,935,778)            (733,838)                4,717              399,912
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,941,379           55,558,993               83,600                   --
      Realized gains (losses) on sale of
        investments........................           30,306,129            9,232,824                (742)            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          196,247,508           64,791,817               82,858            (579,969)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (146,627,691)         (63,748,822)            (117,457)            (737,267)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           49,619,817            1,042,995             (34,599)          (1,317,236)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,684,039  $           309,157  $          (29,882)  $         (917,324)
                                             ===================  ===================  ===================  ===================


                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,488  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                  694
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  370                  694
                                             -------------------  -------------------
          Net investment income (loss).....                1,118                (694)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                6,922
      Realized gains (losses) on sale of
        investments........................                 (32)                  489
                                             -------------------  -------------------
          Net realized gains (losses)......                 (32)                7,411
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,104)              (4,370)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (2,136)                3,041
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,018)  $             2,347
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,255,254  $         5,771,888  $            168,034  $        50,369,911
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,113,209            7,399,714                75,768           79,698,833
      Administrative charges...............                    --              934,396                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,113,209            8,334,110                75,768           79,698,833
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               142,045          (2,562,222)                92,266         (29,328,922)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,739,032           55,619,845               507,907          123,905,398
      Realized gains (losses) on sale of
        investments........................               616,813           21,394,268              (15,310)            1,073,388
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,355,845           77,014,113               492,597          124,978,786
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,290,851)         (78,548,435)             (872,283)        (184,114,448)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (935,006)          (1,534,322)             (379,686)         (59,135,662)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (792,961)  $       (4,096,544)  $          (287,420)  $      (88,464,584)
                                             ====================  ===================  ====================  ===================

                                                                     FIDELITY VIP
                                                 FIDELITY VIP         GOVERNMENT           FIDELITY VIP         FIDELITY VIP
                                               FUNDSMANAGER 60%      MONEY MARKET             GROWTH              INDEX 500
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        41,102,669  $            11,340  $           419,310  $          1,276,466
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           77,402,507            1,254,039            2,242,872               892,773
      Administrative charges...............                   --                   --                   --                    --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................           77,402,507            1,254,039            2,242,872               892,773
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....         (36,299,838)          (1,242,699)          (1,823,562)               383,693
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          278,124,271                   --            5,197,857                44,305
      Realized gains (losses) on sale of
        investments........................           43,140,244                   --            7,631,090             3,392,317
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....          321,264,515                   --           12,828,947             3,436,622
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (341,468,121)                   --          (1,625,997)           (3,771,822)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (20,203,606)                   --           11,202,950             (335,200)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (56,503,444)  $       (1,242,699)  $         9,379,388  $             48,493
                                             ===================  ===================  ===================  ====================


                                                 FIDELITY VIP         FIDELITY VIP
                                                    MID CAP             OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,071,540  $             64,949
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,861,384                61,982
      Administrative charges...............            1,090,703                    --
                                             -------------------  --------------------
        Total expenses.....................            5,952,087                61,982
                                             -------------------  --------------------
           Net investment income (loss)....          (4,880,547)                 2,967
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           53,301,398                 4,793
      Realized gains (losses) on sale of
        investments........................            4,768,478                57,721
                                             -------------------  --------------------
           Net realized gains (losses).....           58,069,876                62,514
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (64,627,750)                67,570
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,557,874)               130,084
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (11,438,421)  $            133,051
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,929,918  $          4,311,745  $           763,990   $         2,377,228
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,105,662             1,624,632            1,312,378             1,141,113
      Administrative charges...............              699,348               358,922              301,626               184,158
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,805,010             1,983,554            1,614,004             1,325,271
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,124,908             2,328,191            (850,014)             1,051,957
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,513,467           17,570,672             2,428,055
      Realized gains (losses) on sale of
        investments........................              215,818             3,951,797            1,424,572             (110,969)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              215,818            13,465,264           18,995,244             2,317,086
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,921,031)          (24,403,194)         (28,752,630)           (9,120,445)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (32,705,213)          (10,937,930)          (9,757,386)           (6,803,359)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,580,305)  $        (8,609,739)  $      (10,607,400)   $       (5,751,402)
                                             ===================  ====================  ====================  ===================

                                              FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,045,265  $                 --  $              2,143  $        15,163,152
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,613,022                   211                 2,871            7,375,435
      Administrative charges...............              601,807                    --                    --            1,649,793
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,214,829                   211                 2,871            9,025,228
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           15,830,436                 (211)                 (728)            6,137,924
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,236,973                    81                19,594           58,583,434
      Realized gains (losses) on sale of
        investments........................          (2,409,168)                    70                18,258           10,656,361
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....          (1,172,195)                   151                37,852           69,239,795
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,472,303)                   555              (50,167)        (101,201,542)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (29,644,498)                   706              (12,315)         (31,961,747)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,814,062)  $                495  $           (13,043)  $      (25,823,823)
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                201  $         3,496,433
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    94            3,016,315
      Administrative charges...............                    --              683,773
                                             --------------------  --------------------
        Total expenses.....................                    94            3,700,088
                                             --------------------  --------------------
           Net investment income (loss)....                   107            (203,655)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 1,042                   --
      Realized gains (losses) on sale of
        investments........................                    39            3,594,236
                                             --------------------  --------------------
           Net realized gains (losses).....                 1,081            3,594,236
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (1,491)         (13,655,170)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (410)         (10,060,934)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (303)  $      (10,264,589)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               678   $        1,116,655   $         4,897,387    $         3,242,000
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,979            3,678,704             4,744,181              2,230,600
      Administrative charges...............                  469              793,394             1,042,471                490,904
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                2,448            4,472,098             5,786,652              2,721,504
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (1,770)          (3,355,443)             (889,265)                520,496
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               32,559           32,071,895            10,825,484                     --
      Realized gains (losses) on sale of
        investments........................                (706)            8,940,330            10,309,013              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......               31,853           41,012,225            21,134,497              3,696,314
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (59,235)         (47,157,658)          (19,592,266)           (15,985,006)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (27,382)          (6,145,433)             1,542,231           (12,288,692)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (29,152)   $      (9,500,876)   $           652,966    $      (11,768,196)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           18,547   $           116,649    $                --  $           80,654
                                             --------------------  --------------------  --------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,366               124,777              1,262,573              59,407
      Administrative charges...............               10,814                20,684                273,716              13,494
                                             --------------------  --------------------  --------------------  ------------------
        Total expenses.....................               76,180               145,461              1,536,289              72,901
                                             --------------------  --------------------  --------------------  ------------------
          Net investment income (loss).....             (57,633)              (28,812)            (1,536,289)               7,753
                                             --------------------  --------------------  --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              480,445               320,274              2,453,597              80,805
      Realized gains (losses) on sale of
        investments........................              287,018               238,545              2,292,061               (477)
                                             --------------------  --------------------  --------------------  ------------------
          Net realized gains (losses)......              767,463               558,819              4,745,658              80,328
                                             --------------------  --------------------  --------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (376,334)             (911,526)            (9,601,052)           (765,231)
                                             --------------------  --------------------  --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              391,129             (352,707)            (4,855,394)           (684,903)
                                             --------------------  --------------------  --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          333,496   $         (381,519)    $       (6,391,683)  $        (677,150)
                                             ====================  ====================  ====================  ==================

                                                   LMPVET QS             LMPVET QS
                                              LEGG MASON VARIABLE       LEGG MASON
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           799,787   $         1,201,613
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              454,869             1,008,388
      Administrative charges...............              102,667               225,617
                                             --------------------  -------------------
        Total expenses.....................              557,536             1,234,005
                                             --------------------  -------------------
          Net investment income (loss).....              242,251              (32,392)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             9,698,286
      Realized gains (losses) on sale of
        investments........................              942,532             2,162,345
                                             --------------------  -------------------
          Net realized gains (losses)......              942,532            11,860,631
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,209,185)          (14,921,753)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,266,653)           (3,061,122)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,024,402)   $       (3,093,514)
                                             ====================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   LMPVET QS          LMPVIT WESTERN
                                              LEGG MASON VARIABLE  ASSET VARIABLE GLOBAL         MFS VIT             MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST      NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            24,489    $         5,747,613   $                85  $                --
                                             --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,007              1,121,080                   129                  583
      Administrative charges...............                4,153                241,211                    --                   --
                                             --------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               27,160              1,362,291                   129                  583
                                             --------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              (2,671)              4,385,322                  (44)                (583)
                                             --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                     --                 1,003                1,295
      Realized gains (losses) on sale of
        investments........................              148,483            (1,035,530)                   255                   45
                                             --------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......              148,483            (1,035,530)                 1,258                1,340
                                             --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (187,401)           (10,052,056)               (1,317)              (2,076)
                                             --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (38,918)           (11,087,586)                  (59)                (736)
                                             --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (41,589)    $       (6,702,264)   $             (103)  $           (1,319)
                                             ====================  =====================  ===================  ===================

                                                                                               MIST
                                                                          MIST            ALLIANZ GLOBAL        MIST AMERICAN
                                                                        AB GLOBAL        INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               196  $       109,991,402  $           617,961  $        46,351,883
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  371           39,065,022              419,329           42,553,494
      Administrative charges...............                   --            8,368,982               95,606            8,280,689
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  371           47,434,004              514,935           50,834,183
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (175)           62,557,398              103,026          (4,482,300)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,018          117,213,060               72,025          174,429,455
      Realized gains (losses) on sale of
        investments........................                  228           28,380,463                8,844           40,590,334
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                2,246          145,593,523               80,869          215,019,789
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,225)        (234,232,346)          (2,070,984)        (279,267,105)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   21         (88,638,823)          (1,990,115)         (64,247,316)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (154)  $      (26,081,425)  $       (1,887,089)  $      (68,729,616)
                                             ===================  ===================  ===================  ===================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,017,870  $         5,660,851
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           23,991,111            8,246,497
      Administrative charges...............            4,572,120            1,624,879
                                             -------------------  -------------------
        Total expenses.....................           28,563,231            9,871,376
                                             -------------------  -------------------
          Net investment income (loss).....          (4,545,361)          (4,210,525)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,826,799           57,986,806
      Realized gains (losses) on sale of
        investments........................           20,824,724           19,914,545
                                             -------------------  -------------------
          Net realized gains (losses)......          138,651,523           77,901,351
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (173,607,348)         (42,270,399)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,955,825)           35,630,952
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (39,501,186)  $        31,420,427
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        24,846,741  $       155,200,003  $        83,597,766  $        19,191,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,409,265           32,777,194           62,982,399            3,108,903
      Administrative charges...............            4,180,309            7,045,414           13,492,278              594,749
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           25,589,574           39,822,608           76,474,677            3,703,652
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (742,833)          115,377,395            7,123,089           15,488,328
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,124,901          277,989,819          217,256,984            2,193,919
      Realized gains (losses) on sale of
        investments........................           18,598,699         (26,899,972)           26,208,126          (3,049,444)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           91,723,600          251,089,847          243,465,110            (855,525)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (125,905,095)        (667,747,163)        (328,370,852)         (27,072,455)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (34,181,495)        (416,657,316)         (84,905,742)         (27,927,980)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (34,924,328)  $     (301,279,921)  $      (77,782,653)  $      (12,439,652)
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                  MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,948,135  $         1,324,559  $         1,027,665  $        19,762,902
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,979,771            7,833,608            2,163,648            8,722,427
      Administrative charges...............              783,600            1,458,111              401,105            1,639,690
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,763,371            9,291,719            2,564,753           10,362,117
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            7,184,764          (7,967,160)          (1,537,088)            9,400,785
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           40,029,047           61,099,636
      Realized gains (losses) on sale of
        investments........................            2,505,984           32,724,227            1,857,136            4,780,738
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,505,984           32,724,227           41,886,183           65,880,374
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,548,113)         (55,137,738)         (57,110,020)        (112,473,465)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,042,129)         (22,413,511)         (15,223,837)         (46,593,091)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (8,857,365)  $      (30,380,671)  $      (16,760,925)  $      (37,192,306)
                                             ===================  ===================  ===================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK       MIST INVESCO
                                                  ALLOCATION           COMSTOCK
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,435,982  $        22,193,438
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,382,471            9,152,951
      Administrative charges...............            2,073,707            1,926,274
                                             -------------------  -------------------
        Total expenses.....................           11,456,178           11,079,225
                                             -------------------  -------------------
          Net investment income (loss).....           11,979,804           11,114,213
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           60,128,682           25,784,286
      Realized gains (losses) on sale of
        investments........................          (3,131,541)           15,790,207
                                             -------------------  -------------------
          Net realized gains (losses)......           56,997,141           41,574,493
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (115,525,978)        (109,029,930)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (58,528,837)         (67,455,437)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (46,549,033)  $      (56,341,224)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO         MIST JPMORGAN       GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH         CORE BOND          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,163,991  $            31,913  $         8,326,370  $        25,728,309
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,253,555            4,073,324            4,631,018           10,861,694
      Administrative charges...............              646,026              777,618              893,818            2,369,312
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,899,581            4,850,942            5,524,836           13,231,006
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,735,590)          (4,819,029)            2,801,534           12,497,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,278,228           77,839,574                   --           44,595,735
      Realized gains (losses) on sale of
        investments........................            3,058,745            5,355,516            (395,625)            1,100,709
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,336,973           83,195,090            (395,625)           45,696,444
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (40,654,275)         (87,413,658)          (6,145,255)         (65,128,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,317,302)          (4,218,568)          (6,540,880)         (19,431,762)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (28,052,892)  $       (9,037,597)  $       (3,739,346)  $       (6,934,459)
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST
                                                MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT        MET/ARTISAN
                                               SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          349,037  $        2,744,767  $        12,709,761  $               388
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             383,684           2,255,640            3,150,432                  614
      Administrative charges...............              64,256             432,208              550,977                  143
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................             447,940           2,687,848            3,701,409                  757
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            (98,903)              56,919            9,008,352                (369)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,250,353                  --            9,390,861                   --
      Realized gains (losses) on sale of
        investments........................             706,478           5,682,307            (500,289)                (764)
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           2,956,831           5,682,307            8,890,572                (764)
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,123,070)         (5,830,670)         (25,591,546)              (3,854)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (2,166,239)           (148,363)         (16,700,974)              (4,618)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,265,142)  $         (91,444)  $       (7,692,622)  $           (4,987)
                                             ==================  ==================  ===================  ===================

                                                     MIST           MIST MET/FRANKLIN
                                                MET/EATON VANCE       LOW DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,573,996  $         5,144,609
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              960,300            2,154,352
      Administrative charges...............              176,667              412,579
                                             -------------------  -------------------
        Total expenses.....................            1,136,967            2,566,931
                                             -------------------  -------------------
          Net investment income (loss).....            1,437,029            2,577,678
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (376,676)            (701,699)
                                             -------------------  -------------------
          Net realized gains (losses)......            (376,676)            (701,699)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,605,647)          (5,428,085)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,982,323)          (6,129,784)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,545,294)  $       (3,552,106)
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                                 MIST METLIFE
                                              MIST MET/TEMPLETON      MIST METLIFE          MIST METLIFE          MULTI-INDEX
                                              INTERNATIONAL BOND  ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,729,014  $         8,029,047   $       149,625,167  $         6,384,390
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              576,000            8,485,630            82,547,277            6,090,252
      Administrative charges...............              114,068            1,559,676            17,790,302            1,328,353
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              690,068           10,045,306           100,337,579            7,418,605
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            3,038,946          (2,016,259)            49,287,588          (1,034,215)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               82,867           46,770,295           421,167,137           14,145,806
      Realized gains (losses) on sale of
        investments........................            (543,791)           14,336,507            25,348,629              152,072
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            (460,924)           61,106,802           446,515,766           14,297,878
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,136,661)         (79,692,789)         (884,673,039)         (32,052,767)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,597,585)         (18,585,987)         (438,157,273)         (17,754,889)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,558,639)  $      (20,602,246)   $     (388,869,685)  $      (18,789,104)
                                             ===================  ====================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST METLIFE       MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY
                                               SMALL CAP VALUE      MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           268,660  $         7,354,514  $         7,863,296  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,651,603            5,257,836            3,879,012           2,749,745
      Administrative charges...............              656,354            1,026,514              699,300             577,360
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            4,307,957            6,284,350            4,578,312           3,327,105
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (4,039,297)            1,070,164            3,284,984         (3,327,105)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           98,026,676                   --                   --                  --
      Realized gains (losses) on sale of
        investments........................            4,504,693          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......          102,531,369          (1,548,189)              894,053           4,570,410
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,797,548)         (63,266,929)         (12,677,983)        (15,910,469)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (14,266,179)         (64,815,118)         (11,783,930)        (11,340,059)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (18,305,476)  $      (63,744,954)  $       (8,498,946)  $     (14,667,164)
                                             ===================  ===================  ===================  ==================

                                                                         MIST
                                              MIST OPPENHEIMER      PANAGORA GLOBAL
                                                GLOBAL EQUITY      DIVERSIFIED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          672,378  $            92,650
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             799,233              183,353
      Administrative charges...............             178,918               42,283
                                             ------------------  -------------------
        Total expenses.....................             978,151              225,636
                                             ------------------  -------------------
          Net investment income (loss).....           (305,773)            (132,986)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,577,758              120,283
      Realized gains (losses) on sale of
        investments........................           1,934,698             (60,777)
                                             ------------------  -------------------
          Net realized gains (losses)......           3,512,456               59,506
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,038,937)          (1,391,238)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,473,519          (1,331,732)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,167,746  $       (1,464,718)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                     MIST
                                                PIMCO INFLATION          MIST                 MIST            MIST PIONEER
                                                PROTECTED BOND    PIMCO TOTAL RETURN      PIONEER FUND      STRATEGIC INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        34,477,545  $       89,180,453  $         3,683,718  $       48,256,021
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,268,499          22,299,183            3,379,869          10,604,182
      Administrative charges...............            1,743,178           4,128,269              745,294           2,342,536
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................           11,011,677          26,427,452            4,125,163          12,946,718
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....           23,465,868          62,753,001            (441,445)          35,309,303
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          20,421,403           28,068,584           9,469,560
      Realized gains (losses) on sale of
        investments........................         (12,024,645)         (7,687,028)              990,014         (1,028,615)
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......         (12,024,645)          12,734,375           29,058,598           8,440,945
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (43,226,004)        (99,708,652)         (32,626,475)        (68,623,094)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (55,250,649)        (86,974,277)          (3,567,877)        (60,182,149)
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (31,784,781)  $     (24,221,276)  $       (4,009,322)  $     (24,872,846)
                                             ===================  ==================  ===================  ==================


                                                MIST PYRAMIS          MIST PYRAMIS       MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME       MANAGED RISK     GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,349,767  $         1,682,748  $        5,491,098  $        33,459,065
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,750,182            3,049,565           6,353,967           18,323,030
      Administrative charges...............            1,686,796              640,912           1,367,891            3,639,470
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,436,978            3,690,477           7,721,858           21,962,500
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            5,912,789          (2,007,729)         (2,230,760)           11,496,565
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            8,471,107          16,473,295           81,570,892
      Realized gains (losses) on sale of
        investments........................            (146,659)              102,485             692,537           14,559,833
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            (146,659)            8,573,592          17,165,832           96,130,725
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,685,773)         (18,736,202)        (29,873,677)        (155,135,668)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,832,432)         (10,162,610)        (12,707,845)         (59,004,943)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,919,643)  $      (12,170,339)  $     (14,938,605)  $      (47,508,378)
                                             ===================  ===================  ==================  ===================


                                                  MIST SSGA       MIST T. ROWE PRICE
                                                 GROWTH ETF         LARGE CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        9,908,111  $        12,241,490
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,398,101           10,220,215
      Administrative charges...............           1,240,101            1,493,521
                                             ------------------  -------------------
        Total expenses.....................           7,638,202           11,713,736
                                             ------------------  -------------------
          Net investment income (loss).....           2,269,909              527,754
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          27,061,284            1,641,229
      Realized gains (losses) on sale of
        investments........................           6,497,021           27,914,339
                                             ------------------  -------------------
          Net realized gains (losses)......          33,558,305           29,555,568
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (54,174,177)         (69,547,913)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (20,615,872)         (39,992,345)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (18,345,963)  $      (39,464,591)
                                             ==================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                             MIST T. ROWE PRICE        MIST TCW             MIST WMC       MSF BAILLIE GIFFORD
                                               MID CAP GROWTH      CORE FIXED INCOME   LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $               --  $           130,268  $         3,680,116
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,938,998                 187              241,576            3,309,193
      Administrative charges...............            1,300,929                  41               41,422              642,782
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            8,239,927                 228              282,998            3,951,975
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (8,239,927)               (228)            (152,730)            (271,859)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           85,161,520                  --            1,190,754                   --
      Realized gains (losses) on sale of
        investments........................           23,256,134                 (4)              998,942            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          108,417,654                 (4)            2,189,696            3,508,939
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,202,424)               (184)          (1,564,663)         (10,663,827)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           35,215,230               (188)              625,033          (7,154,888)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        26,975,303  $            (416)  $           472,303  $       (7,426,747)
                                             ===================  ==================  ===================  ===================

                                                 MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                             AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        6,210,539   $         2,343,427   $                --  $            78,851
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,874,606               902,610               205,445               56,978
      Administrative charges...............              561,921               151,389                31,725                  536
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,436,527             1,053,999               237,170               57,514
                                             --------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            2,774,012             1,289,428             (237,170)               21,337
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               717,939             2,532,251              355,605
      Realized gains (losses) on sale of
        investments........................            (126,236)               115,998               847,942             (61,229)
                                             --------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            (126,236)               833,937             3,380,193              294,376
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,456,221)           (2,926,902)           (2,490,455)            (639,612)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (6,582,457)           (2,092,965)               889,738            (345,236)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (3,808,445)   $         (803,537)   $           652,568  $         (323,899)
                                             ====================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF FRONTIER
                                                 MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                21  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,074,098            1,141,807
      Administrative charges...............              953,030              209,889
                                             -------------------  -------------------
        Total expenses.....................            6,027,128            1,351,696
                                             -------------------  -------------------
          Net investment income (loss).....          (6,027,107)          (1,351,696)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           11,666,337
      Realized gains (losses) on sale of
        investments........................                   --            2,527,225
                                             -------------------  -------------------
          Net realized gains (losses)......                   --           14,193,562
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --         (11,177,142)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --            3,016,420
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,027,107)  $         1,664,724
                                             ===================  ===================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                     MSF            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               JENNISON GROWTH       SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            84,147  $                --  $                 --  $         2,114,594
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,055,862              200,989                 2,854            3,054,257
      Administrative charges...............            1,283,893               33,701                   730              526,635
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,339,755              234,690                 3,584            3,580,892
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (8,255,608)            (234,690)               (3,584)          (1,466,298)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           79,333,950            1,783,360                47,288           28,764,566
      Realized gains (losses) on sale of
        investments........................           21,128,195              211,580                   284            4,074,468
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......          100,462,145            1,994,940                47,572           32,839,034
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (47,555,352)          (2,197,811)              (43,867)         (55,970,793)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           52,906,793            (202,871)                 3,705         (23,131,759)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,651,185  $         (437,561)  $                121  $      (24,598,057)
                                             ===================  ===================  ====================  ===================

                                             MSF MET/DIMENSIONAL
                                             INTERNATIONAL SMALL       MSF METLIFE           MSF METLIFE          MSF METLIFE
                                                   COMPANY         ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,024,343  $         1,053,756   $         12,825,092  $        38,563,854
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              821,749              723,837             61,653,110           95,454,330
      Administrative charges...............              153,612              136,348             11,648,817           18,018,386
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              975,361              860,185             73,301,927          113,472,716
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               48,982              193,571           (60,476,835)         (74,908,862)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            9,928,834            1,582,820            257,601,137          463,822,792
      Realized gains (losses) on sale of
        investments........................            (194,522)            (192,837)             13,336,674           17,765,281
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......            9,734,312            1,389,983            270,937,811          481,588,073
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,397,341)          (2,880,050)          (322,220,355)        (594,962,543)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,336,971          (1,490,067)           (51,282,544)        (113,374,470)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,385,953  $       (1,296,496)   $      (111,759,379)  $     (188,283,332)
                                             ===================  ====================  ====================  ===================


                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        20,822,635   $         1,242,553
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           85,478,932             1,678,062
      Administrative charges...............           15,703,419               233,543
                                             --------------------  --------------------
        Total expenses.....................          101,182,351             1,911,605
                                             --------------------  --------------------
          Net investment income (loss).....         (80,359,716)             (669,052)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          284,020,737             8,255,576
      Realized gains (losses) on sale of
        investments........................           25,999,128             2,857,463
                                             --------------------  --------------------
          Net realized gains (losses)......          310,019,865            11,113,039
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (421,371,788)          (15,667,437)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (111,351,923)           (4,554,398)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (191,711,639)   $       (5,223,450)
                                             ====================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 MSF METLIFE            MSF MFS                                  MSF MSCI
                                                 STOCK INDEX         TOTAL RETURN         MSF MFS VALUE         EAFE INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,369,445  $         1,114,324  $        6,212,020  $         3,317,058
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,406,101              608,367           3,337,574            1,358,849
      Administrative charges...............            1,310,945               86,242             601,031              217,496
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            9,717,046              694,609           3,938,605            1,576,345
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (347,601)              419,715           2,273,415            1,740,713
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,747,034                   --          38,386,180                   --
      Realized gains (losses) on sale of
        investments........................           28,564,805            1,095,835           4,789,067              673,901
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           54,311,839            1,095,835          43,175,247              673,901
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (57,710,605)          (2,338,023)        (49,745,547)          (5,975,929)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,398,766)          (1,242,188)         (6,570,300)          (5,302,028)
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,746,367)  $         (822,473)  $      (4,296,885)  $       (3,561,315)
                                             ===================  ===================  ==================  ===================


                                                MSF NEUBERGER             MSF           MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                               BERMAN GENESIS     RUSSELL 2000 INDEX    LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           254,211  $        1,438,652  $             5,837  $             9,060
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,936,488           1,888,721            2,507,881              156,960
      Administrative charges...............              322,976             322,501              455,555               12,495
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,259,464           2,211,222            2,963,436              169,455
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....          (2,005,253)           (772,570)          (2,957,599)            (160,395)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,586,598           31,371,121            1,011,937
      Realized gains (losses) on sale of
        investments........................            5,492,282           6,117,207            2,899,531              523,625
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            5,492,282          14,703,805           34,270,652            1,535,562
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,849,556)        (21,801,085)         (16,807,403)          (1,319,353)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              642,726         (7,097,280)           17,463,249              216,209
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,362,527)  $      (7,869,850)  $        14,505,650  $            55,814
                                             ===================  ==================  ===================  ===================

                                                  MSF VAN ECK       MSF WESTERN ASSET
                                                GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                                   RESOURCES       BOND OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           185,394   $             2,731
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,133,779                   875
      Administrative charges...............              221,292                   190
                                             -------------------  --------------------
        Total expenses.....................            1,355,071                 1,065
                                             -------------------  --------------------
          Net investment income (loss).....          (1,169,677)                 1,666
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (1,908,883)                  (74)
                                             -------------------  --------------------
          Net realized gains (losses)......          (1,908,883)                  (74)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,752,057)               (7,019)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (31,660,940)               (7,093)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (32,830,617)   $           (5,427)
                                             ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                              MSF WESTERN ASSET        MSF WMC
                                                 MANAGEMENT          CORE EQUITY           NEUBERGER        OPPENHEIMER VA
                                               U.S. GOVERNMENT      OPPORTUNITIES       BERMAN GENESIS         CORE BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        5,537,578  $         9,308,448  $                4  $              327
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,218,625            7,636,121                  79                 111
      Administrative charges...............             679,865            1,384,440                  --                  --
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................           3,898,490            9,020,561                  79                 111
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           1,639,088              287,887                (75)                 216
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          195,657,540                 675                  --
      Realized gains (losses) on sale of
        investments........................            (87,820)           14,697,883                 688               (275)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......            (87,820)          210,355,423               1,363               (275)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (4,546,618)        (207,207,827)             (1,296)                  29
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (4,634,438)            3,147,596                  67               (246)
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,995,350)  $         3,435,483  $              (8)  $             (30)
                                             ==================  ===================  ==================  ==================

                                               OPPENHEIMER VA                                                   PIMCO VIT
                                                 MAIN STREET       OPPENHEIMER VA      OPPENHEIMER VA      COMMODITYREALRETURN
                                                  SMALL CAP          MAIN STREET            MONEY               STRATEGY
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          763,390  $              980  $                --   $            3,176
                                             ------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,322,969               1,484                   50                1,575
      Administrative charges...............             298,072                  --                   --                  367
                                             ------------------  ------------------  -------------------  --------------------
        Total expenses.....................           1,621,041               1,484                   50                1,942
                                             ------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....           (857,651)               (504)                 (50)                1,234
                                             ------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          17,673,043              16,001                   --                   --
      Realized gains (losses) on sale of
        investments........................           3,553,125               2,608                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......          21,226,168              18,609                   --              (4,694)
                                             ------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (28,993,857)            (16,156)                   --             (56,415)
                                             ------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (7,767,689)               2,453                   --             (61,109)
                                             ------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (8,625,340)  $            1,949  $              (50)   $         (59,875)
                                             ==================  ==================  ===================  ====================

                                                  PIMCO VIT
                                              EMERGING MARKETS        PIMCO VIT
                                                    BOND         UNCONSTRAINED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           11,730  $            7,984
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               2,498               1,859
      Administrative charges...............                 577                 437
                                             ------------------  ------------------
        Total expenses.....................               3,075               2,296
                                             ------------------  ------------------
          Net investment income (loss).....               8,655               5,688
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,048                  72
      Realized gains (losses) on sale of
        investments........................               (685)               (327)
                                             ------------------  ------------------
          Net realized gains (losses)......               1,363               (255)
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (28,200)            (13,479)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (26,837)            (13,734)
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (18,182)  $          (8,046)
                                             ==================  ==================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   PIONEER VCT           PIONEER VCT          T. ROWE PRICE       T. ROWE PRICE
                                                  MID CAP VALUE      REAL ESTATE SHARES       GROWTH STOCK     INTERNATIONAL STOCK
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            388,603  $              5,044  $                --  $             4,587
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               795,397                 3,343               66,257                5,113
      Administrative charges................               175,634                   605                   --                   --
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               971,031                 3,948               66,257                5,113
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             (582,428)                 1,096             (66,257)                (526)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,063,354                27,731              477,107                1,079
      Realized gains (losses) on sale of
        investments.........................               969,431                10,567              718,530               32,056
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......             9,032,785                38,298            1,195,637               33,135
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (13,899,812)              (31,282)            (416,328)             (36,641)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (4,867,027)                 7,016              779,309              (3,506)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (5,449,455)  $              8,112  $           713,052  $           (4,032)
                                              ====================  ====================  ===================  ===================

                                                                      TAP 1919 VARIABLE                             VAN ECK VIP
                                                  T. ROWE PRICE      SOCIALLY RESPONSIVE      UIF GLOBAL            LONG/SHORT
                                                  PRIME RESERVE           BALANCED          INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 54  $             2,846   $             2,527  $                101
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 4,463                3,237                 1,892                 1,664
      Administrative charges................                    --                  596                   434                   392
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................                 4,463                3,833                 2,326                 2,056
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               (4,409)                (987)                   201               (1,955)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               19,133                16,735                   879
      Realized gains (losses) on sale of
        investments.........................                    --                7,873               (2,435)                 (577)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......                    --               27,006                14,300                   302
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                    --             (33,756)              (52,813)               (6,810)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                    --              (6,750)              (38,513)               (6,508)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (4,409)  $           (7,737)   $          (38,312)  $            (8,463)
                                              ====================  ====================  ===================  ====================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (745,798)  $      (798,826)  $        497,074  $        905,828
   Net realized gains (losses)....        14,305,544         5,794,976         3,091,093           306,415
   Change in unrealized gains
     (losses) on investments......      (15,807,878)       (5,736,249)       (5,130,676)         4,487,780
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (2,248,132)         (740,099)       (1,542,509)         5,700,023
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           982,185         1,408,289         2,549,990         4,263,222
   Net transfers (including
     fixed account)...............       (2,181,134)       (2,077,029)         6,226,955         7,408,301
   Contract charges...............           (6,826)           (7,514)       (1,620,152)       (1,458,856)
   Transfers for contract benefits
     and terminations.............       (5,533,752)       (5,159,978)      (10,348,245)      (10,825,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,739,527)       (5,836,232)       (3,191,452)         (612,428)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (8,987,659)       (6,576,331)       (4,733,961)         5,087,595
NET ASSETS:
   Beginning of year..............        57,195,868        63,772,199       151,245,946       146,158,351
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,208,209  $     57,195,868  $    146,511,985  $    151,245,946
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,442,852)  $       (869,446)  $    (1,679,644)  $    (1,529,786)
   Net realized gains (losses)....        37,168,106         34,841,404        12,999,511         2,777,626
   Change in unrealized gains
     (losses) on investments......      (18,663,205)       (31,374,425)      (11,981,529)         (217,375)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,062,049          2,597,533         (661,662)         1,030,465
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,154,795         11,042,741         4,542,847         4,879,074
   Net transfers (including
     fixed account)...............       (9,737,155)          7,854,131       (3,590,780)           719,962
   Contract charges...............       (3,279,955)        (2,816,132)       (1,148,993)       (1,028,221)
   Transfers for contract benefits
     and terminations.............      (23,759,563)       (21,295,289)       (8,098,216)       (7,673,213)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (28,621,878)        (5,214,549)       (8,295,142)       (3,102,398)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (11,559,829)        (2,617,016)       (8,956,804)       (2,071,933)
NET ASSETS:
   Beginning of year..............       312,209,187        314,826,203       122,112,070       124,184,003
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    300,649,358  $     312,209,187  $    113,155,266  $    122,112,070
                                    ================  =================  ================  ================


                                           AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (6,935,778)  $    (5,554,369)  $      (733,838)  $      (781,613)
   Net realized gains (losses)....        196,247,508        74,146,314        64,791,817        30,958,144
   Change in unrealized gains
     (losses) on investments......      (146,627,691)      (13,021,445)      (63,748,822)         3,352,629
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         42,684,039        55,570,500           309,157        33,529,160
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,783,989         4,101,900         9,348,694        14,177,344
   Net transfers (including
     fixed account)...............       (47,304,037)      (29,722,388)       (8,758,646)      (13,563,643)
   Contract charges...............        (8,362,747)       (7,787,497)       (3,640,399)       (3,334,870)
   Transfers for contract benefits
     and terminations.............       (57,907,122)      (57,521,587)      (29,713,943)      (28,222,265)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (109,789,917)      (90,929,572)      (32,764,294)      (30,943,434)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (67,105,878)      (35,359,072)      (32,455,137)         2,585,726
NET ASSETS:
   Beginning of year..............        821,201,132       856,560,204       390,905,716       388,319,990
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     754,095,254  $    821,201,132  $    358,450,579  $    390,905,716
                                    =================  ================  ================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,717  $            176
   Net realized gains (losses)....            82,858               655
   Change in unrealized gains
     (losses) on investments......         (117,457)             (974)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (29,882)             (143)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,505,766             8,700
   Net transfers (including
     fixed account)...............            91,370                --
   Contract charges...............              (22)                --
   Transfers for contract benefits
     and terminations.............           (8,918)                --
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,588,196             8,700
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,558,314             8,557
NET ASSETS:
   Beginning of year..............             8,557                --
                                    ----------------  ----------------
   End of year....................  $      1,566,871  $          8,557
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         399,912  $         70,159  $           1,118  $          1,199
   Net realized gains (losses).....          (579,969)         (332,105)               (32)                 1
   Change in unrealized gains
     (losses) on investments.......          (737,267)       (2,003,646)            (2,104)             (866)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (917,324)       (2,265,592)            (1,018)               334
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            455,999           659,698                 --                --
   Net transfers (including
     fixed account)................          (518,722)         (584,266)                 --                --
   Contract charges................            (1,324)           (1,681)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,373,333)       (1,549,650)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,437,380)       (1,475,899)              (328)             (124)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,354,704)       (3,741,491)            (1,346)               210
NET ASSETS:
   Beginning of year...............         14,851,303        18,592,794             26,376            26,166
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      12,496,599  $     14,851,303  $          25,030  $         26,376
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (694)  $           (636)  $        142,045  $         100,270
   Net realized gains (losses).....             7,411              5,260         6,355,845          5,093,370
   Change in unrealized gains
     (losses) on investments.......           (4,370)            (1,010)       (7,290,851)        (1,349,291)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,347              3,614         (792,961)          3,844,349
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,297,955          1,446,073
   Net transfers (including
     fixed account)................                --                 --       (1,397,500)          (804,686)
   Contract charges................                --                 --          (10,137)           (11,406)
   Transfers for contract benefits
     and terminations..............           (1,642)            (1,268)       (7,942,998)        (7,771,050)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,642)            (1,268)       (8,052,680)        (7,141,069)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               705              2,346       (8,845,641)        (3,296,720)
NET ASSETS:
   Beginning of year...............            47,253             44,907        84,977,763         88,274,483
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,958  $          47,253  $     76,132,122  $      84,977,763
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,562,222)  $    (2,868,065)  $         92,266  $         78,282
   Net realized gains (losses).....        77,014,113        38,832,008           492,597           132,768
   Change in unrealized gains
     (losses) on investments.......      (78,548,435)        25,038,910         (872,283)           191,058
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,096,544)        61,002,853         (287,420)           402,108
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,903,242        21,736,852             6,296            49,080
   Net transfers (including
     fixed account)................      (12,721,493)      (14,481,072)          (22,066)          (33,795)
   Contract charges................       (4,357,580)       (3,870,205)                --                --
   Transfers for contract benefits
     and terminations..............      (45,753,127)      (44,412,621)         (414,001)         (695,665)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (45,928,958)      (41,027,046)         (429,771)         (680,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (50,025,502)        19,975,807         (717,191)         (278,272)
NET ASSETS:
   Beginning of year...............       631,948,733       611,972,926         5,676,328         5,954,600
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    581,923,231  $    631,948,733  $      4,959,137  $      5,676,328
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,328,922)  $   (14,599,004)
   Net realized gains (losses).....        124,978,786        27,093,983
   Change in unrealized gains
     (losses) on investments.......      (184,114,448)        69,079,003
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (88,464,584)        81,573,982
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,122,409                --
   Net transfers (including
     fixed account)................      1,098,161,273     1,509,904,970
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (146,575,016)      (86,814,147)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        956,708,666     1,423,090,823
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        868,244,082     1,504,664,805
NET ASSETS:
   Beginning of year...............      3,538,458,593     2,033,793,788
                                     -----------------  ----------------
   End of year.....................  $   4,406,702,675  $  3,538,458,593
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                     FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (36,299,838)  $   (29,738,597)  $    (1,242,699)  $     (1,616,300)
   Net realized gains (losses).....        321,264,515       151,088,720                --                 --
   Change in unrealized gains
     (losses) on investments.......      (341,468,121)        10,595,817                --                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (56,503,444)       131,945,940       (1,242,699)        (1,616,300)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,739,011         2,544,619     1,101,475,974      1,490,641,290
   Net transfers (including
     fixed account)................                 --                18   (1,099,121,860)    (1,511,055,592)
   Contract charges................                 --                --           (2,168)            (2,577)
   Transfers for contract benefits
     and terminations..............      (254,963,609)     (171,576,910)       (2,402,882)        (3,174,519)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (249,224,598)     (169,032,273)          (50,936)       (23,591,398)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (305,728,042)      (37,086,333)       (1,293,635)       (25,207,698)
NET ASSETS:
   Beginning of year...............      3,994,437,491     4,031,523,824        50,947,648         76,155,346
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,688,709,449  $  3,994,437,491  $     49,654,013  $      50,947,648
                                     =================  ================  ================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,823,562)  $     (1,960,390)  $        383,693  $        166,965
   Net realized gains (losses).....        12,828,947          6,685,051         3,436,622         2,968,155
   Change in unrealized gains
     (losses) on investments.......       (1,625,997)         11,054,078       (3,771,822)         4,754,472
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,379,388         15,778,739            48,493         7,889,592
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,026,405          3,540,118                --                --
   Net transfers (including
     fixed account)................       (3,594,229)        (2,748,482)       (1,524,316)       (1,329,473)
   Contract charges................          (19,183)           (20,848)          (20,878)          (22,548)
   Transfers for contract benefits
     and terminations..............      (15,540,392)       (14,844,036)       (6,445,104)       (6,048,836)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (16,127,399)       (14,073,248)       (7,990,298)       (7,400,857)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,748,011)          1,705,491       (7,941,805)           488,735
NET ASSETS:
   Beginning of year...............       167,673,930        165,968,439        70,165,982        69,677,247
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    160,925,919  $     167,673,930  $     62,224,177  $     70,165,982
                                     ================  =================  ================  ================


                                            FIDELITY VIP MID CAP                 FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,880,547)  $    (5,926,090)  $           2,967  $          2,417
   Net realized gains (losses).....         58,069,876        15,800,518             62,514            60,145
   Change in unrealized gains
     (losses) on investments.......       (64,627,750)        10,107,932             67,570         (589,122)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (11,438,421)        19,982,360            133,051         (526,560)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,586,880        17,813,812             85,003            91,282
   Net transfers (including
     fixed account)................       (15,198,467)       (7,392,472)           (66,066)          (55,632)
   Contract charges................        (5,058,447)       (4,591,308)               (56)              (50)
   Transfers for contract benefits
     and terminations..............       (26,884,651)      (26,116,641)          (478,886)         (491,815)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (33,554,685)      (20,286,609)          (460,005)         (456,215)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (44,993,106)         (304,249)          (326,954)         (982,775)
NET ASSETS:
   Beginning of year...............        446,277,693       446,581,942          4,942,746         5,925,521
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     401,284,587  $    446,277,693  $       4,615,792  $      4,942,746
                                     =================  ================  =================  ================


                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       9,124,908  $      11,034,456
   Net realized gains (losses).....            215,818          2,072,298
   Change in unrealized gains
     (losses) on investments.......       (32,921,031)        (3,371,554)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (23,580,305)          9,735,200
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,188,051          9,617,562
   Net transfers (including
     fixed account)................          1,880,863          3,414,903
   Contract charges................        (2,771,258)        (2,715,246)
   Transfers for contract benefits
     and terminations..............       (23,325,163)       (22,963,961)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,027,507)       (12,646,742)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (41,607,812)        (2,911,542)
NET ASSETS:
   Beginning of year...............        294,909,928        297,821,470
                                     -----------------  -----------------
   End of year.....................  $     253,302,116  $     294,909,928
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,328,191  $         966,423  $      (850,014)  $       (907,377)
   Net realized gains (losses).....         13,465,264          4,318,435        18,995,244         11,252,700
   Change in unrealized gains
     (losses) on investments.......       (24,403,194)          3,347,372      (28,752,630)       (11,208,452)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (8,609,739)          8,632,230      (10,607,400)          (863,129)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,838,448          3,237,944         4,215,265          6,121,715
   Net transfers (including
     fixed account)................        (3,377,923)          (423,430)         (781,824)            741,344
   Contract charges................        (1,367,141)        (1,293,554)       (1,481,816)        (1,402,055)
   Transfers for contract benefits
     and terminations..............       (13,381,381)       (13,122,538)       (6,848,145)        (6,144,302)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,287,997)       (11,601,578)       (4,896,520)          (683,298)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (24,897,736)        (2,969,348)      (15,503,920)        (1,546,427)
NET ASSETS:
   Beginning of year...............        153,109,223        156,078,571       126,502,556        128,048,983
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     128,211,487  $     153,109,223  $    110,998,636  $     126,502,556
                                     =================  =================  ================  =================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,051,957  $         48,299  $      15,830,436  $       9,696,508
   Net realized gains (losses).....          2,317,086         1,031,529        (1,172,195)           (97,489)
   Change in unrealized gains
     (losses) on investments.......        (9,120,445)      (11,682,571)       (28,472,303)        (8,236,911)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (5,751,402)      (10,602,743)       (13,814,062)          1,362,108
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            576,811           661,634          6,081,866          8,661,712
   Net transfers (including
     fixed account)................          4,480,127         3,823,200        (1,987,591)          3,812,491
   Contract charges................          (869,949)         (893,355)        (2,898,185)        (2,805,331)
   Transfers for contract benefits
     and terminations..............        (6,041,062)       (7,102,249)       (14,898,325)       (15,564,382)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,854,073)       (3,510,770)       (13,702,235)        (5,895,510)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (7,605,475)      (14,113,513)       (27,516,297)        (4,533,402)
NET ASSETS:
   Beginning of year...............         73,607,780        87,721,293        250,150,012        254,683,414
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      66,002,305  $     73,607,780  $     222,633,715  $     250,150,012
                                     =================  ================  =================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (211)  $           (724)  $          (728)  $        (1,321)
   Net realized gains (losses).....               151             46,339            37,852            14,144
   Change in unrealized gains
     (losses) on investments.......               555           (52,381)          (50,167)             2,433
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               495            (6,766)          (13,043)            15,256
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including
     fixed account)................                --          (131,317)             (187)          (16,139)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............             (666)           (10,523)          (47,382)          (16,835)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             (666)          (141,840)          (47,569)          (32,974)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............             (171)          (148,606)          (60,612)          (17,718)
NET ASSETS:
   Beginning of year...............            15,107            163,713           231,978           249,696
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         14,936  $          15,107  $        171,366  $        231,978
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2015              2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       6,137,924  $      1,367,554
   Net realized gains (losses).....         69,239,795        43,093,088
   Change in unrealized gains
     (losses) on investments.......      (101,201,542)         2,305,377
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,823,823)        46,766,019
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         23,895,518        31,728,304
   Net transfers (including
     fixed account)................        (2,573,368)        11,169,077
   Contract charges................        (6,909,703)       (6,221,284)
   Transfers for contract benefits
     and terminations..............       (50,488,085)      (51,553,513)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (36,075,638)      (14,877,416)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (61,899,461)        31,888,603
NET ASSETS:
   Beginning of year...............        681,211,301       649,322,698
                                     -----------------  ----------------
   End of year.....................  $     619,311,840  $    681,211,301
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015              2014
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             107  $    (1,560,512)  $      (203,655)  $          93,550
   Net realized gains (losses).....              1,081       119,593,645         3,594,236          3,452,220
   Change in unrealized gains
     (losses) on investments.......            (1,491)     (115,750,581)      (13,655,170)        (6,631,350)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              (303)         2,282,552      (10,264,589)        (3,085,580)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --         5,543,775         5,828,134          8,698,690
   Net transfers (including
     fixed account)................                271     (365,872,848)         3,468,834          6,394,539
   Contract charges................              (386)       (1,114,771)       (3,276,594)        (3,065,550)
   Transfers for contract benefits
     and terminations..............                 --       (6,802,394)      (15,245,977)       (15,060,333)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (115)     (368,246,238)       (9,225,603)        (3,032,654)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (418)     (365,963,686)      (19,490,192)        (6,118,234)
NET ASSETS:
   Beginning of year...............              6,927       365,970,613       275,880,972        281,999,206
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           6,509  $          6,927  $    256,390,780  $     275,880,972
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                        IVY FUNDS VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015             2014 (a)            2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,770)  $             (6)  $    (3,355,443)  $    (3,780,649)
   Net realized gains (losses).....            31,853                 --        41,012,225        32,726,634
   Change in unrealized gains
     (losses) on investments.......          (59,235)              (526)      (47,157,658)        22,284,631
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (29,152)              (532)       (9,500,876)        51,230,616
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           232,557             45,555        18,529,707        21,151,291
   Net transfers (including
     fixed account)................            74,337                 --         4,621,482      (10,983,120)
   Contract charges................               (1)                 --       (3,138,770)       (2,546,686)
   Transfers for contract benefits
     and terminations..............           (5,064)                 --      (26,081,942)      (23,148,368)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           301,829             45,555       (6,069,523)      (15,526,883)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           272,677             45,023      (15,570,399)        35,703,733
NET ASSETS:
   Beginning of year...............            45,023                 --       316,448,933       280,745,200
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $        317,700  $          45,023  $    300,878,534  $    316,448,933
                                     ================  =================  ================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (889,265)  $      (882,810)  $         520,496  $       1,308,229
   Net realized gains (losses).....         21,134,497        23,665,197          3,696,314          4,299,834
   Change in unrealized gains
     (losses) on investments.......       (19,592,266)        14,760,295       (15,985,006)         16,931,806
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            652,966        37,542,682       (11,768,196)         22,539,869
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,816,788        20,094,287          8,055,708         10,710,030
   Net transfers (including
     fixed account)................       (10,726,406)       (5,501,606)            984,487        (2,238,829)
   Contract charges................        (4,654,271)       (4,105,122)        (2,144,487)        (1,903,736)
   Transfers for contract benefits
     and terminations..............       (28,285,511)      (26,797,021)       (14,278,679)       (14,703,505)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (26,849,400)      (16,309,462)        (7,382,971)        (8,136,040)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (26,196,434)        21,233,220       (19,151,167)         14,403,829
NET ASSETS:
   Beginning of year...............        426,519,441       405,286,221        205,573,482        191,169,653
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     400,323,007  $    426,519,441  $     186,422,315  $     205,573,482
                                     =================  ================  =================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015              2014
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (57,633)  $        (62,068)
   Net realized gains (losses).....           767,463            919,739
   Change in unrealized gains
     (losses) on investments.......         (376,334)          (332,781)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           333,496            524,890
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,666              6,741
   Net transfers (including
     fixed account)................         (373,004)          (142,316)
   Contract charges................          (14,880)           (16,298)
   Transfers for contract benefits
     and terminations..............         (707,021)          (753,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,077,239)          (905,679)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (743,743)          (380,789)
NET ASSETS:
   Beginning of year...............         4,631,601          5,012,390
                                     ----------------  -----------------
   End of year.....................  $      3,887,858  $       4,631,601
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (28,812)  $         16,424  $    (1,536,289)  $    (1,543,659)
   Net realized gains (losses)....           558,819           826,518         4,745,658        14,861,960
   Change in unrealized gains
     (losses) on investments......         (911,526)          (94,646)       (9,601,052)      (10,235,288)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (381,519)           748,296       (6,391,683)         3,083,013
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           281,091           238,085         5,532,165         5,976,685
   Net transfers (including
     fixed account)...............             7,723         1,446,278       (5,112,272)         1,425,057
   Contract charges...............          (84,738)          (72,588)       (1,292,699)       (1,145,114)
   Transfers for contract benefits
     and terminations.............       (1,048,413)         (508,848)       (7,082,395)       (5,895,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (844,337)         1,102,927       (7,955,201)           360,768
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,225,856)         1,851,223      (14,346,884)         3,443,781
NET ASSETS:
   Beginning of year..............         8,744,177         6,892,954       115,942,801       112,499,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,518,321  $      8,744,177  $    101,595,917  $    115,942,801
                                    ================  ================  ================  ================

                                               LMPVET PERMAL                   LMPVET QS LEGG MASON
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,753  $            972  $        242,251  $        486,044
   Net realized gains (losses)....            80,328                --           942,532         1,019,129
   Change in unrealized gains
     (losses) on investments......         (765,231)               314       (2,209,185)          (36,134)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (677,150)             1,286       (1,024,402)         1,469,039
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,874,963           546,752         1,035,737         2,274,676
   Net transfers (including
     fixed account)...............         1,570,693            93,489         (446,803)       (1,127,378)
   Contract charges...............             (117)                --         (480,958)         (425,453)
   Transfers for contract benefits
     and terminations.............         (215,662)             (493)       (3,179,272)       (3,956,813)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,229,877           639,748       (3,071,296)       (3,234,968)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,552,727           641,034       (4,095,698)       (1,765,929)
NET ASSETS:
   Beginning of year..............           641,034                --        42,335,472        44,101,401
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,193,761  $        641,034  $     38,239,774  $     42,335,472
                                    ================  ================  ================  ================

                                                 LMPVET QS                     LMPVET QS LEGG MASON
                                        LEGG MASON VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (32,392)  $        373,623  $        (2,671)  $          2,410
   Net realized gains (losses)....        11,860,631         5,434,643           148,483           134,694
   Change in unrealized gains
     (losses) on investments......      (14,921,753)       (2,807,313)         (187,401)          (62,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,093,514)         3,000,953          (41,589)            74,383
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,743,349         2,747,741               250               120
   Net transfers (including
     fixed account)...............         (333,878)       (1,896,512)             7,338          (34,510)
   Contract charges...............         (934,408)         (856,409)             (578)             (636)
   Transfers for contract benefits
     and terminations.............       (6,500,454)       (5,309,837)         (611,851)         (420,518)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,025,391)       (5,315,017)         (604,841)         (455,544)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,118,905)       (2,314,064)         (646,430)         (381,161)
NET ASSETS:
   Beginning of year..............        92,760,220        95,074,284         1,923,838         2,304,999
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,641,315  $     92,760,220  $      1,277,408  $      1,923,838
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,385,322  $      6,032,375
   Net realized gains (losses)....       (1,035,530)           113,974
   Change in unrealized gains
     (losses) on investments......      (10,052,056)       (8,718,909)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,702,264)       (2,572,560)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,032,189         3,068,117
   Net transfers (including
     fixed account)...............         1,146,826         6,130,634
   Contract charges...............         (935,203)         (923,174)
   Transfers for contract benefits
     and terminations.............       (9,541,753)       (9,801,780)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,297,941)       (1,526,203)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,000,205)       (4,098,763)
NET ASSETS:
   Beginning of year..............       100,641,688       104,740,451
                                    ----------------  ----------------
   End of year....................  $     86,641,483  $    100,641,688
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2015               2014              2015               2014
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (44)  $           (113)  $          (583)  $           (579)
   Net realized gains (losses)....             1,258              7,432             1,340              8,966
   Change in unrealized gains
     (losses) on investments......           (1,317)            (6,574)           (2,076)           (12,305)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (103)                745           (1,319)            (3,918)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including
     fixed account)...............                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (641)           (17,077)                --            (1,495)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (744)           (16,332)           (1,319)            (5,413)
NET ASSETS:
   Beginning of year..............             9,619             25,951            40,607             46,020
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,875  $           9,619  $         39,288  $          40,607
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (175)  $           (295)  $     62,557,398  $     17,462,736
   Net realized gains (losses)....             2,246             19,157       145,593,523        91,273,198
   Change in unrealized gains
     (losses) on investments......           (2,225)           (16,582)     (234,232,346)        81,273,478
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (154)              2,280      (26,081,425)       190,009,412
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        88,836,606        55,989,983
   Net transfers (including
     fixed account)...............                --           (19,607)      (30,105,880)      (21,381,907)
   Contract charges...............                --                 --      (50,699,748)      (48,104,869)
   Transfers for contract benefits
     and terminations.............             (206)           (19,937)     (150,068,994)     (116,695,473)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (206)           (39,544)     (142,038,016)     (130,192,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (360)           (37,264)     (168,119,441)        59,817,146
NET ASSETS:
   Beginning of year..............            26,571             63,835     3,373,491,338     3,313,674,192
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         26,211  $          26,571  $  3,205,371,897  $  3,373,491,338
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2015            2014 (b)             2015              2014
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         103,026  $          4,824  $     (4,482,300)  $    (9,274,974)
   Net realized gains (losses)....             80,869           171,321        215,019,789       378,474,453
   Change in unrealized gains
     (losses) on investments......        (2,070,984)            67,003      (279,267,105)     (221,142,935)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,887,089)           243,148       (68,729,616)       148,056,544
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,268,070        10,740,886         46,401,519        25,164,897
   Net transfers (including
     fixed account)...............         24,102,547         8,194,795       (16,326,577)        81,773,177
   Contract charges...............          (433,447)          (41,475)       (41,218,470)      (39,628,718)
   Transfers for contract benefits
     and terminations.............        (1,169,475)         (150,898)      (220,038,847)     (227,918,364)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         43,767,695        18,743,308      (231,182,375)     (160,609,008)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         41,880,606        18,986,456      (299,911,991)      (12,552,464)
NET ASSETS:
   Beginning of year..............         18,986,456                --      3,417,834,574     3,430,387,038
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      60,867,062  $     18,986,456  $   3,117,922,583  $  3,417,834,574
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015               2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,545,361)  $    (9,929,733)
   Net realized gains (losses)....        138,651,523       311,427,666
   Change in unrealized gains
     (losses) on investments......      (173,607,348)     (216,740,668)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (39,501,186)        84,757,265
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,507,428        16,363,073
   Net transfers (including
     fixed account)...............         39,796,000        52,035,269
   Contract charges...............       (21,662,684)      (19,090,909)
   Transfers for contract benefits
     and terminations.............      (105,961,009)     (110,126,406)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (72,320,265)      (60,818,973)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (111,821,451)        23,938,292
NET ASSETS:
   Beginning of year..............      1,852,260,667     1,828,322,375
                                    -----------------  ----------------
   End of year....................  $   1,740,439,216  $  1,852,260,667
                                    =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,210,525)  $    (6,163,898)  $      (742,833)  $    (1,287,876)
   Net realized gains (losses)....        77,901,351        58,138,021        91,723,600       176,763,916
   Change in unrealized gains
     (losses) on investments......      (42,270,399)      (11,947,440)     (125,905,095)      (97,636,993)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        31,420,427        40,026,683      (34,924,328)        77,839,047
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,736,314        23,913,774        24,909,931        12,830,009
   Net transfers (including
     fixed account)...............      (12,600,811)           213,217      (20,846,417)         1,602,305
   Contract charges...............       (7,636,584)       (6,974,136)      (21,032,171)      (21,095,644)
   Transfers for contract benefits
     and terminations.............      (38,877,732)      (40,894,690)     (124,685,275)     (123,385,571)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (39,378,813)      (23,741,835)     (141,653,932)     (130,048,901)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (7,958,386)        16,284,848     (176,578,260)      (52,209,854)
NET ASSETS:
   Beginning of year..............       648,671,484       632,386,636     1,744,157,123     1,796,366,977
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    640,713,098  $    648,671,484  $  1,567,578,863  $  1,744,157,123
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    115,377,395  $    (45,442,328)  $      7,123,089  $   (16,420,373)
   Net realized gains (losses)....       251,089,847         23,650,336       243,465,110       326,148,796
   Change in unrealized gains
     (losses) on investments......     (667,747,163)        108,694,006     (328,370,852)      (72,592,431)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (301,279,921)         86,902,014      (77,782,653)       237,135,992
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,201,013         29,606,314       134,048,740        84,068,820
   Net transfers (including
     fixed account)...............     (121,209,615)      (204,080,674)      (31,355,267)      (84,585,142)
   Contract charges...............      (43,556,032)       (46,773,091)      (81,264,355)      (78,223,830)
   Transfers for contract benefits
     and terminations.............     (131,915,961)      (112,828,345)     (239,100,989)     (192,637,569)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (268,480,595)      (334,075,796)     (217,671,871)     (271,377,721)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (569,760,516)      (247,173,782)     (295,454,524)      (34,241,729)
NET ASSETS:
   Beginning of year..............     3,001,302,195      3,248,475,977     5,423,637,032     5,457,878,761
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,431,541,679  $   3,001,302,195  $  5,128,182,508  $  5,423,637,032
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,488,328  $     12,025,813  $      7,184,764  $    (1,485,527)
   Net realized gains (losses)....          (855,525)        12,716,800         2,505,984         1,432,009
   Change in unrealized gains
     (losses) on investments......       (27,072,455)      (19,968,507)      (18,548,113)        29,887,079
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (12,439,652)         4,774,106       (8,857,365)        29,833,561
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          5,471,471         6,303,734         6,581,398         4,948,277
   Net transfers (including
     fixed account)...............          (735,390)      (14,899,754)      (10,655,221)       137,827,843
   Contract charges...............        (2,632,432)       (2,737,425)       (3,206,471)       (2,672,557)
   Transfers for contract benefits
     and terminations.............       (16,959,483)      (20,374,580)      (25,491,389)      (22,432,403)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (14,855,834)      (31,708,025)      (32,771,683)       117,671,160
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,295,486)      (26,933,919)      (41,629,048)       147,504,721
NET ASSETS:
   Beginning of year..............        238,215,887       265,149,806       330,178,643       182,673,922
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     210,920,401  $    238,215,887  $    288,549,595  $    330,178,643
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,967,160)  $    (8,056,394)
   Net realized gains (losses)....        32,724,227        36,635,069
   Change in unrealized gains
     (losses) on investments......      (55,137,738)        56,948,433
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (30,380,671)        85,527,108
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,906,450         5,690,997
   Net transfers (including
     fixed account)...............            76,581        90,599,582
   Contract charges...............       (5,848,656)       (4,874,183)
   Transfers for contract benefits
     and terminations.............      (44,740,100)      (42,081,564)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (42,605,725)        49,334,832
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (72,986,396)       134,861,940
NET ASSETS:
   Beginning of year..............       586,572,505       451,710,565
                                    ----------------  ----------------
   End of year....................  $    513,586,109  $    586,572,505
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                  MIST                                MIST
                                       GOLDMAN SACHS MID CAP VALUE        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,537,088)  $   (1,829,907)  $      9,400,785  $      5,671,683
   Net realized gains (losses)....        41,886,183       34,906,259        65,880,374        74,815,977
   Change in unrealized gains
     (losses) on investments......      (57,110,020)     (14,180,162)     (112,473,465)     (131,491,626)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,760,925)       18,896,190      (37,192,306)      (51,003,966)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,725,815        1,617,745        10,330,585        13,222,191
   Net transfers (including
     fixed account)...............       (6,624,559)        6,895,267        16,006,472        67,256,961
   Contract charges...............       (1,388,967)      (1,396,608)       (6,520,686)       (6,242,202)
   Transfers for contract benefits
     and terminations.............      (16,267,720)     (17,538,311)      (50,590,499)      (53,706,976)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (22,555,431)     (10,421,907)      (30,774,128)        20,529,974
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,316,356)        8,474,283      (67,966,434)      (30,473,992)
NET ASSETS:
   Beginning of year..............       178,512,669      170,038,386       663,509,252       693,983,244
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    139,196,313  $   178,512,669  $    595,542,818  $    663,509,252
                                    ================  ===============  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,979,804  $   (11,534,041)  $    11,114,213  $    (5,948,017)
   Net realized gains (losses)....        56,997,141        40,501,882       41,574,493        19,778,596
   Change in unrealized gains
     (losses) on investments......     (115,525,978)         4,357,344    (109,029,930)        42,690,949
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (46,549,033)        33,325,185     (56,341,224)        56,521,528
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        56,430,784        46,938,907       17,077,620        18,779,139
   Net transfers (including
     fixed account)...............      (17,727,649)      (45,599,752)      (9,876,271)       351,468,472
   Contract charges...............      (12,556,466)      (11,948,746)      (8,381,443)       (6,851,970)
   Transfers for contract benefits
     and terminations.............      (34,902,367)      (33,501,846)     (56,194,121)      (50,479,016)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,755,698)      (44,111,437)     (57,374,215)       312,916,625
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (55,304,731)      (10,786,252)    (113,715,439)       369,438,153
NET ASSETS:
   Beginning of year..............       832,374,445       843,160,697      813,000,076       443,561,923
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    777,069,714  $    832,374,445  $   699,284,637  $    813,000,076
                                    ================  ================  ===============  ================


                                       MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,735,590)  $    (2,692,440)  $    (4,819,029)  $   (4,813,204)
   Net realized gains (losses)....        15,336,973        32,283,294        83,195,090       47,750,149
   Change in unrealized gains
     (losses) on investments......      (40,654,275)       (9,866,841)      (87,413,658)     (24,251,382)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (28,052,892)        19,724,013       (9,037,597)       18,685,563
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,288,062         5,541,819         6,534,317        6,584,864
   Net transfers (including
     fixed account)...............        24,500,627        91,176,014        14,266,774      (5,472,948)
   Contract charges...............       (3,034,527)       (2,498,611)       (2,932,490)      (2,652,796)
   Transfers for contract benefits
     and terminations.............      (15,827,029)      (13,576,001)      (25,585,352)     (27,691,755)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,927,133        80,643,221       (7,716,751)     (29,232,635)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,125,759)       100,367,234      (16,754,348)     (10,547,072)
NET ASSETS:
   Beginning of year..............       258,407,609       158,040,375       308,642,273      319,189,345
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    244,281,850  $    258,407,609  $    291,887,925  $   308,642,273
                                    ================  ================  ================  ===============


                                          MIST JPMORGAN CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,801,534  $      (418,668)
   Net realized gains (losses)....         (395,625)         1,294,863
   Change in unrealized gains
     (losses) on investments......       (6,145,255)        10,102,500
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,739,346)        10,978,695
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,649,306         2,044,373
   Net transfers (including
     fixed account)...............        13,754,017        58,496,687
   Contract charges...............       (4,484,730)       (3,817,976)
   Transfers for contract benefits
     and terminations.............      (23,734,420)      (24,333,751)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,815,827)        32,389,333
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,555,173)        43,368,028
NET ASSETS:
   Beginning of year..............       355,237,960       311,869,932
                                    ----------------  ----------------
   End of year....................  $    340,682,787  $    355,237,960
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,497,303  $    (2,333,867)   $       (98,903)  $      (184,083)
   Net realized gains (losses)....        45,696,444        27,540,298          2,956,831         4,065,482
   Change in unrealized gains
     (losses) on investments......      (65,128,206)        19,805,708        (5,123,070)       (3,083,282)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,934,459)        45,012,139        (2,265,142)           798,117
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        77,822,224        61,831,643            621,500           375,799
   Net transfers (including
     fixed account)...............        76,566,196        91,593,515        (1,438,278)         1,061,177
   Contract charges...............      (13,964,421)      (12,087,064)          (305,249)         (294,244)
   Transfers for contract benefits
     and terminations.............      (38,679,798)      (27,224,492)        (1,411,453)       (1,874,915)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       101,744,201       114,113,602        (2,533,480)         (732,183)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,809,742       159,125,741        (4,798,622)            65,934
NET ASSETS:
   Beginning of year..............       905,975,458       746,849,717         27,932,500        27,866,566
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,000,785,200  $    905,975,458   $     23,133,878  $     27,932,500
                                    ================  ================   ================  ================

                                                                                                                  MIST
                                                                                                               MET/ARTISAN
                                    MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE      INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------  ----------------
                                          2015              2014              2015              2014            2015 (c)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $        903,964  $      9,008,352  $     10,384,873  $          (369)
   Net realized gains (losses)....         5,682,307         5,851,208         8,890,572        10,876,570             (764)
   Change in unrealized gains
     (losses) on investments......       (5,830,670)       (3,452,819)      (25,591,546)      (13,286,737)           (3,854)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (91,444)         3,302,353       (7,692,622)         7,974,706           (4,987)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,604,265         1,804,342         2,728,831         2,605,721           113,826
   Net transfers (including
     fixed account)...............       (3,286,915)         6,834,599       (5,929,415)       (8,200,868)            20,716
   Contract charges...............       (1,847,018)       (1,718,440)       (1,456,546)       (1,568,374)                --
   Transfers for contract benefits
     and terminations.............      (12,330,707)      (13,467,605)      (22,544,749)      (25,529,114)           (8,396)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,860,375)       (6,547,104)      (27,201,879)      (32,692,635)           126,146
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,951,819)       (3,244,751)      (34,894,501)      (24,717,929)           121,159
NET ASSETS:
   Beginning of year..............       177,351,030       180,595,781       234,576,558       259,294,487                --
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $    161,399,211  $    177,351,030  $    199,682,057  $    234,576,558  $        121,159
                                    ================  ================  ================  ================  ================


                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,437,029  $      1,659,223  $      2,577,678  $      1,030,348
   Net realized gains (losses)....          (376,676)           211,258         (701,699)         (132,806)
   Change in unrealized gains
     (losses) on investments......        (2,605,647)       (2,518,686)       (5,428,085)       (1,819,015)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,545,294)         (648,205)       (3,552,106)         (921,473)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,581,532         1,192,071         5,599,233         2,090,130
   Net transfers (including
     fixed account)...............        (1,657,616)       (1,922,295)             4,590        46,451,435
   Contract charges...............          (665,463)         (776,640)       (2,052,441)       (2,104,842)
   Transfers for contract benefits
     and terminations.............        (7,593,451)       (7,051,558)      (15,141,099)      (12,697,479)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (8,334,998)       (8,558,422)      (11,589,717)        33,739,244
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (9,880,292)       (9,206,627)      (15,141,823)        32,817,771
NET ASSETS:
   Beginning of year..............         73,909,210        83,115,837       173,124,917       140,307,146
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     64,028,918  $     73,909,210  $    157,983,094  $    173,124,917
                                     ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                     MET/TEMPLETON INTERNATIONAL BOND    MIST METLIFE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,038,946  $       1,574,302  $    (2,016,259)  $    (5,850,777)
   Net realized gains (losses)....         (460,924)          (178,047)        61,106,802        16,294,442
   Change in unrealized gains
     (losses) on investments......       (5,136,661)        (1,505,639)      (79,692,789)        11,631,228
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,558,639)          (109,384)      (20,602,246)        22,074,893
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,008,123            226,823         5,354,211         6,121,321
   Net transfers (including
     fixed account)...............            43,895        (1,575,024)       (6,689,447)         4,111,278
   Contract charges...............         (616,606)          (654,339)       (5,117,777)       (4,988,560)
   Transfers for contract benefits
     and terminations.............       (2,711,377)        (2,990,340)      (38,701,487)      (45,715,642)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,275,965)        (4,992,880)      (45,154,500)      (40,471,603)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,834,604)        (5,102,264)      (65,756,746)      (18,396,710)
NET ASSETS:
   Beginning of year..............        47,183,875         52,286,139       641,574,794       659,971,504
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     42,349,271  $      47,183,875  $    575,818,048  $    641,574,794
                                    ================  =================  ================  ================

                                                                                       MIST
                                        MIST METLIFE BALANCED PLUS       METLIFE MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     49,287,588  $     23,588,127  $    (1,034,215)  $    (4,724,040)
   Net realized gains (losses)....       446,515,766       552,071,894        14,297,878         1,441,000
   Change in unrealized gains
     (losses) on investments......     (884,673,039)      (36,064,867)      (32,052,767)        28,321,809
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (388,869,685)       539,595,154      (18,789,104)        25,038,769
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       208,140,346       180,291,226       110,393,305        39,107,524
   Net transfers (including
     fixed account)...............       (4,605,195)       440,513,036       151,542,191       164,988,787
   Contract charges...............     (103,967,586)      (95,398,763)       (7,735,258)       (4,851,352)
   Transfers for contract benefits
     and terminations.............     (315,728,010)     (251,273,497)      (23,093,748)      (12,726,825)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (216,160,445)       274,132,002       231,106,490       186,518,134
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (605,030,130)       813,727,156       212,317,386       211,556,903
NET ASSETS:
   Beginning of year..............     7,268,454,132     6,454,726,976       421,513,955       209,957,052
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,663,424,002  $  7,268,454,132  $    633,831,341  $    421,513,955
                                    ================  ================  ================  ================


                                       MIST METLIFE SMALL CAP VALUE     MIST MFS EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,039,297)  $    (4,819,875)  $      1,070,164  $    (3,159,826)
   Net realized gains (losses)....       102,531,369        28,733,355       (1,548,189)         2,820,880
   Change in unrealized gains
     (losses) on investments......     (116,797,548)      (23,969,258)      (63,266,929)      (35,285,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,305,476)          (55,778)      (63,744,954)      (35,624,696)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,334,115         2,163,105         5,760,880         7,559,248
   Net transfers (including
     fixed account)...............      (10,754,879)       (7,179,469)        27,512,370        29,309,475
   Contract charges...............       (2,014,570)       (2,208,499)       (4,761,010)       (4,822,730)
   Transfers for contract benefits
     and terminations.............      (24,985,104)      (32,407,421)      (25,219,474)      (26,878,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (36,420,438)      (39,632,284)         3,292,766         5,167,190
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,725,914)      (39,688,062)      (60,452,188)      (30,457,506)
NET ASSETS:
   Beginning of year..............       291,013,900       330,701,962       425,619,386       456,076,892
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    236,287,986  $    291,013,900  $    365,167,198  $    425,619,386
                                    ================  ================  ================  ================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,284,984  $      2,090,191
   Net realized gains (losses)....           894,053         1,753,034
   Change in unrealized gains
     (losses) on investments......      (12,677,983)      (30,446,779)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,498,946)      (26,603,554)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,293,533         4,632,660
   Net transfers (including
     fixed account)...............        12,947,453         6,352,582
   Contract charges...............       (2,475,924)       (2,468,848)
   Transfers for contract benefits
     and terminations.............      (22,193,367)      (25,488,292)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,428,305)      (16,971,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,927,251)      (43,575,452)
NET ASSETS:
   Beginning of year..............       287,913,009       331,488,461
                                    ----------------  ----------------
   End of year....................  $    271,985,758  $    287,913,009
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,327,105)  $    (3,409,470)  $      (305,773)  $      (389,294)
   Net realized gains (losses)....         4,570,410         5,684,794         3,512,456         3,495,793
   Change in unrealized gains
     (losses) on investments......      (15,910,469)       (2,736,107)       (1,038,937)       (2,567,600)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,667,164)         (460,783)         2,167,746           538,899
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,883,221        11,815,143         1,219,267           399,861
   Net transfers (including
     fixed account)...............         1,774,364           261,603       (2,158,048)           480,602
   Contract charges...............       (2,819,561)       (2,627,209)         (574,746)         (525,821)
   Transfers for contract benefits
     and terminations.............      (13,239,136)      (13,039,300)       (7,738,730)       (6,941,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,401,112)       (3,589,763)       (9,252,257)       (6,586,473)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,068,276)       (4,050,546)       (7,084,511)       (6,047,574)
NET ASSETS:
   Beginning of year..............       240,528,688       244,579,234        72,350,999        78,398,573
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    220,460,412  $    240,528,688  $     65,266,488  $     72,350,999
                                    ================  ================  ================  ================

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (b)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (132,986)  $       (23,522)  $     23,465,868  $      (314,897)
   Net realized gains (losses)....            59,506           207,621      (12,024,645)      (10,840,115)
   Change in unrealized gains
     (losses) on investments......       (1,391,238)         (153,203)      (43,226,004)        22,930,848
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,464,718)            30,896      (31,784,781)        11,775,836
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,308,625         2,980,950         4,037,726         5,645,359
   Net transfers (including
     fixed account)...............         5,964,473         7,342,567       (8,720,486)      (42,539,161)
   Contract charges...............         (168,361)          (46,489)       (8,087,358)       (8,436,136)
   Transfers for contract benefits
     and terminations.............         (677,893)         (146,280)      (53,138,748)      (55,305,583)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        12,426,844        10,130,748      (65,908,866)     (100,635,521)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,962,126        10,161,644      (97,693,647)      (88,859,685)
NET ASSETS:
   Beginning of year..............        10,161,644                --       732,596,404       821,456,089
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,123,770  $     10,161,644  $    634,902,757  $    732,596,404
                                    ================  ================  ================  ================


                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     62,753,001  $     14,856,202  $      (441,445)  $        817,446
   Net realized gains (losses)....        12,734,375       (1,792,640)        29,058,598        87,911,473
   Change in unrealized gains
     (losses) on investments......      (99,708,652)        36,415,773      (32,626,475)      (61,223,094)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,221,276)        49,479,335       (4,009,322)        27,505,825
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,483,909        14,074,315         7,451,805         9,637,842
   Net transfers (including
     fixed account)...............      (60,045,845)      (98,518,340)       (2,716,319)       (8,227,980)
   Contract charges...............      (19,181,926)      (20,347,053)       (3,597,475)       (3,315,269)
   Transfers for contract benefits
     and terminations.............     (133,249,327)     (151,437,179)      (17,307,943)      (17,438,624)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (200,993,189)     (256,228,257)      (16,169,932)      (19,344,031)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (225,214,465)     (206,748,922)      (20,179,254)         8,161,794
NET ASSETS:
   Beginning of year..............     1,787,038,026     1,993,786,948       305,917,464       297,755,670
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,561,823,561  $  1,787,038,026  $    285,738,210  $    305,917,464
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     35,309,303  $     34,258,738
   Net realized gains (losses)....         8,440,945        12,258,413
   Change in unrealized gains
     (losses) on investments......      (68,623,094)      (17,661,136)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,872,846)        28,856,015
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,577,241        28,345,716
   Net transfers (including
     fixed account)...............        19,421,199        42,682,881
   Contract charges...............      (10,467,757)       (9,619,195)
   Transfers for contract benefits
     and terminations.............      (65,618,675)      (65,741,442)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,087,992)       (4,332,040)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,960,838)        24,523,975
NET ASSETS:
   Beginning of year..............       943,852,832       919,328,857
                                    ----------------  ----------------
   End of year....................  $    884,891,994  $    943,852,832
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST PYRAMIS GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,912,789  $      8,253,807  $   (2,007,729)  $    (1,731,736)
   Net realized gains (losses)....         (146,659)       (2,556,572)        8,573,592           515,242
   Change in unrealized gains
     (losses) on investments......      (11,685,773)        34,979,601     (18,736,202)         9,325,602
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,919,643)        40,676,836     (12,170,339)         8,109,108
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,291,987         3,770,560       41,633,612        21,094,105
   Net transfers (including
     fixed account)...............        21,792,687      (28,818,734)      178,575,410        61,855,680
   Contract charges...............      (11,384,051)      (10,709,776)      (3,482,370)       (1,600,359)
   Transfers for contract benefits
     and terminations.............      (44,187,565)      (40,212,165)     (16,426,832)       (4,362,374)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,486,942)      (75,970,115)      200,299,820        76,987,052
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,406,585)      (35,293,279)      188,129,481        85,096,160
NET ASSETS:
   Beginning of year..............       680,446,278       715,739,557      163,513,389        78,417,229
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    651,039,693  $    680,446,278  $   351,642,870  $    163,513,389
                                    ================  ================  ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET     MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,230,760)  $     (428,408)    $    11,496,565  $     11,253,551
   Net realized gains (losses)....        17,165,832       18,517,553         96,130,725       113,377,455
   Change in unrealized gains
     (losses) on investments......      (29,873,677)       10,370,401      (155,135,668)      (60,416,484)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (14,938,605)       28,459,546       (47,508,378)        64,214,522
                                    ----------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,201,400       19,796,572         21,766,022        10,439,074
   Net transfers (including
     fixed account)...............        81,935,629       32,175,596       (22,073,877)      (25,023,322)
   Contract charges...............       (8,094,448)      (6,709,852)       (18,156,689)      (18,124,397)
   Transfers for contract benefits
     and terminations.............      (24,612,353)     (15,546,572)       (97,925,260)      (95,978,922)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        84,430,228       29,715,744      (116,389,804)     (128,687,567)
                                    ----------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        69,491,623       58,175,290      (163,898,182)      (64,473,045)
NET ASSETS:
   Beginning of year..............       493,380,979      435,205,689      1,513,705,632     1,578,178,677
                                    ----------------  ---------------    ---------------  ----------------
   End of year....................  $    562,872,602  $   493,380,979    $ 1,349,807,450  $  1,513,705,632
                                    ================  ===============    ===============  ================


                                          MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,269,909  $     1,691,616   $        527,754  $    (2,592,578)
   Net realized gains (losses)....        33,558,305       41,161,005         29,555,568        22,160,919
   Change in unrealized gains
     (losses) on investments......      (54,174,177)     (24,023,767)       (69,547,913)        67,563,377
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,345,963)       18,828,854       (39,464,591)        87,131,718
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,054,310        6,532,143         10,615,106        12,253,858
   Net transfers (including
     fixed account)...............         9,763,304      (3,398,510)       (11,574,647)       159,566,655
   Contract charges...............       (5,722,795)      (5,200,778)        (4,674,135)       (4,113,653)
   Transfers for contract benefits
     and terminations.............      (27,279,503)     (24,564,862)       (77,867,417)      (73,966,475)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,184,684)     (26,632,007)       (83,501,093)        93,740,385
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,530,647)      (7,803,153)      (122,965,684)       180,872,103
NET ASSETS:
   Beginning of year..............       501,804,705      509,607,858        838,816,422       657,944,319
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $    467,274,058  $   501,804,705   $    715,850,738  $    838,816,422
                                    ================  ===============   ================  ================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,239,927)  $    (8,684,292)
   Net realized gains (losses)....      108,417,654        83,347,675
   Change in unrealized gains
     (losses) on investments......     (73,202,424)      (17,691,662)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       26,975,303        56,971,721
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,040,163         3,338,843
   Net transfers (including
     fixed account)...............     (34,784,143)      (37,998,561)
   Contract charges...............      (5,053,956)       (4,959,686)
   Transfers for contract benefits
     and terminations.............     (42,109,408)      (48,648,856)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (78,907,344)      (88,268,260)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (51,932,041)      (31,296,539)
NET ASSETS:
   Beginning of year..............      537,586,208       568,882,747
                                    ---------------  ----------------
   End of year....................  $   485,654,167  $    537,586,208
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MIST TCW CORE                                                       MSF
                                      FIXED INCOME        MIST WMC LARGE CAP RESEARCH     BAILLIE GIFFORD INTERNATIONAL STOCK
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ------------------------------------
                                        2015 (d)            2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (228)  $      (152,730)  $      (152,311)  $      (271,859)  $      (823,308)
   Net realized gains (losses)....               (4)         2,189,696           962,687         3,508,939         2,816,068
   Change in unrealized gains
     (losses) on investments......             (184)       (1,564,663)         1,050,584      (10,663,827)      (15,452,332)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (416)           472,303         1,860,960       (7,426,747)      (13,459,572)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,306           369,764           307,777         1,385,690         1,436,654
   Net transfers (including
     fixed account)...............            15,279         (990,704)         (607,575)      (10,590,297)           324,776
   Contract charges...............                --         (209,942)         (197,017)       (3,102,764)       (3,197,760)
   Transfers for contract benefits
     and terminations.............           (1,000)       (1,284,833)         (973,400)      (16,356,797)      (19,054,714)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,585       (2,115,715)       (1,470,215)      (28,664,168)      (20,491,044)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            73,169       (1,643,412)           390,745      (36,090,915)      (33,950,616)
NET ASSETS:
   Beginning of year..............                --        17,260,395        16,869,650       269,502,431       303,453,047
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $         73,169  $     15,616,983  $     17,260,395  $    233,411,516  $    269,502,431
                                    ================  ================  ================  ================  ================


                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,774,012  $      2,129,181   $      1,289,428  $        952,581
   Net realized gains (losses)....         (126,236)         (108,055)            833,937            40,190
   Change in unrealized gains
     (losses) on investments......       (6,456,221)         4,954,438        (2,926,902)         2,001,494
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,808,445)         6,975,564          (803,537)         2,994,265
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,367,597         9,707,112          4,381,285         2,147,683
   Net transfers (including
     fixed account)...............        35,972,097        51,418,453          8,341,934         6,751,669
   Contract charges...............       (2,855,104)       (2,153,905)          (712,128)         (621,824)
   Transfers for contract benefits
     and terminations.............      (19,044,499)      (15,043,074)        (5,777,255)       (4,908,655)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        35,440,091        43,928,586          6,233,836         3,368,873
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,631,646        50,904,150          5,430,299         6,363,138
NET ASSETS:
   Beginning of year..............       213,475,999       162,571,849         63,615,045        57,251,907
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    245,107,645  $    213,475,999   $     69,045,344  $     63,615,045
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (237,170)  $      (221,645)  $         21,337  $        (2,636)
   Net realized gains (losses)....         3,380,193         1,124,532           294,376           921,265
   Change in unrealized gains
     (losses) on investments......       (2,490,455)            32,868         (639,612)         (583,420)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           652,568           935,755         (323,899)           335,209
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           702,398           465,737           590,441           187,882
   Net transfers (including
     fixed account)...............           113,015         (848,033)           157,108           257,815
   Contract charges...............         (124,569)         (110,785)             (156)             (155)
   Transfers for contract benefits
     and terminations.............       (1,728,698)       (1,028,588)         (476,050)         (372,113)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,037,854)       (1,521,669)           271,343            73,429
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (385,286)         (585,914)          (52,556)           408,638
NET ASSETS:
   Beginning of year..............        14,686,428        15,272,342         4,201,564         3,792,926
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,301,142  $     14,686,428  $      4,149,008  $      4,201,564
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MSF BLACKROCK MONEY MARKET         MSF FRONTIER MID CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (6,027,107)  $    (6,766,906)  $    (1,351,696)  $    (1,322,869)
   Net realized gains (losses)....               --                --        14,193,562         9,730,209
   Change in unrealized gains
     (losses) on investments......               --                --      (11,177,142)       (1,239,505)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (6,027,107)       (6,766,906)         1,664,724         7,167,835
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       38,032,970        16,019,042           560,464           593,698
   Net transfers (including
     fixed account)...............       72,942,198        38,236,997         (742,070)       (3,064,927)
   Contract charges...............      (4,210,469)       (4,868,193)         (814,235)         (703,442)
   Transfers for contract benefits
     and terminations.............     (98,033,180)     (108,077,463)       (8,311,622)       (6,346,789)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        8,731,519      (58,689,617)       (9,307,463)       (9,521,460)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        2,704,412      (65,456,523)       (7,642,739)       (2,353,625)
NET ASSETS:
   Beginning of year..............      395,886,367       461,342,890        81,297,538        83,651,163
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   398,590,779  $    395,886,367  $     73,654,799  $     81,297,538
                                    ===============  ================  ================  ================


                                           MSF JENNISON GROWTH         MSF LOOMIS SAYLES SMALL CAP CORE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (8,255,608)  $    (8,604,142)  $      (234,690)  $      (241,088)
   Net realized gains (losses)....      100,462,145        57,107,511         1,994,940         2,320,935
   Change in unrealized gains
     (losses) on investments......     (47,555,352)      (11,083,979)       (2,197,811)       (1,853,055)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       44,651,185        37,419,390         (437,561)           226,792
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        3,569,781         2,880,660           422,787           156,508
   Net transfers (including
     fixed account)...............     (26,498,929)      (44,484,377)          (62,478)         (366,480)
   Contract charges...............      (4,176,518)       (4,133,996)         (186,706)         (175,842)
   Transfers for contract benefits
     and terminations.............     (45,499,489)      (48,285,573)         (691,869)         (745,280)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (72,605,155)      (94,023,286)         (518,266)       (1,131,094)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (27,953,970)      (56,603,896)         (955,827)         (904,302)
NET ASSETS:
   Beginning of year..............      529,020,323       585,624,219        13,706,471        14,610,773
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   501,066,353  $    529,020,323  $     12,750,644  $     13,706,471
                                    ===============  ================  ================  ================

                                                   MSF
                                     LOOMIS SAYLES SMALL CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2015              2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (3,584)  $        (2,894)  $    (1,466,298)  $    (2,770,312)
   Net realized gains (losses)....           47,572            33,035        32,839,034         9,182,228
   Change in unrealized gains
     (losses) on investments......         (43,867)          (27,964)      (55,970,793)       (6,138,938)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              121             2,177      (24,598,057)           272,978
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           17,612            34,767         1,435,147         2,279,317
   Net transfers (including
     fixed account)...............           23,125            33,954       (3,489,375)      (15,880,836)
   Contract charges...............          (1,118)             (817)       (1,479,616)       (1,707,607)
   Transfers for contract benefits
     and terminations.............          (4,466)           (3,450)      (21,273,771)      (26,349,339)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           35,153            64,454      (24,807,615)      (41,658,465)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           35,274            66,631      (49,405,672)      (41,385,487)
NET ASSETS:
   Beginning of year..............          293,433           226,802       244,385,523       285,771,010
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $       328,707  $        293,433  $    194,979,851  $    244,385,523
                                    ===============  ================  ================  ================

                                           MSF MET/DIMENSIONAL
                                       INTERNATIONAL SMALL COMPANY
                                               SUB-ACCOUNT
                                    ---------------------------------
                                         2015              2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        48,982  $        265,996
   Net realized gains (losses)....        9,734,312         4,114,623
   Change in unrealized gains
     (losses) on investments......      (7,397,341)       (9,176,434)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,385,953       (4,795,815)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          899,458           815,496
   Net transfers (including
     fixed account)...............        6,674,328           191,200
   Contract charges...............        (620,871)         (593,152)
   Transfers for contract benefits
     and terminations.............      (4,404,157)       (3,606,060)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        2,548,758       (3,192,516)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............        4,934,711       (7,988,331)
NET ASSETS:
   Beginning of year..............       58,174,088        66,162,419
                                    ---------------  ----------------
   End of year....................  $    63,108,799  $     58,174,088
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        193,571  $        (93,420)  $   (60,476,835)  $    (56,436,952)
   Net realized gains (losses).....         1,389,983            589,830       270,937,811         14,979,444
   Change in unrealized gains
     (losses) on investments.......       (2,880,050)           (85,239)     (322,220,355)        181,094,658
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,296,496)            411,171     (111,759,379)        139,637,150
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,053,677            365,589        24,369,785         12,615,751
   Net transfers (including
     fixed account)................        27,590,957         35,836,944     (213,524,358)      5,139,621,026
   Contract charges................         (543,349)          (223,118)      (49,617,104)       (34,412,284)
   Transfers for contract benefits
     and terminations..............       (3,923,720)        (2,200,451)     (392,793,086)      (273,737,211)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        25,177,565         33,778,964     (631,564,763)      4,844,087,282
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        23,881,069         34,190,135     (743,324,142)      4,983,724,432
NET ASSETS:
   Beginning of year...............        41,687,543          7,497,408     4,991,456,808          7,732,376
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     65,568,612  $      41,687,543  $  4,248,132,666  $   4,991,456,808
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 60      MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (74,908,862)  $    (82,508,224)  $   (80,359,716)  $    (72,919,925)
   Net realized gains (losses).....       481,588,073         19,715,684       310,019,865         18,208,146
   Change in unrealized gains
     (losses) on investments.......     (594,962,543)        325,337,909     (421,371,788)        313,139,176
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (188,283,332)        262,545,369     (191,711,639)        258,427,397
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        51,082,227         24,283,519        38,874,727         24,181,255
   Net transfers (including
     fixed account)................     (102,720,147)      7,634,512,209      (40,164,388)      6,518,639,731
   Contract charges................      (74,049,982)       (48,104,618)      (61,430,326)       (40,179,976)
   Transfers for contract benefits
     and terminations..............     (546,730,912)      (389,900,744)     (439,432,331)      (310,434,847)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (672,418,814)      7,220,790,366     (502,152,318)      6,192,206,163
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............     (860,702,146)      7,483,335,735     (693,863,957)      6,450,633,560
NET ASSETS:
   Beginning of year...............     7,527,991,156         44,655,421     6,507,894,347         57,260,787
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  6,667,289,010  $   7,527,991,156  $  5,814,030,390  $   6,507,894,347
                                     ================  =================  ================  =================

                                       MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (669,052)  $       (819,673)  $      (347,601)  $      (765,841)
   Net realized gains (losses).....        11,113,039         11,559,694        54,311,839        38,987,719
   Change in unrealized gains
     (losses) on investments.......      (15,667,437)        (1,212,992)      (57,710,605)        23,647,160
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,223,450)          9,527,029       (3,746,367)        61,869,038
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,977,751          3,512,620        11,741,788         7,247,240
   Net transfers (including
     fixed account)................         3,888,248        (1,166,141)       (7,225,683)        32,842,922
   Contract charges................       (1,048,036)        (1,039,460)       (4,442,697)       (3,860,753)
   Transfers for contract benefits
     and terminations..............       (9,847,097)        (8,982,254)      (53,641,340)      (48,542,701)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,029,134)        (7,675,235)      (53,567,932)      (12,313,292)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (6,252,584)          1,851,794      (57,314,299)        49,555,746
NET ASSETS:
   Beginning of year...............       127,735,872        125,884,078       610,830,233       561,274,487
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    121,483,288  $     127,735,872  $    553,515,934  $    610,830,233
                                     ================  =================  ================  ================

                                           MSF MFS TOTAL RETURN
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        419,715  $        314,570
   Net realized gains (losses).....         1,095,835         1,124,465
   Change in unrealized gains
     (losses) on investments.......       (2,338,023)         1,597,039
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (822,473)         3,036,074
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         1,643,867         2,026,445
   Net transfers (including
     fixed account)................         1,396,264           695,451
   Contract charges................         (284,691)         (252,458)
   Transfers for contract benefits
     and terminations..............       (5,431,228)       (5,732,469)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,675,788)       (3,263,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,498,261)         (226,957)
NET ASSETS:
   Beginning of year...............        45,817,455        46,044,412
                                     ----------------  ----------------
   End of year.....................  $     42,319,194  $     45,817,455
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                               MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,273,415  $       (57,616)  $     1,740,713  $        991,218
   Net realized gains (losses)....        43,175,247        18,672,716          673,901         2,887,187
   Change in unrealized gains
     (losses) on investments......      (49,745,547)         2,950,546      (5,975,929)      (11,944,228)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,296,885)        21,565,646      (3,561,315)       (8,065,823)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,166,108         3,231,894        4,624,296         2,309,427
   Net transfers (including
     fixed account)...............        17,714,601       (9,606,231)        6,652,908         4,727,833
   Contract charges...............       (2,641,500)       (2,466,657)      (1,032,788)         (974,058)
   Transfers for contract benefits
     and terminations.............      (20,453,721)      (17,796,650)      (8,003,438)       (8,971,260)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,214,512)      (26,637,644)        2,240,978       (2,908,058)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,511,397)       (5,071,998)      (1,320,337)      (10,973,881)
NET ASSETS:
   Beginning of year..............       255,401,966       260,473,964      101,223,288       112,197,169
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    249,890,569  $    255,401,966  $    99,902,951  $    101,223,288
                                    ================  ================  ===============  ================


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2015              2014            2015              2014
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,005,253)  $   (2,176,457)  $     (772,570)  $      (798,862)
   Net realized gains (losses)....         5,492,282        4,329,229       14,703,805         8,367,458
   Change in unrealized gains
     (losses) on investments......       (4,849,556)      (5,677,025)     (21,801,085)       (3,199,788)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,362,527)      (3,524,253)      (7,869,850)         4,368,808
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,474,898        1,992,969        3,655,588         2,652,120
   Net transfers (including
     fixed account)...............       (3,545,710)      (5,425,832)        1,761,396         5,859,193
   Contract charges...............       (1,236,383)      (1,280,963)      (1,338,539)       (1,176,186)
   Transfers for contract benefits
     and terminations.............      (13,484,634)     (13,905,156)     (11,537,242)       (7,916,247)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,791,829)     (18,618,982)      (7,458,797)         (581,120)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,154,356)     (22,143,235)     (15,328,647)         3,787,688
NET ASSETS:
   Beginning of year..............       150,104,225      172,247,460      144,858,146       141,070,458
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $    131,949,869  $   150,104,225  $   129,529,499  $    144,858,146
                                    ================  ===============  ===============  ================

                                                   MSF                                MSF
                                     T. ROWE PRICE LARGE CAP GROWTH     T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,957,599)  $   (2,482,158)  $      (160,395)  $      (153,247)
   Net realized gains (losses)....        34,270,652       14,393,834         1,535,562         1,464,690
   Change in unrealized gains
     (losses) on investments......      (16,807,403)      (1,397,928)       (1,319,353)         (830,342)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,505,650       10,513,748            55,814           481,101
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,861,358        2,948,471         1,208,773           281,198
   Net transfers (including
     fixed account)...............        65,812,017       17,437,802         1,417,304         (504,932)
   Contract charges...............       (1,679,181)      (1,330,553)          (67,963)          (62,439)
   Transfers for contract benefits
     and terminations.............      (17,010,364)     (14,540,202)         (775,788)         (741,321)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,983,830        4,515,518         1,782,326       (1,027,494)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        66,489,480       15,029,266         1,838,140         (546,393)
NET ASSETS:
   Beginning of year..............       166,959,337      151,930,071         9,976,420        10,522,813
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    233,448,817  $   166,959,337  $     11,814,560  $      9,976,420
                                    ================  ===============  ================  ================

                                                   MSF
                                    VAN ECK GLOBAL NATURAL RESOURCES
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015             2014
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,169,677)  $    (1,294,356)
   Net realized gains (losses)....      (1,908,883)         1,787,878
   Change in unrealized gains
     (losses) on investments......     (29,752,057)      (19,515,189)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (32,830,617)      (19,021,667)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          905,618           402,973
   Net transfers (including
     fixed account)...............       23,947,255         8,185,185
   Contract charges...............      (1,200,210)       (1,298,545)
   Transfers for contract benefits
     and terminations.............      (5,238,300)       (5,429,317)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       18,414,363         1,860,296
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (14,416,254)      (17,161,371)
NET ASSETS:
   Beginning of year..............       89,288,128       106,449,499
                                    ---------------  ----------------
   End of year....................  $    74,871,874  $     89,288,128
                                    ===============  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MSF WESTERN ASSET MANAGEMENT              MSF WESTERN ASSET
                                       STRATEGIC BOND OPPORTUNITIES         MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (a)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,666  $            (5)  $      1,639,088  $        697,614
   Net realized gains (losses)....              (74)                --          (87,820)           (3,865)
   Change in unrealized gains
     (losses) on investments......           (7,019)                48       (4,546,618)         2,454,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,427)                43       (2,995,350)         3,147,960
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,520            12,700         4,788,989         5,112,381
   Net transfers (including
     fixed account)...............            89,485                --        14,987,445         2,857,487
   Contract charges...............                --                --       (3,201,899)       (3,072,371)
   Transfers for contract benefits
     and terminations.............              (11)                --      (21,366,180)      (23,830,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           187,994            12,700       (4,791,645)      (18,932,686)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           182,567            12,743       (7,786,995)      (15,784,726)
NET ASSETS:
   Beginning of year..............            12,743                --       276,085,662       291,870,388
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        195,310  $         12,743  $    268,298,667  $    276,085,662
                                    ================  ================  ================  ================

                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        287,887  $    (6,367,120)  $           (75)  $           (88)
   Net realized gains (losses)....       210,355,423        91,018,865             1,363             1,471
   Change in unrealized gains
     (losses) on investments......     (207,207,827)      (33,491,386)           (1,296)           (1,551)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,435,483        51,160,359               (8)             (168)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,414,204         3,408,051                --                --
   Net transfers (including
     fixed account)...............      (35,779,438)      (44,285,835)                --                --
   Contract charges...............       (4,607,450)       (4,874,727)                --                --
   Transfers for contract benefits
     and terminations.............      (47,777,157)      (54,954,173)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,749,841)     (100,706,684)           (1,783)           (1,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,314,358)      (49,546,325)           (1,791)           (1,978)
NET ASSETS:
   Beginning of year..............       609,015,113       658,561,438             9,013            10,991
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    527,700,755  $    609,015,113  $          7,222  $          9,013
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND              MAIN STREET SMALL CAP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            216  $            347  $      (857,651)  $      (875,296)
   Net realized gains (losses)....             (275)             (267)        21,226,168        21,968,724
   Change in unrealized gains
     (losses) on investments......                29               416      (28,993,857)       (9,177,366)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (30)               496       (8,625,340)        11,916,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         2,437,344         3,589,850
   Net transfers (including
     fixed account)...............                --                --       (2,506,338)       (3,769,755)
   Contract charges...............                --                --       (1,313,735)       (1,193,884)
   Transfers for contract benefits
     and terminations.............             (839)             (796)       (7,209,455)       (7,121,166)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (839)             (796)       (8,592,184)       (8,494,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (869)             (300)      (17,217,524)         3,421,107
NET ASSETS:
   Beginning of year..............             8,346             8,646       126,466,514       123,045,407
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          7,477  $          8,346  $    109,248,990  $    126,466,514
                                    ================  ================  ================  ================


                                        OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (504)  $          (589)
   Net realized gains (losses)....            18,609             5,285
   Change in unrealized gains
     (losses) on investments......          (16,156)             4,566
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             1,949             9,262
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,470)           (7,216)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,521)             2,046
NET ASSETS:
   Beginning of year..............           106,085           104,039
                                    ----------------  ----------------
   End of year....................  $        104,564  $        106,085
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                       PIMCO VIT
                                            OPPENHEIMER VA MONEY             COMMODITYREALRETURN STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015              2014              2015            2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (50)  $           (53)  $          1,234  $              11
   Net realized gains (losses).....                 --                --           (4,694)                 --
   Change in unrealized gains
     (losses) on investments.......                 --                --          (56,415)            (1,741)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (50)              (53)          (59,875)            (1,730)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           279,525             14,900
   Net transfers (including
     fixed account)................                 --                --            38,967                 --
   Contract charges................                 --                --               (3)                 --
   Transfers for contract benefits
     and terminations..............              (151)             (154)          (21,699)                 --
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......              (151)             (154)           296,790             14,900
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............              (201)             (207)           236,915             13,170
NET ASSETS:
   Beginning of year...............              3,793             4,000            13,170                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           3,592  $          3,793  $        250,085  $          13,170
                                     =================  ================  ================  =================


                                       PIMCO VIT EMERGING MARKETS BOND       PIMCO VIT UNCONSTRAINED BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015            2014 (a)             2015             2014 (a)
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          8,655  $              29  $          5,688  $              --
   Net realized gains (losses).....             1,363                 --             (255)                 --
   Change in unrealized gains
     (losses) on investments.......          (28,200)                 76          (13,479)                (4)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (18,182)                105           (8,046)                (4)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           401,043             15,098           236,532              4,763
   Net transfers (including
     fixed account)................            27,329                 --            61,782                 --
   Contract charges................               (2)                 --               (6)                 --
   Transfers for contract benefits
     and terminations..............          (18,594)                (1)          (13,158)                 --
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           409,776             15,097           285,150              4,763
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           391,594             15,202           277,104              4,759
NET ASSETS:
   Beginning of year...............            15,202                 --             4,759                 --
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        406,796  $          15,202  $        281,863  $           4,759
                                     ================  =================  ================  =================


                                          PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2015              2014              2015               2014
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (582,428)  $      (535,991)  $           1,096  $          1,768
   Net realized gains (losses).....         9,032,785        11,686,087             38,298            47,876
   Change in unrealized gains
     (losses) on investments.......      (13,899,812)       (2,093,671)           (31,282)            16,387
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,449,455)         9,056,425              8,112            66,031
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,033,056         2,291,113              3,056               305
   Net transfers (including
     fixed account)................         (692,772)       (1,539,510)           (13,623)          (41,306)
   Contract charges................         (665,918)         (602,056)            (2,978)           (3,087)
   Transfers for contract benefits
     and terminations..............       (6,137,579)       (6,203,018)            (3,545)          (24,717)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,463,213)       (6,053,471)           (17,090)          (68,805)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (10,912,668)         3,002,954            (8,978)           (2,774)
NET ASSETS:
   Beginning of year...............        74,902,996        71,900,042            249,879           252,653
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     63,990,328  $     74,902,996  $         240,901  $        249,879
                                     ================  ================  =================  ================


                                         T. ROWE PRICE GROWTH STOCK
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2015              2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (66,257)  $        (68,593)
   Net realized gains (losses).....          1,195,637          1,582,180
   Change in unrealized gains
     (losses) on investments.......          (416,328)          (938,069)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            713,052            575,518
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            221,245            239,809
   Net transfers (including
     fixed account)................          (580,009)          (718,459)
   Contract charges................            (1,330)            (1,508)
   Transfers for contract benefits
     and terminations..............          (805,724)          (922,810)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,165,818)        (1,402,968)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (452,766)          (827,450)
NET ASSETS:
   Beginning of year...............          7,511,742          8,339,192
                                     -----------------  -----------------
   End of year.....................  $       7,058,976  $       7,511,742
                                     =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      T. ROWE PRICE INTERNATIONAL STOCK        T. ROWE PRICE PRIME RESERVE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015              2014               2015               2014
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (526)  $           1,560  $         (4,409)  $         (5,357)
   Net realized gains (losses).....             33,135             23,491                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (36,641)           (35,473)                 --                 --
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (4,032)           (10,422)            (4,409)            (5,357)
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             14,912             33,720                 --                 --
   Net transfers (including
     fixed account)................           (98,531)           (46,190)              2,822             24,583
   Contract charges................              (109)              (139)              (131)              (128)
   Transfers for contract benefits
     and terminations..............          (117,510)            (9,346)           (15,458)           (63,332)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (201,238)           (21,955)           (12,767)           (38,877)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (205,270)           (32,377)           (17,176)           (44,234)
NET ASSETS:
   Beginning of year...............            623,024            655,401            514,215            558,449
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         417,754  $         623,024  $         497,039  $         514,215
                                     =================  =================  =================  =================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                UIF GLOBAL INFRASTRUCTURE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2015               2014               2015            2014 (a)
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (987)  $         (1,774)  $            201  $             (4)
   Net realized gains (losses).....             27,006             44,532            14,300                 --
   Change in unrealized gains
     (losses) on investments.......           (33,756)           (24,999)          (52,813)                 44
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (7,737)             17,759          (38,312)                 40
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --              1,080           309,552              8,425
   Net transfers (including
     fixed account)................              2,550           (33,535)            88,579                 --
   Contract charges................              (112)              (128)               (5)                 --
   Transfers for contract benefits
     and terminations..............           (32,709)           (23,622)          (22,594)                 --
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (30,271)           (56,205)           375,532              8,425
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (38,008)           (38,446)           337,220              8,465
NET ASSETS:
   Beginning of year...............            253,840            292,286             8,465                 --
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $         215,832  $         253,840  $        345,685  $           8,465
                                     =================  =================  ================  =================


                                     VAN ECK VIP LONG/SHORT EQUITY INDEX
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015            2014 (a)
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,955)  $           (10)
   Net realized gains (losses).....               302                --
   Change in unrealized gains
     (losses) on investments.......           (6,810)                80
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (8,463)                70
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           227,796            16,699
   Net transfers (including
     fixed account)................            27,028                --
   Contract charges................               (5)                --
   Transfers for contract benefits
     and terminations..............           (2,806)                --
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           252,013            16,699
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           243,550            16,769
NET ASSETS:
   Beginning of year...............            16,769                --
                                     ----------------  ----------------
   End of year.....................  $        260,319  $         16,769
                                     ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc.
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

Alger Small Cap Growth Sub-Account                       LMPVET Permal Alternative Select VIT Sub-Account
American Funds Bond Sub-Account                          LMPVET QS Legg Mason Variable Conservative
American Funds Global Growth Sub-Account                    Growth Sub-Account
American Funds Global Small Capitalization               LMPVET QS Legg Mason Variable Growth
   Sub-Account (a)                                          Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Legg Mason Variable Moderate Growth
American Funds Growth-Income Sub-Account                    Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVIT Western Asset Variable Global High Yield
Deutsche I CROCI International Sub-Account                  Bond Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Investors Trust Sub-Account
Federated Kaufman Sub-Account                            MFS VIT New Discovery Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MFS VIT Research Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Equity-Income Sub-Account                   MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP FundsManager 50% Sub-Account                   Plus Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Balanced Allocation
Fidelity VIP Government Money Market                        Sub-Account
   Sub-Account (a)                                       MIST American Funds Growth Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Growth Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST American Funds Moderate Allocation
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST AQR Global Risk Balanced Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Small Cap Value VIP Sub-Account             Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST BlackRock High Yield Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Clarion Global Real Estate Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST ClearBridge Aggressive Growth Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Comstock Sub-Account
Ivy Funds VIP Asset Strategy Sub-Account                 MIST Invesco Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Appreciation Sub-            MIST JPMorgan Global Active Allocation
   Account                                                  Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Met/Artisan International Sub-Account (b)
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 40 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Multi-Index Targeted Risk                     MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                             MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Emerging Markets Equity Sub-Account               MSF MFS Total Return Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Value Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MSCI EAFE Index Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF Neuberger Berman Genesis Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pioneer Fund Sub-Account (a)                          MSF Van Eck Global Natural Resources Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)              MSF Western Asset Management Strategic Bond
MIST Pyramis Government Income Sub-Account                   Opportunities Sub-Account
MIST Pyramis Managed Risk Sub-Account                      MSF Western Asset Management U.S. Government
MIST Schroders Global Multi-Asset Sub-Account                Sub-Account (a)
MIST SSGA Growth and Income ETF Sub-Account                MSF WMC Core Equity Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           Neuberger Berman Genesis Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)         Oppenheimer VA Core Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account              Oppenheimer VA Main Street Small Cap Sub-Account (a)
MIST TCW Core Fixed Income Sub-Account (b)                 Oppenheimer VA Main Street Sub-Account
MIST WMC Large Cap Research Sub-Account (a)                Oppenheimer VA Money Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    PIMCO VIT CommodityRealReturn Strategy
MSF Barclays Aggregate Bond Index Sub-Account (a)            Sub-Account
MSF BlackRock Bond Income Sub-Account (a)                  PIMCO VIT Emerging Markets Bond Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT Unconstrained Bond Sub-Account
MSF BlackRock Large Cap Value Sub-Account (a)              Pioneer VCT Mid Cap Value Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Pioneer VCT Real Estate Shares Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    T. Rowe Price Growth Stock Sub-Account
MSF Jennison Growth Sub-Account (a)                        T. Rowe Price International Stock Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               T. Rowe Price Prime Reserve Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account
MSF Met/Dimensional International Small Company            UIF Global Infrastructure Sub-Account
   Sub-Account                                             Van Eck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2015.

B. The following Sub-Accounts had no net assets as of December 31, 2015:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                                New Name

ClearBridge Variable Equity Income Portfolio               ClearBridge Variable Dividend Strategy Portfolio
Deutsche International VIP Portfolio                       Deutsche CROCI International VIP Portfolio
Fidelity VIP Money Market Portfolio                        Fidelity VIP Government Money Market Portfolio
Legg Mason Variable Lifestyle Allocation 50% Portfolio     QS Legg Mason Variable Conservative Growth Portfolio
Legg Mason Variable Lifestyle Allocation 70% Portfolio     QS Legg Mason Variable Moderate Growth Portfolio
Legg Mason Variable Lifestyle Allocation 85% Portfolio     QS Legg Mason Variable Growth Portfolio
(MIST) AllianceBernstein Global Dynamic Allocation         (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio                (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                           (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     Alger Small Cap Growth Sub-Account........................      2,355,066        63,230,291       14,378,495          7,710,796
     American Funds Bond Sub-Account...........................     13,848,018       148,136,456       13,072,626         12,884,479
     American Funds Global Growth Sub-Account..................     11,479,552       259,370,639       36,423,899         35,777,060
     American Funds Global Small Capitalization Sub-Account....      4,734,263        96,212,103       13,833,933         14,335,412
     American Funds Growth Sub-Account.........................     11,140,425       631,373,024      171,472,025        122,256,344
     American Funds Growth-Income Sub-Account..................      7,958,496       305,334,067       62,606,723         40,545,837
     BlackRock Global Allocation V.I. Sub-Account..............        120,164         1,685,370        1,708,559             31,985
     Deutsche I CROCI International Sub-Account................      1,747,776        17,400,918          989,610          2,027,079
     Federated High Income Bond Sub-Account....................          3,936            27,557            1,489                698
     Federated Kaufman Sub-Account.............................          2,753            39,439            6,922              2,334
     Fidelity VIP Asset Manager Sub-Account....................      4,830,719        74,719,511        7,432,256          9,603,851
     Fidelity VIP Contrafund Sub-Account.......................     17,226,912       447,161,128       80,233,934         73,105,222
     Fidelity VIP Equity-Income Sub-Account....................        242,382         5,459,115          686,031            515,628
     Fidelity VIP FundsManager 50% Sub-Account.................    371,873,644     4,381,466,033    1,079,415,286         28,130,144
     Fidelity VIP FundsManager 60% Sub-Account.................    333,518,033     3,324,168,601      319,226,940        326,627,104
     Fidelity VIP Government Money Market Sub-Account..........     49,654,026        49,654,026      214,882,162        216,175,794
     Fidelity VIP Growth Sub-Account...........................      2,447,543        95,074,592        6,238,361         18,991,462
     Fidelity VIP Index 500 Sub-Account........................        301,430        39,631,209        1,320,771          8,883,075
     Fidelity VIP Mid Cap Sub-Account..........................     12,607,119       376,704,644       55,223,784         40,357,611
     Fidelity VIP Overseas Sub-Account.........................        241,918         4,431,293          208,962            661,206
     FTVIPT Franklin Income VIP Sub-Account....................     17,838,182       269,353,824       15,932,938         24,835,508
     FTVIPT Franklin Mutual Shares VIP Sub-Account.............      6,677,684       117,476,711       14,265,416         18,711,725
     FTVIPT Franklin Small Cap Value VIP Sub-Account...........      6,278,204       106,432,174       20,500,049          8,675,899
     FTVIPT Templeton Foreign VIP Sub-Account..................      5,000,181        74,818,868        8,417,023          6,791,064
     FTVIPT Templeton Global Bond VIP Sub-Account..............     14,090,743       258,392,860       23,316,811         19,951,628
     Invesco V.I. American Franchise Sub-Account...............            261            14,493            2,369              3,166
     Invesco V.I. Core Equity Sub-Account......................          5,064           134,103           21,748             50,446
     Invesco V.I. Equity and Income Sub-Account................     38,323,734       554,012,164       79,369,995         50,724,279
     Invesco V.I. Growth and Income Sub-Account................            332             6,025            1,245                220
     Invesco V.I. International Growth Sub-Account.............      7,759,970       211,494,664        6,809,371         16,238,646
     Ivy Funds VIP Asset Strategy Sub-Account..................         38,262           377,484          337,509              4,875
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account.............................................     11,449,074       218,687,230       44,318,103         21,671,149
     LMPVET ClearBridge Variable Appreciation Sub-Account......     11,563,347       297,140,955       19,313,650         36,226,822
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account.............................................     12,389,916       143,095,024        8,598,187         15,460,650
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account.............................................        184,088         3,342,169          633,413          1,287,819
     LMPVET ClearBridge Variable Large Cap Value Sub-Account...        421,201         7,154,101        1,388,095          1,940,924
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account.............................................      4,849,452        85,464,744        4,887,578         11,925,433
     LMPVET Permal Alternative Select VIT Sub-Account..........      1,085,601        10,958,708       10,339,484             21,046
     LMPVET QS Legg Mason Variable Conservative Growth
       Sub-Account.............................................      2,717,825        34,138,089        3,812,743          6,641,794
     LMPVET QS Legg Mason Variable Growth Sub-Account..........      5,923,610        73,275,861       12,292,737          8,652,189
     LMPVET QS Legg Mason Variable Moderate Growth
       Sub-Account.............................................         91,574         1,033,097           31,688            639,181
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account.............................................     13,268,235       106,937,599        7,331,659         10,244,244
     MFS VIT Investors Trust Sub-Account.......................            334             6,652            1,088                765
     MFS VIT New Discovery Sub-Account.........................          2,537            39,044            1,295                582
     MFS VIT Research Sub-Account..............................            982            17,782            2,213                585
     MIST AB Global Dynamic Allocation Sub-Account.............    288,512,336     2,919,562,798      260,836,817        223,104,319

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................      5,920,933       62,871,167       44,540,840           598,037
     MIST American Funds Balanced Allocation Sub-Account........    312,104,374    2,841,982,768      227,325,371       288,560,524
     MIST American Funds Growth Allocation Sub-Account..........    183,397,189    1,563,853,828      167,031,275       126,070,038
     MIST American Funds Growth Sub-Account.....................     52,907,778      471,460,074       79,315,113        64,917,625
     MIST American Funds Moderate Allocation Sub-Account........    158,822,590    1,476,078,863      104,883,641       174,155,461
     MIST AQR Global Risk Balanced Sub-Account..................    290,506,782    3,059,376,698      433,594,405       308,707,771
     MIST BlackRock Global Tactical Strategies Sub-Account......    496,435,880    4,905,277,414      325,778,125       319,069,872
     MIST BlackRock High Yield Sub-Account......................     29,547,286      241,598,082       49,935,479        47,109,047
     MIST Clarion Global Real Estate Sub-Account................     24,620,287      280,578,869       17,278,764        42,865,609
     MIST ClearBridge Aggressive Growth Sub-Account.............     34,363,255      345,778,882       39,512,396        90,085,220
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     12,472,799      165,934,368       46,523,802        30,587,208
     MIST Harris Oakmark International Sub-Account..............     45,158,699      648,599,666      109,629,939        69,903,628
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     84,648,132      873,291,275      121,666,512        58,313,665
     MIST Invesco Comstock Sub-Account..........................     50,308,258      592,057,144       51,225,077        71,700,737
     MIST Invesco Mid Cap Value Sub-Account.....................     14,120,348      236,999,707       41,798,086        18,328,248
     MIST Invesco Small Cap Growth Sub-Account..................     20,461,190      296,713,941       95,143,203        29,839,297
     MIST JPMorgan Core Bond Sub-Account........................     33,204,964      347,591,755       31,324,503        39,338,685
     MIST JPMorgan Global Active Allocation Sub-Account.........     90,405,180      985,230,242      196,958,449        38,121,134
     MIST JPMorgan Small Cap Value Sub-Account..................      1,528,136       21,546,244        3,305,310         3,687,274
     MIST Loomis Sayles Global Markets Sub-Account..............     10,803,168      128,690,247        8,777,019        24,580,444
     MIST Lord Abbett Bond Debenture Sub-Account................     17,430,948      214,320,076       42,083,741        50,886,390
     MIST Met/Artisan International Sub-Account (a).............         12,610          125,033          135,399             9,602
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,533,577       67,764,150        9,340,487        16,238,390
     MIST Met/Franklin Low Duration Total Return Sub-Account....     16,525,442      164,324,813       30,507,040        39,519,046
     MIST Met/Templeton International Bond Sub-Account..........      4,282,038       49,373,238        6,435,555         5,589,698
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,918,511      489,142,043       61,521,639        61,922,073
     MIST MetLife Balanced Plus Sub-Account.....................    644,431,730    6,613,133,710      662,144,626       407,850,330
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     54,546,593      630,215,516      246,983,041         2,764,956
     MIST MetLife Small Cap Value Sub-Account...................     18,899,246      266,621,503      100,132,135        42,565,106
     MIST MFS Emerging Markets Equity Sub-Account...............     45,249,982      437,241,988       34,510,262        30,147,263
     MIST MFS Research International Sub-Account................     26,245,169      284,876,446       20,404,499        24,547,796
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,562,115      157,094,455        5,038,569        13,766,717
     MIST Oppenheimer Global Equity Sub-Account.................      3,202,483       56,260,471        2,530,473        10,510,744
     MIST PanAgora Global Diversified Risk Sub-Account..........      2,195,832       22,668,341       14,204,563         1,790,375
     MIST PIMCO Inflation Protected Bond Sub-Account............     68,786,884      751,593,799       45,925,286        88,368,243
     MIST PIMCO Total Return Sub-Account........................    140,389,103    1,654,651,441      175,985,035       293,803,806
     MIST Pioneer Fund Sub-Account..............................     22,046,448      292,593,443       43,253,920        31,796,616
     MIST Pioneer Strategic Income Sub-Account..................     87,455,977      927,996,105      112,105,542       101,414,610
     MIST Pyramis Government Income Sub-Account.................     61,476,853      659,420,980      126,643,040       144,217,112
     MIST Pyramis Managed Risk Sub-Account......................     32,529,415      359,164,091      215,549,683         8,786,462
     MIST Schroders Global Multi-Asset Sub-Account..............     49,944,342      548,231,348      111,532,405        12,859,590
     MIST SSGA Growth and Income ETF Sub-Account................    119,135,707    1,305,264,133      120,027,651       143,349,952
     MIST SSGA Growth ETF Sub-Account...........................     41,388,322      435,694,559       60,261,483        47,114,956
     MIST T. Rowe Price Large Cap Value Sub-Account.............     21,099,963      563,746,478       32,408,601       113,740,644
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     45,093,243      401,076,245       93,058,605        95,044,351
     MIST TCW Core Fixed Income Sub-Account (b).................          7,357           73,381           75,093             1,708
     MIST WMC Large Cap Research Sub-Account....................      1,128,198       11,283,489        1,965,363         3,043,022
     MSF Baillie Gifford International Stock Sub-Account........     24,415,270      229,188,357       10,842,768        39,778,776
     MSF Barclays Aggregate Bond Index Sub-Account..............     22,956,517      250,608,195       57,821,825        19,607,697
     MSF BlackRock Bond Income Sub-Account......................        658,083       70,367,938       17,395,664         9,154,403
     MSF BlackRock Capital Appreciation Sub-Account.............        392,380       11,511,002        4,375,193         3,117,970
     MSF BlackRock Large Cap Value Sub-Account..................        493,277        4,983,246        1,395,446           747,110

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF BlackRock Money Market Sub-Account.....................      3,985,912      398,591,067      126,936,904       124,232,397
     MSF Frontier Mid Cap Growth Sub-Account....................      2,368,323       71,567,919       21,615,506        20,608,328
     MSF Jennison Growth Sub-Account............................     33,154,108      403,712,116       85,538,611        87,065,387
     MSF Loomis Sayles Small Cap Core Sub-Account...............         52,980       12,359,178        2,471,795         1,441,372
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         26,451          361,787           99,229            20,342
     MSF Met/Artisan Mid Cap Value Sub-Account..................        938,791      203,304,308       34,251,406        31,760,729
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,895,964       69,435,146       20,981,412         8,454,738
     MSF MetLife Asset Allocation 20 Sub-Account................      6,043,200       67,790,811       43,980,658        17,026,698
     MSF MetLife Asset Allocation 40 Sub-Account................    360,316,603    4,387,861,298      277,146,048       711,586,494
     MSF MetLife Asset Allocation 60 Sub-Account................    535,955,717    6,928,365,464      503,014,284       786,519,114
     MSF MetLife Asset Allocation 80 Sub-Account................    417,674,600    5,909,872,568      309,678,085       608,169,393
     MSF MetLife Mid Cap Stock Index Sub-Account................      7,146,688      105,296,144       20,161,196        13,603,764
     MSF MetLife Stock Index Sub-Account........................     12,930,300      415,907,673       75,229,942       103,398,431
     MSF MFS Total Return Sub-Account...........................        253,745       36,901,507        4,688,949         6,945,006
     MSF MFS Value Sub-Account..................................     16,687,326      248,580,734       78,309,212        38,864,054
     MSF MSCI EAFE Index Sub-Account............................      8,403,413      100,466,896       21,980,550        17,998,800
     MSF Neuberger Berman Genesis Sub-Account...................      7,403,566      106,719,568        6,552,183        25,349,227
     MSF Russell 2000 Index Sub-Account.........................      7,366,854      110,885,945       28,464,068        28,108,785
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,418,721      221,668,115      102,485,751        22,088,341
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        551,452        9,888,921        4,797,316         2,163,411
     MSF Van Eck Global Natural Resources Sub-Account...........      9,916,815      129,097,399       26,080,154         8,835,440
     MSF Western Asset Management Strategic Bond
       Opportunities Sub-Account................................         15,679          202,336          192,611             2,901
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,655,758      272,194,206       23,994,098        27,146,620
     MSF WMC Core Equity Opportunities Sub-Account..............     18,746,732      530,760,360      207,247,955        96,052,317
     Neuberger Berman Genesis Sub-Account.......................            134            5,390              680             1,866
     Oppenheimer VA Core Bond Sub-Account.......................            971            9,795              328               943
     Oppenheimer VA Main Street Small Cap Sub-Account...........      5,189,900       91,354,051       19,896,137        11,672,920
     Oppenheimer VA Main Street Sub-Account.....................          3,576           80,459           21,692             9,674
     Oppenheimer VA Money Sub-Account...........................          3,600            3,600                1               203
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         36,301          308,268          330,596            32,559
     PIMCO VIT Emerging Markets Bond Sub-Account................         34,772          434,957          442,008            21,500
     PIMCO VIT Unconstrained Bond Sub-Account...................         28,416          295,373          304,485            13,549
     Pioneer VCT Mid Cap Value Sub-Account......................      3,421,946       62,349,215        9,778,379         7,760,645
     Pioneer VCT Real Estate Shares Sub-Account.................         12,326          197,573           55,051            43,337
     T. Rowe Price Growth Stock Sub-Account.....................        131,550        4,757,107        1,086,203         1,841,171
     T. Rowe Price International Stock Sub-Account..............         27,340          389,753           77,733           278,418
     T. Rowe Price Prime Reserve Sub-Account....................        497,039          497,039          426,631           443,807
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          8,211          214,678           46,822            58,958
     UIF Global Infrastructure Sub-Account......................         49,040          398,502          413,926            21,414
     Van Eck VIP Long/Short Equity Index Sub-Account............         10,780          267,079          274,098            23,141

(a)  Commenced November 19, 2014 and began transactions in 2015.
(b)  For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014             2015            2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
Units issued and transferred
   from other funding options....         111,356          162,051          957,597       1,138,757          545,519         958,883
Units redeemed and transferred to
   other funding options.........       (573,381)        (578,312)      (1,131,437)     (1,166,873)      (1,258,668)     (1,098,505)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,297,014       3,375,743        3,527,704        3,937,244
Units issued and transferred
   from other funding options....          395,266         375,100           54,060          132,323
Units redeemed and transferred to
   other funding options.........        (568,586)       (453,829)        (506,207)        (541,863)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,123,694       3,297,014        3,075,557        3,527,704
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........       2,378,568        2,581,885
Units issued and transferred
   from other funding options....         137,901          209,589
Units redeemed and transferred to
   other funding options.........       (336,676)        (412,906)
                                   --------------  ---------------
Units end of year................       2,179,793        2,378,568
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015             2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........              402               --         1,732,959        1,888,612
Units issued and transferred
   from other funding options....           92,990              402            95,371          102,848
Units redeemed and transferred to
   other funding options.........         (16,023)               --         (264,570)        (258,501)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           77,369              402         1,563,760        1,732,959
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015              2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,534            2,545            5,676            5,836
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (31)             (11)            (185)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,503            2,534            5,491            5,676
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,426,360        5,885,530       20,382,633       17,717,451
Units issued and transferred
   from other funding options....          153,576          170,327        3,996,402        5,468,074
Units redeemed and transferred to
   other funding options.........        (659,083)        (629,497)      (2,725,988)      (2,802,892)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,920,853        5,426,360       21,653,047       20,382,633
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          303,711          341,560      268,426,412      158,954,030
Units issued and transferred
   from other funding options....              911            3,835       83,556,244      117,006,306
Units redeemed and transferred to
   other funding options.........         (24,435)         (41,684)     (11,580,065)      (7,533,924)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          280,187          303,711      340,402,591      268,426,412
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET                 FIDELITY VIP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------  ------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      319,425,019      333,151,686       5,894,288       8,307,410       7,538,876        8,194,380
Units issued and transferred
   from other funding options....          457,348          415,030     107,299,143     142,794,372         221,157          316,464
Units redeemed and transferred to
   other funding options.........     (20,236,300)     (14,141,697)   (107,428,684)   (145,207,494)       (917,475)        (971,968)
                                   ---------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year................      299,646,067      319,425,019       5,764,747       5,894,288       6,842,558        7,538,876
                                   ===============  ===============  ==============  ==============  ==============  ===============



                                        FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2015             2014
                                   ---------------  ---------------

Units beginning of year..........        2,778,454        3,091,556
Units issued and transferred
   from other funding options....           11,728           17,659
Units redeemed and transferred to
   other funding options.........        (325,622)        (330,761)
                                   ---------------  ---------------
Units end of year................        2,464,560        2,778,454
                                   ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,445,624        7,792,671          411,275         447,143
Units issued and transferred
   from other funding options....          425,914          669,936           16,903          21,166
Units redeemed and transferred to
   other funding options.........        (973,361)      (1,016,983)         (52,156)        (57,034)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,898,177        7,445,624          376,022         411,275
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,717,186        4,919,666        5,080,687        5,477,366
Units issued and transferred
   from other funding options....         429,783          486,023          225,032          353,975
Units redeemed and transferred to
   other funding options.........       (731,785)        (688,503)        (769,269)        (750,654)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,415,184        4,717,186        4,536,450        5,080,687
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,145,054        9,184,423        2,354,783        2,457,017
Units issued and transferred
   from other funding options....         842,504        1,139,686          310,306          274,424
Units redeemed and transferred to
   other funding options.........     (1,204,116)      (1,179,055)        (382,147)        (376,658)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,783,442        9,145,054        2,282,942        2,354,783
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2015             2014              2015              2014
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,667,617       12,950,902             1,911           22,147
Units issued and transferred
   from other funding options....         1,072,638        1,551,847               277            2,240
Units redeemed and transferred to
   other funding options.........       (1,795,110)      (1,835,132)             (363)         (22,476)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,945,145       12,667,617             1,825            1,911
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           34,703            39,835       30,622,887        31,328,255
Units issued and transferred
   from other funding options....              222                17        2,239,714         3,381,596
Units redeemed and transferred to
   other funding options.........          (7,336)           (5,149)      (3,896,320)       (4,086,964)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           27,589            34,703       28,966,281        30,622,887
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2015              2014              2015             2014
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              665        13,799,854        8,820,511         8,901,354
Units issued and transferred
   from other funding options....            4,318           379,286          732,708           898,858
Units redeemed and transferred to
   other funding options.........          (4,329)      (14,178,475)      (1,018,727)         (979,701)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              654               665        8,534,492         8,820,511
                                   ===============  ================  ===============  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                    IVY FUNDS VIP ASSET STRATEGY      VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015          2014 (a)          2015             2014            2015             2014
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........            2,575              --      11,333,726       11,979,001        8,268,721       8,604,407
Units issued and transferred
   from other funding options....           18,664           2,575       1,598,334        1,920,641          641,450         851,450
Units redeemed and transferred to
   other funding options.........            (339)              --     (1,840,073)      (2,565,916)      (1,163,243)     (1,187,136)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           20,900           2,575      11,091,987       11,333,726        7,746,928       8,268,721
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        9,796,222       10,244,154         200,379          242,954
Units issued and transferred
   from other funding options....          936,597        1,214,502           6,846           14,647
Units redeemed and transferred to
   other funding options.........      (1,340,971)      (1,662,434)        (51,225)         (57,222)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,391,848        9,796,222         156,000          200,379
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   ---------------  --------------

Units beginning of year..........          369,225         319,601
Units issued and transferred
   from other funding options....           61,713         102,351
Units redeemed and transferred to
   other funding options.........         (97,661)        (52,727)
                                   ---------------  --------------
Units end of year................          333,277         369,225
                                   ===============  ==============

                                         LMPVET CLEARBRIDGE                  LMPVET PERMAL                LMPVET QS LEGG MASON
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015           2014 (a)          2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,105,606        4,102,827          64,025               --       1,866,299        2,011,433
Units issued and transferred
   from other funding options....         409,903          797,486       1,126,041           64,025         197,334          227,347
Units redeemed and transferred to
   other funding options.........       (697,748)        (794,707)       (111,209)               --       (332,332)        (372,481)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,817,761        4,105,606       1,078,857           64,025       1,731,301        1,866,299
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        LMPVET QS LEGG MASON             LMPVET QS LEGG MASON         LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH          GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015            2014             2015            2014             2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       4,529,329        4,790,185          98,417          121,395       4,320,147        4,386,878
Units issued and transferred
   from other funding options....         198,570          247,187             697            5,821         404,813          599,910
Units redeemed and transferred to
   other funding options.........       (493,758)        (508,043)        (31,495)         (28,799)       (721,375)        (666,641)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,234,141        4,529,329          67,619           98,417       4,003,585        4,320,147
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,191            3,517            3,178            3,294
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)          (2,326)               --            (116)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,112            1,191            3,178            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,115            8,132      275,344,937     286,256,086
Units issued and transferred
   from other funding options....               --               --       20,797,979      14,726,914
Units redeemed and transferred to
   other funding options.........             (24)          (5,017)     (32,463,925)    (25,638,063)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            3,091            3,115      263,678,991     275,344,937
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015           2014 (b)           2015             2014
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      18,219,524               --      264,143,945      276,830,535
Units issued and transferred
   from other funding options....      46,238,996       19,099,470       12,343,569       16,871,646
Units redeemed and transferred to
   other funding options.........     (4,657,523)        (879,946)     (30,223,961)     (29,558,236)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      59,800,997       18,219,524      246,263,553      264,143,945
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      142,940,560     147,794,512       71,860,704       59,593,818
Units issued and transferred
   from other funding options....       10,181,343      15,093,995       19,365,787       25,206,532
Units redeemed and transferred to
   other funding options.........     (15,652,280)    (19,947,947)     (13,495,892)     (12,939,646)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      137,469,623     142,940,560       77,730,599       71,860,704
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015             2014
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     137,310,606      147,773,215      265,908,083     295,108,196
Units issued and transferred
   from other funding options....       5,116,512        5,811,912       17,722,524      14,864,956
Units redeemed and transferred to
   other funding options.........    (16,264,533)     (16,274,521)     (42,121,857)    (44,065,069)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     126,162,585      137,310,606      241,508,750     265,908,083
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      463,962,556      487,574,727       9,596,910       10,783,682
Units issued and transferred
   from other funding options....       30,759,555       21,197,067       2,244,487        3,291,085
Units redeemed and transferred to
   other funding options.........     (49,509,088)     (44,809,238)     (2,809,723)      (4,477,857)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      445,213,023      463,962,556       9,031,674        9,596,910
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2015            2014              2015             2014
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       17,245,897       11,099,591        38,472,258      36,299,683
Units issued and transferred
   from other funding options....        2,066,679        9,572,619         7,454,895      15,149,360
Units redeemed and transferred to
   other funding options.........      (3,835,574)      (3,426,313)      (10,229,320)    (12,976,785)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       15,477,002       17,245,897        35,697,833      38,472,258
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,477,599        7,939,384       26,551,192      25,769,452
Units issued and transferred
   from other funding options....          909,368        1,518,268        3,949,293       5,859,747
Units redeemed and transferred to
   other funding options.........      (1,873,196)      (1,980,053)      (5,161,480)     (5,078,007)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,513,771        7,477,599       25,339,005      26,551,192
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      758,894,714      800,860,953       43,175,673      26,889,264
Units issued and transferred
   from other funding options....      110,674,691      107,191,182        3,588,670      23,440,874
Units redeemed and transferred to
   other funding options.........    (120,155,059)    (149,157,421)      (6,812,885)     (7,154,465)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      749,414,346      758,894,714       39,951,458      43,175,673
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332       29,439,490
Units issued and transferred
   from other funding options....       1,471,034        3,350,673       2,126,130        1,937,345       5,583,982        8,988,746
Units redeemed and transferred to
   other funding options.........     (1,090,525)      (1,042,705)     (2,412,545)      (3,116,204)     (6,586,714)      (6,023,904)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     747,266,184      649,853,969       1,417,944        1,455,583      10,444,732       10,842,823
Units issued and transferred
   from other funding options....     183,798,458      170,099,962          82,373          187,504       1,293,487        1,881,971
Units redeemed and transferred to
   other funding options.........   (102,144,907)     (72,687,747)       (212,764)        (225,143)     (2,208,091)      (2,280,062)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                                                      MIST MET/
                                          MIST LORD ABBETT             ARTISAN           MIST MET/EATON VANCE
                                           BOND DEBENTURE           INTERNATIONAL            FLOATING RATE
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------------  --------------  --------------------------------
                                        2015            2014          2015 (c)           2015             2014
                                   --------------  --------------  --------------  ---------------  ---------------

Units beginning of year..........       8,190,115       9,341,018              --        6,743,439        7,519,969
Units issued and transferred
   from other funding options....       1,200,893       1,778,947          13,794        1,401,318        1,914,132
Units redeemed and transferred to
   other funding options.........     (2,154,111)     (2,929,850)         (1,000)      (2,159,428)      (2,690,662)
                                   --------------  --------------  --------------  ---------------  ---------------
Units end of year................       7,236,897       8,190,115          12,794        5,985,329        6,743,439
                                   ==============  ==============  ==============  ===============  ===============



                                           MIST MET/FRANKLIN               MIST MET/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015            2014              2015            2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       17,421,682       14,050,793        3,537,497        3,905,329
Units issued and transferred
   from other funding options....        5,572,005        9,769,054          523,212          444,582
Units redeemed and transferred to
   other funding options.........      (6,746,729)      (6,398,165)        (699,593)        (812,414)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,246,958       17,421,682        3,361,116        3,537,497
                                   ===============  ===============  ===============  ===============



                                            MIST METLIFE
                                        ASSET ALLOCATION 100
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2015             2014
                                   ---------------  ---------------

Units beginning of year..........       39,915,870       42,451,280
Units issued and transferred
   from other funding options....        1,828,840        3,131,273
Units redeemed and transferred to
   other funding options.........      (4,601,483)      (5,666,683)
                                   ---------------  ---------------
Units end of year................       37,143,227       39,915,870
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                       MIST METLIFE MULTI-INDEX
                                     MIST METLIFE BALANCED PLUS              TARGETED RISK           MIST METLIFE SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015             2014            2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........     569,859,186      547,096,627     281,516,918     153,950,143       12,299,087      13,992,716
Units issued and transferred
   from other funding options....      52,530,370       67,969,703     195,537,842     155,759,625          696,285       1,447,253
Units redeemed and transferred to
   other funding options.........    (70,175,265)     (45,207,144)    (41,992,748)    (28,192,850)      (2,269,561)     (3,140,882)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................     552,214,291      569,859,186     435,062,012     281,516,918       10,725,811      12,299,087
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                              MIST MFS                         MIST MFS                    MIST MORGAN STANLEY
                                       EMERGING MARKETS EQUITY          RESEARCH INTERNATIONAL               MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014             2015            2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       42,182,331      41,623,177       18,585,662      19,616,483       12,928,550      13,099,903
Units issued and transferred
   from other funding options....        7,953,715      10,380,546        2,420,616       1,973,110        1,292,590       1,969,239
Units redeemed and transferred to
   other funding options.........      (7,511,429)     (9,821,392)      (2,849,938)     (3,003,931)      (1,572,882)     (2,140,592)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       42,624,617      42,182,331       18,156,340      18,585,662       12,648,258      12,928,550
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (b)          2015             2014
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       2,866,078        3,127,720        9,788,108              --       50,751,209      57,648,505
Units issued and transferred
   from other funding options....         127,425          158,724       15,578,995      11,245,493        5,226,296       6,093,264
Units redeemed and transferred to
   other funding options.........       (473,405)        (420,366)      (3,594,824)     (1,457,385)      (9,879,172)    (12,990,560)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,520,098        2,866,078       21,772,279       9,788,108       46,098,333      50,751,209
                                   ==============  ===============  ===============  ==============  ===============  ==============



                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2015            2014             2015            2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      103,504,587     118,419,838       12,549,377       12,432,551
Units issued and transferred
   from other funding options....       11,840,703      16,795,318        1,609,985        2,058,176
Units redeemed and transferred to
   other funding options.........     (23,572,602)    (31,710,569)      (1,714,454)      (1,941,350)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       91,772,688     103,504,587       12,444,908       12,549,377
                                   ===============  ==============  ===============  ===============



                                    MIST PIONEER STRATEGIC INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2015             2014
                                   --------------  ---------------

Units beginning of year..........      54,471,343       41,450,021
Units issued and transferred
   from other funding options....      18,163,596       21,542,858
Units redeemed and transferred to
   other funding options.........     (9,372,481)      (8,521,536)
                                   --------------  ---------------
Units end of year................      63,262,458       54,471,343
                                   ==============  ===============

                                              MIST PYRAMIS
                                            GOVERNMENT INCOME           MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2015            2014             2015            2014
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      62,286,953       69,488,361      14,204,266       7,294,047
Units issued and transferred
   from other funding options......      17,467,934        9,869,116      21,363,188       8,511,959
Units redeemed and transferred to
   other funding options...........    (19,605,618)     (17,070,524)     (4,149,474)     (1,601,740)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      60,149,269       62,286,953      31,417,980      14,204,266
                                     ==============  ===============  ==============  ==============


                                             MIST SCHRODERS                     MIST SSGA
                                           GLOBAL MULTI-ASSET             GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     400,460,215      375,261,358     101,616,119     110,435,377      34,092,389      35,919,224
Units issued and transferred
   from other funding options......     125,494,383       78,123,472       4,020,856       4,643,095       3,610,428       3,767,077
Units redeemed and transferred to
   other funding options...........    (58,703,583)     (52,924,615)    (11,861,984)    (13,462,353)     (4,711,154)     (5,593,912)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     467,251,015      400,460,215      93,774,991     101,616,119      32,991,663      34,092,389
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MIST T. ROWE PRICE
                                             LARGE CAP VALUE
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2015            2014
                                     ---------------  --------------

Units beginning of year............       13,521,347      11,320,980
Units issued and transferred
   from other funding options......        1,142,766       4,566,334
Units redeemed and transferred to
   other funding options...........      (2,513,958)     (2,365,967)
                                     ---------------  --------------
Units end of year..................       12,150,155      13,521,347
                                     ===============  ==============

                                                                       MIST TCW
                                         MIST T. ROWE PRICE              CORE                  MIST WMC
                                           MID CAP GROWTH            FIXED INCOME         LARGE CAP RESEARCH
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  -------------------------------
                                        2015            2014           2015 (d)          2015             2014
                                   --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      32,310,271       37,965,912              --        1,151,671       1,260,254
Units issued and transferred
   from other funding options....       3,078,951        3,650,675           7,607           57,769         135,560
Units redeemed and transferred to
   other funding options.........     (7,602,510)      (9,306,316)           (186)        (195,928)       (244,143)
                                   --------------  ---------------  --------------  ---------------  --------------
Units end of year................      27,786,712       32,310,271           7,421        1,013,512       1,151,671
                                   ==============  ===============  ==============  ===============  ==============



                                         MSF BAILLIE GIFFORD                 MSF BARCLAYS                     MSF BLACKROCK
                                         INTERNATIONAL STOCK             AGGREGATE BOND INDEX                  BOND INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       27,573,117      29,549,817       16,099,701      13,536,937        1,105,752       1,054,348
Units issued and transferred
   from other funding options....        2,341,820       2,706,528        6,472,916       6,144,916          302,840         243,287
Units redeemed and transferred to
   other funding options.........      (5,068,642)     (4,683,228)      (4,540,059)     (3,582,152)        (212,298)       (191,883)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       24,846,295      27,573,117       18,032,558      16,099,701        1,196,294       1,105,752
                                   ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                            MSF BLACKROCK                    MSF BLACKROCK                    MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                   MONEY MARKET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........          639,908         721,215          229,967         225,190       39,068,482      44,329,198
Units issued and transferred
   from other funding options....           70,075          99,371           67,694          49,481       27,939,873      34,263,648
Units redeemed and transferred to
   other funding options.........        (130,801)       (180,678)         (52,048)        (44,704)     (27,967,693)    (39,524,364)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          579,182         639,908          245,613         229,967       39,040,662      39,068,482
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2015             2014            2015            2014             2015            2014
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,248,372        4,767,721      27,528,387       32,574,197         261,060         283,327
Units issued and transferred
   from other funding options....         926,646          469,614       2,170,102        2,242,773          23,649          28,393
Units redeemed and transferred to
   other funding options.........     (1,365,620)        (988,963)     (5,710,052)      (7,288,583)        (33,758)        (50,660)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,809,398        4,248,372      23,988,437       27,528,387         250,951         261,060
                                   ==============  ===============  ==============  ===============  ==============  ==============

                                          MSF LOOMIS SAYLES                  MSF MET/ARTISAN
                                          SMALL CAP GROWTH                    MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           16,302           12,506       11,205,267       13,125,790
Units issued and transferred
   from other funding options....            2,801            5,011          798,484          999,169
Units redeemed and transferred to
   other funding options.........            (900)          (1,215)      (1,951,153)      (2,919,692)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           18,203           16,302       10,052,598       11,205,267
                                   ===============  ===============  ===============  ===============


                                         MSF MET/DIMENSIONAL                   MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2015             2014             2015             2014
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,070,324       3,208,551        2,973,577          557,035
Units issued and transferred
   from other funding options....          831,227         923,235        3,666,154        4,014,103
Units redeemed and transferred to
   other funding options.........        (702,698)     (1,061,462)      (1,856,857)      (1,597,561)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,198,853       3,070,324        4,782,874        2,973,577
                                   ===============  ==============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      341,017,115          550,896      489,838,225        3,073,122
Units issued and transferred
   from other funding options....        6,819,800      384,962,898       15,596,548      533,719,873
Units redeemed and transferred to
   other funding options.........     (49,878,037)     (44,496,679)     (59,327,387)     (46,954,770)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      297,958,878      341,017,115      446,107,386      489,838,225
                                   ===============  ===============  ===============  ===============

                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      420,572,925       3,927,901        5,178,461       5,501,359      28,264,874       28,624,388
Units issued and transferred
   from other funding options....       11,840,482     453,377,945          988,386       1,229,805       4,504,075        6,253,090
Units redeemed and transferred to
   other funding options.........     (44,089,755)    (36,732,921)      (1,055,378)     (1,552,703)     (7,119,164)      (6,612,604)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................      388,323,652     420,572,925        5,111,469       5,178,461      25,649,785       28,264,874
                                   ===============  ==============  ===============  ==============  ==============  ===============



                                        MSF MFS TOTAL RETURN                MSF MFS VALUE                 MSF MSCI EAFE INDEX
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2015            2014             2015            2014            2015             2014
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........         756,067          814,124      10,916,908      12,139,878        8,697,532       8,809,646
Units issued and transferred
   from other funding options....          82,475           82,183       2,504,720       1,347,935        2,367,341       1,960,333
Units redeemed and transferred to
   other funding options.........       (127,767)        (140,240)     (2,555,438)     (2,570,905)      (2,294,322)     (2,072,447)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................         710,775          756,067      10,866,190      10,916,908        8,770,551       8,697,532
                                   ==============  ===============  ==============  ==============  ===============  ==============


                                    MSF NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,109,782        8,020,175       5,807,014        5,835,501
Units issued and transferred
   from other funding options....          596,532          707,452       1,423,551        1,445,125
Units redeemed and transferred to
   other funding options.........      (1,367,197)      (1,617,845)     (1,713,759)      (1,473,612)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,339,117        7,109,782       5,516,806        5,807,014
                                   ===============  ===============  ==============  ===============


                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       15,015,374       14,688,080         321,073          356,919
Units issued and transferred
   from other funding options....       10,061,304        5,921,810         125,375           53,389
Units redeemed and transferred to
   other funding options.........      (5,222,820)      (5,594,516)        (73,014)         (89,235)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,853,858       15,015,374         373,434          321,073
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK             MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2015             2014            2015           2014 (a)
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        6,586,665       6,278,667             398               --
Units issued and transferred
   from other funding options....        3,338,775       1,787,920           6,964              398
Units redeemed and transferred to
   other funding options.........      (1,588,938)     (1,479,922)           (817)               --
                                   ---------------  --------------  --------------  ---------------
Units end of year................        8,336,502       6,586,665           6,545              398
                                   ===============  ==============  ==============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                    MSF WESTERN ASSET MANAGEMENT             MSF WMC CORE
                                           U.S. GOVERNMENT               EQUITY OPPORTUNITIES         NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2015            2014             2015            2014            2015            2014
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........      15,346,536       16,417,493      30,718,018      36,209,587             393             474
Units issued and transferred
   from other funding options....       2,489,463        2,668,864       1,037,897       2,050,455              75              --
Units redeemed and transferred to
   other funding options.........     (2,766,439)      (3,739,821)     (5,399,278)     (7,542,024)           (151)            (81)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................      15,069,560       15,346,536      26,356,637      30,718,018             317             393
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                                                            OPPENHEIMER VA
                                      OPPENHEIMER VA CORE BOND           MAIN STREET SMALL CAP         OPPENHEIMER VA MAIN STREET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2015            2014             2015            2014            2015             2014
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........            1,362           1,493        4,346,502       4,655,290           13,372          14,316
Units issued and transferred
   from other funding options....               --              --          290,602         411,658              575              --
Units redeemed and transferred to
   other funding options.........            (136)           (131)        (583,221)       (720,446)          (1,011)           (944)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................            1,226           1,362        4,053,883       4,346,502           12,936          13,372
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                                 PIMCO VIT
                                                                           COMMODITY REALRETURN
                                         OPPENHEIMER VA MONEY                    STRATEGY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2015             2014             2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........              696              723            1,515               --
Units issued and transferred
   from other funding options....               --               --           42,876            1,515
Units redeemed and transferred to
   other funding options.........             (28)             (27)          (5,058)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              668              696           39,333            1,515
                                   ===============  ===============  ===============  ===============



                                              PIMCO VIT
                                        EMERGING MARKETS BOND         PIMCO VIT UNCONSTRAINED BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015           2014 (a)           2015           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            1,592               --              478               --
Units issued and transferred
   from other funding options....           46,798            1,592           30,612              478
Units redeemed and transferred to
   other funding options.........          (4,108)               --          (1,845)               --
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           44,282            1,592           29,245              478
                                   ===============  ===============  ===============  ===============




                                      PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014              2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,581,277        1,719,853            8,772           11,399
Units issued and transferred
   from other funding options....          123,362          151,338              881              225
Units redeemed and transferred to
   other funding options.........        (243,273)        (289,914)          (1,423)          (2,852)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,461,366        1,581,277            8,230            8,772
                                   ===============  ===============  ===============  ===============


                                      T. ROWE PRICE GROWTH STOCK     T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2015              2014             2015              2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           52,254           62,571            39,998           41,360
Units issued and transferred
   from other funding options....            5,247            6,322             8,179            2,072
Units redeemed and transferred to
   other funding options.........         (12,809)         (16,639)          (20,907)          (3,434)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           44,692           52,254            27,270           39,998
                                   ===============  ===============   ===============  ===============


                                                                              TAP 1919 VARIABLE
                                      T. ROWE PRICE PRIME RESERVE       SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014              2015            2014
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........            29,487           31,743            6,406            7,932
Units issued and transferred
   from other funding options....            26,424           28,287              657              427
Units redeemed and transferred to
   other funding options.........          (27,157)         (30,543)          (1,429)          (1,953)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................            28,754           29,487            5,634            6,406
                                   ================  ===============  ===============  ===============


                                                                           VAN ECK VIP LONG/SHORT
                                       UIF GLOBAL INFRASTRUCTURE                EQUITY INDEX
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015           2014 (a)           2015            2014 (a)
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........              664                --            1,662               --
Units issued and transferred
   from other funding options....           33,687               664           27,896            1,662
Units redeemed and transferred to
   other funding options.........          (1,980)                --          (2,561)               --
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................           32,371               664           26,997            1,662
                                   ===============  ================  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) Commenced November 19, 2014 and began transactions in 2015.
(d) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2015:

                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2015     3,508,832    13.61 - 13.92      48,208,209
     Sub-Account                      2014     3,970,857    14.28 - 14.58      57,195,868
                                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007

  American Funds Bond                 2015     8,159,989    16.20 - 19.35     146,511,985
     Sub-Account                      2014     8,333,829    16.47 - 19.48     151,245,946
                                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267

  American Funds Global               2015     7,480,782    34.27 - 44.51     300,649,358
     Growth Sub-Account               2014     8,193,931    32.79 - 42.00     312,209,187
                                      2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185

  American Funds Global Small         2015     3,123,694    12.77 - 39.82     113,155,266
     Capitalization Sub-Account       2014     3,297,014    13.05 - 40.07     122,112,070
                                      2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888

  American Funds Growth               2015     3,075,557  186.96 - 293.21     754,095,254
     Sub-Account                      2014     3,527,704  179.03 - 276.84     821,201,132
                                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630

  American Funds                      2015     2,179,793  126.48 - 198.34     358,450,579
     Growth-Income Sub-Account        2014     2,378,568  127.56 - 197.24     390,905,716
                                      2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909

  BlackRock Global Allocation V.I.    2015        77,369    19.63 - 21.37       1,566,871
     Sub-Account                      2014           402            21.30           8,557
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015     1,563,760      7.92 - 7.99      12,496,599
     Sub-Account                      2014     1,732,959      8.50 - 8.57      14,851,303
                                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            ---------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            --------------  ----------------  -----------------
  Alger Small Cap Growth              2015         --         1.25 - 1.40       (4.66) - (4.52)
     Sub-Account                      2014         --         1.25 - 1.40       (0.96) - (0.81)
                                      2013         --         1.25 - 1.40         32.40 - 32.59
                                      2012         --         1.25 - 1.40         10.93 - 11.09
                                      2011         --         1.25 - 1.40       (4.52) - (4.38)

  American Funds Bond                 2015       1.68         0.95 - 1.90       (1.61) - (0.67)
     Sub-Account                      2014       1.94         0.95 - 1.90           3.30 - 4.28
                                      2013       1.84         0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64         0.95 - 1.90           3.38 - 4.37
                                      2011       3.37         0.95 - 1.90           4.11 - 5.11

  American Funds Global               2015       0.99         0.90 - 2.30           4.51 - 5.98
     Growth Sub-Account               2014       1.16         0.90 - 2.30         (0.01) - 1.40
                                      2013       1.26         0.90 - 2.30         26.24 - 28.02
                                      2012       0.94         0.90 - 2.30          7.06 - 21.40
                                      2011       1.37         0.95 - 2.30      (10.95) - (9.75)

  American Funds Global Small         2015         --         0.89 - 1.90       (6.47) - (0.62)
     Capitalization Sub-Account       2014       0.12         0.89 - 1.90           0.20 - 1.67
                                      2013       0.87         0.89 - 1.90         25.87 - 27.14
                                      2012       1.35         0.89 - 1.90          2.91 - 17.13
                                      2011       1.34         0.89 - 1.90     (20.66) - (19.86)

  American Funds Growth               2015       0.58         0.89 - 2.30           4.43 - 5.91
     Sub-Account                      2014       0.77         0.89 - 2.30           6.04 - 7.55
                                      2013       0.93         0.89 - 2.30         27.15 - 28.95
                                      2012       0.81         0.89 - 2.30          1.85 - 16.84
                                      2011       0.63         0.89 - 2.30       (6.45) - (5.12)

  American Funds                      2015       1.28         0.89 - 2.30         (0.85) - 0.56
     Growth-Income Sub-Account        2014       1.27         0.89 - 2.30           8.12 - 9.65
                                      2013       1.35         0.89 - 2.30         30.47 - 32.32
                                      2012       1.64         0.89 - 2.30         14.80 - 16.44
                                      2011       1.60         0.89 - 2.30       (4.06) - (2.70)

  BlackRock Global Allocation V.I.    2015       2.16         0.90 - 1.60       (5.15) - (0.44)
     Sub-Account                      2014       2.13                1.10                (0.45)
     (Commenced 11/19/2014)

  Deutsche I CROCI International      2015       4.14         1.35 - 1.40       (6.80) - (6.75)
     Sub-Account                      2014       1.76         1.35 - 1.40     (12.99) - (12.95)
                                      2013       5.30         1.35 - 1.40         18.56 - 18.62
                                      2012       2.19         1.35 - 1.40         18.96 - 19.02
                                      2011       1.83         1.35 - 1.40     (17.83) - (17.79)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2015         2,503            10.00         25,030       5.62               1.40               (3.93)
     Sub-Account               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09
                               2011         3,549             8.62         30,572       8.62               1.40                 3.71

  Federated Kaufman            2015         5,491             8.73         47,958         --               1.40                 4.90
     Sub-Account               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65
                               2011        12,138             4.82         58,454       1.12               1.40              (14.47)

  Fidelity VIP Asset Manager   2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
     Sub-Account               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                               2011     7,353,740    11.75 - 12.28     87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)

  Fidelity VIP Contrafund      2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
     Sub-Account               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                               2011    15,588,853    10.76 - 43.00    388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)

  Fidelity VIP Equity-Income   2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
     Sub-Account               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67
                               2011       460,289            11.93      5,489,918       2.37               1.40               (0.43)

  Fidelity VIP FundsManager    2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     50% Sub-Account           2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     (Commenced 7/23/2012)     2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
     60% Sub-Account           2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                               2011   272,464,191      9.48 - 9.54  2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)

  Fidelity VIP Government      2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
     Money Market Sub-Account  2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)
                               2011     8,001,050     7.23 - 11.14     73,068,632       0.09        0.89 - 2.05      (1.94) - (0.77)

  Fidelity VIP Growth          2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
     Sub-Account               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                               2011     9,918,387    13.22 - 13.72    131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Index 500        2015     2,464,560    25.24 - 26.83      62,224,177
     Sub-Account                2014     2,778,454    25.25 - 26.71      70,165,982
                                2013     3,091,556    22.53 - 23.73      69,677,247
                                2012     3,530,426    17.27 - 18.10      60,984,620
                                2011     3,976,112    15.10 - 15.76      60,061,917

  Fidelity VIP Mid Cap          2015     6,898,177    53.12 - 62.44     401,284,587
     Sub-Account                2014     7,445,624    55.03 - 64.08     446,277,693
                                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501

  Fidelity VIP Overseas         2015       376,022    11.55 - 13.19       4,615,792
     Sub-Account                2014       411,275    11.28 - 12.89       4,942,746
                                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192

  FTVIPT Franklin Income VIP    2015     4,415,184    45.17 - 64.11     253,302,116
     Sub-Account                2014     4,717,186    49.71 - 69.63     294,909,928
                                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149

  FTVIPT Franklin Mutual        2015     4,536,450    25.60 - 30.71     128,211,487
     Shares VIP Sub-Account     2014     5,080,687    27.45 - 32.61     153,109,223
                                2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870

  FTVIPT Franklin Small Cap     2015     8,783,442     1.31 - 13.07     110,998,636
     Value VIP Sub-Account      2014     9,145,054     1.42 - 14.25     126,502,556
                                2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697

  FTVIPT Templeton Foreign VIP  2015     2,282,942    13.03 - 30.69      66,002,305
     Sub-Account                2014     2,354,783    14.19 - 33.39      73,607,780
                                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193

  FTVIPT Templeton Global       2015    11,945,145    17.38 - 19.91     222,633,715
     Bond VIP Sub-Account       2014    12,667,617    18.48 - 21.01     250,150,012
                                2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041

  Invesco V.I. American         2015         1,825             8.19          14,936
     Franchise Sub-Account      2014         1,911             7.90          15,107
                                2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Index 500        2015      1.93         0.89 - 1.35         (0.02) - 0.44
     Sub-Account                2014      1.59         0.89 - 1.35         12.05 - 12.56
                                2013      1.84         0.89 - 1.35         30.47 - 31.07
                                2012      2.03         0.89 - 1.35         14.35 - 14.88
                                2011      1.87         0.89 - 1.35           0.67 - 1.14

  Fidelity VIP Mid Cap          2015      0.25         0.95 - 1.90       (3.48) - (2.56)
     Sub-Account                2014      0.02         0.95 - 1.90           4.04 - 5.03
                                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)

  Fidelity VIP Overseas         2015      1.31         1.15 - 1.40           2.18 - 2.44
     Sub-Account                2014      1.29         1.15 - 1.40       (9.36) - (9.13)
                                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)

  FTVIPT Franklin Income VIP    2015      4.62         0.95 - 2.25       (9.12) - (7.93)
     Sub-Account                2014      4.98         0.95 - 2.25           2.29 - 3.63
                                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42

  FTVIPT Franklin Mutual        2015      3.00         0.95 - 1.90       (6.73) - (5.84)
     Shares VIP Sub-Account     2014      2.00         0.95 - 1.90           5.11 - 6.11
                                2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)

  FTVIPT Franklin Small Cap     2015      0.63         0.95 - 1.75       (8.99) - (8.26)
     Value VIP Sub-Account      2014      0.61         0.95 - 1.75       (1.17) - (0.38)
                                2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)

  FTVIPT Templeton Foreign VIP  2015      3.23         1.55 - 2.30       (8.62) - (7.93)
     Sub-Account                2014      1.86         1.55 - 2.30     (13.15) - (12.50)
                                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)

  FTVIPT Templeton Global       2015      7.91         0.95 - 1.75       (5.97) - (5.21)
     Bond VIP Sub-Account       2014      5.11         0.95 - 1.75           0.07 - 0.87
                                2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)

  Invesco V.I. American         2015        --                1.40                  3.55
     Franchise Sub-Account      2014        --                1.40                  6.93
                                2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2015        27,589             6.21         171,366
     Sub-Account               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009
                               2011        63,191             4.38         276,761

  Invesco V.I. Equity and      2015    28,966,281     6.30 - 22.55     619,311,840
     Income Sub-Account        2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594
                               2011    27,370,136     4.44 - 15.75     414,357,262

  Invesco V.I. Growth and      2015           654             9.95           6,509
     Income Sub-Account        2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013
                               2011    11,777,382     6.40 - 24.26     206,338,231

  Invesco V.I. International   2015     8,534,492     8.74 - 32.97     256,390,780
     Growth Sub-Account        2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700
                               2011     6,481,068     6.86 - 25.68     154,099,050

  Ivy Funds VIP Asset          2015        20,900    14.31 - 15.87         317,700
     Strategy Sub-Account      2014         2,575    16.67 - 17.51          45,023
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015    11,091,987    16.99 - 30.16     300,878,534
     Aggressive Growth         2014    11,333,726    17.67 - 30.99     316,448,933
     Sub-Account               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862
                               2011    11,855,614     8.94 - 15.09     160,839,221

  LMPVET ClearBridge Variable  2015     7,746,928    41.76 - 57.24     400,323,007
     Appreciation Sub-Account  2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379
                               2011     7,021,537    26.94 - 34.98     224,680,370

  LMPVET ClearBridge Variable  2015     9,391,848    12.92 - 21.38     186,422,315
     Dividend Strategy         2014     9,796,222    13.81 - 22.59     205,573,482
     Sub-Account               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130
                               2011     8,013,455     9.06 - 14.28     103,322,855

  LMPVET ClearBridge Variable  2015       156,000    22.70 - 26.15       3,887,858
     Large Cap Growth          2014       200,379    21.16 - 24.18       4,631,601
     Sub-Account               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254
                               2011       363,040    11.99 - 13.38       4,673,796



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2015       1.05               1.40               (7.08)
     Sub-Account               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29
                               2011       0.92               1.40               (1.44)

  Invesco V.I. Equity and      2015       2.30        0.95 - 1.90      (4.42) - (3.51)
     Income Sub-Account        2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32
                               2011       1.69        0.95 - 1.90      (8.77) - (2.23)

  Invesco V.I. Growth and      2015       2.94               1.40               (4.41)
     Income Sub-Account        2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26
                               2011       1.13        0.95 - 1.90      (4.10) - (3.18)

  Invesco V.I. International   2015       1.28        0.95 - 1.75      (4.31) - (3.54)
     Growth Sub-Account        2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16
                               2011       1.06        0.95 - 1.75      (8.60) - (7.87)

  Ivy Funds VIP Asset          2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     Strategy Sub-Account      2014         --        1.10 - 1.35      (2.27) - (2.24)
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Aggressive Growth         2014       0.17        0.95 - 2.30        17.66 - 19.26
     Sub-Account               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60
                               2011       0.20        0.95 - 2.30          0.15 - 1.50

  LMPVET ClearBridge Variable  2015       1.17        0.95 - 2.30        (0.71) - 0.64
     Appreciation Sub-Account  2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85
                               2011       1.77        0.95 - 2.30          0.28 - 1.64

  LMPVET ClearBridge Variable  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Dividend Strategy         2014       2.05        0.95 - 2.30        11.03 - 12.41
     Sub-Account               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99
                               2011       3.39        0.95 - 2.30        (2.15) - 6.69

  LMPVET ClearBridge Variable  2015       0.43        1.50 - 2.30          7.30 - 8.16
     Large Cap Growth          2014       0.48        1.50 - 2.30        11.40 - 12.29
     Sub-Account               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55
                               2011       0.42        1.50 - 2.30      (2.91) - (2.12)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  LMPVET ClearBridge Variable     2015       333,277     20.49 - 23.64       7,518,321
     Large Cap Value              2014       369,225     21.58 - 24.70       8,744,177
     Sub-Account                  2013       319,601     19.77 - 22.45       6,892,954
                                  2012       286,427     15.28 - 17.21       4,743,489
                                  2011       265,335     13.42 - 15.00       3,836,359

  LMPVET ClearBridge Variable     2015     3,817,761     21.51 - 30.88     101,595,917
     Small Cap Growth             2014     4,105,606     23.02 - 32.61     115,942,801
     Sub-Account                  2013     4,102,827     22.63 - 31.63     112,499,020
                                  2012     3,457,289     15.75 - 21.71      64,881,494
                                  2011     2,686,955     13.50 - 18.35      42,564,777

  LMPVET Permal Alternative       2015     1,078,857       9.42 - 9.49      10,193,761
     Select VIT Sub-Account       2014        64,025     10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015     1,731,301     19.96 - 23.89      38,239,774
     Variable Conservative        2014     1,866,299     20.59 - 24.41      42,335,472
     Growth Sub-Account           2013     2,011,433     20.00 - 23.49      44,101,401
                                  2012     1,699,443     17.68 - 20.56      32,620,028
                                  2011     1,414,982     15.93 - 17.95      24,265,695

  LMPVET QS Legg Mason            2015     4,234,141     17.87 - 21.39      83,641,315
     Variable Growth Sub-Account  2014     4,529,329     18.63 - 22.09      92,760,220
                                  2013     4,790,185     18.14 - 21.30      95,074,284
                                  2012     5,015,187     14.61 - 17.00      79,817,339
                                  2011     4,732,454     12.85 - 14.81      65,879,472

  LMPVET QS Legg Mason            2015        67,619     17.96 - 19.37       1,277,408
     Variable Moderate Growth     2014        98,417     18.64 - 20.02       1,923,838
     Sub-Account                  2013       121,395     18.11 - 19.37       2,304,999
                                  2012       162,342     15.15 - 16.14       2,573,509
                                  2011       219,583     13.47 - 14.30       3,086,943

  LMPVIT Western Asset            2015     4,003,585     18.50 - 23.49      86,641,483
     Variable Global High Yield   2014     4,320,147     20.11 - 25.19     100,641,688
     Bond Sub-Account             2013     4,386,878     20.82 - 25.72     104,740,451
                                  2012     4,039,328     20.05 - 24.44      91,771,912
                                  2011     3,594,817     17.34 - 20.85      69,717,903

  MFS VIT Investors Trust         2015         1,112              7.98           8,875
     Sub-Account                  2014         1,191              8.08           9,619
                                  2013         3,517              7.38          25,951
                                  2012         3,616              5.67          20,488
                                  2011         7,050              4.82          33,994

  MFS VIT New Discovery           2015         3,178             12.36          39,288
     Sub-Account                  2014         3,178             12.78          40,607
                                  2013         3,294             13.97          46,020
                                  2012         4,161             10.01          41,661
                                  2011         4,939              8.38          41,374



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2015       1.41        1.50 - 2.30      (5.08) - (4.31)
     Large Cap Value              2014       1.96        1.50 - 2.30         9.17 - 10.05
     Sub-Account                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76
                                  2011       2.82        1.50 - 2.30          2.57 - 3.39

  LMPVET ClearBridge Variable     2015         --        0.95 - 2.30      (6.55) - (5.28)
     Small Cap Growth             2014         --        0.95 - 2.30          1.71 - 3.09
     Sub-Account                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29
                                  2011         --        0.95 - 2.30        (0.91) - 0.43

  LMPVET Permal Alternative       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Select VIT Sub-Account       2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Legg Mason            2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Variable Conservative        2014       2.46        0.95 - 1.90          2.93 - 3.92
     Growth Sub-Account           2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02
                                  2011       3.19        1.10 - 1.90        (0.73) - 0.07

  LMPVET QS Legg Mason            2015       1.33        0.95 - 1.90      (4.07) - (3.16)
     Variable Growth Sub-Account  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79
                                  2011       1.55        0.95 - 1.90      (4.15) - (3.23)

  LMPVET QS Legg Mason            2015       1.47        1.50 - 1.90      (3.64) - (3.25)
     Variable Moderate Growth     2014       1.74        1.50 - 1.90          2.93 - 3.34
     Sub-Account                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88
                                  2011       1.88        1.50 - 1.90      (2.45) - (2.06)

  LMPVIT Western Asset            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Variable Global High Yield   2014       7.11        0.95 - 2.30      (3.40) - (2.09)
     Bond Sub-Account             2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20
                                  2011       8.38        0.95 - 2.30        (0.59) - 0.75

  MFS VIT Investors Trust         2015       0.92               1.40               (1.18)
     Sub-Account                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52
                                  2011       0.90               1.40               (3.54)

  MFS VIT New Discovery           2015         --               1.40               (3.25)
     Sub-Account                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53
                                  2011         --               1.40              (11.51)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      -----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                          UNITS         HIGHEST ($)      ASSETS ($)
                                      -------------  ----------------  --------------
  MFS VIT Research Sub-Account  2015          3,091              8.48          26,211
                                2014          3,115              8.53          26,571
                                2013          8,132              7.85          63,835
                                2012          8,335              6.02          50,155
                                2011          8,675              5.20          45,142

  MIST AB Global Dynamic        2015    263,678,991     11.63 - 12.45   3,205,371,897
     Allocation Sub-Account     2014    275,344,937     11.84 - 12.49   3,373,491,338
     (Commenced 5/2/2011)       2013    286,256,086     11.32 - 11.74   3,313,674,192
                                2012    267,334,005     10.40 - 10.66   2,823,843,417
                                2011    168,434,681       9.68 - 9.75   1,639,379,077

  MIST Allianz Global           2015     59,800,997      1.00 - 10.35      60,867,062
     Investors Dynamic          2014     18,219,524      1.04 - 10.55      18,986,456
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015    246,263,553     11.89 - 13.29   3,117,922,583
     Balanced Allocation        2014    264,143,945     12.26 - 13.41   3,417,834,574
     Sub-Account                2013    276,830,535     11.83 - 12.78   3,430,387,038
                                2012    292,605,761     10.22 - 10.89   3,106,060,329
                                2011    306,967,734       9.22 - 9.69   2,914,777,188

  MIST American Funds Growth    2015    137,469,623     11.92 - 13.12   1,740,439,216
     Allocation Sub-Account     2014    142,940,560     12.29 - 13.37   1,852,260,667
                                2013    147,794,512     11.83 - 12.67   1,828,322,375
                                2012    149,020,463      9.68 - 10.24   1,496,665,592
                                2011    159,224,115       8.53 - 8.92   1,398,390,722

  MIST American Funds Growth    2015     77,730,599      1.44 - 14.88     640,713,098
     Sub-Account                2014     71,860,704      1.37 - 13.78     648,671,484
                                2013     59,593,818      1.29 - 12.90     632,386,636
                                2012     54,812,434      9.59 - 10.07     545,665,799
                                2011     64,256,598       8.36 - 8.69     553,292,806

  MIST American Funds           2015    126,162,585     11.66 - 13.04   1,567,578,863
     Moderate Allocation        2014    137,310,606     12.03 - 13.16   1,744,157,123
     Sub-Account                2013    147,773,215     11.61 - 12.53   1,796,366,977
                                2012    159,499,085     10.47 - 11.15   1,734,325,945
                                2011    168,982,398      9.67 - 10.16   1,683,464,896

  MIST AQR Global Risk          2015    241,508,750      9.10 - 10.21   2,431,541,679
     Balanced Sub-Account       2014    265,908,083     10.20 - 11.40   3,001,302,195
     (Commenced 5/2/2011)       2013    295,108,196      9.93 - 11.09   3,248,475,977
                                2012    324,843,850     10.42 - 11.61   3,753,309,463
                                2011    179,038,392     10.54 - 10.62   1,898,124,083

  MIST BlackRock Global         2015    445,213,023     11.02 - 11.80   5,128,182,508
     Tactical Strategies        2014    463,962,556     11.30 - 11.92   5,423,637,032
     Sub-Account                2013    487,574,727     10.92 - 11.35   5,457,878,761
     (Commenced 5/2/2011)       2012    471,913,542     10.13 - 10.38   4,856,824,935
                                2011    297,189,715       9.51 - 9.58   2,842,712,285



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2015       0.73               1.40                (0.60)
                                2014       0.79               1.40                  8.67
                                2013       0.33               1.40                 30.45
                                2012       0.79               1.40                 15.63
                                2011       0.72               1.40                (1.83)

  MIST AB Global Dynamic        2015       3.28        0.90 - 2.35       (1.76) - (0.32)
     Allocation Sub-Account     2014       1.94        0.90 - 2.35           0.77 - 6.39
     (Commenced 5/2/2011)       2013       1.28        0.90 - 2.35          8.56 - 10.15
                                2012       0.10        0.90 - 2.35           3.45 - 8.82
                                2011       0.87        1.15 - 2.25       (3.18) - (2.47)

  MIST Allianz Global           2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     Investors Dynamic          2014       0.92        1.15 - 2.00           0.71 - 4.55
     Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2015       1.40        0.90 - 2.35       (4.60) - (0.37)
     Balanced Allocation        2014       1.27        1.00 - 2.35         (0.35) - 4.99
     Sub-Account                2013       1.37        1.00 - 2.35         15.78 - 17.35
                                2012       1.69        1.00 - 2.35         10.88 - 12.39
                                2011       1.26        1.00 - 2.35       (4.39) - (3.10)

  MIST American Funds Growth    2015       1.31        1.10 - 2.35       (5.94) - (0.25)
     Allocation Sub-Account     2014       1.03        1.10 - 2.35         (0.52) - 5.17
                                2013       1.00        1.15 - 2.35         22.20 - 23.68
                                2012       1.21        1.15 - 2.35         13.45 - 14.82
                                2011       1.10        1.15 - 2.35       (6.95) - (5.82)

  MIST American Funds Growth    2015       0.87        0.95 - 2.35           1.76 - 5.48
     Sub-Account                2014       0.55        0.95 - 2.35           0.56 - 7.16
                                2013       0.44        0.95 - 2.35         11.27 - 28.11
                                2012       0.33        1.30 - 2.35         14.67 - 15.89
                                2011       0.35        1.30 - 2.35       (6.81) - (5.83)

  MIST American Funds           2015       1.49        0.90 - 2.35       (3.52) - (0.45)
     Moderate Allocation        2014       1.46        1.00 - 2.35         (0.26) - 5.04
     Sub-Account                2013       1.65        1.00 - 2.35         10.88 - 12.39
                                2012       2.04        1.00 - 2.35           8.25 - 9.73
                                2011       1.54        1.00 - 2.35       (2.14) - (0.81)

  MIST AQR Global Risk          2015       5.51        0.90 - 2.35     (11.67) - (10.38)
     Balanced Sub-Account       2014         --        0.90 - 2.35         (3.48) - 3.07
     (Commenced 5/2/2011)       2013       2.09        0.90 - 2.35       (5.64) - (4.26)
                                2012       0.44        0.90 - 2.35           3.72 - 9.29
                                2011       3.00        1.15 - 2.25           1.94 - 2.70

  MIST BlackRock Global         2015       1.55        0.90 - 2.35         (2.43) - 0.11
     Tactical Strategies        2014       1.12        0.90 - 2.35         (0.16) - 4.97
     Sub-Account                2013       1.36        0.90 - 2.35           7.75 - 9.32
     (Commenced 5/2/2011)       2012         --        0.90 - 2.35           3.27 - 7.89
                                2011       1.37        1.15 - 2.25       (4.84) - (4.14)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST BlackRock High Yield     2015     9,031,674    14.40 - 27.56     210,920,401
     Sub-Account                2014     9,596,910    15.21 - 28.99     238,215,887
                                2013    10,783,682    14.92 - 28.32     265,149,806
                                2012    11,949,833    13.83 - 26.13     276,977,302
                                2011    10,891,616    12.03 - 21.28     221,624,841

  MIST Clarion Global Real      2015    15,477,002    16.37 - 70.58     288,549,595
     Estate Sub-Account         2014    17,245,897    17.00 - 72.26     330,178,643
                                2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056

  MIST ClearBridge Aggressive   2015    35,697,833   12.04 - 203.07     513,586,109
     Growth Sub-Account         2014    38,472,258   12.71 - 214.41     586,572,505
                                2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062

  MIST Goldman Sachs Mid Cap    2015     6,513,771    19.57 - 23.18     139,196,313
     Value Sub-Account          2014     7,477,599    22.05 - 25.19     178,512,669
                                2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272

  MIST Harris Oakmark           2015    25,339,005    20.23 - 25.80     595,542,818
     International Sub-Account  2014    26,551,192    21.63 - 27.28     663,509,252
                                2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538

  MIST Invesco Balanced-Risk    2015   749,414,346     1.00 - 10.52     777,069,714
     Allocation Sub-Account     2014   758,894,714     1.07 - 11.10     832,374,445
     (Commenced 4/30/2012)      2013   800,860,953      1.04 - 1.06     843,160,697
                                2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2015    39,951,458    14.08 - 22.61     699,284,637
     Sub-Account                2014    43,175,673    15.33 - 24.28     813,000,076
                                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408

  MIST Invesco Mid Cap Value    2015     7,308,379     1.61 - 37.62     244,281,850
     Sub-Account                2014     6,927,870    17.85 - 41.71     258,407,609
                                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689

  MIST Invesco Small Cap        2015    11,537,860    22.84 - 28.61     291,887,925
     Growth Sub-Account         2014    11,824,275    23.77 - 29.28     308,642,273
                                2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST BlackRock High Yield     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
     Sub-Account                2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                2013      7.02         0.90 - 2.35           6.79 - 8.35
                                2012      7.05         0.90 - 2.35          7.68 - 15.15
                                2011      6.52         1.20 - 2.35         (0.03) - 1.12

  MIST Clarion Global Real      2015      3.81         0.90 - 2.35         (3.69) - 3.43
     Estate Sub-Account         2014      1.03         0.90 - 2.35          1.03 - 12.25
                                2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)

  MIST ClearBridge Aggressive   2015      0.23         0.90 - 2.35       (6.27) - (4.69)
     Growth Sub-Account         2014      0.11         0.90 - 2.35          1.60 - 17.83
                                2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91

  MIST Goldman Sachs Mid Cap    2015      0.64         0.90 - 2.35      (11.23) - (4.37)
     Value Sub-Account          2014      0.54         1.10 - 2.35          2.29 - 11.77
                                2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.01         0.95 - 2.35       (6.74) - (3.92)
     International Sub-Account  2014      2.41         0.95 - 2.35         (7.98) - 0.25
                                2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.83         0.90 - 2.35       (6.43) - (0.67)
     Allocation Sub-Account     2014        --         0.90 - 2.35           0.40 - 4.63
     (Commenced 4/30/2012)      2013        --         0.90 - 2.35         (0.50) - 0.95
                                2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2015      2.88         0.90 - 2.35       (8.16) - (6.81)
     Sub-Account                2014      0.60         0.90 - 2.35           0.28 - 8.33
                                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)

  MIST Invesco Mid Cap Value    2015      0.45         0.90 - 2.35      (11.10) - (6.76)
     Sub-Account                2014      0.33         0.90 - 2.35           1.20 - 8.70
                                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)

  MIST Invesco Small Cap        2015      0.01         0.89 - 2.35       (3.99) - (2.29)
     Growth Sub-Account         2014        --         0.89 - 2.35           1.89 - 7.22
                                2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MIST JPMorgan Core Bond         2015    31,401,600     9.78 - 11.06     340,682,787
     Sub-Account                  2014    32,404,332     9.89 - 11.15     355,237,960
                                  2013    29,439,490    10.12 - 10.75     311,869,932
                                  2012    31,242,391    10.69 - 11.23     346,492,447
                                  2011    32,528,572    10.43 - 10.84     349,346,240

  MIST JPMorgan Global Active     2015   828,919,735     1.16 - 12.26   1,000,785,200
     Allocation Sub-Account       2014   747,266,184     1.18 - 12.14     905,975,458
     (Commenced 4/30/2012)        2013   649,853,969      1.13 - 1.16     746,849,717
                                  2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap         2015     1,287,553    16.94 - 19.19      23,133,878
     Value Sub-Account            2014     1,417,944    18.69 - 20.92      27,932,500
                                  2013     1,455,583    18.28 - 20.23      27,866,566
                                  2012     1,643,159    14.04 - 15.36      24,014,976
                                  2011     1,650,824    12.42 - 13.17      21,224,281

  MIST Loomis Sayles Global       2015     9,530,128    15.68 - 17.95     161,399,211
     Markets Sub-Account          2014    10,444,732    15.85 - 17.90     177,351,030
                                  2013    10,842,823    15.69 - 17.47     180,595,781
                                  2012    12,318,466    13.71 - 14.91     177,780,410
                                  2011    13,161,956    12.01 - 12.74     165,018,207

  MIST Lord Abbett Bond           2015     7,236,897    10.02 - 32.76     199,682,057
     Debenture Sub-Account        2014     8,190,115    10.35 - 33.68     234,576,558
                                  2013     9,341,018     9.99 - 32.33     259,294,487
                                  2012    10,178,078     9.36 - 30.15     266,010,291
                                  2011    10,848,076     8.39 - 26.88     255,107,548

  MIST Met/Artisan International  2015        12,794      9.42 - 9.54         121,159
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015     5,985,329    10.26 - 11.01      64,028,918
     Floating Rate Sub-Account    2014     6,743,439    10.59 - 11.23      73,909,210
                                  2013     7,519,969    10.76 - 11.18      83,115,837
                                  2012     5,007,151    10.61 - 10.91      54,197,004
                                  2011     4,263,176    10.13 - 10.30      43,696,769

  MIST Met/Franklin Low           2015    16,246,958     9.37 - 10.03     157,983,094
     Duration Total Return        2014    17,421,682     9.65 - 10.18     173,124,917
     Sub-Account                  2013    14,050,793     9.78 - 10.16     140,307,146
     (Commenced 5/2/2011)         2012     4,349,231     9.92 - 10.14      43,609,944
                                  2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton              2015     3,361,116    12.07 - 13.08      42,349,271
     International Bond           2014     3,537,497    12.87 - 13.66      47,183,875
     Sub-Account                  2013     3,905,329    13.00 - 13.53      52,286,139
                                  2012     4,238,395    13.19 - 13.56      57,001,253
                                  2011     4,276,073    11.74 - 12.02      51,093,268



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MIST JPMorgan Core Bond         2015       2.33        0.90 - 2.20       (1.70) - (0.01)
     Sub-Account                  2014       1.42        1.10 - 2.20           0.48 - 3.73
                                  2013       0.28        1.30 - 2.35       (5.04) - (4.05)
                                  2012       2.57        1.30 - 2.35           2.47 - 3.55
                                  2011       2.09        1.30 - 2.35           3.34 - 4.42

  MIST JPMorgan Global Active     2015       2.71        0.90 - 2.35         (1.45) - 0.82
     Allocation Sub-Account       2014       1.13        0.90 - 2.35           0.35 - 6.02
     (Commenced 4/30/2012)        2013       0.08        0.90 - 2.35           8.41 - 9.99
                                  2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap         2015       1.35        0.90 - 2.30       (9.36) - (1.13)
     Value Sub-Account            2014       1.07        0.90 - 2.30           2.28 - 3.89
                                  2013       0.69        0.90 - 2.30         30.22 - 31.71
                                  2012       0.84        0.90 - 2.30          2.73 - 13.98
                                  2011       1.69        1.20 - 2.30     (12.17) - (11.43)

  MIST Loomis Sayles Global       2015       1.59        0.95 - 2.35         (1.12) - 0.27
     Markets Sub-Account          2014       2.08        0.95 - 2.35         (0.82) - 2.49
                                  2013       2.41        0.95 - 2.35         14.41 - 16.02
                                  2012       2.32        1.10 - 2.35          2.75 - 15.41
                                  2011       2.32        1.30 - 2.35       (3.77) - (2.75)

  MIST Lord Abbett Bond           2015       5.56        0.89 - 2.35       (4.45) - (2.74)
     Debenture Sub-Account        2014       5.67        0.89 - 2.35         (0.50) - 4.19
                                  2013       6.62        0.89 - 2.35           5.47 - 7.21
                                  2012       7.20        0.89 - 2.35          5.77 - 12.18
                                  2011       5.92        0.89 - 2.35           2.04 - 3.90

  MIST Met/Artisan International  2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     Sub-Account
     (Commenced 11/19/2014
     and began transactions in 2015)

  MIST Met/Eaton Vance            2015       3.64        1.10 - 2.35       (3.14) - (1.92)
     Floating Rate Sub-Account    2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                  2013       3.38        1.30 - 2.35           1.42 - 2.50
                                  2012       3.39        1.30 - 2.35           4.83 - 5.94
                                  2011       1.99        1.30 - 2.30         (0.31) - 0.69

  MIST Met/Franklin Low           2015       3.12        0.90 - 2.35       (2.93) - (1.51)
     Duration Total Return        2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Sub-Account                  2013       1.07        0.90 - 2.35         (1.19) - 0.25
     (Commenced 5/2/2011)         2012       1.91        0.90 - 2.20           1.17 - 3.15
                                  2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton              2015       8.17        0.95 - 2.15         (6.20) - 0.75
     International Bond           2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     Sub-Account                  2013       2.02        1.30 - 2.15       (1.11) - (0.27)
                                  2012      10.26        1.30 - 2.05         11.96 - 12.80
                                  2011       6.86        1.30 - 2.20       (2.49) - (1.61)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Asset             2015    37,143,227    14.27 - 16.78     575,818,048
     Allocation 100 Sub-Account  2014    39,915,870    14.91 - 17.28     641,574,794
                                 2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864

  MIST MetLife Balanced Plus     2015   552,214,291    11.54 - 12.35   6,663,424,002
     Sub-Account                 2014   569,859,186    12.32 - 13.00   7,268,454,132
     (Commenced 5/2/2011)        2013   547,096,627    11.51 - 11.96   6,454,726,976
                                 2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2015   435,062,012     1.15 - 11.96     633,831,341
     Targeted Risk Sub-Account   2014   281,516,918     1.19 - 12.18     421,513,955
     (Commenced 11/12/2012)      2013   153,950,143     1.12 - 11.26     209,957,052
                                 2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap         2015    10,725,811    20.08 - 25.07     236,287,986
     Value Sub-Account           2014    12,299,087    21.73 - 26.68     291,013,900
                                 2013    13,992,716    21.87 - 26.40     330,701,962
                                 2012    15,859,523    16.91 - 20.06     287,540,317
                                 2011    18,611,699    14.67 - 17.11     290,532,427

  MIST MFS Emerging Markets      2015    42,624,617      7.91 - 9.58     365,167,198
     Equity Sub-Account          2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258
                                 2011    37,004,554     9.55 - 11.54     369,675,163

  MIST MFS Research              2015    18,156,340    13.44 - 17.81     271,985,758
     International Sub-Account   2014    18,585,662    14.00 - 18.24     287,913,009
                                 2013    19,616,483    15.39 - 18.44     331,488,461
                                 2012    21,667,563    13.21 - 15.60     311,615,422
                                 2011    22,841,018    11.58 - 13.42     285,814,827

  MIST Morgan Stanley Mid Cap    2015    12,648,258     2.62 - 23.62     220,460,412
     Growth Sub-Account          2014    12,928,550     2.79 - 25.03     240,528,688
                                 2013    13,099,903     2.79 - 24.94     244,579,234
                                 2012    12,225,316     2.03 - 18.06     166,100,095
                                 2011     8,735,505     1.88 - 16.63     109,412,403

  MIST Oppenheimer Global        2015     2,520,098    22.02 - 28.67      65,266,488
     Equity Sub-Account          2014     2,866,078    21.68 - 27.83      72,350,999
                                 2013     3,127,720    21.72 - 27.49      78,398,573
                                 2012       500,711    18.48 - 21.83       9,983,469
                                 2011       559,531    15.55 - 17.64       9,330,001

  MIST PanAgora Global           2015    21,772,279      0.95 - 9.78      21,123,770
     Diversified Risk            2014     9,788,108     1.03 - 10.44      10,161,644
     Sub-Account
     (Commenced 4/28/2014)



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Asset             2015       1.29        0.90 - 2.35       (4.28) - (1.06)
     Allocation 100 Sub-Account  2014       0.71        0.90 - 2.35           0.05 - 4.15
                                 2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)

  MIST MetLife Balanced Plus     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
     Sub-Account                 2014       1.75        0.90 - 2.35           0.70 - 8.67
     (Commenced 5/2/2011)        2013       1.19        0.90 - 2.35         11.71 - 13.34
                                 2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2015       1.20        0.90 - 2.25       (3.41) - (2.10)
     Targeted Risk Sub-Account   2014         --        1.15 - 2.25           0.83 - 8.01
     (Commenced 11/12/2012)      2013       0.55        1.15 - 2.25          4.04 - 11.65
                                 2012         --        1.15 - 2.00           2.56 - 2.68

  MIST MetLife Small Cap         2015       0.10        0.89 - 2.35       (7.61) - (6.05)
     Value Sub-Account           2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                 2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)

  MIST MFS Emerging Markets      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
     Equity Sub-Account          2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                 2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)

  MIST MFS Research              2015       2.71        0.89 - 2.35       (4.06) - (2.37)
     International Sub-Account   2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                 2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)

  MIST Morgan Stanley Mid Cap    2015         --        0.89 - 2.30       (7.18) - (5.63)
     Growth Sub-Account          2014         --        0.89 - 2.30         (1.40) - 0.39
                                 2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)

  MIST Oppenheimer Global        2015       0.94        0.90 - 2.30         (1.50) - 3.00
     Equity Sub-Account          2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                 2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)

  MIST PanAgora Global           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
     Diversified Risk            2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Sub-Account
     (Commenced 4/28/2014)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST PIMCO Inflation           2015    46,098,333    12.49 - 15.01     634,902,757
     Protected Bond Sub-Account  2014    50,751,209    13.20 - 15.63     732,596,404
                                 2013    57,648,505    13.13 - 15.33     821,456,089
                                 2012    64,013,091    14.82 - 17.05   1,021,039,296
                                 2011    63,087,877    13.90 - 15.36     936,595,819

  MIST PIMCO Total Return        2015    91,772,688    12.26 - 19.72   1,561,823,561
     Sub-Account                 2014   103,504,587    12.40 - 19.84   1,787,038,026
                                 2013   118,419,838    12.03 - 19.16   1,993,786,948
                                 2012   128,302,689    12.42 - 19.67   2,234,370,461
                                 2011   132,311,947    11.50 - 18.11   2,140,758,433

  MIST Pioneer Fund              2015    12,444,908     2.79 - 30.73     285,738,210
     Sub-Account                 2014    12,549,377     2.83 - 30.99     305,917,464
                                 2013    12,432,551     2.58 - 28.13     297,755,670
                                 2012    11,331,680     9.91 - 21.33     220,043,655
                                 2011     9,480,402     9.11 - 19.29     168,467,083

  MIST Pioneer Strategic         2015    63,262,458     2.51 - 31.86     884,891,994
     Income Sub-Account          2014    54,471,343     2.60 - 32.57     943,852,832
                                 2013    41,450,021     2.53 - 31.43     919,328,857
                                 2012    29,638,373    13.34 - 31.23     804,777,040
                                 2011    24,444,162    12.25 - 27.99     600,261,549

  MIST Pyramis Government        2015    60,149,269    10.35 - 11.07     651,039,693
     Income Sub-Account          2014    62,286,953    10.55 - 11.13     680,446,278
     (Commenced 5/2/2011)        2013    69,488,361    10.04 - 10.44     715,739,557
                                 2012    88,599,553    10.77 - 11.03     968,887,238
                                 2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk      2015    31,417,980     1.14 - 11.35     351,642,870
     Sub-Account                 2014    14,204,266    11.35 - 11.58     163,513,389
     (Commenced 4/29/2013)       2013     7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2015   467,251,015     1.16 - 12.20     562,872,602
     Multi-Asset Sub-Account     2014   400,460,215     1.20 - 12.36     493,380,979
     (Commenced 4/30/2012)       2013   375,261,358      1.14 - 1.17     435,205,689
                                 2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2015    93,774,991    13.20 - 15.32   1,349,807,450
     ETF Sub-Account             2014   101,616,119    13.79 - 15.77   1,513,705,632
                                 2013   110,435,377    13.34 - 15.03   1,578,178,677
                                 2012   118,446,237    12.09 - 13.24   1,521,502,479
                                 2011   120,297,977    10.97 - 11.83   1,390,741,062

  MIST SSGA Growth ETF           2015    32,991,663    13.03 - 15.12     467,274,058
     Sub-Account                 2014    34,092,389    13.66 - 15.62     501,804,705
                                 2013    35,919,224    13.27 - 14.96     509,607,858
                                 2012    36,733,044    11.51 - 12.55     448,167,959
                                 2011    37,984,453    10.24 - 11.04     409,132,829

  MIST T. Rowe Price Large       2015    12,150,155   38.27 - 138.81     715,850,738
     Cap Value Sub-Account       2014    13,521,347   40.58 - 144.85     838,816,422
                                 2013    11,320,980   38.18 - 128.69     657,944,319
                                 2012    12,231,249    28.88 - 96.83     536,790,380
                                 2011    13,446,503    24.76 - 82.60     507,039,092

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2015      4.95         0.90 - 2.35       (5.36) - (3.98)
     Protected Bond Sub-Account  2014      1.54         0.90 - 2.35         (1.54) - 1.97
                                 2013      2.20         0.90 - 2.35     (11.38) - (10.09)
                                 2012      3.02         0.90 - 2.35           4.22 - 7.82
                                 2011      1.62         1.20 - 2.35           8.56 - 9.82

  MIST PIMCO Total Return        2015      5.26         0.89 - 2.35       (2.32) - (0.45)
     Sub-Account                 2014      2.34         0.89 - 2.35           0.40 - 3.56
                                 2013      4.27         0.89 - 2.35       (4.19) - (2.59)
                                 2012      3.13         0.89 - 2.35           4.10 - 8.58
                                 2011      2.62         0.89 - 2.35         (0.31) - 2.51

  MIST Pioneer Fund              2015      1.24         0.90 - 2.35       (2.57) - (0.83)
     Sub-Account                 2014      1.66         0.90 - 2.35          1.00 - 10.16
                                 2013      3.15         0.90 - 2.30          9.33 - 31.88
                                 2012      1.45         0.90 - 2.30           0.85 - 9.54
                                 2011      1.11         0.95 - 2.30      (11.94) - (5.45)

  MIST Pioneer Strategic         2015      5.15         0.90 - 2.35       (3.75) - (2.18)
     Income Sub-Account          2014      4.98         0.90 - 2.35         (0.93) - 3.65
                                 2013      4.82         0.90 - 2.35         (0.94) - 1.21
                                 2012      4.73         0.90 - 2.35          6.09 - 10.56
                                 2011      4.36         0.95 - 2.35           1.06 - 2.65

  MIST Pyramis Government        2015      2.27         0.90 - 2.35       (1.90) - (0.47)
     Income Sub-Account          2014      2.60         0.90 - 2.35           0.96 - 6.59
     (Commenced 5/2/2011)        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
                                 2012      0.02         0.90 - 2.35           0.74 - 1.96
                                 2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk      2015      0.66         0.90 - 2.25       (3.45) - (0.73)
     Sub-Account                 2014        --         1.10 - 2.25           0.98 - 7.40
     (Commenced 4/29/2013)       2013      1.65         1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2015      1.00         0.90 - 2.35       (3.18) - (1.77)
     Multi-Asset Sub-Account     2014      1.32         0.90 - 2.35           0.43 - 6.77
     (Commenced 4/30/2012)       2013      0.01         0.90 - 2.35           7.55 - 9.12
                                 2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2015      2.30         0.90 - 2.35       (4.24) - (2.84)
     ETF Sub-Account             2014      2.24         0.90 - 2.35         (0.03) - 4.86
                                 2013      2.51         0.90 - 2.35         10.31 - 11.92
                                 2012      2.40         1.10 - 2.35          4.01 - 11.55
                                 2011      1.70         1.15 - 2.35       (1.29) - (0.09)

  MIST SSGA Growth ETF           2015      2.00         0.90 - 2.35       (4.58) - (3.19)
     Sub-Account                 2014      1.88         0.90 - 2.35         (0.05) - 4.43
                                 2013      2.10         0.90 - 2.35         15.33 - 17.01
                                 2012      1.96         1.15 - 2.35          4.38 - 13.71
                                 2011      1.56         1.15 - 2.35       (4.40) - (3.24)

  MIST T. Rowe Price Large       2015      1.58         0.89 - 2.35         (5.83) - 3.48
     Cap Value Sub-Account       2014      1.18         0.89 - 2.35          1.20 - 12.56
                                 2013      1.58         0.89 - 2.35         30.67 - 32.90
                                 2012      1.50         0.89 - 2.35          6.92 - 17.22
                                 2011      0.70         0.89 - 2.35       (6.24) - (4.62)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST T. Rowe Price Mid Cap   2015    27,786,712    15.70 - 18.22     485,654,167
     Growth Sub-Account        2014    32,310,271    15.06 - 17.30     537,586,208
                               2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325

  MIST TCW Core Fixed Income   2015         7,421      9.84 - 9.87          73,169
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015     1,013,512    13.89 - 17.26      15,616,983
     Sub-Account               2014     1,151,671    13.60 - 16.68      17,260,395
                               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849

  MSF Baillie Gifford          2015    24,846,295     4.17 - 14.13     233,411,516
     International Stock       2014    27,573,117     4.31 - 14.37     269,502,431
     Sub-Account               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543

  MSF Barclays Aggregate Bond  2015    18,032,558     1.77 - 18.98     245,107,645
     Index Sub-Account         2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979

  MSF BlackRock Bond Income    2015     1,196,294    46.01 - 76.20      69,045,344
     Sub-Account               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985

  MSF BlackRock Capital        2015       579,182    17.56 - 55.26      14,301,142
     Appreciation Sub-Account  2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650

  MSF BlackRock Large Cap      2015       245,613    15.79 - 17.99       4,149,008
     Value Sub-Account         2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664

  MSF BlackRock Money Market   2015    39,040,662     2.31 - 25.42     398,590,779
     Sub-Account               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012

  MSF Frontier Mid Cap Growth  2015     3,809,398    17.73 - 20.04      73,654,799
     Sub-Account               2014     4,248,372    17.69 - 19.79      81,297,538
     (Commenced 4/29/2013)     2013     4,767,721    16.33 - 18.08      83,651,163

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST T. Rowe Price Mid Cap   2015        --         1.30 - 2.35           4.20 - 5.30
     Growth Sub-Account        2014        --         1.30 - 2.35         10.16 - 11.32
                               2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)

  MIST TCW Core Fixed Income   2015        --         1.10 - 1.60       (1.56) - (0.10)
     Sub-Account
     (Commenced 5/1/2015)

  MIST WMC Large Cap Research  2015      0.78         0.90 - 2.30           2.08 - 3.48
     Sub-Account               2014      0.80         0.90 - 2.30          1.80 - 12.40
                               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)

  MSF Baillie Gifford          2015      1.43         1.10 - 2.25       (4.35) - (0.24)
     International Stock       2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     Sub-Account               2013      0.02         1.30 - 2.25          9.68 - 13.94
                               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)

  MSF Barclays Aggregate Bond  2015      2.67         0.89 - 2.35       (2.38) - (0.46)
     Index Sub-Account         2014      2.62         0.89 - 2.35           0.54 - 4.87
                               2013      3.23         0.89 - 2.25       (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25           1.27 - 2.98
                               2011      3.22         0.89 - 2.25           4.77 - 6.56

  MSF BlackRock Bond Income    2015      3.55         0.89 - 2.30       (1.84) - (0.30)
     Sub-Account               2014      3.22         0.89 - 2.30           0.85 - 6.14
                               2013      3.83         0.89 - 2.30       (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30           3.74 - 6.59
                               2011      3.84         0.89 - 2.30           4.00 - 5.62

  MSF BlackRock Capital        2015        --         0.89 - 2.30           0.83 - 5.34
     Appreciation Sub-Account  2014      0.06         0.89 - 2.30           0.94 - 7.93
                               2013      0.79         0.89 - 2.30         31.17 - 33.03
                               2012      0.32         0.89 - 2.30        (0.88) - 13.35
                               2011      0.17         0.89 - 2.30      (11.01) - (9.75)

  MSF BlackRock Large Cap      2015      1.82         0.89 - 1.60      (10.29) - (6.82)
     Value Sub-Account         2014      1.26         0.89 - 1.35           1.39 - 8.95
                               2013      1.38         0.89 - 1.35         30.28 - 30.88
                               2012      1.61         0.89 - 1.35         12.74 - 13.27
                               2011      1.16         0.89 - 1.35           0.97 - 1.44

  MSF BlackRock Money Market   2015        --         0.90 - 2.35       (2.32) - (0.27)
     Sub-Account               2014        --         0.90 - 2.35       (2.32) - (0.13)
                               2013        --         0.90 - 2.35       (2.32) - (0.37)
                               2012        --         0.95 - 2.35       (2.34) - (0.74)
                               2011        --         0.95 - 2.35       (2.32) - (0.94)

  MSF Frontier Mid Cap Growth  2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account               2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)     2013        --         1.30 - 2.35         19.21 - 20.07

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  MSF Jennison Growth             2015    23,988,437      4.61 - 23.40     501,066,353
     Sub-Account                  2014    27,528,387      4.22 - 21.36     529,020,323
                                  2013    32,574,197      3.93 - 19.82     585,624,219
                                  2012    35,125,323      2.91 - 14.55     468,764,846
                                  2011    20,877,221      2.55 - 12.29     248,172,110

  MSF Loomis Sayles Small Cap     2015       250,951     44.97 - 58.33      12,750,644
     Core Sub-Account             2014       261,060     46.83 - 58.80      13,706,471
                                  2013       283,327     46.30 - 57.49      14,610,773
                                  2012       330,015     33.68 - 41.36      12,332,225
                                  2011       310,374     30.16 - 36.63      10,317,247

  MSF Loomis Sayles Small Cap     2015        18,203     17.03 - 18.60         328,707
     Growth Sub-Account           2014        16,302     17.05 - 18.51         293,433
     (Commenced 4/30/2012)        2013        12,506     17.15 - 18.50         226,802
                                  2012         3,306     11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap         2015    10,052,598     17.04 - 49.89     194,979,851
     Value Sub-Account            2014    11,205,267     19.30 - 55.59     244,385,523
                                  2013    13,125,790     19.41 - 55.03     285,771,010
                                  2012    13,419,571     14.54 - 40.57     217,257,576
                                  2011    14,599,235     13.33 - 36.59     215,514,020

  MSF Met/Dimensional             2015     3,198,853     18.74 - 20.72      63,108,799
     International Small Company  2014     3,070,324     18.13 - 19.77      58,174,088
     Sub-Account                  2013     3,208,551     19.88 - 21.38      66,162,419
                                  2012     3,203,412     15.91 - 16.90      52,618,293
                                  2011     3,336,605     13.82 - 14.29      47,225,164

  MSF MetLife Asset               2015     4,782,874     12.86 - 14.78      65,568,612
     Allocation 20 Sub-Account    2014     2,973,577     13.22 - 15.00      41,687,543
                                  2013       557,035     12.93 - 13.63       7,497,408
                                  2012       735,694     12.67 - 13.27       9,655,026
                                  2011       850,770     11.86 - 12.35      10,395,348

  MSF MetLife Asset               2015   297,958,878     12.97 - 15.25   4,248,132,666
     Allocation 40 Sub-Account    2014   341,017,115     13.43 - 15.56   4,991,456,808
                                  2013       550,896     13.60 - 14.27       7,732,376
                                  2012       588,986     12.52 - 13.07       7,576,787
                                  2011       608,383     11.48 - 11.91       7,143,945

  MSF MetLife Asset               2015   446,107,386     13.78 - 19.25   6,667,289,010
     Allocation 60 Sub-Account    2014   489,838,225     14.27 - 19.73   7,527,991,156
                                  2013     3,073,122     13.90 - 14.77      44,655,421
                                  2012     3,326,548     12.05 - 12.71      41,689,448
                                  2011     3,930,913     10.88 - 11.40      44,282,730

  MSF MetLife Asset               2015   388,323,652     13.77 - 19.96   5,814,030,390
     Allocation 80 Sub-Account    2014   420,572,925     14.33 - 20.54   6,507,894,347
                                  2013     3,927,901     14.05 - 14.80      57,260,787
                                  2012     4,335,356     11.55 - 12.09      51,720,857
                                  2011     4,632,179     10.23 - 10.65      48,721,974



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Jennison Growth             2015       0.02        0.90 - 2.35           3.00 - 9.55
     Sub-Account                  2014       0.04        0.90 - 2.35         (0.16) - 7.81
                                  2013       0.20        0.90 - 2.35         33.56 - 35.51
                                  2012       0.01        0.95 - 2.35        (4.12) - 14.17
                                  2011       0.06        1.30 - 2.35       (2.11) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        1.10 - 2.30       (3.98) - (2.67)
     Core Sub-Account             2014         --        1.20 - 2.30           1.15 - 2.27
                                  2013       0.23        1.20 - 2.30         37.49 - 39.01
                                  2012         --        1.20 - 2.30         11.66 - 12.90
                                  2011         --        1.20 - 2.30       (1.94) - (0.86)

  MSF Loomis Sayles Small Cap     2015         --        0.90 - 1.50         (0.08) - 0.52
     Growth Sub-Account           2014         --        0.90 - 1.50         (0.57) - 0.03
     (Commenced 4/30/2012)        2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2015       0.94        0.89 - 2.35     (11.76) - (10.24)
     Value Sub-Account            2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87
                                  2011       0.79        0.89 - 2.35           4.02 - 5.81

  MSF Met/Dimensional             2015       1.67        0.90 - 2.30           0.83 - 4.81
     International Small Company  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     Sub-Account                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)

  MSF MetLife Asset               2015       1.92        0.90 - 2.20       (2.75) - (0.55)
     Allocation 20 Sub-Account    2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66

  MSF MetLife Asset               2015       0.28        0.90 - 2.35       (3.37) - (0.68)
     Allocation 40 Sub-Account    2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)

  MSF MetLife Asset               2015       0.54        0.90 - 2.35       (3.56) - (0.67)
     Allocation 60 Sub-Account    2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)

  MSF MetLife Asset               2015       0.33        0.90 - 2.35       (3.98) - (0.84)
     Allocation 80 Sub-Account    2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Mid Cap Stock    2015     5,111,469     2.75 - 29.62    121,483,288
     Index Sub-Account         2014     5,178,461     2.86 - 30.60    127,735,872
                               2013     5,501,359     2.64 - 28.20    125,884,078
                               2012     4,914,049     2.01 - 21.37     88,989,701
                               2011     4,708,991     1.73 - 18.33     77,805,929

  MSF MetLife Stock Index      2015    25,649,785     7.03 - 78.11    553,515,934
     Sub-Account               2014    28,264,874     7.03 - 77.90    610,830,233
                               2013    28,624,388     6.28 - 69.33    561,274,487
                               2012    29,109,224     4.82 - 52.98    446,759,028
                               2011    25,347,914     4.22 - 46.18    355,993,780

  MSF MFS Total Return         2015       710,775    47.72 - 75.73     42,319,194
     Sub-Account               2014       756,067    49.00 - 76.52     45,817,455
                               2013       814,124    46.24 - 71.07     46,044,412
                               2012       730,405    41.41 - 60.26     35,344,618
                               2011       826,212    38.00 - 54.49     36,390,818

  MSF MFS Value Sub-Account    2015    10,866,190    12.69 - 25.81    249,890,569
                               2014    10,916,908    13.03 - 26.14    255,401,966
                               2013    12,139,878    12.05 - 23.85    260,473,964
                               2012     3,025,966    14.12 - 17.78     48,275,261
                               2011     3,145,406    12.27 - 14.81     43,754,913

  MSF MSCI EAFE Index          2015     8,770,551     1.46 - 15.89     99,902,951
     Sub-Account               2014     8,697,532     1.49 - 16.21    101,223,288
                               2013     8,809,646     1.61 - 17.40    112,197,169
                               2012     7,172,234     1.34 - 14.41     81,404,548
                               2011     6,390,970     1.15 - 12.29     69,159,210

  MSF Neuberger Berman         2015     6,339,117    17.77 - 27.37    131,949,869
     Genesis Sub-Account       2014     7,109,782    18.11 - 27.46    150,104,225
                               2013     8,020,175    18.58 - 27.70    172,247,460
                               2012       626,194    16.44 - 20.18     11,798,908
                               2011       647,811    15.96 - 18.50     11,266,993

  MSF Russell 2000 Index       2015     5,516,806     2.69 - 29.61    129,529,499
     Sub-Account               2014     5,807,014     2.84 - 31.21    144,858,146
                               2013     5,835,501     2.74 - 29.98    141,070,458
                               2012     5,078,788     2.01 - 21.83     91,750,975
                               2011     3,926,223     1.75 - 18.93     64,081,468

  MSF T. Rowe Price Large Cap  2015    19,853,858     8.76 - 62.33    233,448,817
     Growth Sub-Account        2014    15,015,374     8.02 - 57.25    166,959,337
                               2013    14,688,080     8.03 - 53.41    151,930,071
                               2012        39,346    35.99 - 39.07      1,501,612
                               2011        44,809    30.91 - 33.42      1,465,621

  MSF T. Rowe Price Small Cap  2015       373,434    27.19 - 38.55     11,814,560
     Growth Sub-Account        2014       321,073    27.11 - 37.87      9,976,420
                               2013       356,919    25.98 - 35.74     10,522,813
                               2012       380,162    18.41 - 24.95      7,808,995
                               2011       417,381    16.23 - 21.67      7,500,142



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock    2015       0.97        0.89 - 2.35       (7.24) - (2.52)
     Index Sub-Account         2014       0.85        0.89 - 2.35           1.60 - 8.52
                               2013       1.00        0.89 - 2.35         29.67 - 31.97
                               2012       0.82        0.89 - 2.35         14.53 - 16.55
                               2011       0.70        0.89 - 2.35       (4.50) - (2.76)

  MSF MetLife Stock Index      2015       1.57        0.89 - 2.90         (3.80) - 2.90
     Sub-Account               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73
                               2011       1.55        0.89 - 2.90         (1.15) - 0.94

  MSF MFS Total Return         2015       2.49        0.89 - 2.30       (2.62) - (1.04)
     Sub-Account               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59
                               2011       2.68        0.89 - 2.15           0.04 - 1.51

  MSF MFS Value Sub-Account    2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61
                               2011       1.57        0.89 - 2.30       (1.43) - (0.04)

  MSF MSCI EAFE Index          2015       3.14        0.89 - 2.25       (9.98) - (1.36)
     Sub-Account               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27
                               2011       2.23        0.89 - 2.15     (14.50) - (13.28)

  MSF Neuberger Berman         2015       0.18        0.89 - 2.35       (1.95) - (0.31)
     Genesis Sub-Account       2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05
                               2011       0.73        0.89 - 1.95         (7.38) - 4.87

  MSF Russell 2000 Index       2015       1.00        0.89 - 2.35       (9.86) - (3.68)
     Sub-Account               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31
                               2011       0.84        0.89 - 2.35       (6.46) - (4.95)

  MSF T. Rowe Price Large Cap  2015         --        0.89 - 2.35         (3.16) - 9.80
     Growth Sub-Account        2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90
                               2011         --        1.50 - 1.90       (3.19) - (2.80)

  MSF T. Rowe Price Small Cap  2015       0.08        0.89 - 2.15         (8.44) - 1.80
     Growth Sub-Account        2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14
                               2011         --        0.89 - 2.15         (0.70) - 0.87



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MSF Van Eck Global Natural     2015     8,336,502      8.59 - 9.26     74,871,874
     Resources Sub-Account       2014     6,586,665    13.05 - 13.93     89,288,128
                                 2013     6,278,667    16.43 - 17.17    106,449,499
                                 2012     7,200,491    15.15 - 15.70    111,896,983
                                 2011     6,910,683    15.07 - 15.51    106,332,935

  MSF Western Asset              2015         6,545    27.92 - 31.04        195,310
     Management Strategic        2014           398            32.02         12,743
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015    15,069,560    14.65 - 19.92    268,298,667
     Management U.S. Government  2014    15,346,536    14.95 - 19.83    276,085,662
     Sub-Account                 2013    16,417,493    14.93 - 19.52    291,870,388
                                 2012    17,244,875    15.42 - 19.89    313,310,285
                                 2011    16,038,241    15.32 - 19.49    285,529,978

  MSF WMC Core Equity            2015    26,356,637    17.28 - 58.48    527,700,755
     Opportunities Sub-Account   2014    30,718,018    17.28 - 57.62    609,015,113
                                 2013    36,209,587    16.00 - 52.55    658,561,438
                                 2012    41,401,029    12.26 - 39.65    572,327,325
                                 2011    48,368,185    11.12 - 35.45    599,153,697

  Neuberger Berman Genesis       2015           317            22.76          7,222
     Sub-Account                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991
                                 2012           474            17.11          8,101
                                 2011           474            15.72          7,443

  Oppenheimer VA Core Bond       2015         1,226             6.10          7,477
     Sub-Account                 2014         1,362             6.13          8,346
                                 2013         1,493             5.79          8,646
                                 2012         1,541             5.88          9,058
                                 2011         1,878             5.41         10,150

  Oppenheimer VA Main Street     2015     4,053,883    16.54 - 28.62    109,248,990
     Small Cap Sub-Account       2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407
                                 2012     5,041,901    11.62 - 19.97     96,092,155
                                 2011     4,964,464     9.98 - 17.13     81,494,321

  Oppenheimer VA Main Street     2015        12,936             8.08        104,564
     Sub-Account                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039
                                 2012        14,959             5.59         83,663
                                 2011        22,109             4.85        107,300

  Oppenheimer VA Money           2015           668             5.38          3,592
     Sub-Account                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000
                                 2012        20,150             5.61        112,965
                                 2011        20,177             5.69        114,709



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Van Eck Global Natural     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
     Resources Sub-Account       2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                 2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)

  MSF Western Asset              2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Management Strategic        2014         --               1.10                (0.65)
     Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Management U.S. Government  2014       1.68        0.95 - 2.35           0.17 - 1.58
     Sub-Account                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28

  MSF WMC Core Equity            2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Opportunities Sub-Account   2014       0.59        0.89 - 2.35           1.34 - 9.65
                                 2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)

  Neuberger Berman Genesis       2015       0.05               0.89                (0.74)
     Sub-Account                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84
                                 2011       0.84               0.89                  3.67

  Oppenheimer VA Core Bond       2015       4.05               1.40                (0.44)
     Sub-Account                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75
                                 2011       5.76               1.40                  6.77

  Oppenheimer VA Main Street     2015       0.64        0.95 - 1.75       (7.72) - (6.98)
     Small Cap Sub-Account       2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55
                                 2011       0.36        0.95 - 1.75       (4.07) - (3.30)

  Oppenheimer VA Main Street     2015       0.92               1.40                  1.89
     Sub-Account                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24
                                 2011       1.27               1.40                (1.40)

  Oppenheimer VA Money           2015         --               1.40                (1.38)
     Sub-Account                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)
                                 2011       0.01               1.40                (1.37)



             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  PIMCO VIT Commodity          2015        39,333      6.34 - 6.37         250,085
     RealReturn Strategy       2014         1,515      8.69 - 8.70          13,170
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015        44,282      9.16 - 9.21         406,796
     Bonds Sub-Account         2014         1,592             9.55          15,202
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015        29,245      9.61 - 9.66         281,863
     Bond Sub-Account          2014           478             9.96           4,759
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015     1,461,366    38.92 - 47.94      63,990,328
     Sub-Account               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927
                               2011     1,688,831    26.60 - 31.48      49,145,077

  Pioneer VCT Real Estate      2015         8,230    27.82 - 31.25         240,901
     Shares Sub-Account        2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514
                               2011        12,968    18.70 - 20.38         251,847

  T. Rowe Price Growth Stock   2015        44,692           157.95       7,058,976
     Sub-Account               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585
                               2011        73,401            81.96       6,015,937

  T. Rowe Price International  2015        27,270            15.32         417,754
     Stock Sub-Account         2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881
                               2011        59,337            11.89         705,529

  T. Rowe Price Prime Reserve  2015        28,754            17.29         497,039
     Sub-Account               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146
                               2011        54,384            17.91         973,756

  TAP 1919 Variable Socially   2015         5,634    35.70 - 39.24         215,832
     Responsive Balanced       2014         6,406    37.02 - 40.53         253,840
     Sub-Account               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329
                               2011        17,377    27.28 - 29.51         501,373

  UIF Global Infrastructure    2015        32,371    10.20 - 11.38         345,685
     Sub-Account               2014           664    12.49 - 12.95           8,465
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015        26,997      9.61 - 9.67         260,319
     Equity Index Sub-Account  2014         1,662    10.08 - 10.09          16,769
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                        INCOME          LOWEST TO           LOWEST TO
                                       RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                     -------------  ----------------  ------------------
  PIMCO VIT Commodity          2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     RealReturn Strategy       2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets   2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     Bonds Sub-Account         2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained      2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     Bond Sub-Account          2014       0.04               1.35                (0.10)
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value    2015       0.55        0.95 - 1.95       (8.16) - (7.24)
     Sub-Account               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77
                               2011       0.64        0.95 - 1.95       (7.66) - (6.73)

  Pioneer VCT Real Estate      2015       2.06        1.20 - 1.95           2.50 - 3.27
     Shares Sub-Account        2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70
                               2011       2.24        1.20 - 1.95           7.64 - 8.45

  T. Rowe Price Growth Stock   2015         --               0.89                  9.87
     Sub-Account               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86
                               2011       0.02               0.89                (1.85)

  T. Rowe Price International  2015       0.80               0.89                (1.65)
     Stock Sub-Account         2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66
                               2011       1.20               0.89               (13.11)

  T. Rowe Price Prime Reserve  2015       0.01               0.89                (0.88)
     Sub-Account               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)
                               2011       0.01               0.89                (0.87)

  TAP 1919 Variable Socially   2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Responsive Balanced       2014       0.87        1.50 - 1.90           7.25 - 7.68
     Sub-Account               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06
                               2011       1.20        1.50 - 1.90       (1.89) - (1.51)

  UIF Global Infrastructure    2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     Sub-Account               2014         --        1.10 - 1.35           0.27 - 0.30
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short       2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     Equity Index Sub-Account  2014         --        1.10 - 1.35           0.67 - 0.70
     (Commenced 11/19/2014)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2015.

3. Statements of Operations for the year ended December 31, 2015.

4. Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2015 and 2014.

3. Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (21)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (21)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (3)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (21)



   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (22)



   (ii) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (17)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)

   (iii)       Death Benefit Rider - (Annual Step-Up) (1)


   (iv)        Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (v) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (vi)        Terminal Illness Rider (1)


   (vii)       Unisex Annuity Rates Rider (1)


   (viii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI - 2023 (2)


   (ix) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 7018-1 03/03) (4)


   (x)         Form of Contract Schedule 8028-6 (2/08)-XXC [6% + GMIB II] (12)


   (xi)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)


   (xii)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (5)


   (xiii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)


   (xiv)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)


   (xv)        Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (5)


   (xvi)       Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (6)


   (xvii)      Form of Three Month Market Entry Rider 8104-1 (05/05) (6)


   (xviii) Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB (11/05) - E (7)


   (xix)       Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05)
               (7)


   (xx)        Form of Contract Schedule 8028-6 (2/08)-XXC [6% + EGWB] (12)


   (xxi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (8)


   (xxii)      Fixed Account Rider 8012 (11/00) (9)


   (xxiii)     Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)
               (10)


   (xxiv)      Form of Contract Schedule Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08) (10)


   (xxv) Guaranteed Minimum Income Benefit Rider -- Living Benefit MLIU-560-4 (GMIB Plus II) (4/08) (10)


   (xxvi)      Form of Contract Schedule Guaranteed Minimum Income Benefit
               (GMIB) Rider (GMIB Plus II) MLIU-EGMIB (4/08) (12)


   (xxvii) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (10)


   (xxviii)    Form of Purchase Payment Credit Rider 8030 (2/08)-XXC [6%] (11)


   (xxix)      Form of Purchase Payment Credit Rider 8030 (5/09)-XXC
               [Recapture] (11)


   (xxx)       Form of Contract Schedule [6%] 8028-6 (2/08)-XXC (11)


   (xxxi)      Form of Contract Schedule 8028-7 (5/09)-XXC [Recapture] (11)


   (xxxii) Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II) (11)


   (xxxiii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E
               (13)


   (xxxiv) Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (14)


   (xxxv)      Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (15)


   (xxxvi)     Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (16)

   (xxxvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (21)


   (xxxviii)   Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (21)


5. (i)         Form of Variable Annuity Application 8600 (8/08) APPXTRA NOV
               2008 (11)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (21)


   (ii)        Copy of the Bylaws of the Company (21)


7.             Not Applicable.


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (18)


     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (19)


     (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (19)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (21)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (20)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)


9.             Opinion of Counsel (21)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Peter M. Carlson and Anant Bhalla (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(11) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.


(12) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.


(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(18) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(19) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(20) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(21) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200263 and 811-03365) filed electronically on November 17, 2014.



(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Myles Lambert                       Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Anant Bhalla                        Director, Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Jean P. Vernor                      Senior Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210




Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer         Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Kevin G. Finneran                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Derrick L. Kelson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172



James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stroz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036




Joseph Vaccaro         Senior Vice President and Tax Director
277 Park Avenue
46th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807





William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807





Ellen N. Derrig          Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962

Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105





James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Richard A. Stevens                     Vice President
18210 Crane Nest Dr Tampa,FL 33647





Frans W. teGroen                             Vice President and Corporate Illustration Actuary
1300 Hall Boulevard Bloomfield, CT 06002





Patricia M. Wersching                           Vice President
13045 Tesson Ferry Road St. Louis, MO 63128





Beverly C. Campbell                 Vice President
11215 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 392,989 owners of qualified contracts and 174,664 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B

Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds          Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


(e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(f)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(g)        MetLife, One Financial Center, Boston, MA 02111


(h)        MetLife, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2016.


   METLIFE INVESTORS USA SEPARATE
   ACCOUNT A
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President



   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E.Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2016.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt

/s/ Myles Lambert                  Director
-------------------------------
Myles Lambert

/s/ Kieran Mullins                 Director
-------------------------------
Kieran Mullins

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial Officer

-------------------------------
Anant Bhalla



   *By:   /s/ John M. Richards
          -----------------------------------
          John M. Richards, Attorney-In-Fact
          April 13, 2016

* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney